UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04323

Natixis Funds Trust I

(Exact name of Registrant as specified in charter)

888 Boylston Street, Suite 800 Boston, Massachusetts 02199-8197

(Address of principal executive offices) (Zip code)

Russell L. Kane, Esq.

Natixis Distribution, L.P.

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2822

Date of fiscal year end: December 31

Date of reporting period: June 30, 2018

Item 1. Reports to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Semiannual Report

June 30, 2018

Loomis Sayles Multi-Asset Income Fund

Loomis Sayles Strategic Alpha Fund

Natixis U.S. Equity Opportunities Fund

LOOMIS SAYLES MULTI-ASSET INCOME FUND

Managers	Symbols
Thomas Fahey	Class A IIDPX
Kevin P. Kearns	Class C CIDPX
Maura T. Murphy, CFA®	Class N LMINX
Loomis, Sayles & Company, L.P.	Class Y YIDPX

Investment Goal

The Fund seeks current income with a secondary objective of capital appreciation.

1  |

Average Annual Total Returns — June 30, 20185,6

						Expense Ratios[7]
	6 Months	1 Year	5 Years	10 Years	Life of Class N	Gross	Net

Class Y (Inception 12/3/12)[1]
NAV	-2.26%	4.45%	6.89%	7.88%	—%	0.91%	0.73%

Class A (Inception 11/17/05)
NAV	-2.29	4.24	6.71	7.78	—	1.16	0.98
With 4.25% Maximum Sales Charge	-6.47	-0.19	5.79	7.31	—

Class C (Inception 11/17/05)
NAV	-2.74	3.39	5.89	6.97	—	1.91	1.73
With CDSC[2]	-3.68	2.43	5.89	6.97	—

Class N (Inception 8/31/15)
NAV	-2.16	4.50	—	—	7.99	1.38	0.68

Comparative Performance
Bloomberg Barclays U.S. Aggregate Bond Index[3]	-1.62	-0.40	2.27	3.72	1.63
S&P 500® Index[4]	2.65	14.37	13.42	10.17	14.35

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Prior to the inception of Class Y shares (12/3/2012), performance is that of Class A shares and reflects the higher net expenses of that share class.

2	Class C share performance assumes a 1.00% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

3

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index that covers the U.S.-dollar denominated, investment grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, government-related, corporate, mortgage-backed securities, asset-backed securities, and collateralized mortgage-backed securities sectors.

4

S&P 500® Index is a widely recognized measure of U.S. stock market performance. It is an unmanaged index of 500 common stocks chosen for market size, liquidity, and industry group representation, among other factors.

5	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

6

Prior to the stock market close August 31, 2015, the Fund had multiple subadvisers. The performance results shown above for the periods prior to the stock market close August 31, 2015 reflect results achieved by those subadvisers using different investment strategies.

7

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense caps set to expire on 4/30/19. When a Fund’s expenses are below the cap, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense caps.

|  2

LOOMIS SAYLES STRATEGIC ALPHA FUND

Managers	Symbols
Matthew J. Eagan, CFA®	Class A LABAX
Kevin P. Kearns	Class C LABCX
Todd P. Vandam, CFA®	Class N LASNX
Loomis, Sayles & Company, L.P.	Class Y LASYX

Investment Goal

The Fund seeks to provide an attractive absolute total return, complemented by prudent investment management designed to manage risks and protect investor capital. The secondary goal of the Fund is to achieve these returns with relatively low volatility.

3  |

Average Annual Total Returns — June 30, 20184

						Expense Ratios[5]
	6 Months[6]	1 Year	5 Years	Life of Class		Gross	Net

Class Y (Inception 12/15/10)				Class Y/A/C	Class N
NAV	1.13%	3.20%	2.79%	2.92%	—%	0.76%	0.75%

Class A (Inception 12/15/10)
NAV	1.00	2.94	2.52	2.67	—	1.01	1.00
With 4.25% Maximum Sales Charge	-3.29	-1.47	1.62	2.09	—

Class C (Inception 12/15/10)
NAV	0.61	2.14	1.76	1.89	—	1.76	1.75
With CDSC[1]	-0.38	1.14	1.76	1.89	—

Class N (Inception 5/1/17)
NAV	1.15	3.25	—	—	2.73	0.71	0.70

Comparative Performance
3-Month LIBOR[2]	0.91	1.52	0.65	0.56	1.46
3-Month LIBOR + 300 basis points[3]	2.42	4.61	3.72	3.62	4.55

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2

3-Month LIBOR, or the London Interbank Offered Rate, represents the average rate at which a leading bank, for a given currency (in this case U.S. dollars), can obtain unsecured funding, and is representative of short-term interest rates.

3	3-Month LIBOR +300 basis points is created by adding 3.00% to the annual return of 3-Month LIBOR. The calculation is performed on a monthly basis and is subject to the effects of compounding.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

5

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense caps set to expire on 4/30/19. When a Fund’s expenses are below the cap, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense caps.

6

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund for financial reporting purposes only, and as such, the total returns reflected above are different from the total returns reported in the financial highlights. The returns presented in the table above are what an investor would have actually experienced.

|  4

NATIXIS U.S. EQUITY OPPORTUNITIES FUND

Managers	Symbols
Large Cap Value Segment	Class A NEFSX
Harris Associates L.P.	Class C NECCX
All Cap Growth Segment	Class N NESNX
Loomis, Sayles & Company, L.P.	Class Y NESYX

Investment Goal

The Fund seeks long-term growth of capital.

5  |

Average Annual Total Returns — June 30, 20184

						Expense Ratios[5]
	6 Months	1 Year	5 Years	10 Years	Life of Class N	Gross	Net

Class Y (Inception 11/15/94)
NAV	4.14%	16.40%	16.28%	11.96%	—%	0.93%	0.93%

Class A (Inception 7/7/94)
NAV	4.02	16.11	15.99	11.68	—	1.19	1.19
With 5.75% Maximum Sales Charge	-1.95	9.45	14.62	11.02	—

Class C (Inception 7/7/94)
NAV	3.62	15.26	15.12	10.84	—	1.94	1.94
With CDSC[1]	2.62	14.26	15.12	10.84	—

Class N (Inception 5/1/17)
NAV	4.23	16.61	—	—	18.40	13.39	0.76

Comparative Performance
S&P 500® Index[2]	2.65	14.37	13.42	10.17	14.03
Russell 1000® Index[3]	2.85	14.54	13.37	10.20	14.10

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Performance for Class C shares assumes a 1.00% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2

S&P 500® Index is a widely recognized measure of U.S. stock market performance. It is an unmanaged index of 500 common stocks chosen for market size, liquidity, and industry group representation, among other factors.

3

Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000® Index represents approximately 92% of the U.S. market and is constructed to provide a comprehensive and unbiased barometer for the large-cap segment and is completely reconstituted annually to ensure new and growing equities are reflected.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

5

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense caps set to expire on 4/30/19. When a Fund’s expenses are below the cap, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense caps.

|  6

ADDITIONAL INFORMATION

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Investment Managers or any of its related or affiliated companies (collectively “Natixis affiliates”) and does not sponsor, endorse or participate in the provision of any Natixis affiliates services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information, disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the Natixis Funds’ proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on Natixis Funds’ website at im.natixis.com; and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. Information regarding how Natixis Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available from Natixis Funds’ website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

Natixis Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

7  |

UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions, and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Funds’ prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each class of Fund shares shows the actual account values and actual Fund expenses you would have paid on a $1,000 investment in the Fund from January 1, 2018 through June 30, 2018. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown for your class.

The second line in the table for each class of Fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table of each Fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

|  8

LOOMIS SAYLES MULTI-ASSET INCOME FUND	BEGINNING ACCOUNT VALUE 1/1/2018	ENDING ACCOUNT VALUE 6/30/2018	EXPENSES PAID DURING PERIOD* 1/1/2018 – 6/30/2018
Class A
Actual	$1,000.00	$977.10	$4.66
Hypothetical (5% return before expenses)	$1,000.00	$1,020.08	$4.76
Class C
Actual	$1,000.00	$972.60	$8.31
Hypothetical (5% return before expenses)	$1,000.00	$1,016.36	$8.50
Class N
Actual	$1,000.00	$978.40	$3.19
Hypothetical (5% return before expenses)	$1,000.00	$1,021.57	$3.26
Class Y
Actual	$1,000.00	$977.40	$3.43
Hypothetical (5% return before expenses)	$1,000.00	$1,021.32	$3.51

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.95%, 1.70%, 0.65% and 0.70% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

LOOMIS SAYLES STRATEGIC ALPHA FUND	BEGINNING ACCOUNT VALUE 1/1/2018	ENDING ACCOUNT VALUE 6/30/2018**	EXPENSES PAID DURING PERIOD* 1/1/2018 – 6/30/2018**
Class A
Actual	$1,000.00	$1,009.00	$4.98
Hypothetical (5% return before expenses)	$1,000.00	$1,019.84	$5.01
Class C
Actual	$1,000.00	$1,005.10	$8.70
Hypothetical (5% return before expenses)	$1,000.00	$1,016.12	$8.75
Class N
Actual	$1,000.00	$1,010.50	$3.44
Hypothetical (5% return before expenses)	$1,000.00	$1,021.37	$3.46
Class Y
Actual	$1,000.00	$1,010.30	$3.74
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	$3.76

*

Expenses are equal to the Fund’s annualized expense ratio: 1.00%, 1.75%, 0.69% and 0.75% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

**

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes. Amounts expressed in the table include the effect of such adjustments.

9  |

NATIXIS U.S. EQUITY OPPORTUNITIES FUND	BEGINNING ACCOUNT VALUE 1/1/2018	ENDING ACCOUNT VALUE 6/30/2018	EXPENSES PAID DURING PERIOD* 1/1/2018 – 6/30/2018
Class A
Actual	$1,000.00	$1,040.20	$5.92
Hypothetical (5% return before expenses)	$1,000.00	$1,018.99	$5.86
Class C
Actual	$1,000.00	$1,036.20	$9.69
Hypothetical (5% return before expenses)	$1,000.00	$1,015.27	$9.59
Class N
Actual	$1,000.00	$1,042.30	$3.85
Hypothetical (5% return before expenses)	$1,000.00	$1,021.03	$3.81
Class Y
Actual	$1,000.00	$1,041.40	$4.66
Hypothetical (5% return before expenses)	$1,000.00	$1,020.23	$4.61

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.17%, 1.92%, 0.76% and 0.92% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

|  10

BOARD APPROVAL OF THE EXISTING ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees of the Trusts (the “Board”), including the Independent Trustees, considers matters bearing on each Fund’s advisory agreement and Loomis Sayles Multi-Asset Income Fund’s and Natixis U.S. Equity Opportunities Fund’s sub-advisory agreements (collectively, the “Agreements”) at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review Committee of the Board meets to review the Agreements to determine whether to recommend that the full Board approve the continuation of the Agreements, typically for an additional one-year period. After the Contract Review Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements.

In connection with these meetings, the Trustees receive materials that the Funds’ investment advisers and sub-advisers, as applicable (collectively, the “Advisers”) believe to be reasonably necessary for the Trustees to evaluate the Agreements. These materials generally include, among other items, (i) information on the investment performance of the Funds and the performance of peer groups of funds and the Funds’ performance benchmarks, (ii) information on the Funds’ advisory and sub-advisory fees, if any, and other expenses, including information comparing the Funds’ advisory fees and sub-advisory fees, if any, to the fees charged to institutional accounts with similar strategies managed by the Advisers, if any, and to those of peer groups of funds and information about any applicable expense caps and/or fee “breakpoints,” (iii) sales and redemption data in respect of the Funds, (iv) information about the profitability of the Agreements to the Advisers and (v) information obtained through the completion by the Advisers of a questionnaire distributed on behalf of the Trustees. The Board, including the Independent Trustees, also considers other matters such as (i) each Adviser’s financial results and financial condition, (ii) each Fund’s investment objective and strategies and the size, education and experience of the Advisers’ respective investment staffs and their use of technology, external research and trading cost measurement tools, (iii) arrangements in respect of the distribution of the Funds’ shares and the related costs, (iv) the allocation of the Funds’ brokerage, if any, including, to the extent applicable, the use of “soft” commission dollars to pay for research and other similar services, (v) the resources devoted to, and the record of compliance with, the Funds’ investment policies and restrictions, policies on personal securities transactions and other compliance policies, (vi) each Adviser’s policies and procedures relating to, among other things, compliance, trading and best execution, proxy voting and valuation, (vii) information about amounts invested by the Funds’ portfolio managers in the Funds or in similar accounts that they manage and (viii) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Advisers.

In addition to the materials requested by the Trustees in connection with their annual consideration of the continuation of the Agreements, the Trustees receive materials in advance of each regular quarterly meeting of the Board that provide detailed information about the Funds’ investment performance and the fees charged to the Funds for advisory and other services. This information generally includes, among other things, an internal

11  |

performance rating for each Fund based on agreed-upon criteria, graphs showing each Fund’s performance and expense differentials against each Fund’s peer group/category where available, performance ratings provided by a third-party, total return information for various periods, and third-party performance rankings for various periods comparing a Fund against similarly categorized funds. The portfolio management team for each Fund or other representatives of the Advisers make periodic presentations to the Contract Review Committee and/or the full Board, and Funds identified as presenting possible performance concerns may be subject to more frequent Board or Committee presentations and reviews. In addition, each quarter the Trustees are provided with detailed statistical information about each Fund’s portfolio. The Trustees also receive periodic updates between meetings.

The Board most recently approved the continuation of the Agreements for a one-year period at its meeting held in June 2018. In considering whether to approve the continuation of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreements included, but were not limited to, the factors listed below.

The nature, extent and quality of the services provided to the Funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by the Advisers and their affiliates to the Funds and the resources dedicated to the Funds by the Advisers and their affiliates.

The Trustees considered not only the advisory services provided by the Advisers to the Funds, but also the monitoring and oversight services provided by Natixis Advisors, L.P. (“Natixis Advisors”). They also considered the administrative and shareholder services provided by Natixis Advisors and its affiliates to the Funds.

For each Fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds that offers shareholders the right to exchange shares of one type of fund for shares of another type of fund, and provides a variety of fund and shareholder services.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the renewal of the Agreements.

Investment performance of the Funds and the Advisers. As noted above, the Trustees received information about the performance of the Funds over various time periods, including information that compared the performance of the Funds to the performance of peer groups and categories of funds and the Funds’ respective performance benchmarks. In addition, the Trustees reviewed data prepared by an independent third party that analyzed the performance of the Funds using a variety of performance metrics, including metrics that measured the performance of the Funds on a risk adjusted basis.

The Board noted that, through December 31, 2017, each Fund’s one-, three- and five-year performance, as applicable, stated as percentile rankings within categories selected by the

|  12

independent third-party data provider, was as follows (where the best performance would be in the first percentile of its category):

	One-Year	Three-Year	Five-Year
Loomis Sayles Multi-Asset Income Fund	59%	42%	78%
Loomis Sayles Strategic Alpha Fund	64%	50%	54%
Natixis U.S. Equity Opportunities Fund	64%	6%	6%

In the case of each Fund that had performance that lagged that of a relevant category median as determined by the independent third-party for certain (although not necessarily all) periods, the Board concluded that other factors relevant to performance supported renewal of the Agreements. These factors included one or more of the following: (1) that the underperformance was attributable, to a significant extent, to investment decisions (such as security selection or sector allocation) by the Adviser that were reasonable and consistent with the Fund’s investment objective and policies; (2) that the Fund’s more recent performance, although lagging in certain periods, had shown improvement relative to its category; and (3) that the Fund’s long-term performance was strong when compared to relevant performance benchmarks.

The Trustees also considered each Adviser’s performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Advisers to Trustee concerns about performance and the willingness of the Advisers to take steps intended to improve performance.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of the Funds and the Advisers and/or other relevant factors supported the renewal of the Agreements.

The costs of the services to be provided and profits to be realized by the Advisers and their affiliates from their respective relationships with the Funds. The Trustees considered the fees charged to the Funds for advisory, sub-advisory and administrative services, as applicable, as well as the total expense levels of the Funds. This information included comparisons (provided both by management and by an independent third party) of the Funds’ advisory fees and total expense levels to those of their peer groups and information about the advisory fees charged by the Advisers to comparable accounts (such as institutional separate accounts), as well as information about differences in such fees and the reasons for any such differences. In considering the fees charged to comparable accounts, the Trustees considered, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage mutual fund assets and the greater regulatory costs associated with the management of such assets. In evaluating each Fund’s advisory and sub-advisory fees, as applicable, the Trustees also took into account the demands, complexity and quality of the investment management of such Fund and the need for the Advisers to offer competitive compensation and the potential need to expend additional resources to the extent the Fund grows in size. The Trustees considered that over the past several years, management had made recommendations regarding reductions in advisory fee rates, implementation of advisory fee breakpoints and the institution of advisory fee waivers and expense caps for various funds in the fund family. They noted that the Funds have expense caps in place, and

13  |

they considered the amounts waived or reimbursed by the Adviser for a Fund under its cap. The Trustees also considered that the expenses for Natixis U.S. Equity Opportunities Fund were below its caps.

The Trustees noted that certain of the Funds had total advisory fee rates that were above the median of a peer group of funds. In this regard, the Trustees considered the factors that management believed justified such relatively higher advisory fee rates. These factors included one or more of the following: (1) that the Fund’s advisory fee was not significantly above the peer group median and that advisory fee rate reductions were implemented as of July 1, 2017; and (2) that the Fund was managed by prominent portfolio managers.

The Trustees also considered the compensation directly or indirectly received by the Advisers and their affiliates from their relationships with the Funds. The Trustees reviewed information provided by management as to the profitability of the Advisers’ and their affiliates’ relationships with the Funds, and information about the allocation of expenses used to calculate profitability. They also reviewed information provided by management about the effect of distribution costs and changes in asset levels on Adviser profitability, including information regarding resources spent on distribution activities. When reviewing profitability, the Trustees also considered information about court cases in which adviser compensation or profitability were issues, the performance of the relevant Funds, the expense levels of the Funds, whether the Advisers had implemented breakpoints and/or expense caps with respect to such Funds and the overall profit margin of Natixis Investment Managers compared to that of certain other investment managers for which such data was available.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fees charged to each of the Funds were fair and reasonable, and that the costs of these services generally and the related profitability of the Advisers and their affiliates in respect of their relationships with the Funds supported the renewal of the Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Advisers and whether those economies are shared with the Funds through breakpoints in their investment advisory fees or other means, such as expense caps. The Trustees also discussed with management the factors considered with respect to the implementation of breakpoints in investment advisory fees or expense caps for certain funds. Management explained that a number of factors are taken into account in considering the possible implementation of breakpoints or an expense cap for a fund, including, among other things, factors such as a fund’s assets, the projected growth of a fund, projected profitability and a fund’s fees and performance. With respect to economies of scale, the Trustees noted that Loomis Sayles Multi-Asset Income Fund and Loomis Sayles Strategic Alpha Fund had breakpoints in their advisory fees and that each of the Funds in this report was subject to an expense cap. The Trustees also considered that the expense caps and advisory fees for the Loomis Sayles Strategic Alpha Fund and Natixis U.S. Equity Opportunities Fund were reduced last year, and that a breakpoint was added to the advisory fee for Loomis Sayles Strategic Alpha Fund last year. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and on a relative basis) and the profitability to the Advisers and their affiliates of their relationships with the Funds, as discussed above.

|  14

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the Funds supported the renewal of the Agreements.

The Trustees also considered other factors, which included but were not limited to the following:

•	The effect of recent market and economic events on the performance, asset levels and expense ratios of each Fund.

•

Whether each Fund has operated in accordance with its investment objective and the Fund’s record of compliance with its investment restrictions, and the compliance programs of the Funds and the Advisers. They also considered the compliance-related resources the Advisers and their affiliates were providing to the Funds.

•

So-called “fallout benefits” to the Advisers, such as the engagement of affiliates of the Advisers to provide distribution and administrative services to the Funds, and the benefits of research made available to the Advisers by reason of brokerage commissions (if any) generated by the Funds’ securities transactions. The Trustees also considered the benefits to the parent company of Natixis Advisors from the retention of the Adviser. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

•	The Trustees’ review and discussion of the Funds’ advisory arrangements in prior years, and management’s record of responding to Trustee concerns raised during the year and in prior years.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that each of the existing Agreements should be continued through June 30, 2019.

15  |

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Loomis Sayles Multi-Asset Income Fund

Shares	Description	Value (†)
Common Stocks — 41.1% of Net Assets
	Aerospace & Defense — 0.5%
1,455	Boeing Co. (The)	$488,167
702	Lockheed Martin Corp.	207,392

		695,559

	Air Freight & Logistics — 0.2%
37,734	Royal Mail PLC	251,041

	Airlines — 1.7%
32,883	Delta Air Lines, Inc.	1,629,024
10,976	Deutsche Lufthansa AG	262,959
8,000	Japan Airlines Co. Ltd.	283,448
62,266	Qantas Airways Ltd.	283,534

		2,458,965

	Banks — 6.6%
5,900	Aozora Bank Ltd.	223,914
88,789	Bank of America Corp.	2,502,962
4,221	BB&T Corp.	212,907
18,188	BNP Paribas S.A.	1,125,053
20,500	BOC Hong Kong Holdings Ltd.	96,349
3,500	Canadian Imperial Bank of Commerce	304,461
47,625	Citigroup, Inc.	3,187,065
84,097	Credit Agricole S.A.	1,123,014
7,284	Fifth Third Bancorp	209,051
7,428	First Hawaiian, Inc.	215,561
7,883	Huntington Bancshares, Inc.	116,353
6,100	National Bank of Canada	292,878
4,874	Popular, Inc.	220,353

		9,829,921

	Beverages — 0.4%
2,703	Carlsberg AS, Class B	318,031
10,900	Kirin Holdings Co. Ltd.	292,173

		610,204

	Biotechnology — 0.5%
5,341	AbbVie, Inc.	494,844
1,522	Amgen, Inc.	280,946

		775,790

	Capital Markets — 3.1%
1,679	Federated Investors, Inc., Class B	39,154
6,458	Goldman Sachs Group, Inc. (The)	1,424,441
4,574	Houlihan Lokey, Inc.	234,280
18,293	IG Group Holdings PLC	207,425
4,377	Lazard Ltd., Class A	214,079
43,174	Morgan Stanley	2,046,448
17,314	Virtu Financial, Inc., Class A	459,687

		4,625,514

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Loomis Sayles Multi-Asset Income Fund – (continued)

Shares	Description	Value (†)
	Chemicals — 1.0%
5,329	CF Industries Holdings, Inc.	$236,607
3,299	Covestro AG	293,227
6,979	Huntsman Corp.	203,787
4,579	LyondellBasell Industries NV, Class A	503,003
2,500	Methanex Corp.	176,777

		1,413,401

	Commercial Services & Supplies — 0.2%
4,154	KAR Auction Services, Inc.	227,639

	Communications Equipment — 1.4%
48,527	Cisco Systems, Inc.	2,088,117

	Construction & Engineering — 0.6%
7,046	ACS Actividades de Construccion y Servicios S.A.	284,278
7,046	ACS Actividades de Construccion y Servicios S.A., Rights(a)	7,257
1,660	Hochtief AG	299,353
24,000	Kajima Corp.	185,440
2,600	Taisei Corp.	143,180

		919,508

	Consumer Finance — 0.3%
8,598	Ally Financial, Inc.(b)(c)	225,869
2,381	Capital One Financial Corp.	218,814

		444,683

	Containers & Packaging — 0.1%
3,900	International Paper Co.	203,112

	Distributors — 0.2%
13,800	Canon Marketing Japan, Inc.	287,438

	Diversified Consumer Services — 0.3%
18,579	H&R Block, Inc.	423,230

	Diversified Telecommunication Services — 1.1%
31,493	Verizon Communications, Inc.	1,584,413

	Electric Utilities — 0.8%
38,500	CK Infrastructure Holdings Ltd.	285,005
9,500	CLP Holdings Ltd.	102,328
1,857	Duke Energy Corp.	146,852
3,398	Entergy Corp.	274,524
216,000	HK Electric Investments & HK Electric Investments Ltd., 144A	205,935
46,635	Mercury NZ Ltd.	106,345

		1,120,989

	Electronic Equipment, Instruments & Components — 0.1%
25,000	Hitachi Ltd.	176,125

	Energy Equipment & Services — 2.0%
23,674	Halliburton Co.	1,066,751
29,210	Schlumberger Ltd.	1,957,946

		3,024,697

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Loomis Sayles Multi-Asset Income Fund – (continued)

Shares	Description	Value (†)
	Food & Staples Retailing — 0.3%
3,800	Seven & I Holdings Co. Ltd.	$165,739
3,578	Walgreens Boots Alliance, Inc.	214,734

		380,473

	Food Products — 0.6%
5,021	J.M. Smucker Co. (The)	539,657
45,962	Leroy Seafood Group ASA	309,613
40,000	WH Group Ltd., 144A	32,367

		881,637

	Gas Utilities — 0.1%
3,383	National Fuel Gas Co.	179,164

	Health Care Providers & Services — 0.3%
2,406	AmerisourceBergen Corp.	205,160
2,084	Quest Diagnostics, Inc.	229,115

		434,275

	Hotels, Restaurants & Leisure — 1.2%
6,478	Flight Centre Travel Group Ltd.	304,945
326,900	Genting Singapore Ltd.	292,711
6,745	Las Vegas Sands Corp.	515,048
3,359	Six Flags Entertainment Corp.	235,298
13,034	TUI AG	285,080
2,700	Yum! Brands, Inc.	211,194

		1,844,276

	Household Durables — 0.4%
5,301	Berkeley Group Holdings PLC	264,059
7,979	Persimmon PLC	265,778
19,031	Taylor Wimpey PLC	44,799

		574,636

	Independent Power & Renewable Electricity Producers — 0.6%
41,319	AES Corp. (The)	554,088
138,541	Meridian Energy Ltd.	292,634

		846,722

	Industrial Conglomerates — 0.2%
163,000	NWS Holdings Ltd.	281,295

	Industrial Other — 0.0%
939	Iron Mountain, Inc.	32,874

	Insurance — 0.5%
5,521	FNF Group	207,700
82,174	Legal & General Group PLC	287,432
2,279	Prudential Financial, Inc.	213,109

		708,241

	Leisure Products — 0.0%
2,400	Sega Sammy Holdings, Inc.	41,077

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Loomis Sayles Multi-Asset Income Fund – (continued)

Shares	Description	Value (†)
	Machinery — 1.2%
10,749	Allison Transmission Holdings, Inc.	$435,227
2,837	Caterpillar, Inc.	384,896
1,584	Cummins, Inc.	210,672
11,256	Hillenbrand, Inc.	530,721
3,516	PACCAR, Inc.	217,851

		1,779,367

	Metals & Mining — 0.3%
10,521	BHP Billiton PLC	236,117
4,031	Rio Tinto PLC	222,182

		458,299

	Multi-Utilities — 0.4%
15,364	CenterPoint Energy, Inc.	425,737
3,595	Dominion Energy, Inc.	245,107

		670,844

	Multiline Retail — 1.0%
7,086	Kohl’s Corp.	516,569
13,515	Macy’s, Inc.	505,867
6,812	Target Corp.	518,529

		1,540,965

	Oil, Gas & Consumable Fuels — 3.2%
8,014	Chevron Corp.	1,013,210
3,312	ConocoPhillips	230,581
12,390	CVR Energy, Inc.	458,306
13,934	Exxon Mobil Corp.	1,152,760
2,817	HollyFrontier Corp.	192,767
5,351	Marathon Petroleum Corp.	375,426
2,607	Occidental Petroleum Corp.	218,154
5,310	OMV AG	300,322
4,472	PBF Energy, Inc., Class A	187,511
1,897	Phillips 66	213,052
4,049	Valero Energy Corp.	448,751

		4,790,840

	Paper & Forest Products — 0.9%
10,925	Domtar Corp.	521,560
17,400	Navigator Co. S.A. (The)	103,319
6,800	Norbord, Inc.	279,624
14,415	Stora Enso Oyj, Class R	280,832
3,835	UPM-Kymmene OYJ	136,546

		1,321,881

	Personal Products — 0.2%
7,000	Pola Orbis Holdings, Inc.	307,618

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Loomis Sayles Multi-Asset Income Fund – (continued)

Shares	Description	Value (†)
	Pharmaceuticals — 0.3%
1,450	Bristol-Myers Squibb Co.	$80,243
12,107	Pfizer, Inc.	439,242

		519,485

	Professional Services — 0.3%
1,764	Dun & Bradstreet Corp. (The)	216,355
3,431	Robert Half International, Inc.	223,358

		439,713

	Real Estate Management & Development — 0.2%
3,500	CK Asset Holdings Ltd.	27,707
900	Daikyo, Inc.	19,670
100	Daiwa House Industry Co. Ltd.	3,402
648	Deutsche Wohnen SE	31,294
749	Entra ASA, 144A	10,208
180	Fabege AB	2,141
804	Fastighets AB Balder(a)	20,921
900	Goldcrest Co. Ltd.	14,620
1,067	Hemfosa Fastigheter AB	12,463
4,400	Henderson Land Development Co. Ltd.	23,202
4,400	Hongkong Land Holdings Ltd.	31,455
19,000	K Wah International Holdings Ltd.	10,920
6,800	Swire Properties Ltd.	25,078
43	Vonovia SE	2,044

		235,125

	REITs – Apartments — 0.0%
72	Invincible Investment Corp.	32,398
2	Japan Rental Housing Investments, Inc.	1,608

		34,006

	REITs – Diversified — 0.1%
200	Dream Global Real Estate Investment Trust	2,185
74	Equinix, Inc.	31,812
11	Fukuoka REIT Corp.	17,439
11	Gecina S.A.	1,838
262	PS Business Parks, Inc.	33,667
2,213	UMH Properties, Inc.	33,969
486	W.P. Carey, Inc.	32,246

		153,156

	REITs – Health Care — 0.0%
662	CareTrust REIT, Inc.	11,049
1,087	Omega Healthcare Investors, Inc.	33,697

		44,746

	REITs – Hotels — 0.1%
4,434	Ashford Hospitality Trust, Inc.	35,915
3,026	Braemar Hotels & Resorts, Inc.	34,557
1,545	Hersha Hospitality Trust	33,140

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Loomis Sayles Multi-Asset Income Fund – (continued)

Shares	Description	Value (†)
	REITs – Hotels — continued
1,144	Hospitality Properties Trust	$32,730
17	Japan Hotel REIT Investment Corp.	12,736
230	Summit Hotel Properties, Inc.	3,291
1,306	Xenia Hotels & Resorts, Inc.	31,814

		184,183

	REITs – Manufactured Homes — 0.0%
344	Equity Lifestyle Properties, Inc.	31,614

	REITs – Office Property — 0.1%
42,000	Champion REIT	27,856
15,711	Green REIT PLC	27,127
17	Mori Trust Sogo REIT, Inc.	24,359
1,971	Workspace Group PLC	28,017

		107,359

	REITs – Shopping Centers — 0.1%
12	AEON REIT Investment Corp.	13,848
26	Alexander’s, Inc.	9,948
7	Frontier Real Estate Investment Corp.	28,129
3,500	Link REIT	31,918

		83,843

	REITs – Single Tenant — 0.0%
101	Agree Realty Corp.	5,330
301	National Retail Properties, Inc.	13,232
418	STORE Capital Corp.	11,453

		30,015

	REITs – Storage — 0.1%
342	Extra Space Storage, Inc.	34,135
778	National Storage Affiliates Trust	23,978
150	Public Storage	34,029

		92,142

	REITs – Warehouse/Industrials — 0.0%
24	EastGroup Properties, Inc.	2,293
300	Granite Real Estate Investment Trust	12,236
873	Terreno Realty Corp.	32,886

		47,415

	Semiconductors & Semiconductor Equipment — 2.7%
25,305	Analog Devices, Inc.	2,427,255
1,677	BE Semiconductor Industries NV	45,128
1,921	KLA-Tencor Corp.	196,960
3,706	Maxim Integrated Products, Inc.	217,394
14,506	QUALCOMM, Inc.	814,077
1,600	Tokyo Electron Ltd.	274,645

		3,975,459

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Loomis Sayles Multi-Asset Income Fund – (continued)

Shares	Description	Value (†)
	Software — 1.6%
24,005	Microsoft Corp.	$2,367,133

	Specialty Retail — 0.6%
9,466	American Eagle Outfitters, Inc.	220,085
6,004	Best Buy Co., Inc.	447,778
3,802	Williams-Sonoma, Inc.	233,367

		901,230

	Technology Hardware, Storage & Peripherals — 0.7%
9,723	HP, Inc.	220,615
8,999	Seagate Technology PLC	508,174
3,152	Western Digital Corp.	243,996

		972,785

	Textiles, Apparel & Luxury Goods — 0.3%
3,715	Ralph Lauren Corp.	467,050

	Thrifts & Mortgage Finance — 0.2%
9,900	Genworth MI Canada, Inc.	322,156

	Tobacco — 0.5%
6,736	Altria Group, Inc.	382,537
8,656	Imperial Brands PLC	321,468

		704,005

	Trading Companies & Distributors — 0.6%
6,800	ITOCHU Corp.	122,984
17,100	Mitsui & Co. Ltd.	284,754
17,700	Sumitomo Corp.	290,277
719	W.W. Grainger, Inc.	221,739

		919,754

	Transportation Infrastructure — 0.1%
6,524	Societa Iniziative Autostradali e Servizi S.p.A.	97,872

	Total Common Stocks (Identified Cost $62,026,904)	60,965,076

Principal Amount (‡)
Bonds and Notes — 39.3%
Non-Convertible Bonds — 39.0%
	Aerospace & Defense — 1.0%
$725,000	Engility Corp., 8.875%, 9/01/2024	757,625
750,000	L3 Technologies, Inc., 4.400%, 6/15/2028	746,509

		1,504,134

	Banking — 10.2%
610,000	Australia & New Zealand Banking Group Ltd., (fixed rate to 6/15/2026, variable rate thereafter), 6.750%, 144A(d)	619,913
1,900,000	Banco BTG Pactual S.A., (fixed rate to 9/18/2019, variable rate thereafter), 8.750%, 144A(d)	1,915,238

See accompanying notes to financial statements.

|  22

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Loomis Sayles Multi-Asset Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Banking — continued
$1,600,000	BNP Paribas S.A., (fixed rate to 11/15/2027, variable rate thereafter), 5.125%, 144A(d)	$1,409,408
345,000	BNP Paribas S.A., (fixed rate to 3/01/2028, variable rate thereafter), 4.375%, 3/01/2033, 144A	323,620
1,400,000	Credit Agricole S.A., (fixed rate to 1/23/2024, variable rate thereafter), 7.875%, 144A(d)	1,428,000
580,000	Credit Suisse Group AG, (fixed rate to 12/11/2023, variable rate thereafter), 7.500%, 144A(d)	598,850
550,000	Dresdner Funding Trust I, 8.151%, 6/30/2031, 144A	684,719
1,560,000	HSBC Holdings PLC, (fixed rate to 3/23/2023, variable rate thereafter), 6.250%(d)	1,530,750
1,500,000	Macquarie Bank Ltd., (fixed rate to 3/08/2027, variable rate thereafter), 6.125%, 144A(d)	1,346,250
1,405,000	Royal Bank of Scotland Group PLC, (fixed rate to 8/10/2025, variable rate thereafter), 8.000%(d)	1,475,250
1,510,000	Societe Generale S.A., (fixed rate to 12/18/2023, variable rate thereafter), 7.875%, 144A(d)	1,543,975
865,000	Standard Chartered PLC, (fixed rate to 3/15/2028, variable rate thereafter), 4.866%, 3/15/2033, 144A	839,896
1,420,000	Standard Chartered PLC, (fixed rate to 4/02/2023, variable rate thereafter), 7.750%, 144A(d)	1,455,500

		15,171,369

	Cable Satellite — 3.4%
625,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2027, 144A	584,766
1,700,000	DISH DBS Corp., 5.000%, 3/15/2023	1,474,750
830,000	DISH DBS Corp., 7.750%, 7/01/2026	727,287
1,600,000	Telenet Finance Luxembourg Notes S.a.r.l., 5.500%, 3/01/2028, 144A	1,468,704
820,000	Ziggo Bond Finance BV, 6.000%, 1/15/2027, 144A	757,475

		5,012,982

	Chemicals — 0.4%
650,000	Hercules LLC, 6.500%, 6/30/2029(b)(c)	658,125

	Electric — 0.3%
435,000	NRG Energy, Inc., 7.250%, 5/15/2026	463,275

	Food & Beverage — 0.4%
635,000	Marfrig Holdings Europe BV, Class B, 8.000%, 6/08/2023, 144A	642,715

	Government Owned – No Guarantee — 2.2%
680,000	Banco do Brasil S.A., 4.625%, 1/15/2025, 144A	626,457
1,325,000	Petrobras Global Finance BV, 5.999%, 1/27/2028, 144A	1,199,125
715,000	YPF S.A., 8.500%, 3/23/2021, 144A	726,797
740,000	YPF S.A., 8.750%, 4/04/2024, 144A	731,120

		3,283,499

	Healthcare — 1.0%
715,000	Polaris Intermediate Corp., PIK, 8.500%, 12/01/2022, 144A(e)	737,344
680,000	Vizient, Inc., 10.375%, 3/01/2024, 144A	749,700

		1,487,044

See accompanying notes to financial statements.

23  |

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Loomis Sayles Multi-Asset Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Independent Energy — 5.1%
$735,000	Carrizo Oil & Gas, Inc., 6.250%, 4/15/2023	$744,187
1,170,000	Chesapeake Energy Corp., 8.000%, 6/15/2027	1,190,475
1,580,000	Gulfport Energy Corp., 6.375%, 1/15/2026	1,516,800
540,000	MEG Energy Corp., 6.375%, 1/30/2023, 144A	502,200
1,165,000	MEG Energy Corp., 7.000%, 3/31/2024, 144A	1,086,362
595,000	SM Energy Co., 5.625%, 6/01/2025	566,738
810,000	SM Energy Co., 6.750%, 9/15/2026	812,025
1,110,000	Whiting Petroleum Corp., 6.625%, 1/15/2026, 144A	1,143,300

		7,562,087

	Life Insurance — 0.5%
770,000	MetLife, Inc., Series D, (fixed rate to 3/15/2028, variable rate thereafter), 5.875%(d)	782,974

	Metals & Mining — 1.2%
1,035,000	Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 7.500%, 5/01/2025, 144A	1,102,275
625,000	First Quantum Minerals Ltd., 7.500%, 4/01/2025, 144A	616,812

		1,719,087

	Midstream — 3.3%
640,000	AmeriGas Partners LP/AmeriGas Finance Corp., 5.875%, 8/20/2026	624,000
1,500,000	Energy Transfer Partners LP, 4.950%, 6/15/2028	1,495,342
1,120,000	EQT Midstream Partners LP, Series 10Y, 5.500%, 7/15/2028	1,119,808
1,020,000	Plains All American Pipeline LP, Series B, (fixed rate to 11/15/2022, variable rate thereafter), 6.125%(d)	966,450
730,000	Summit Midstream Partners LP, Series A, (fixed rate to 12/15/2022, variable rate thereafter), 9.500%(d)	716,999

		4,922,599

	Non-Agency Commercial Mortgage-Backed Securities — 0.3%
370,000	Commercial Mortgage Trust, Series 2016-SAVA, Class C, 1-month LIBOR + 3.000%, 5.073%, 10/15/2034, 144A(f)	370,580

	Oil Field Services — 2.0%
780,000	McDermott Technology Americas, Inc./McDermott Technology U.S., Inc., 10.625%, 5/01/2024, 144A	813,150
735,000	Noble Holding International Ltd., 7.875%, 2/01/2026, 144A	757,050
870,000	Transocean, Inc., 6.800%, 3/15/2038	706,875
625,000	Transocean, Inc., 8.375%, 12/15/2021	668,750

		2,945,825

	Packaging — 0.4%
540,000	ARD Finance S.A., PIK, 7.125%, 9/15/2023(e)	541,350

	Pharmaceuticals — 1.6%
285,000	Bayer U.S. Finance II LLC, 4.250%, 12/15/2025, 144A	286,525
750,000	Bayer U.S. Finance II LLC, 4.375%, 12/15/2028, 144A	751,426
560,000	Bayer U.S. Finance II LLC, 4.625%, 6/25/2038, 144A	555,166
820,000	Teva Pharmaceutical Finance Netherlands III BV, 6.750%, 3/01/2028	835,767

		2,428,884

See accompanying notes to financial statements.

|  24

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Loomis Sayles Multi-Asset Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Property & Casualty Insurance — 1.0%
510,000	Ardonagh Midco 3 PLC, 8.375%, 7/15/2023, 144A, (GBP)	$682,812
770,000	Assurant, Inc., (fixed rate to 3/27/2028, variable rate thereafter), 7.000%, 3/27/2048	777,257

		1,460,069

	Sovereigns — 1.1%
280,000	Panama Government International Bond, 4.500%, 5/15/2047	271,600
445,000	Republic of Uruguay, 4.975%, 4/20/2055	431,650
885,000	State of Qatar, 5.103%, 4/23/2048, 144A	882,310

		1,585,560

	Supermarkets — 0.8%
1,280,000	New Albertsons LP, 7.750%, 6/15/2026	1,124,544

	Technology — 0.6%
410,000	Dell International LLC/EMC Corp., 8.100%, 7/15/2036, 144A	481,405
290,000	Dell International LLC/EMC Corp., 8.350%, 7/15/2046, 144A	349,252

		830,657

	Treasuries — 0.8%
5,375,000	Republic of Uruguay, 8.500%, 3/15/2028, 144A, (UYU)	147,271
33,545,000	Republic of Uruguay, 9.875%, 6/20/2022, 144A, (UYU)	1,059,038

		1,206,309

	Utility Other — 0.3%
460,000	ACWA Power Management And Investments One Ltd., 5.950%, 12/15/2039, 144A	449,365

	Wireless — 0.4%
565,000	Sprint Corp., 7.625%, 3/01/2026	576,300

	Wirelines — 0.7%
835,000	CenturyLink, Inc., Series U, 7.650%, 3/15/2042	693,050
385,000	Cincinnati Bell, Inc., 7.000%, 7/15/2024, 144A	351,312

		1,044,362

	Total Non-Convertible Bonds (Identified Cost $58,878,101)	57,773,695

Convertible Bonds — 0.3%
	Cable Satellite — 0.2%
400,000	DISH Network Corp., 3.375%, 8/15/2026	387,438

	Midstream — 0.0%
25,000	Whiting Petroleum Corp., 1.250%, 4/01/2020	23,861

	Technology — 0.1%
120,000	Nuance Communications, Inc., 1.250%, 4/01/2025	112,601

	Total Convertible Bonds (Identified Cost $590,945)	523,900

	Total Bonds and Notes (Identified Cost $59,469,046)	58,297,595

See accompanying notes to financial statements.

25  |

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Loomis Sayles Multi-Asset Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
Senior Loans — 7.2%
	Airlines — 1.4%
$2,063,636	Gol LuxCo S.A., 1st Lien Term Loan, 6.500%, 8/31/2020	$2,112,647

	Building Materials — 0.8%
1,135,000	CPG International, Inc., 2017 Term Loan, 5/03/2024(g)	1,133,105

	Chemicals — 0.4%
334,079	ASP Chromaflo Dutch I BV, Term Loan B2, 1-month LIBOR + 3.500%, 5.594%, 11/18/2023(f)	335,125
256,921	ASP Chromaflo Intermediate Holdings, Inc., Term Loan B1, 1-month LIBOR + 3.500%, 5.594%, 11/18/2023(f)	257,725

		592,850

	Consumer Products — 0.8%
1,202,000	Rodan & Fields LLC, 2018 Term Loan B, 3-month LIBOR + 4.000%, 6.073%, 6/06/2025(f)	1,201,255

	Financial Other — 0.8%
1,156,454	Wall Street Systems Delaware, Inc., 2017 Term Loan B, 1-month LIBOR + 3.000%, 5.094%, 11/21/2024(f)	1,139,107

	Independent Energy — 0.3%
392,811	Chesapeake Energy Corp., Term Loan, 1-month LIBOR + 7.500%, 9.594%, 8/23/2021(f)	410,570
27,959	MEG Energy Corp., 2017 Term Loan B, LIBOR + 3.500%, 5.600%, 12/31/2023(h)	27,938

		438,508

	Lodging — 0.4%
665,050	Hilton Worldwide Finance LLC, Term Loan B2, 1-month LIBOR + 1.750%, 3.841%, 10/25/2023(f)	664,771

	Media Entertainment — 0.5%
727,375	LSC Communications, Inc., 2017 Term Loan B, 1-month LIBOR + 5.500%, 7.594%, 9/30/2022(f)	726,924

	Refining — 0.3%
403,988	Delek U.S. Holdings, Inc., 2018 Term Loan B, 1-month LIBOR + 2.500%, 4.594%, 3/13/2025(f)	401,968

	Retailers — 0.7%
1,109,337	Staples, Inc., 2017 Term Loan B, 3-month LIBOR + 4.000%, 6.358%, 9/12/2024(f)	1,093,740

	Wirelines — 0.8%
1,135,257	TDC AS, USD Term Loan, 5/31/2025(g)	1,132,067

	Total Senior Loans (Identified Cost $10,579,533)	10,636,942

Shares
Exchange-Traded Funds and Notes — 6.7%
631,160	Alerian MLP ETF	6,374,716
130,000	JPMorgan Alerian MLP Index ETN	3,455,400

	Total Exchange-Traded Funds and Notes (Identified Cost $10,249,609)	9,830,116

See accompanying notes to financial statements.

|  26

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Loomis Sayles Multi-Asset Income Fund – (continued)

Shares	Description	Value (†)
Preferred Stocks — 1.8%
Non-Convertible Preferred Stocks — 1.4%
	Banking — 0.7%
36,425	Bank of America Corp., Series GG, 6.000%	$951,421

	Midstream — 0.2%
14,215	Energy Transfer Partners LP, Series C, (fixed rate to 5/15/2023, variable rate thereafter), 7.375%	355,233

	Property & Casualty Insurance — 0.5%
30,000	Allstate Corp. (The), Series G, 5.625%	776,100

	Total Non-Convertible Preferred Stocks (Identified Cost $2,016,000)	2,082,754

Convertible Preferred Stock — 0.4%
	Midstream — 0.4%
932	Chesapeake Energy Corp., 5.750% (Identified Cost $631,845)	584,271

	Total Preferred Stocks (Identified Cost $2,647,845)	2,667,025

Principal Amount (‡)
Short-Term Investments — 7.6%
$11,293,506	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/29/2018 at 1.100% to be repurchased at $11,294,541 on 7/02/2018 collateralized by $12,330,000 U.S. Treasury Note, 1.250% due 7/31/2023 valued at $11,522,558 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $11,293,506)	11,293,506

	Total Investments — 103.7% (Identified Cost $156,266,443)	153,690,260
	Other assets less liabilities — (3.7)%	(5,431,359)

	Net Assets — 100.0%	$148,258,901

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.
(b)	Illiquid security.
(c)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At June 30, 2018, the value of these securities amounted to $883,994 or 0.6% of net assets. See Note 2 of Notes to Financial Statements.
(d)	Perpetual bond with no specified maturity date.
(e)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional principal. For the period ended June 30, 2018, interest payments were made in cash.

See accompanying notes to financial statements.

27  |

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Loomis Sayles Multi-Asset Income Fund – (continued)

(f)	Variable rate security. Rate as of June 30, 2018 is disclosed.
(g)	Position is unsettled. Contract rate was not determined at June 30, 2018 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(h)	Variable rate security. Rate shown represents the weighted average rate of underlying contracts at June 30, 2018. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, the value of Rule 144A holdings amounted to $33,025,693 or 22.3% of net assets.
ETF	Exchange-Traded Fund
ETN	Exchange-Traded Note
LIBOR	London Interbank Offered Rate
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts

GBP	British Pound
UYU	Uruguayan Peso

Industry Summary at June 30, 2018 (Unaudited)

Banking	10.2%
Banks	6.6
Independent Energy	5.4
Midstream	3.9
Cable Satellite	3.6
Oil, Gas & Consumable Fuels	3.2
Capital Markets	3.1
Airlines	3.1
Semiconductors & Semiconductor Equipment	2.7
Government Owned – No Guarantee	2.2
Energy Equipment & Services	2.0
Oil Field Services	2.0
Other Investments, less than 2% each	41.4
Exchange-Traded Funds	6.7
Short-Term Investments	7.6

Total Investments	103.7
Other assets less liabilities	(3.7)

Net Assets	100.0%

See accompanying notes to financial statements.

|  28

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Loomis Sayles Strategic Alpha Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 64.3% of Net Assets
Non-Convertible Bonds — 61.7%
	ABS Car Loan — 5.4%
$734,918	ACC Trust, Series 2018-1, Class A, 3.700%, 12/21/2020, 144A	$735,135
1,171,106	Ally Auto Receivables Trust, Series 2016-3, Class A3, 1.440%, 8/17/2020(a)	1,165,863
1,455,000	AmeriCredit Automobile Receivables Trust, Series 2015-4, Class D, 3.720%, 12/08/2021(a)	1,466,379
295,000	AmeriCredit Automobile Receivables Trust, Series 2016-2, Class D, 3.650%, 5/09/2022(a)	297,308
2,415,000	BMW Vehicle Owner Trust, Series 2018-A, Class A2B, 1-month LIBOR + 0.070%, 2.161%, 11/25/2020(a)(b)	2,414,274
1,785,000	California Republic Auto Receivables Trust, Series 2018-1, Class D, 4.330%, 4/15/2025	1,787,914
1,360,000	CarMax Auto Owner Trust, Series 2018-1, Class A2B, 1-month LIBOR + 0.150%, 2.223%, 5/17/2021(a)(b)	1,359,494
1,435,000	CarMax Auto Owner Trust, Series 2018-2, Class D, 3.990%, 4/15/2025	1,434,237
422,469	CIG Auto Receivables Trust, Series 2017-1A, Class A, 2.710%, 5/15/2023, 144A(a)	419,741
600,000	CPS Auto Receivables Trust, Series 2014-D, Class C, 4.350%, 11/16/2020, 144A(a)	606,647
815,000	CPS Auto Receivables Trust, Series 2017-D, Class D, 3.730%, 9/15/2023, 144A(a)	810,383
230,000	CPS Auto Receivables Trust, Series 2018-A, Class C, 3.050%, 12/15/2023, 144A(a)	227,697
1,205,000	Credit Acceptance Auto Loan Trust, Series 2018-2A, Class C, 4.160%, 9/15/2027, 144A	1,211,863
2,175,000	Drive Auto Receivables Trust, Series 2016-CA, Class C, 3.020%, 11/15/2021, 144A(a)	2,176,716
2,955,000	Drive Auto Receivables Trust, Series 2018-1, Class D, 3.810%, 5/15/2024(a)	2,950,104
1,390,000	DT Auto Owner Trust, Series 18-2A, Class D, 4.150%, 3/15/2024, 144A	1,391,521
461,374	DT Auto Owner Trust, Series 2014-3A, Class D, 4.470%, 11/15/2021, 144A(a)	463,582
1,058,796	DT Auto Owner Trust, Series 2015-2A, Class D, 4.250%, 2/15/2022, 144A(a)	1,065,237
4,075,000	DT Auto Owner Trust, Series 2016-1A, Class D, 4.660%, 12/15/2022, 144A(a)	4,126,480
3,045,000	DT Auto Owner Trust, Series 2016-2A, Class D, 5.430%, 11/15/2022, 144A(a)	3,109,147
270,000	First Investors Auto Owner Trust, Series 2014-1A, Class D, 3.280%, 4/15/2021, 144A(a)	270,142
440,000	First Investors Auto Owner Trust, Series 2014-2A, Class D, 3.470%, 2/15/2021, 144A(a)	440,416
345,000	First Investors Auto Owner Trust, Series 2015-1A, Class D, 3.590%, 1/18/2022, 144A(a)	345,201
1,710,000	First Investors Auto Owner Trust, Series 2015-2A, Class D, 4.220%, 12/15/2021, 144A(a)	1,727,054

See accompanying notes to financial statements.

29  |

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	ABS Car Loan — continued
$220,000	First Investors Auto Owner Trust, Series 2016-2A, Class D, 3.350%, 11/15/2022, 144A(a)	$216,639
605,000	Flagship Credit Auto Trust, Series 2015-1, Class C, 3.760%, 6/15/2021, 144A(a)	608,625
650,000	Flagship Credit Auto Trust, Series 2016-3, Class D, 3.890%, 11/15/2022, 144A(a)	650,602
6,934	Ford Credit Auto Owner Trust, Series 2015-A, Class A3, 1.280%, 9/15/2019(a)	6,929
152,663	Ford Credit Auto Owner Trust, Series 2015-B, Class A3, 1.160%, 11/15/2019(a)	152,497
768,428	Ford Credit Auto Owner Trust, Series 2015-C, Class A3, 1.410%, 2/15/2020(a)	766,851
1,239,318	Ford Credit Auto Owner Trust, Series 2017-A, Class A2B, 1-month LIBOR + 0.120%, 2.193%, 12/15/2019(a)(b)	1,239,417
1,362,000	Hertz Vehicle Financing II LP, Series 2017-2A, Class A, 3.290%, 10/25/2023, 144A(a)	1,334,045
1,209,311	Honda Auto Receivables Owner Trust, Series 2016-2, Class A3, 1.390%, 4/15/2020(a)	1,202,880
1,290,000	Honda Auto Receivables Owner Trust, Series 2017-1, Class A3, 1.720%, 7/21/2021(a)	1,277,055
5,095,000	Honda Auto Receivables Owner Trust, Series 2018-1, Class A3, 2.640%, 2/15/2022(a)	5,068,431
3,045,000	NextGear Floorplan Master Owner Trust, Series 2017-1A, Class A1, 1-month LIBOR + 0.850%, 2.923%, 4/18/2022, 144A(a)(b)	3,062,859
815,000	NextGear Floorplan Master Owner Trust, Series 2017-2A, Class A1, 1-month LIBOR + 0.680%, 2.753%, 10/17/2022, 144A(a)(b)	819,237
2,590,000	NextGear Floorplan Master Owner Trust, Series 2018-1A, Class A1, 1-month LIBOR + 0.640%, 2.713%, 2/15/2023, 144A(a)(b)	2,593,984
917,963	Nissan Auto Receivables Owner Trust, Series 2016-C, Class A3, 1.180%, 1/15/2021(a)	907,731
440,280	Nissan Auto Receivables Owner Trust, Series 2017-A, Class A2B, 1-month LIBOR + 0.060%, 2.133%, 1/15/2020(a)(b)	440,292
1,525,000	Nissan Auto Receivables Owner Trust, Series 2017-A, Class A3, 1.740%, 8/16/2021(a)	1,503,928
3,220,000	Nissan Auto Receivables Owner Trust, Series 2018-A, Class A3, 2.650%, 5/16/2022(a)	3,202,909
3,045,000	Prestige Auto Receivables Trust, Series 2016-1A, Class D, 5.150%, 11/15/2021, 144A(a)	3,081,587
3,585,000	Santander Drive Auto Receivables Trust, Series 2018-2, Class D, 3.880%, 2/15/2024	3,569,660
353,000	Tidewater Auto Receivables Trust, Series 2018-AA, Class D, 4.300%, 11/15/2024, 144A	352,900
252,534	Toyota Auto Receivables Owner Trust, Series 2015-C, Class A3, 1.340%, 6/17/2019(a)	252,329
603,201	Toyota Auto Receivables Owner Trust, Series 2016-C, Class A3, 1.140%, 8/17/2020(a)	598,452
57,582	Toyota Auto Receivables Owner Trust, Series 2016-D, Class A2B, 1-month LIBOR + 0.130%, 2.203%, 5/15/2019(a)(b)	57,585

See accompanying notes to financial statements.

|  30

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	ABS Car Loan — continued
$1,555,006	Toyota Auto Receivables Owner Trust, Series 2017-B, Class A2B, 1-month LIBOR + 0.060%, 2.133%, 1/15/2020(a)(b)	$1,555,005
764,788	USAA Auto Owner Trust, Series 2016-1, Class A3, 1.200%, 6/15/2020(a)	761,818
818,503	Veros Automobile Receivables Trust, Series 2017-1, Class A, 2.840%, 4/17/2023, 144A(a)	815,151
3,400,000	Volkswagen Auto Loan Enhanced Trust, Series 2018-1, Class A2B, 2.285%, 7/20/2021(c)(d)	3,400,000
595,000	Westlake Automobile Receivables Trust, Series 2017-1A, Class D, 3.460%, 10/17/2022, 144A(a)	594,990
740,000	Westlake Automobile Receivables Trust, Series 2018-1A, Class D, 3.410%, 5/15/2023, 144A(a)	735,518

		72,832,441

	ABS Credit Card — 4.9%
3,145,000	American Express Credit Account Master Trust, Series 2013-1, Class A, 1-month LIBOR + 0.420%, 2.493%, 2/16/2021(a)(b)	3,145,297
5,420,000	American Express Credit Account Master Trust, Series 2017-6, Class A, 2.040%, 5/15/2023(a)	5,310,467
2,765,000	American Express Issuance Trust II, Series 2013-2, Class A, 1-month LIBOR + 0.430%, 2.503%, 8/15/2019(a)(b)	2,766,579
2,050,000	BA Credit Card Trust, Series 2014-A1, Class A, 1-month LIBOR + 0.380%, 2.453%, 6/15/2021(a)(b)	2,053,280
995,000	Bank of America Credit Card Trust, Series 2016-A1, Class A, 1-month LIBOR + 0.390%, 2.463%, 10/15/2021(a)(b)	997,089
4,385,000	Bank of America Credit Card Trust, Series 2017-A1, Class A1, 1.950%, 8/15/2022(a)	4,317,907
5,875,000	Bank of America Credit Card Trust, Series 2018-A1, Class A1, 2.700%, 7/17/2023(a)	5,838,812
3,600,000	Capital One Multi-Asset Execution Trust, Series 2015-A7, Class A7, 1.450%, 8/16/2021(a)	3,589,657
2,585,000	Capital One Multi-Asset Execution Trust, Series 2017-A1, Class A1, 2.000%, 1/17/2023(a)	2,547,776
3,500,000	Chase Issuance Trust, Series 2015-A4, Class A4, 1.840%, 4/15/2022(a)	3,434,550
3,120,000	Chase Issuance Trust, Series 2016-A2, Class A, 1.370%, 6/15/2021(a)	3,081,058
5,825,000	Citibank Credit Card Issuance Trust, Series 2013-A7, Class A7, 1-month LIBOR + 0.430%, 2.476%, 9/10/2020(a)(b)	5,828,884
5,800,000	Citibank Credit Card Issuance Trust, Series 2016-A1, Class A1, 1.750%, 11/19/2021(a)	5,714,242
5,520,000	Citibank Credit Card Issuance Trust, Series 2017-A8, Class A8, 1.860%, 8/08/2022(a)	5,390,884
6,025,000	Citibank Credit Card Issuance Trust, Series 2018-A1, Class A1, 2.490%, 1/20/2023(a)	5,948,734
5,425,000	Discover Card Execution Note Trust, Series 2018-A3, Class A3, 1-month LIBOR + 0.230%, 2.328%, 12/15/2023(b)	5,421,759

		65,386,975

See accompanying notes to financial statements.

31  |

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	ABS Home Equity — 10.8%
$540,710	Adjustable Rate Mortgage Trust, Series 2004-4, Class 3A1, 3.916%, 3/25/2035(a)(c)	$531,534
1,136,862	Adjustable Rate Mortgage Trust, Series 2005-1, Class 3A1, 3.820%, 5/25/2035(a)(c)	1,150,683
1,861,019	Ajax Mortgage Loan Trust, Series 2016-B, Class A, 4.000%, 9/25/2065, 144A(a)(c)	1,864,732
1,179,197	Ajax Mortgage Loan Trust, Series 2016-C, Class A, 4.000%, 10/25/2057, 144A(a)(c)	1,181,959
374,799	Ajax Mortgage Loan Trust, Series 2017-A, Class A, 3.470%, 4/25/2057, 144A(a)(c)	372,164
1,505,478	Ajax Mortgage Loan Trust, Series 2017-B, Class A, 3.163%, 9/25/2056, 144A(a)(c)	1,476,044
441,883	Alternative Loan Trust, Series 2004-16CB, Class 1A1, 5.500%, 7/25/2034(a)	453,376
490,830	Alternative Loan Trust, Series 2004-16CB, Class 3A1, 5.500%, 8/25/2034(a)	502,783
327,666	Alternative Loan Trust, Series 2004-28CB, Class 5A1, 5.750%, 1/25/2035	327,849
832,559	Alternative Loan Trust, Series 2005-J1, Class 2A1, 5.500%, 2/25/2025	844,812
300,000	American Homes 4 Rent, Series 2014-SFR2, Class D, 5.149%, 10/17/2036, 144A(a)	315,034
2,170,000	American Homes 4 Rent, Series 2014-SFR2, Class E, 6.231%, 10/17/2036, 144A(a)	2,391,268
1,200,000	American Homes 4 Rent, Series 2014-SFR3, Class E, 6.418%, 12/17/2036, 144A(a)	1,336,259
645,919	Banc of America Alternative Loan Trust, Series 2003-8, Class 1CB1, 5.500%, 10/25/2033	658,339
1,269,045	Banc of America Funding Trust, Series 2004-B, Class 4A2, 3.456%, 11/20/2034(c)	1,257,479
379,927	Banc of America Funding Trust, Series 2005-5, Class 1A1, 5.500%, 9/25/2035	401,563
777,250	Banc of America Funding Trust, Series 2005-7, Class 3A1, 5.750%, 11/25/2035	816,149
479,338	Banc of America Funding Trust, Series 2007-4, Class 5A1, 5.500%, 11/25/2034	481,017
1,442,420	Banc of America Mortgage Trust, Series 2005-I, Class 4A1, 3.369%, 10/25/2035(c)	1,412,786
581,639	Bayview Opportunity Master Fund IIIa Trust, Series 2017-RN7, Class A1, 3.105%, 9/28/2032, 144A(a)(c)	579,333
1,423,641	Bayview Opportunity Master Fund IIIa Trust, Series 2017-RN8, Class A1, 3.352%, 11/28/2032, 144A(c)	1,416,521
71,400	Bayview Opportunity Master Fund IIIb Trust, Series 2017-RN3, Class A1, 3.228%, 5/28/2032, 144A(a)(c)	71,387
1,334,959	Bayview Opportunity Master Fund IV Trust, Series 2018-RN2, Class A1, 3.598%, 2/25/2033, 144A(a)(c)	1,330,037
1,787,916	Bayview Opportunity Master Fund IVa Trust, Series 2018-RN1, Class A1, 3.278%, 1/28/2033, 144A(a)(c)	1,774,903
702,768	Bayview Opportunity Master Fund IVa Trust, Series 2018-RN3, Class A1, 3.672%, 3/28/2033, 144A(a)(c)	701,549

See accompanying notes to financial statements.

|  32

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	ABS Home Equity — continued
$1,046,610	Bayview Opportunity Master Fund IVb Trust, Series 2017-NPL2, Class A1, 2.981%, 10/28/2032, 144A(a)(c)	$1,041,067
1,476,241	Bayview Opportunity Master Fund Trust, Series 2018-RN5, Class A1, 3.820%, 4/28/2033, 144A(c)	1,474,939
674,917	BCAP LLC Trust, Series 2007-AA2, Class 22A1, 6.000%, 3/25/2022	671,643
548,524	CHL Mortgage Pass-Through Trust, Series 2004-12, Class 8A1, 3.893%, 8/25/2034(c)	540,624
1,567,563	Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A3, 3.617%, 8/25/2035(c)	1,566,500
2,200,000	Colony American Finance Ltd., Series 2015-1, Class D, 5.649%, 10/15/2047, 144A	2,237,904
1,065,000	Colony American Finance Ltd., Series 2016-1, Class C, 4.638%, 6/15/2048, 144A(a)(c)	1,073,739
3,190,000	Colony American Homes, Series 2015-1A, Class D, 1-month LIBOR + 2.150%, 4.196%, 7/17/2032, 144A(a)(b)	3,187,244
3,015,000	Colony American Homes, Series 2015-1A, Class F, 1-month LIBOR + 3.650%, 5.696%, 7/17/2032, 144A(b)	3,018,870
1,410,000	Colony Starwood Homes Trust, Series 2016-2A, Class E, 1-month LIBOR + 3.350%, 5.423%, 12/17/2033, 144A(b)	1,428,967
667,945	Countrywide Alternative Loan Trust, Series 2003-22CB, Class 1A1, 5.750%, 12/25/2033(a)	684,689
581,109	Countrywide Alternative Loan Trust, Series 2004-14T2, Class A11, 5.500%, 8/25/2034	604,455
1,081,696	Countrywide Alternative Loan Trust, Series 2004-J10, Class 2CB1, 6.000%, 9/25/2034	1,119,256
553,969	Countrywide Alternative Loan Trust, Series 2004-J3, Class 1A1, 5.500%, 4/25/2034(a)	561,824
31	Countrywide Alternative Loan Trust, Series 2004-J7, Class 1A5, 4.895%, 8/25/2034(a)(c)(d)(e)	31
81,312	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-HYB4, Class 2A1, 3.643%, 9/20/2034(a)(c)	79,201
555,616	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR26, Class 7A1, 3.663%, 11/25/2033(a)(c)	561,505
381,241	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR28, Class 4A1, 3.665%, 12/25/2033(a)(c)	387,532
3,004,375	Credit Suisse Mortgage Trust, Series 2018-RPL2, Class A1, 4.030%, 8/25/2062, 144A(c)	3,004,144
220,934	CSFB Mortgage-Backed Pass-Through Certificates, Series 2003-27, Class 4A4, 5.750%, 11/25/2033(a)	227,531
789,102	Deutsche Mortgage Securities, Inc., Series 2004-4, Class 7AR1, 1-month LIBOR + 0.350%, 2.441%, 6/25/2034(b)	766,133
645,240	DSLA Mortgage Loan Trust, Series 2005-AR5, Class 2A1A, 1-month LIBOR + 0.330%, 2.415%, 9/19/2045(b)	523,946
1,697,750	Dukinfield 2 PLC, Series 2, Class A, GBP 3-month LIBOR + 1.250%, 1.879%, 12/20/2052, (GBP)(a)(b)	2,268,817
614,200	Eurosail PLC, Series 2007-2X, Class A3C, GBP 3-month LIBOR + 0.150%, 0.777%, 3/13/2045, (GBP)(a)(b)	800,121

See accompanying notes to financial statements.

33  |

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	ABS Home Equity — continued
$1,500,524	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2014-DN1, Class M2, 1-month LIBOR + 2.200%, 4.291%, 2/25/2024(a)(b)	$1,543,001
858,409	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2014-DN2, Class M2, 1-month LIBOR + 1.650%, 3.741%, 4/25/2024(a)(b)	870,290
2,514,810	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M2, 1-month LIBOR + 1.850%, 3.941%, 10/25/2027(a)(b)	2,561,867
1,165,002	GCAT LLC, Series 2017-2, Class A1, 3.500%, 4/25/2047, 144A(a)(c)	1,155,496
429,628	GCAT LLC, Series 2017-3, Class A1, 3.352%, 4/25/2047, 144A(a)(c)	427,163
336,404	GCAT LLC, Series 2017-5, Class A1, 3.228%, 7/25/2047, 144A(a)(c)	334,524
1,246,748	GCAT LLC, Series 2018-1, Class A1, 3.844%, 6/25/2048, 144A(c)	1,245,903
2,800,000	GCAT LLC, Series 2018-2, Class A1, 4.090%, 6/26/2023, 144A(c)(d)(e)	2,800,000
311,616	GMAC Mortgage Corp. Loan Trust, Series 2005-AR4, Class 3A1, 4.130%, 7/19/2035(c)	304,169
248,571	GSR Mortgage Loan Trust, Series 2005-AR4, Class 4A1, 4.216%, 7/25/2035(c)	244,499
1,115,000	Home Partners of America Trust, Series 2016-2, Class E, 1-month LIBOR + 3.780%, 5.865%, 10/17/2033, 144A(b)	1,121,045
1,123,000	Home Partners of America Trust, Series 2016-2, Class F, 1-month LIBOR + 4.700%, 6.785%, 10/17/2033, 144A(b)	1,138,157
2,441,485	IndyMac Index Mortgage Loan Trust, Series 2004-AR12, Class A1, 1-month LIBOR + 0.780%, 2.871%, 12/25/2034(b)	2,222,278
3,031,378	IndyMac Index Mortgage Loan Trust, Series 2004-AR6, Class 4A, 3.941%, 10/25/2034(c)	3,104,653
764,164	IndyMac Index Mortgage Loan Trust, Series 2004-AR7, Class A5, 1-month LIBOR + 1.220%, 3.311%, 9/25/2034(b)	694,169
1,388,336	IndyMac Index Mortgage Loan Trust, Series 2005-16IP, Class A1, 1-month LIBOR + 0.640%, 2.731%, 7/25/2045(b)	1,337,530
3,243,102	IndyMac Index Mortgage Loan Trust, Series 2006-AR2, Class 2A1, 1-month LIBOR + 0.210%, 2.301%, 2/25/2046(b)	2,728,176
1,765,000	Invitation Homes Trust, Series 2015-SFR3, Class E, 1-month LIBOR + 3.750%, 5.823%, 8/17/2032, 144A(b)	1,764,838
445,000	Invitation Homes Trust, Series 2018-SFR1, Class E, 1-month LIBOR + 2.000%, 4.085%, 3/17/2037, 144A(b)	446,288
2,935,000	Invitation Homes Trust, Series 2018-SFR2, Class E, 1-month LIBOR + 2.000%, 4.073%, 6/17/2037, 144A(b)	2,943,848
462,162	JPMorgan Mortgage Trust, Series 2003-A2, Class 3A1, 3.689%, 11/25/2033(a)(c)	467,398
1,590,055	JPMorgan Mortgage Trust, Series 2004-S1, Class 2A1, 6.000%, 9/25/2034	1,605,390
1,100,336	JPMorgan Mortgage Trust, Series 2005-A2, Class 3A2, 3.696%, 4/25/2035(a)(c)	1,094,386
267,712	JPMorgan Mortgage Trust, Series 2005-A3, Class 4A1, 3.701%, 6/25/2035(a)(c)	271,180
887,170	JPMorgan Mortgage Trust, Series 2006-A1, Class 1A2, 3.645%, 2/25/2036(c)	809,856
508,758	Lehman XS Trust, Series 2005-7N, Class 3A1, 1-month LIBOR + 0.280%, 2.371%, 12/25/2035(b)	436,193

See accompanying notes to financial statements.

|  34

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	ABS Home Equity — continued
$617,546	Lehman XS Trust, Series 2006-2N, Class 1A1, 1-month LIBOR + 0.260%, 2.351%, 2/25/2046(b)	$543,291
510,701	Ludgate Funding PLC, Series 2007-1, Class A2B, 3-month EURIBOR + 0.160%, Zero Coupon, 1/01/2061, (EUR)(a)(b)	572,181
1,884,535	Ludgate Funding PLC, Series 2008-W1X, Class A1, GBP 3-month LIBOR + 0.600%, 1.323%, 1/01/2061, (GBP)(a)(b)	2,436,824
360,755	MASTR Adjustable Rate Mortgages Trust, Series 2004-4, Class 5A1, 3.964%, 5/25/2034(a)(c)	357,815
1,294,487	MASTR Adjustable Rate Mortgages Trust, Series 2004-7, Class 3A1, 3.487%, 7/25/2034(a)(c)	1,270,351
273,520	MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 1A1, 3.966%, 4/25/2036(c)	272,554
401,560	MASTR Alternative Loan Trust, Series 2003-9, Class 4A1, 5.250%, 11/25/2033(a)	414,758
460,818	MASTR Alternative Loan Trust, Series 2004-5, Class 1A1, 5.500%, 6/25/2034(a)	471,658
543,651	MASTR Alternative Loan Trust, Series 2004-5, Class 2A1, 6.000%, 6/25/2034(a)	562,104
1,508,248	MASTR Alternative Loan Trust, Series 2004-8, Class 2A1, 6.000%, 9/25/2034	1,600,019
158,060	MLCC Mortgage Investors, Inc., Series 2006-2, Class 2A, 3.709%, 5/25/2036(a)(c)	159,817
628,992	Morgan Stanley Mortgage Loan Trust, Series 2005-7, Class 4A2, 5.500%, 11/25/2035	602,856
1,050,703	Morgan Stanley Mortgage Loan Trust, Series 2005-7, Class 7A5, 5.500%, 11/25/2035	1,085,613
736,487	Newgate Funding PLC, Series 2007-3X, Class A2B, 3-month EURIBOR + 0.600%, 0.279%, 12/15/2050, (EUR)(a)(b)	852,340
188,771	NYMT Residential LLC, Series 2016-RP1A, Class A, 4.000%, 3/25/2021, 144A(a)(c)	189,343
1,254,380	Oak Hill Advisors Residential Loan Trust, Series 2017-NPL1, Class A1, 3.000%, 6/25/2057, 144A(a)(c)	1,242,707
2,447,049	Oak Hill Advisors Residential Loan Trust, Series 2017-NPL2, Class A1, 3.000%, 7/25/2057, 144A(a)(c)	2,422,770
1,530,000	Oak Hill Advisors Residential Loan Trust, Series 2017-NPL2, Class A2, 4.875%, 7/25/2057, 144A(c)	1,517,941
398,895	OWS Structured Asset Trust, Series 2016-NPL1, Class A1, 3.750%, 7/25/2056, 144A(a)(c)	401,080
3,597,132	Preston Ridge Partners Mortgage LLC, Series 2017-2A, Class A1, 3.470%, 9/25/2022, 144A(a)(c)	3,575,803
1,165,000	Preston Ridge Partners Mortgage LLC, Series 2017-2A, Class A2, 5.000%, 9/25/2022, 144A(c)	1,155,778
1,310,309	Preston Ridge Partners Mortgage LLC, Series 2017-3A, Class A1, 3.470%, 11/25/2022, 144A(a)(c)	1,304,724
405,000	Preston Ridge Partners Mortgage LLC, Series 2017-3A, Class A2, 5.000%, 11/25/2022, 144A(c)	395,757

See accompanying notes to financial statements.

35  |

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	ABS Home Equity — continued
$895,000	Preston Ridge Partners Mortgage LLC, Series 2018-1A, Class A2, 5.000%, 4/25/2023, 144A(c)	$881,035
2,658,778	RCO Mortgage LLC, Series 2017-1, Class A1, 3.375%, 8/25/2022, 144A(a)(c)	2,644,142
953,892	Residential Accredit Loans, Inc. Trust, Series 2006-QO4, Class 2A1, 1-month LIBOR + 0.190%, 2.281%, 4/25/2046(b)	903,326
1,383,357	Residential Asset Securitization Trust, Series 2005-A8CB, Class A9, 5.375%, 7/25/2035	1,221,442
443,561	Residential Funding Mortgage Securities, Series 2006-S1, Class 1A3, 5.750%, 1/25/2036	437,585
1,852,266	Residential Funding Mortgage Securities, Series 2006-SA2, Class 3A1, 4.906%, 8/25/2036(c)	1,724,814
412,123	RMAC Securities No. 1 PLC, Series 2006-NS1X, Class A2C, 3-month EURIBOR + 0.150%, 0.000%, 6/12/2044, (EUR)(a)(b)	466,265
319,752	RMAC Securities No. 1 PLC, Series 2007-NS1X, Class A2A, GBP 3-month LIBOR + 0.150%, 0.779%, 6/12/2044, (GBP)(a)(b)	408,099
2,300,434	RMAT, Series 18-NPL1, Class A1, 4.090%, 5/25/2048, 144A(c)	2,298,657
3,108,332	Stanwich Mortgage Loan Trust, Series 2018-NPB1, Class A1, 4.016%, 5/16/2023, 144A(c)	3,109,001
1,819,000	Starwood Waypoint Homes, Series 2015-1A, Class E, 1-month LIBOR + 3.000%, 5.046%, 7/17/2032, 144A(b)	1,821,164
3,519,370	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-14, Class A1, 1-month LIBOR + 0.310%, 2.401%, 7/25/2035(b)	2,792,865
323,790	Structured Asset Securities Corp. Trust, Series 2005-1, Class 7A7, 5.500%, 2/25/2035	328,236
1,200,000	Towd Point Mortgage Funding PLC, Series 2016-GR1X, Class B, GBP 3-month LIBOR + 1.400%, 2.154%, 7/20/2046, (GBP)(a)(b)	1,592,536
220,289	VOLT LIV LLC, Series 2017-NPL1, Class A1, 3.500%, 2/25/2047, 144A(a)(c)	220,266
2,400,000	VOLT LIV LLC, Series 2017-NPL1, Class A2, 5.875%, 2/25/2047, 144A(c)	2,392,847
1,697,639	VOLT LV LLC, Series 2017-NPL2, Class A1, 3.500%, 3/25/2047, 144A(a)(c)	1,691,827
1,979,810	VOLT LVI LLC, Series 2017-NPL3, Class A1, 3.500%, 3/25/2047, 144A(a)(c)	1,975,185
2,840,000	VOLT LVI LLC, Series 2017-NPL3, Class A2, 5.875%, 3/25/2047, 144A(c)	2,834,674
362,342	VOLT LVII LLC, Series 2017-NPL4, Class A1, 3.375%, 4/25/2047, 144A(a)(c)	361,288
895,097	VOLT LXI LLC, Series 2017-NPL8, Class A1, 3.125%, 6/25/2047, 144A(a)(c)	888,853
953,162	VOLT LXIII LLC, Series 2017-NP10, Class A1, 3.000%, 10/25/2047, 144A(a)(c)	943,215
1,125,000	VOLT XL LLC, Series 2015-NP14, Class A2, 4.875%, 11/27/2045, 144A(c)	1,126,782
1,483,048	Wells Fargo Mortgage Backed Securities Trust, Series 2004-I, Class 2A1, 4.310%, 7/25/2034(a)(c)	1,507,688
269,430	Wells Fargo Mortgage Backed Securities Trust, Series 2004-O, Class A1, 3.605%, 8/25/2034(a)(c)	277,122
138,787	Wells Fargo Mortgage Backed Securities Trust, Series 2005-11, Class 2A3, 5.500%, 11/25/2035	139,888
704,502	Wells Fargo Mortgage Backed Securities Trust, Series 2005-16, Class A18, 6.000%, 1/25/2036	711,313
367,224	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A4, 3.911%, 5/01/2035(a)(c)	377,372

See accompanying notes to financial statements.

|  36

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	ABS Home Equity — continued
$456,792	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR12, Class 2A5, 3.895%, 6/25/2035(a)(c)	$467,287

		145,105,397

	ABS Other — 4.4%
836,372	AASET Trust, Series 2017-1A, Class A, 3.967%, 5/16/2042, 144A(a)	835,136
1,095,000	Accelerated Assets LLC, Series 18-1, Class B, 4.510%, 12/02/2033, 144A	1,096,326
3,089,708	AIM Aviation Finance Ltd., Series 2015-1A, Class B1, 5.072%, 2/15/2040, 144A(a)(c)	3,059,273
355,605	Apollo Aviation Securitization Equity Trust, Series 2018-1A, Class B, 5.437%, 1/16/2038, 144A(a)	356,830
350,000	Ascentium Equipment Receivables Trust, Series 2017-2A, Class C, 2.870%, 8/10/2022, 144A(a)	343,465
1,130,208	Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class A, 4.213%, 12/16/2041, 144A(a)(c)	1,136,788
1,289,714	Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class B, 5.682%, 12/16/2041, 144A(a)(c)	1,313,634
1,430,000	Castlelake Aircraft Securitization Trust, Series 18-1, Class B, 5.300%, 6/15/2043, 144A	1,440,199
250,000	CCG Receivables Trust, Series 2018-1, Class C, 3.420%, 6/16/2025, 144A(a)	246,981
580,000	Chesapeake Funding II LLC, Series 2017-2A, Class D, 3.710%, 5/15/2029, 144A	578,426
790,000	Chesapeake Funding II LLC, Series 2018-1A, Class C, 3.570%, 4/15/2030, 144A(d)	789,771
2,025,000	Chesapeake Funding II LLC, Series 2018-1A, Class D, 3.920%, 4/15/2030, 144A(d)	2,024,555
695,298	CLUB Credit Trust, Series 2017-P1, Class A, 2.420%, 9/15/2023, 144A(a)	693,622
782,659	Diamond Resorts Owner Trust, Series 2017-1A, Class C, 6.070%, 10/22/2029, 144A	764,743
2,132,662	GCA2014 Holdings Ltd., Series 2014-1, Class C, 6.000%, 1/05/2030, 144A(d)(e)(f)(g)	1,604,828
852,271	GCA2014 Holdings Ltd., Series 2014-1, Class D, 7.500%, 1/05/2030, 144A(d)(e)(f)(g)	338,778
3,410,000	GCA2014 Holdings Ltd., Series 2014-1, Class E, Zero Coupon, 1/05/2030, 144A(d)(e)(f)(g)(h)	—
1,193,059	Global Container Assets Ltd., Series 2015-1A, Class B, 4.500%, 2/05/2030, 144A(f)(i)	1,133,977
6,475,000	OneMain Financial Issuance Trust, Series 2014-2A, Class D, 5.310%, 9/18/2024, 144A(a)	6,528,350
709,380	OneMain Financial Issuance Trust, Series 2015-1A, Class A, 3.190%, 3/18/2026, 144A(a)	710,902
2,670,000	OneMain Financial Issuance Trust, Series 2015-2A, Class D, 5.640%, 7/18/2025, 144A(a)	2,698,955
3,120,000	OneMain Financial Issuance Trust, Series 2015-3A, Class B, 4.160%, 11/20/2028, 144A(a)	3,152,819
3,100,000	OneMain Financial Issuance Trust, Series 2016-1A, Class C, 6.000%, 2/20/2029, 144A(a)	3,180,081

See accompanying notes to financial statements.

37  |

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	ABS Other — continued
$2,685,000	OneMain Financial Issuance Trust, Series 2016-2A, Class B, 5.940%, 3/20/2028, 144A(a)	$2,714,027
1,799,167	S-Jets Ltd., Series 2017-1, Class A, 3.967%, 8/15/2042, 144A(a)	1,795,089
3,718,000	SCF Equipment Trust LLC, Series 2018-1A, Class C, 4.210%, 4/20/2027, 144A	3,754,220
3,454,699	Shenton Aircraft Investment I Ltd., Series 2015-1A, Class A, 4.750%, 10/15/2042, 144A(a)	3,513,512
624,255	Sierra Timeshare Receivables Funding LLC, Series 2013-3A, Class A, 2.200%, 10/20/2030, 144A(a)	623,443
1,410,000	Sofi Consumer Loan Program Trust, Series 2018-2, Class A2, 3.350%, 4/26/2027, 144A	1,412,694
674,070	SpringCastle America Funding LLC, Series 2016-AA, Class A, 3.050%, 4/25/2029, 144A(a)	671,577
3,050,822	Sprite Ltd., Series 2017-1, Class B, 5.750%, 12/15/2037, 144A(a)	3,042,758
2,009,583	TAL Advantage V LLC, Series 2013-2A, Class A, 3.550%, 11/20/2038, 144A(a)	1,993,899
290,625	Thunderbolt Aircraft Lease Ltd., Series 2017-A, Class B, 5.750%, 5/17/2032, 144A(c)	293,819
1,710,000	Tidewater Sales Finance Master Trust, Series 2017-AA, Class A, 4.550%, 4/15/2021, 144A(f)(i)	1,709,068
2,295,000	Verizon Owner Trust, Series 2018-1A, Class A1B, 1-month LIBOR + 0.260%, 2.344%, 9/20/2022, 144A(a)(b)	2,295,446
1,246,406	Wave LLC, Series 2017-1A, Class B, 5.682%, 11/15/2042, 144A(a)	1,263,572

		59,111,563

	ABS Student Loan — 0.7%
1,219,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A3, 28-day ARS, 4.290%, 6/15/2032(a)(b)(d)(e)	1,218,634
3,250,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A3, 28-day ARS, 4.300%, 3/15/2033(a)(b)(d)(e)	3,249,025
350,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A4, 28-day ARS, 4.270%, 3/15/2033(b)(d)(e)	349,895
1,350,000	SMB Private Education Loan Trust, Series 2017-B, Class A2B, 1-month LIBOR + 0.750%, 2.823%, 10/15/2035, 144A(a)(b)	1,354,014
137,411	SoFi Professional Loan Program LLC, Series 2014-B, Class A1, 1-month LIBOR + 1.250%, 3.341%, 8/25/2032, 144A(a)(b)	138,816
694,882	SoFi Professional Loan Program LLC, Series 2015-A, Class A1, 1-month LIBOR + 1.200%, 3.291%, 3/25/2033, 144A(a)(b)	701,871
1,661,346	SoFi Professional Loan Program LLC, Series 2016-A, Class B, 3.570%, 1/26/2038, 144A(a)	1,625,498

		8,637,753

	ABS Whole Business — 0.4%
3,083,850	Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/2047, 144A(a)	3,129,781
750,000	Driven Brands Funding LLC, Series 2018-1A, Class A2, 4.739%, 4/20/2048, 144A	755,070
955,200	Five Guys Funding LLC, Series 2017-1A, Class A2, 4.600%, 7/25/2047, 144A	962,221

		4,847,072

See accompanying notes to financial statements.

|  38

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Aerospace & Defense — 1.0%
$1,135,000	Embraer Netherlands Finance BV, 5.050%, 6/15/2025(a)	$1,150,464
1,605,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027(a)	1,660,613
1,195,000	Embraer Overseas Ltd., 5.696%, 9/16/2023, 144A(a)	1,247,293
3,425,000	General Dynamics Corp., 3-month LIBOR + 0.290%, 2.646%, 5/11/2020(b)	3,433,448
3,425,000	General Dynamics Corp., 3-month LIBOR + 0.380%, 2.736%, 5/11/2021(b)	3,436,929
2,550,000	Leonardo U.S. Holdings, Inc., 6.250%, 1/15/2040, 144A	2,759,202

		13,687,949

	Agency Commercial Mortgage-Backed Securities — 0.2%
175,000	Federal National Mortgage Association, Series 2017-C05, Class 1M2, 1-month LIBOR + 2.200%, 4.291%, 1/25/2030(b)	178,071
50,736,608	Government National Mortgage Association, Series 2012-135, Class IO, 0.603%, 1/16/2053(a)(c)(j)	2,013,071

		2,191,142

	Airlines — 0.3%
4,661,460	Latam Airlines Pass Through Trust, Series 2015-1, Class B, 4.500%, 8/15/2025	4,455,423

	Automotive — 4.8%
5,875,000	American Honda Finance Corp., MTN, 3-month LIBOR + 0.280%, 2.611%, 11/19/2018(a)(b)	5,881,286
6,045,000	BMW U.S. Capital LLC, 3-month LIBOR + 0.380%, 2.705%, 4/06/2020, 144A(a)(b)	6,064,296
5,985,000	BMW U.S. Capital LLC, 3-month LIBOR + 0.410%, 2.749%, 4/12/2021, 144A(a)(b)	6,005,235
5,785,000	BMW U.S. Capital LLC, 3-month LIBOR + 0.410%, 2.751%, 9/13/2019, 144A(a)(b)	5,805,214
3,135,000	Daimler Finance North America LLC, 3.100%, 5/04/2020, 144A	3,128,629
5,980,000	Ford Motor Credit Co. LLC, 3-month LIBOR + 1.000%, 3.331%, 1/09/2020(a)(b)	6,022,411
3,585,000	General Motors Financial Co., Inc., 3.188%, 4/09/2021(c)	3,603,648
6,165,000	Nissan Motor Acceptance Corp., 3-month LIBOR + 0.520%, 2.861%, 3/15/2021, 144A(a)(b)	6,175,132
5,955,000	Nissan Motor Acceptance Corp., 3-month LIBOR + 0.580%, 2.922%, 1/13/2020, 144A(a)(b)	5,982,704
12,395,000	Toyota Motor Credit Corp., MTN, 3-month LIBOR + 0.280%, 2.622%, 4/13/2021(a)(b)	12,390,664
2,955,000	Toyota Motor Credit Corp., MTN, 3-month LIBOR + 0.440%, 2.795%, 10/18/2019(a)(b)	2,967,631

		64,026,850

	Banking — 3.0%
44,895,000	Banco Hipotecario S.A., Argentina Deposit Rates Badlar Private Banks + 2.500%, 25.229%, 1/12/2020, 144A, (ARS)(b)	1,432,308
44,570,000	Banco Hipotecario S.A., Argentina Deposit Rates Badlar Private Banks + 4.000%, 26.917%, 11/07/2022, 144A, (ARS)(b)	1,300,939
21,970,000	Banco Macro S.A., 17.500%, 5/08/2022, 144A, (ARS)	600,045
46,000,000	Banco Supervielle S.A., Argentina Deposit Rates Badlar Private Banks + 4.500%, 28.833%, 8/09/2020, 144A, (ARS)(b)	1,434,982

See accompanying notes to financial statements.

39  |

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Banking — continued
$5,895,000	Citibank NA, 3-month LIBOR + 0.350%, 2.705%, 2/12/2021(a)(b)	$5,899,112
3,015,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	2,579,393
6,240,000	JPMorgan Chase & Co., 3-month LIBOR + 0.680%, 2.980%, 6/01/2021(a)(b)	6,269,141
5,895,000	JPMorgan Chase Bank NA, 3-month LIBOR + 0.250%, 2.605%, 2/13/2020(a)(b)	5,893,460
5,800,000	JPMorgan Chase Bank NA, 3-month LIBOR + 0.590%, 2.925%, 9/23/2019(a)(b)	5,833,584
6,000,000	Sumitomo Mitsui Banking Corp., Series 2FRN, 3-month LIBOR + 0.540%, 2.877%, 1/11/2019(a)(b)	6,012,833
3,000,000	Toronto-Dominion Bank (The), MTN, 3-month LIBOR + 0.420%, 2.775%, 1/18/2019(a)(b)	3,005,819

		40,261,616

	Cable Satellite — 0.3%
2,240,000	Charter Communications Operating LLC / Charter Communications Operating Capital Corp., 4.500%, 2/01/2024	2,237,795
2,400,000	Telenet Finance Luxembourg Notes S.a.r.l., 5.500%, 3/01/2028, 144A	2,203,056

		4,440,851

	Chemicals — 0.1%
1,490,000	Mexichem SAB de CV, 4.000%, 10/04/2027, 144A(a)	1,363,350

	Collateralized Mortgage Obligations — 0.1%
1,415,570	GMACM Mortgage Loan Trust, Series 2005-AR1, Class 3A, 3.991%, 3/18/2035(c)	1,427,767

	Construction Machinery — 0.9%
3,050,000	Caterpillar Financial Services Corp., GMTN, 3-month LIBOR + 0.290%, 2.611%, 9/04/2020(a)(b)	3,057,502
3,065,000	Caterpillar Financial Services Corp., MTN, 3-month LIBOR + 0.230%, 2.571%, 3/15/2021(a)(b)	3,067,372
6,350,000	John Deere Capital Corp., MTN, 3-month LIBOR + 0.240%, 2.566%, 3/12/2021(a)(b)	6,350,817

		12,475,691

	Diversified Manufacturing — 0.4%
5,915,000	United Technologies Corp., 3-month LIBOR + 0.350%, 2.708%, 11/01/2019(a)(b)	5,931,266

	Electric — 0.8%
9,400,000,000	Empresas Publicas de Medellin ESP, 8.375%, 11/08/2027, 144A, (COP)(a)	3,158,936
6,455,000	Enel SpA, (fixed rate to 9/24/2023, variable rate thereafter), 8.750%, 9/24/2073, 144A(a)	7,181,188

		10,340,124

	Finance Companies — 0.9%
6,100,000	USAA Capital Corp., 3-month LIBOR + 0.230%, 2.588%, 2/01/2019, 144A(a)(b)	6,104,697
6,500,000	USAA Capital Corp., 3.000%, 7/01/2020, 144A	6,498,393

		12,603,090

See accompanying notes to financial statements.

|  40

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Food & Beverage — 2.1%
$4,595,000	BRF GmbH, 4.350%, 9/29/2026, 144A(a)	$3,818,399
420,000	BRF S.A., 3.950%, 5/22/2023, 144A	367,290
1,235,000	BRF S.A., 4.750%, 5/22/2024, 144A	1,081,860
3,065,000	Campbell Soup Co., 3-month LIBOR + 0.500%, 2.835%, 3/16/2020(a)(b)	3,056,033
1,680,000	Cosan Luxembourg S.A., 7.000%, 1/20/2027, 144A	1,638,151
1,935,000	Diageo Capital PLC, 3.000%, 5/18/2020	1,937,617
6,235,000	Grupo Bimbo SAB de CV, 4.700%, 11/10/2047, 144A(a)	5,664,248
2,300,000	JBS USA LUX S.A./JBS USA Finance, Inc., 5.750%, 6/15/2025, 144A	2,139,000
2,695,000	JBS USA LUX S.A./JBS USA Finance, Inc., 7.250%, 6/01/2021, 144A	2,721,950
3,105,000	MARB BondCo PLC, 6.875%, 1/19/2025, 144A	2,949,750
2,900,000	PepsiCo, Inc., 3-month LIBOR + 0.270%, 2.582%, 10/04/2019(a)(b)	2,907,138

		28,281,436

	Government Owned – No Guarantee — 2.1%
18,670,000,000	Financiera de Desarrollo Territorial S.A. Findeter, 7.875%, 8/12/2024, 144A, (COP)(a)	6,513,037
2,820,000	Petrobras Global Finance BV, 5.299%, 1/27/2025, 144A	2,605,680
4,640,000	Petrobras Global Finance BV, 5.625%, 5/20/2043	3,774,083
6,130,000	Petrobras Global Finance BV, 5.999%, 1/27/2028, 144A	5,547,650
2,045,000	Petrobras Global Finance BV, 7.250%, 3/17/2044	1,891,625
700,000(††)	Petroleos Mexicanos, 7.650%, 11/24/2021, 144A, (MXN)(a)	3,353,261
3,525,000	YPF S.A., 6.950%, 7/21/2027, 144A	3,027,094
1,930,000	YPF S.A., Argentina Deposit Rates Badlar Private Banks + 4.000%, 26.563%, 7/07/2020, 144A(b)	1,050,125

		27,762,555

	Healthcare — 1.1%
6,065,000	CVS Health Corp., 3-month LIBOR + 0.630%, 2.957%, 3/09/2020(a)(b)	6,088,373
6,065,000	CVS Health Corp., 3-month LIBOR + 0.720%, 3.047%, 3/09/2021(a)(b)	6,095,573
2,340,000	Polaris Intermediate Corp., PIK, 8.500%, 12/01/2022, 144A(k)	2,413,125

		14,597,071

	Independent Energy — 1.5%
3,845,000	Bellatrix Exploration Ltd., 8.500%, 5/15/2020, 144A	2,555,118
2,750,000	California Resources Corp., 8.000%, 12/15/2022, 144A	2,495,625
1,360,000	Callon Petroleum Co., 6.125%, 10/01/2024	1,377,000
3,080,000	Gulfport Energy Corp., 6.375%, 5/15/2025	2,995,300
1,880,000	Jagged Peak Energy LLC, 5.875%, 5/01/2026, 144A	1,842,400
1,265,000	MEG Energy Corp., 6.375%, 1/30/2023, 144A	1,176,450
1,340,000	MEG Energy Corp., 7.000%, 3/31/2024, 144A	1,249,550
7,460,000	OGX Austria GmbH, 8.375%, 4/01/2022, 144A(d)(e)(f)(l)	—
4,420,000	OGX Austria GmbH, 8.500%, 6/01/2018, 144A(d)(e)(f)(l)	—
2,985,000	SRC Energy, Inc., 6.250%, 12/01/2025, 144A	2,981,269
4,310,000	Vine Oil & Gas LP/Vine Oil & Gas Finance Corp., 8.750%, 4/15/2023, 144A	3,986,750

		20,659,462

	Integrated Energy — 0.8%
950,000	Geopark Ltd., 6.500%, 9/21/2024, 144A	920,332
3,335,000	Gran Tierra Energy International Holdings Ltd., 6.250%, 2/15/2025, 144A	3,130,731

See accompanying notes to financial statements.

41  |

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Integrated Energy — continued
$1,310,000	Hunt Oil Co. of Peru LLC Sucursal Del Peru, 6.375%, 6/01/2028, 144A	$1,334,562
5,795,000	Shell International Finance BV, 3-month LIBOR + 0.350%, 2.676%, 9/12/2019(a)(b)	5,815,656

		11,201,281

	Leisure — 0.1%
770,000	Constellation Merger Sub, Inc., 8.500%, 9/15/2025, 144A	732,462

	Life Insurance — 0.4%
5,785,000	Metropolitan Life Global Funding I, 3-month LIBOR + 0.340%, 2.676%, 9/14/2018, 144A(a)(b)	5,789,686

	Local Authorities — 1.1%
2,900,000	Provincia de Buenos Aires, 5.750%, 6/15/2019, 144A	2,864,330
2,280,000	Provincia de Buenos Aires, 6.500%, 2/15/2023, 144A	2,082,985
2,015,000	Provincia de Buenos Aires, 7.875%, 6/15/2027, 144A	1,763,125
67,000,000	Provincia de Buenos Aires, Argentina Deposit Rates Badlar Private Banks + 3.750%, 27.000%, 4/12/2025, (ARS)(b)	1,822,175
216,360,000	Provincia de Buenos Aires, Argentina Deposit Rates Badlar Private Banks + 3.830%, 27.500%, 5/31/2022, (ARS)(b)	6,507,630

		15,040,245

	Media Entertainment — 0.5%
5,185,000	Clear Channel Worldwide Holdings, Inc., Series B, 7.625%, 3/15/2020	5,154,098
27,290,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)(a)	1,001,809

		6,155,907

	Metals & Mining — 0.6%
6,070,000	Gerdau Trade, Inc., 4.875%, 10/24/2027, 144A(a)	5,628,893
1,900,000	Vale Overseas Ltd., 6.250%, 8/10/2026(a)	2,057,700

		7,686,593

	Midstream — 0.3%
1,160,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	1,363,000
800,000	Tennessee Gas Pipeline Co. LLC, 7.000%, 3/15/2027	917,620
2,160,000	Transportadora de Gas del Sur S.A., 6.750%, 5/02/2025, 144A	1,978,949

		4,259,569

	Natural Gas — 0.2%
1,825,000	Infraestructura Energetica Nova, S.A.B. de C.V., 3.750%, 1/14/2028, 144A(a)	1,616,220
1,135,000	Infraestructura Energetica Nova, S.A.B. de C.V., 4.875%, 1/14/2048, 144A(a)	973,262

		2,589,482

	Non-Agency Commercial Mortgage-Backed Securities — 2.2%
4,565,000	CFCRE Commercial Mortgage Trust, Series 2011-C1, Class D, 6.279%, 4/15/2044, 144A(a)(c)	4,718,074
1,900,000	Commercial Mortgage Trust, Series 2016-SAVA, Class C, 1-month LIBOR + 3.000%, 5.073%, 10/15/2034, 144A(a)(b)	1,902,976

See accompanying notes to financial statements.

|  42

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Non-Agency Commercial Mortgage-Backed Securities — continued
$3,635,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class E, 4.373%, 9/15/2037, 144A	$3,277,514
2,552,340	DBUBS Mortgage Trust, Series 2011-LC1A, Class E, 5.884%, 11/10/2046, 144A(a)(c)	2,627,918
856,302	GS Mortgage Securities Trust, Series 2007-GG10, Class AM, 5.979%, 8/10/2045(c)	870,345
299,138	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class AM, 5.464%, 1/15/2049(c)	299,885
3,090,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-SGP, Class D, 1-month LIBOR + 4.500%, 6.573%, 7/15/2036, 144A(b)	3,117,139
1,570,000	Morgan Stanley Capital I Trust, Series 2011-C2, Class D, 5.666%, 6/15/2044, 144A(a)(c)	1,542,711
2,125,000	Morgan Stanley Capital I Trust, Series 2011-C2, Class E, 5.666%, 6/15/2044, 144A(c)	2,000,492
5,924,269	Motel 6 Trust, Series 2017-M6MZ, Class M, 1-month LIBOR + 6.927%, 9.000%, 8/15/2019, 144A(b)	5,982,977
2,587,500	WFRBS Commercial Mortgage Trust, Series 2011-C2, Class D, 5.839%, 2/15/2044, 144A(a)(c)	2,621,083
950,000	WFRBS Commercial Mortgage Trust, Series 2012-C7, Class E, 4.979%, 6/15/2045, 144A(c)	774,066

		29,735,180

	Paper — 0.5%
2,275,000	Celulosa Arauco y Constitucion S.A., 5.500%, 11/02/2047(a)	2,213,598
2,660,000	Fibria Overseas Finance Ltd., 4.000%, 1/14/2025	2,455,180
1,915,000	Suzano Austria GmbH, 5.750%, 7/14/2026, 144A	1,937,214

		6,605,992

	Pharmaceuticals — 0.4%
2,750,000	Inretail Pharma S.A., 5.375%, 5/02/2023, 144A	2,785,062
1,450,000	Teva Pharmaceutical Finance Co. BV, 2.950%, 12/18/2022	1,319,730
1,330,000	Teva Pharmaceutical Finance Netherlands III BV, 2.800%, 7/21/2023	1,148,788

		5,253,580

	Property & Casualty Insurance — 0.5%
6,000,000	Berkshire Hathaway Finance Corp., 3-month LIBOR + 0.320%, 2.658%, 1/10/2020(a)(b)	6,020,457

	Retailers — 0.7%
2,915,000	Alimentation Couche-Tard, Inc., 3-month LIBOR + 0.500%, 2.833%, 12/13/2019, 144A(a)(b)	2,917,277
6,635,000	Walmart, Inc., 3-month LIBOR +0.230%, 2.567%, 6/23/2021(b)	6,644,422

		9,561,699

	Sovereigns — 0.1%
29,460,000	Argentina Politica Monetaria, Argentina Central Bank 7-day Repo Reference Rate, 32.223%, 6/21/2020, (ARS)(b)	1,056,847

	Technology — 1.9%
6,045,000	Apple, Inc., 3-month LIBOR + 0.070%, 2.426%, 5/11/2020(a)(b)	6,049,246
6,955,000	Cisco Systems, Inc., 3-month LIBOR + 0.340%, 2.665%, 9/20/2019(a)(b)	6,977,248

See accompanying notes to financial statements.

43  |

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Technology — continued
$5,825,000	IBM Credit LLC, 3-month LIBOR + 0.160%, 2.523%, 2/05/2021(a)(b)	$5,833,198
6,000,000	International Business Machines Corp., 3-month LIBOR + 0.230%, 2.596%, 1/27/2020(a)(b)	6,018,629
1,100,000	Veritas U.S., Inc./Veritas Bermuda Ltd., 10.500%, 2/01/2024, 144A	902,000

		25,780,321

	Treasuries — 5.2%
1,115,000(††)	Mexican Fixed Rate Bonds, Series M, 5.750%, 3/05/2026, (MXN)(a)	5,013,002
127,035,000	Republic of Poland Government Bond, 2.750%, 4/25/2028, (PLN)(a)	32,643,516
380,700,000	Republic of South Africa Government Bond, 8.500%, 1/31/2037, (ZAR)(a)	25,149,540
1,144,165(††)	United Mexican States, Series M 30, 8.500%, 11/18/2038, (MXN)(a)	6,256,591

		69,062,649

	Total Non-Convertible Bonds (Identified Cost $875,347,198)	826,958,794

Convertible Bonds — 2.6%
	Building Materials — 0.1%
1,140,000	Tutor Perini Corp., 2.875%, 6/15/2021	1,141,679

	Cable Satellite — 0.5%
4,165,000	DISH Network Corp., 2.375%, 3/15/2024	3,667,732
2,995,000	DISH Network Corp., 3.375%, 8/15/2026	2,900,945

		6,568,677

	Consumer Cyclical Services — 0.0%
475,000	Macquarie Infrastructure Corp., 2.000%, 10/01/2023	421,261

	Diversified Operations — 0.1%
775,000	RWT Holdings, Inc., 5.625%, 11/15/2019	783,049

	Healthcare — 0.0%
220,000	Insulet Corp., 1.375%, 11/15/2024, 144A	247,119

	Leisure — 0.1%
650,000	Rovi Corp., 0.500%, 3/01/2020	618,170

	Media Entertainment — 0.0%
575,000	Liberty Media Corp., 2.250%, 9/30/2046	302,002

	Midstream — 0.2%
1,280,000	Chesapeake Energy Corp., 5.500%, 9/15/2026	1,300,845
385,000	SM Energy Co., 1.500%, 7/01/2021	396,623
1,075,000	Whiting Petroleum Corp., 1.250%, 4/01/2020	1,026,013

		2,723,481

	Oil Field Services — 0.1%
125,000	Hercules Capital, Inc., 4.375%, 2/01/2022	124,503
1,760,000	Nabors Industries, Inc., 0.750%, 1/15/2024	1,387,250

		1,511,753

See accompanying notes to financial statements.

|  44

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Pharmaceuticals — 0.8%
$4,250,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	$4,293,350
780,000	BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	924,006
710,000	Flexion Therapeutics, Inc., 3.375%, 5/01/2024	865,541
1,550,000	Horizon Pharma Investment Ltd., 2.500%, 3/15/2022	1,483,438
2,000,000	Intercept Pharmaceuticals, Inc., 3.250%, 7/01/2023	1,751,096
1,240,000	Ionis Pharmaceuticals, Inc., 1.000%, 11/15/2021	1,218,244

		10,535,675

	Railroads — 0.1%
1,385,000	Greenbrier Cos., Inc. (The), 2.875%, 2/01/2024	1,593,782

	REITs – Mortgage — 0.2%
3,220,000	iStar, Inc., 3.125%, 9/15/2022, 144A	3,131,173

	Technology — 0.3%
3,435,000	Finisar Corp., 0.500%, 12/15/2036	3,117,778
1,500,000	Verint Systems, Inc., 1.500%, 6/01/2021	1,472,164

		4,589,942

	Wirelines — 0.1%
595,000	GCI Liberty, Inc., 1.750%, 9/30/2046, 144A	612,223

	Total Convertible Bonds (Identified Cost $35,544,691)	34,779,986

	Total Bonds and Notes (Identified Cost $910,891,889)	861,738,780

Senior Loans — 13.0%
	Aerospace & Defense — 0.3%
1,066,847	Engility Corp., Term Loan B2, 1-month LIBOR + 2.750%, 4.844%, 8/12/2023(b)	1,064,010
589,865	TransDigm, Inc., 2018 Term Loan E, 1-month LIBOR + 2.250%, 4.594%, 5/30/2025(b)	584,798
2,350,497	TransDigm, Inc., 2018 Term Loan F, 1-month LIBOR + 2.500%, 4.594%, 6/09/2023(b)	2,334,043
663,317	TransDigm, Inc., 2018 Term Loan G, 1-month LIBOR + 2.500%, 4.594%, 8/22/2024(b)	657,791

		4,640,642

	Automotive — 0.4%
2,305,000	BBB Industries U.S. Holdings, Inc., 2018 1st Lien Term Loan, 6/26/2025(m)	2,287,713
726,350	Belron Finance U.S. LLC, USD Term Loan B, 3-month LIBOR + 2.500%, 4.863%, 11/07/2024(b)	724,534
2,756,212	Truck Hero, Inc., 1st Lien Term Loan, 1-month LIBOR + 3.750%, 5.838%, 4/21/2024(b)	2,751,609

		5,763,856

See accompanying notes to financial statements.

45  |

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Building Materials — 0.9%
$3,336,553	American Builders & Contractors Supply Co., Inc., 2018 Term Loan B, 10/31/2023(m)	$3,305,456
393,025	Atkore International, Inc., 2016 1st Lien Term Loan, 3-month LIBOR + 2.750%, 5.090%, 12/22/2023(b)	391,944
1,576,090	HD Supply, Inc., Term Loan B4, 1-month LIBOR + 2.500%, 4.594%, 10/17/2023(b)	1,580,424
518,700	NCI Building Systems, Inc., 2018 Term Loan, 1-month LIBOR + 2.000%, 4.094%, 2/07/2025(b)	516,267
3,546,438	Quikrete Holdings, Inc., 2016 1st Lien Term Loan, 1-month LIBOR + 2.750%, 4.844%, 11/15/2023(b)	3,527,217
3,311,619	Reece Ltd., 2018 Term Loan B, 5/30/2025(m)	3,295,061

		12,616,369

	Cable Satellite — 1.4%
1,861,300	Altice U.S. Finance I Corp., 2017 Term Loan B, 1-month LIBOR + 2.250%, 4.344%, 7/28/2025(b)	1,846,186
2,859,026	CSC Holdings LLC, 2017 1st Lien Term Loan, 1-month LIBOR + 2.250%, 4.323%, 7/17/2025(b)	2,837,583
1,650,000	Telenet Financing USD LLC, USD Term Loan AN, 1-month LIBOR + 2.250%, 4.323%, 8/17/2026(b)	1,632,807
4,350,409	Unitymedia Finance LLC, Term Loan B, 1-month LIBOR + 2.250%, 4.323%, 9/30/2025(b)	4,315,084
1,340,000	Unitymedia Hessen GmbH & Co. KG, 2018 Term Loan E, 1-month LIBOR + 2.000%, 4.073%, 6/01/2023(b)	1,329,668
2,575,000	Virgin Media Bristol LLC, Term Loan K, 1-month LIBOR + 2.500%, 4.573%, 1/15/2026(b)	2,554,091
3,999,734	Ziggo Secured Finance Partnership, USD Term Loan E, 1-month LIBOR + 2.500%, 4.573%, 4/15/2025(b)	3,952,257

		18,467,676

	Chemicals — 0.7%
1,894,585	Axalta Coating Systems US Holdings, Inc., USD Term Loan, 3-month LIBOR + 1.750%, 4.084%, 6/01/2024(b)	1,882,744
1,325,000	Consolidated Energy Finance, S.A., Term Loan B, 5/07/2025(m)	1,315,063
2,625,000	Consolidated Energy Finance, S.A., Term Loan B, 1-month LIBOR + 2.500%, 4.525%, 5/07/2025(b)	2,605,312
4,063	Plaskolite, Inc., 1st Lien Term Loan, 11/03/2022(m)	4,047
1,620,938	Plaskolite, Inc., 1st Lien Term Loan, 1-month LIBOR + 3.500%, 5.598%, 11/03/2022(b)	1,614,859
710,003	WR Grace & Co., Term Loan B1, 3-month LIBOR + 1.750%, 4.084%, 4/03/2025(b)	707,191
1,217,148	WR Grace & Co., Term Loan B2, 3-month LIBOR + 1.750%, 4.084%, 4/03/2025(b)	1,212,328

		9,341,544

	Consumer Cyclical Services — 0.1%
865,000	Trans Union LLC, 2018 Term Loan B4, 6/08/2025(m)	861,756

See accompanying notes to financial statements.

|  46

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Consumer Products — 0.3%
$3,155,000	Coty, Inc., 2018 USD Term Loan B, 1-month LIBOR + 2.250%, 4.280%, 4/07/2025(b)	$3,080,069
435,000	Energizer Holdings, Inc., 2018 Term Loan B, 6/30/2025(m)	434,817

		3,514,886

	Diversified Manufacturing — 0.1%
1,092,564	Engineered Machinery Holdings, Inc., USD 1st Lien Term Loan, 3-month LIBOR + 3.250%, 5.584%, 7/19/2024(b)	1,086,424

	Electric — 0.8%
4,180,816	AES Corp., 2018 Term Loan B, 3-month LIBOR + 1.750%, 4.069%, 5/31/2022(b)	4,159,912
3,323,537	Plantronics, Inc., 2018 Term Loan B, 5/30/2025(m)	3,313,167
2,967,479	Vistra Energy Corp., 1st Lien Term Loan B3, 1-month LIBOR + 2.000%, 4.067%, 12/31/2025(n)	2,946,054

		10,419,133

	Environmental — 0.1%
137,511	GFL Environmental, Inc., 2018 Delayed Draw Term Loan, 5/30/2025(o)	136,479
1,106,963	GFL Environmental, Inc., 2018 USD Term Loan B, 3-month LIBOR + 2.750%, 5.084%, 5/30/2025(b)	1,098,661
208,425	USS Ultimate Holdings, Inc., 1st Lien Term Loan, 1-month LIBOR + 3.750%, 5.844%, 8/25/2024(b)	208,425

		1,443,565

	Food & Beverage — 0.8%
1,930,162	Aramark Services, Inc., 2018 Term Loan B3, 3-month LIBOR + 1.750%, 4.084%, 3/11/2025(b)	1,926,553
4,084,845	JBS USA LLC, 2017 Term Loan B, 3-month LIBOR + 2.500%, 4.835%, 10/30/2022(n)	4,050,124
2,967,786	Post Holdings, Inc., 2017 Series A Incremental Term Loan, 1-month LIBOR + 2.000%, 4.100%, 5/24/2024(b)	2,947,783
1,396,500	UTZ Quality Foods LLC, 1st Lien Term Loan, 1-month LIBOR + 3.500%, 5.591%, 11/21/2024(b)	1,399,559

		10,324,019

	Health Insurance — 0.2%
2,782,753	Sedgwick Claims Management Services, Inc., 1st Lien Term Loan, 1-month LIBOR + 2.750%, 4.844%, 3/01/2021(b)	2,764,777

	Healthcare — 0.4%
1,131,450	IQVIA, Inc., 2017 USD Term Loan B2, 3-month LIBOR + 2.000%, 4.334%, 1/17/2025(b)	1,127,558
3,240,000	IQVIA, Inc., 2018 USD Term Loan B, 3-month LIBOR + 1.750%, 4.084%, 6/07/2025(b)	3,207,600
1,229,839	Surgery Center Holdings, Inc., 2017 Term Loan B, 2-month LIBOR + 3.250%, 5.350%, 9/02/2024(b)	1,225,485

		5,560,643

See accompanying notes to financial statements.

47  |

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Independent Energy — 0.2%
$811,000	California Resources Corp., 2017 1st Lien Term Loan, 1-month LIBOR + 4.750%, 6.838%, 12/31/2022(b)	$824,690
775,000	Gavilan Resources LLC, 2nd Lien Term Loan, 3/01/2024(m)	759,988
1,845,000	Gavilan Resources LLC, 2nd Lien Term Loan, 1-month LIBOR + 6.000%, 8.085%, 3/01/2024(b)	1,809,262

		3,393,940

	Industrial Other — 0.0%
545,730	ASGN, Inc., 2018 Term Loan B2, 1-month LIBOR + 2.000%, 4.094%, 4/02/2025(b)	543,683

	Internet & Data — 0.1%
1,344,837	NeuStar, Inc., 2018 Term Loan B4, 1-month LIBOR + 3.500%, 5.594%, 8/08/2024(b)	1,344,837

	Lodging — 0.1%
855,000	Wyndham Hotels & Resorts, Inc., Term Loan B, 1-month LIBOR + 1.750%, 3.726%, 5/30/2025(b)	852,863

	Media Entertainment — 0.5%
1,489,946	Camelot UK Holdco Ltd., 2017 Repriced Term Loan, 1-month LIBOR + 3.250%, 5.344%, 10/03/2023(b)	1,483,986
3,150,969	CBS Radio, Inc., 2017 Term Loan B, 1-month LIBOR + 2.750%, 4.838%, 11/17/2024(b)	3,103,705
619,286	Donnelley Financial Solutions, Inc., 2017 Term Loan B, 1 Week LIBOR + 3.000%, 4.981%, 10/02/2023(b)	618,512
538,650	Lamar Media Corp., 2018 Term Loan B, 1-month LIBOR + 1.750%, 3.875%, 3/14/2025(b)	537,977
982,538	Meredith Corp., Term Loan B, 1-month LIBOR + 3.000%, 5.094%, 1/31/2025(b)	981,309

		6,725,489

	Metals & Mining — 0.5%
3,348,000	GrafTech Finance, Inc., 2018 Term Loan B, 1-month LIBOR + 3.500%, 5.505%, 2/12/2025(b)	3,324,999
3,152,100	U.S. Silica Co., 2018 Term Loan B, 1-month LIBOR + 4.000%, 6.125%, 5/01/2025(b)	3,147,372

		6,472,371

	Midstream — 0.1%
1,687,950	BCP Raptor LLC, Term Loan B, 2-month LIBOR + 4.250%, 6.421%, 6/24/2024(b)	1,647,861

	Packaging — 0.3%
3,004,650	BWAY Holding Co., 2017 Term Loan B, 3-month LIBOR + 3.250%, 5.588%, 4/03/2024(b)	2,986,352
225,000	Crown Americas LLC, 2018 Term Loan B, 3-month LIBOR + 2.000%, 4.312%, 1/29/2025(b)	224,905
501,213	Plastipak Packaging, Inc., 2018 Term Loan B, 1-month LIBOR + 2.500%, 4.600%, 10/14/2024(b)	497,724

		3,708,981

See accompanying notes to financial statements.

|  48

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Pharmaceuticals — 0.4%
$3,034,299	Amneal Pharmaceuticals LLC, 2018 Term Loan B, 3-month LIBOR + 3.500%, 5.625%, 5/04/2025(b)	$3,025,772
1,933,301	Change Healthcare Holdings LLC, 2017 Term Loan B, 1-month LIBOR + 2.750%, 4.844%, 3/01/2024(b)	1,925,742

		4,951,514

	Property & Casualty Insurance — 0.5%
1,880,000	Hub International Ltd., 2018 Term Loan B, 2-month LIBOR + 3.000%, 5.360%, 4/25/2025(b)	1,867,554
1,458,329	Hyperion Insurance Group Ltd., 2017 Repriced Term Loan, 1-month LIBOR + 3.500%, 5.625%, 12/20/2024(b)	1,458,694
3,242,562	USI, Inc., 2017 Repriced Term Loan, 3-month LIBOR + 3.000%, 5.334%, 5/16/2024(b)	3,220,675

		6,546,923

	Restaurants — 0.3%
3,609,217	1011778 B.C. Unlimited Liability Co., Term Loan B3, 1-month LIBOR + 2.250%, 4.344%, 2/16/2024(b)	3,591,171
997,500	IRB Holding Corp., 1st Lien Term Loan, 1-month LIBOR + 3.250%, 5.266%, 2/05/2025(n)	998,328

		4,589,499

	Retailers — 0.2%
1,044,750	Hanesbrands, Inc., 2017 Term Loan B, 1-month LIBOR + 1.750%, 3.844%, 12/15/2024(b)	1,042,796
1,326,613	Harbor Freight Tools USA, Inc., 2018 Term Loan B, 1-month LIBOR + 2.500%, 4.594%, 8/18/2023(b)	1,319,157

		2,361,953

	Technology — 1.8%
3,341,117	Almonde, Inc., USD 1st Lien Term Loan, 3-month LIBOR + 3.500%, 5.807%, 6/13/2024(b)	3,278,939
744,671	Cavium, Inc., 2017 Term Loan B, 1-month LIBOR + 2.250%, 4.344%, 8/16/2022(b)	742,809
2,978,625	Dell International LLC, 2017 Term Loan A2, 1-month LIBOR + 1.750%, 3.850%, 9/07/2021(b)	2,964,476
2,845,653	First Data Corp., 2017 USD Term Loan, 7/08/2022(m)	2,831,425
452,589	First Data Corp., 2017 USD Term Loan, 1-month LIBOR + 2.000%, 4.091%, 7/08/2022(b)	450,326
3,147,113	Iron Mountain, Inc., 2018 Term Loan B, 1-month LIBOR + 1.750%, 3.844%, 1/02/2026(b)	3,082,848
294,764	MA FinanceCo. LLC, USD Term Loan B3, 1-month LIBOR + 2.750%, 4.844%, 6/21/2024(b)	293,108
3,430,257	McAfee LLC, 2017 USD Term Loan B, 1-month LIBOR + 4.500%, 6.594%, 9/30/2024(b)	3,444,355
1,610,000	Microchip Technology, Inc., 2018 Term Loan B, 1-month LIBOR + 2.000%, 4.100%, 5/29/2025(b)	1,606,651
3,092,310	Rackspace Hosting, Inc., 2017 Incremental 1st Lien Term Loan, 3-month LIBOR + 3.000%, 5.363%, 11/03/2023(b)	3,048,492

See accompanying notes to financial statements.

49  |

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Technology — continued
$1,990,618	Seattle Spinco, Inc., USD Term Loan B3, 1-month LIBOR + 2.750%, 4.844%, 6/21/2024(b)	$1,979,431
253,311	SS&C Technologies Holdings Europe S.A.R.L., 2018 Term Loan B4, 1-month LIBOR + 2.500%, 4.594%, 4/16/2025(b)	253,169
669,581	SS&C Technologies, Inc., 2018 Term Loan B3, 1-month LIBOR + 2.500%, 4.594%, 4/16/2025(b)	669,206

		24,645,235

	Transportation Services — 0.4%
4,214,603	Uber Technologies, 2018 Incremental Term Loan, 1-month LIBOR + 3.500%, 5.547%, 7/13/2023(b)	4,217,258
1,735,000	Uber Technologies, 2018 Term Loan, 1-month LIBOR + 4.000%, 6.001%, 4/04/2025(b)	1,738,609

		5,955,867

	Wireless — 1.0%
3,348,482	Asurion LLC, 2018 Term Loan B7, 11/03/2023(m)	3,335,925
2,575,912	GTT Communications, Inc., 2018 USD Term Loan B, 3-month LIBOR + 2.750%, 4.875%, 5/31/2025(b)	2,535,342
3,162,475	Radiate Holdco LLC, 1st Lien Term Loan, 1-month LIBOR + 3.000%, 5.094%, 2/01/2024(b)	3,114,532
2,789,688	Sprint Communications, Inc., 1st Lien Term Loan B, 1-month LIBOR + 2.500%, 4.625%, 2/02/2024(b)	2,774,567
1,631,579	UPC Financing Partnership, USD Term Loan AR, 1-month LIBOR + 2.500%, 4.573%, 1/15/2026(b)	1,611,641

		13,372,007

	Wirelines — 0.1%
1,149,840	Consolidated Communications, Inc., 2016 Term Loan B, 1-month LIBOR + 3.000%, 5.100%, 10/04/2023(b)	1,131,638

	Total Senior Loans (Identified Cost $175,784,963)	175,049,951

Loan Participations — 1.0%
	ABS Other — 1.0%
5,636,742	Harbour Aircraft Investments Ltd., Series 2017-1, Class C, 8.000%, 11/15/2037(d)	5,718,448
1,563,795	Rise Ltd., Term Loan A, 4.750%, 2/15/2039(a)(c)(d)(e)	1,540,338
5,700,000	Working Capital Solutions Funding LLC, 1-month LIBOR + 6.950%, 7.711%, 8/30/2018, 144A(b)(d)(e)(f)(g)	5,700,000

	Total Loan Participations (Identified Cost $12,899,146)	12,958,786

See accompanying notes to financial statements.

|  50

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Shares	Description	Value (†)
Preferred Stocks — 0.6%
Convertible Preferred Stocks — 0.3%
	Food & Beverage — 0.2%
32,272	Bunge Ltd., 4.875%	$3,469,504

	Midstream — 0.1%
1,714	Chesapeake Energy Corp., 5.750%	1,074,508

	Total Convertible Preferred Stocks (Identified Cost $4,135,098)	4,544,012

Non-Convertible Preferred Stock — 0.3%
	Cable Satellite — 0.3%
4,040,000	NBCUniversal Enterprise, Inc., 5.250%, 144A(a) (Identified Cost $4,040,000)	4,080,400

	Total Preferred Stocks (Identified Cost $8,175,098)	8,624,412

Common Stocks — 4.2%
	Aerospace & Defense — 0.1%
1,896	Boeing Co. (The)	636,127
1,456	Northrop Grumman Corp.	448,011
6,005	United Technologies Corp.	750,805

		1,834,943

	Air Freight & Logistics — 0.0%
1,899	FedEx Corp.	431,187

	Airlines — 0.0%
4,550	Delta Air Lines, Inc.	225,407

	Auto Components — 0.0%
2,209	Aptiv PLC	202,411

	Automobiles — 0.0%
8,337	General Motors Co.	328,478

	Banks — 0.3%
24,887	Bank of America Corp.	701,565
11,583	BB&T Corp.	584,246
12,323	JPMorgan Chase & Co.	1,284,057
10,301	PacWest Bancorp	509,075
4,152	PNC Financial Services Group, Inc. (The)	560,935
9,409	Wells Fargo & Co.	521,635

		4,161,513

	Beverages — 0.1%
6,384	PepsiCo, Inc.	695,026

See accompanying notes to financial statements.

51  |

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Shares	Description	Value (†)
	Chemicals — 0.1%
2,590	Celanese Corp., Series A	$287,645
3,892	DowDuPont, Inc.	256,561
13,010	Huntsman Corp.	379,892

		924,098

	Construction Materials — 0.3%
673,076	Cemex SAB de CV, Sponsored ADR(h)	4,415,379

	Containers & Packaging — 0.0%
3,873	WestRock Co.	220,838

	Diversified Telecommunication Services — 0.1%
6,454	AT&T, Inc.	207,238
25,061	CenturyLink, Inc.	467,137

		674,375

	Electric Utilities — 0.1%
5,407	American Electric Power Co., Inc.	374,435
12,177	Exelon Corp.	518,740
5,284	NextEra Energy, Inc.	882,586

		1,775,761

	Energy Equipment & Services — 0.0%
13,248	Patterson-UTI Energy, Inc.	238,464

	Food & Staples Retailing — 0.1%
1,451	Costco Wholesale Corp.	303,230
4,251	Walmart, Inc.	364,098

		667,328

	Food Products — 0.1%
17,772	Mondelez International, Inc., Class A	728,652

	Health Care Equipment & Supplies — 0.1%
8,768	Medtronic PLC	750,629

	Health Care Providers & Services — 0.1%
1,490	Laboratory Corp. of America Holdings(h)	267,500
6,034	UnitedHealth Group, Inc.	1,480,381

		1,747,881

	Hotels, Restaurants & Leisure — 0.1%
11,096	Hilton Worldwide Holdings, Inc.	878,359
4,350	McDonald’s Corp.	681,602

		1,559,961

	Household Products — 0.1%
9,896	Procter & Gamble Co. (The)	772,482

	Industrial Conglomerates — 0.1%
5,164	Honeywell International, Inc.	743,874

See accompanying notes to financial statements.

|  52

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Shares	Description	Value (†)
	Insurance — 0.1%
5,496	Chubb Ltd.	$698,102
6,666	FNF Group	250,775
3,831	Prudential Financial, Inc.	358,237

		1,307,114

	IT Services — 0.1%
7,509	Automatic Data Processing, Inc.	1,007,257
5,132	Visa, Inc., Class A	679,734

		1,686,991

	Machinery — 0.1%
2,399	Deere & Co.	335,380
4,723	Fortive Corp.	364,191

		699,571

	Media — 0.3%
110,740	Comcast Corp., Class A	3,633,379
6,121	Walt Disney Co. (The)	641,542

		4,274,921

	Oil, Gas & Consumable Fuels — 1.0%
16,575	Canadian Natural Resources Ltd.	597,860
34,950	Canadian Natural Resources Ltd.	1,261,459
3,962	Chevron Corp.	500,916
2,135	Diamondback Energy, Inc.	280,902
1,884	Dommo Energia S.A., Sponsored ADR	51,414
153,694	Encana Corp.	2,005,707
1,366	Exxon Mobil Corp.	113,009
62,834	Marathon Oil Corp.	1,310,717
1,990	Marathon Petroleum Corp.	139,619
21,858	PDC Energy, Inc.(h)	1,321,316
2,487	Valero Energy Corp.	275,634
98,183	Whiting Petroleum Corp.(h)	5,176,208
7,552	Williams Cos., Inc. (The)	204,735

		13,239,496

	Personal Products — 0.0%
3,270	Estee Lauder Cos., Inc. (The), Class A	466,596

	Pharmaceuticals — 0.3%
13,035	Allergan PLC	2,173,195
10,093	Bristol-Myers Squibb Co.	558,547
6,054	Eli Lilly & Co.	516,588
5,137	Johnson & Johnson	623,323
6,069	Zoetis, Inc.	517,018

		4,388,671

	Road & Rail — 0.0%
5,926	CSX Corp.	377,960

See accompanying notes to financial statements.

53  |

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Shares	Description	Value (†)
	Semiconductors & Semiconductor Equipment — 0.1%
36,311	Cypress Semiconductor Corp.	$565,726
13,877	QUALCOMM, Inc.	778,777
17,272	Teradyne, Inc.	657,545

		2,002,048

	Software — 0.2%
14,978	Microsoft Corp.	1,476,981
27,407	Oracle Corp.	1,207,552

		2,684,533

	Specialty Retail — 0.0%
602	Home Depot, Inc. (The)	117,450

	Technology Hardware, Storage & Peripherals — 0.1%
8,363	Apple, Inc.	1,548,075

	Tobacco — 0.1%
13,469	Altria Group, Inc.	764,905

	Total Common Stocks (Identified Cost $53,600,292)	56,657,018

Exchange-Traded Funds — 0.6%
30,500	Invesco QQQ Trust, Series 1	5,235,325
128,943	Financial Select Sector SPDR® Fund	3,428,594

	Total Exchange-Traded Funds (Identified Cost $7,798,873)	8,663,919

Other Investments — 0.7%
	Aircraft ABS — 0.7%
58,545	Aergen LLC(d)(e)(f)(g)	59
900	ECAF I Blocker Ltd.(d)(e)(f)(g)	8,912,709

	Total Other Investments (Identified Cost $8,660,584)	8,912,768

	Total Purchased Options — 0.1%
	(Identified Cost $1,049,865) (see detail below)	971,259

Principal Amount (‡)
Short-Term Investments — 14.4%
$62,798,214	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/29/2018 at 1.100% to be repurchased at $62,803,970 on 7/02/2018 collateralized by $44,440,000 U.S. Treasury Note, 1.250% due 7/31/2023 valued at $41,529,802; $19,590,000 U.S. Treasury Note, 1.375% due 9/30/2023 valued at $18,340,393; $4,175,000 U.S. Treasury Note, 2.750% due 11/15/2023 valued at $4,188,381 including accrued interest (Note 2 of Notes to Financial Statements)	62,798,214

See accompanying notes to financial statements.

|  54

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
Short-Term Investments — (continued)
$5,400,000	U.S. Treasury Bills, 1.693%, 12/06/2018(p)(q)	$5,352,194
18,400,000	U.S. Treasury Bills, 1.895%, 01/03/2019(p)	18,208,052
18,400,000	U.S. Treasury Bills, 1.960%, 01/31/2019(a)(p)	18,176,279
16,520,000	U.S. Treasury Bills, 2.026%, 11/29/2018(p)	16,380,440
16,630,000	U.S. Treasury Bills, 2.066%, 02/28/2019(p)	16,392,870
16,620,000	U.S. Treasury Bills, 2.093%, 03/28/2019(p)	16,349,580
26,150,000	U.S. Treasury Bills, 2.209%, 04/25/2019(p)	25,674,299
13,500,000	U.S. Treasury Bills, 2.218%, 05/23/2019(p)	13,228,828

	Total Short-Term Investments (Identified Cost $192,602,245)	192,560,756

	Total Investments — 98.9% (Identified Cost $1,371,462,955)	1,326,137,649
	Other assets less liabilities — 1.1%	14,356,063

	Net Assets — 100.0%	$1,340,493,712

Purchased Options — 0.1%

Description	Expiration Date	Exercise Price	Shares/Units of Currency (†††)	Notional Amount	Cost	Value (†)
Options on Securities — 0.1%
Invesco QQQ Trust, Put(h)	09/21/2018	168	30,500	$5,235,325	$166,313	$141,672
iShares® MSCI Emerging Markets ETF, Call(h)	09/21/2018	44	400,000	17,348,000	537,151	534,000

					703,464	675,672

Over-the-Counter Options on Currency — 0.0%
EUR, Put(h)(r)	01/14/2019	1	9,928,000	$11,785,683	$346,401	$295,587

Total					$1,049,865	$971,259

Written Options — (0.0%)

Description	Expiration Date	Exercise Price	Shares	Notional Amount	Premiums (Received)	Value (†)
Options on Securities — (0.0%)
Apple, Inc., Call	08/17/2018	190	(8,200)	$(1,517,902)	$(36,220)	$(34,440)
iShares® MSCI Emerging Markets ETF, Call	09/21/2018	47	(400,000)	(17,348,000)	(102,847)	(118,000)

Total					$(139,067)	$(152,440)

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.
(††)	Amount shown represents units. One unit represents a principal amount of 100.
(†††)	Options on securities are expressed as shares. Options on currency are expressed as units of currency.

See accompanying notes to financial statements.

55  |

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

(a)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(b)	Variable rate security. Rate as of June 30, 2018 is disclosed.
(c)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of June 30, 2018 is disclosed.
(d)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
(e)	Fair valued by the Fund’s adviser. At June 30, 2018, the value of these securities amounted to $25,714,297 or 1.9% of net assets. See Note 2 of Notes to Financial Statements.
(f)	Illiquid security.
(g)	Securities subject to restriction on resale. At June 30, 2018, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost	Value	% of Net Assets
Aergen LLC	March 06, 2017	$5,854,500	$59	Less than 0.1%
ECAF I Blocker Ltd.	June 18, 2015	9,000,000	8,912,709	0.7%
GCA2014 Holdings Ltd., Series 2014-1, Class C	December 18, 2014	2,100,990	1,604,828	0.1%
GCA2014 Holdings Ltd., Series 2014-1, Class D	December 18, 2014	836,489	338,778	Less than 0.1%
GCA2014 Holdings Ltd., Series 2014-1, Class E	December 18, 2014	2,657,606	—	0.0%
Working Capital Solutions Funding LLC	December 29, 2016	5,700,000	5,700,000	0.4%

(h)	Non-income producing security.
(i)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At June 30, 2018, the value of these securities amounted to $2,843,045 or 0.2% of net assets. See Note 2 of Notes to Financial Statements.
(j)	Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the outstanding par amount of the pool held as of the end of the period.
(k)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional principal. For the period ended June 30, 2018, interest payments were made in cash.
(l)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(m)	Position is unsettled. Contract rate was not determined at June 30, 2018 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(n)	Variable rate security. Rate shown represents the weighted average rate of underlying contracts at June 30, 2018.
(o)	Unfunded loan commitment. An unfunded loan commitment is a contractual obligation for future funding at the option of the Borrower. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.
(p)	Interest rate represents discount rate at time of purchase; not a coupon rate.

See accompanying notes to financial statements.

|  56

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

(q)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(r)	Counterparty is Deutsche Bank AG.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, the value of Rule 144A holdings amounted to $392,501,434 or 29.3% of net assets.
ABS	Asset-Backed Securities
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ARS	Auction Rate Security
CDOR	Canadian Dollar Offered Rate
EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts
SLM	Sallie Mae

ARS	Argentine Peso
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PEN	Peruvian Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	New Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira

See accompanying notes to financial statements.

57  |

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

TWD	New Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

At June 30, 2018, the Fund had the following open bilateral credit default swap agreements:

Buy Protection
Counterparty	Reference Obligation	(Pay)/ Receive Fixed Rate[1]	Expiration Date	Notional Value(‡)		Unamortized Up Front Premium Paid/ (Received)	Market Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank N.A.	Enel SpA	(1.00%)	12/20/2022	3,500,000	EUR	$(54,220)	$(14,440)	$39,780
JPMorgan Chase Bank N.A.	Teva Pharmaceutical Finance Co. BV	(1.00%)	12/20/2022	500,000		51,079	19,917	(31,162)
JPMorgan Chase Bank N.A.	Teva Pharmaceutical Finance Co. BV	(1.00%)	12/20/2022	750,000		74,173	29,875	(44,298)
Morgan Stanley Capital Services, Inc.	CDX.EM Series 29 100, 5-Year	(1.00%)	6/20/2023	9,685,000		190,470	384,447	193,977
Morgan Stanley Capital Services, Inc.	CDX.EM Series 29 100, 5-Year	(1.00%)	6/20/2023	2,480,000		44,656	98,444	53,788
Morgan Stanley Capital Services, Inc.	CDX.EM Series 29 100, 5-Year	(1.00%)	6/20/2023	6,400,000		199,239	254,048	54,809
Morgan Stanley Capital Services, Inc.	ITRX Asia ex-Japan Index Series 29, 5-Year	(1.00%)	6/20/2023	7,580,000		(79,152)	(26,514)	52,638
Morgan Stanley Capital Services, Inc.	ITRX Asia ex-Japan Index Series 29, 5-Year	(1.00%)	6/20/2023	6,100,000		(59,513)	(21,336)	38,177
Morgan Stanley Capital Services, Inc.	ITRX Asia ex-Japan Index Series 29, 5-Year	(1.00%)	6/20/2023	1,615,000		(15,785)	(5,649)	10,136

Total							$718,792	$367,845

At June 30, 2018, the Fund had the following open centrally cleared interest rate swap agreements:

Notional Value	Currency	Expiration Date	Fund Pays[2]	Fund Receives[2]	Market Value	Unrealized Appreciation (Depreciation)[3]
16,700,000	CAD	9/14/2027	2.351%	3-month CDOR	$210,931	$210,595
39,700,000	CAD	9/15/2027	2.365%	3-month CDOR	466,392	465,581
39,700,000	CAD	9/15/2027	2.360%	3-month CDOR	479,007	478,200
39,700,000	CAD	9/18/2027	2.386%	3-month CDOR	414,454	413,626
30,950,000	CAD	9/19/2027	2.363%	3-month CDOR	369,308	368,671
41,000,000	CAD	9/14/2021	3-month CDOR	2.095%	(259,504)	(259,027)
97,600,000	CAD	9/15/2021	3-month CDOR	2.115%	(572,654)	(571,482)

See accompanying notes to financial statements.

|  58

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Notional Value	Currency	Expiration Date	Fund Pays[2]	Fund Receives[2]	Market Value	Unrealized Appreciation (Depreciation)[3]
97,600,000	CAD	9/15/2021	3-month CDOR	2.110%	$(584,178)	$(583,015)
97,600,000	CAD	9/18/2021	3-month CDOR	2.120%	(565,021)	(563,839)
76,460,000	CAD	9/19/2021	3-month CDOR	2.070%	(533,098)	(532,225)
133,420,000	USD	1/5/2028	2.432%	3-month LIBOR	5,474,620	5,474,620
673,470,000	USD	1/5/2020	3-month LIBOR	2.110%	(6,128,981)	(6,128,981)
26,784,000	CAD	4/9/2028	2.564%	3-month CDOR	(5,252)	(5,252)
19,565,000	USD	4/11/2028	2.826%	3-month LIBOR	162,284	162,284
89,205,000	CAD	4/9/2022	3-month CDOR	2.365%	(81,969)	(81,969)
158,670,000	USD	4/13/2020	3-month LIBOR	2.601%	(462,071)	(462,071)

Total					$(1,615,732)	$(1,614,284)

(‡)	Notional value stated in U.S. dollars unless otherwise noted.
[1]	Payments are made quarterly.
[2]	Payments are made semiannually.
[3]	Differences between unrealized appreciation (depreciation) and market value, if any, are due to interest booked as part of the initial trades.

At June 30, 2018, the Fund had the following open forward foreign currency contracts:

Counterparty	Delivery Date	Currency Bought/ Sold (B/S)		Units of Currency	In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America, N.A.	7/03/2018	BRL	B	12,995,000	$3,476,457	$3,352,899	$(123,558)
Bank of America, N.A.	7/16/2018	BRL	B	2,435,000	658,375	627,294	(31,081)
Bank of America, N.A.	7/03/2018	BRL	S	12,995,000	3,480,322	3,352,899	127,423
Bank of America, N.A.	7/16/2018	BRL	S	2,435,000	643,839	627,294	16,545
Bank of America, N.A.	7/06/2018	EUR	S	335,000	393,450	391,295	2,155
Bank of America, N.A.	7/06/2018	HUF	S	107,420,000	395,539	380,994	14,545
Bank of America, N.A.	7/06/2018	IDR	B	13,598,380,000	977,598	948,619	(28,979)
Bank of America, N.A.	8/03/2018	JPY	S	44,025,000	398,274	398,461	(187)
Bank of America, N.A.	7/31/2018	MXN	S	92,400,000	4,569,055	4,632,196	(63,141)
Bank of America, N.A.	7/09/2018	SGD	B	870,000	653,712	638,604	(15,108)
Bank of America, N.A.	7/09/2018	SGD	S	870,000	640,406	638,604	1,802
BNP Paribas S.A.	7/20/2018	CZK	S	8,775,000	395,456	395,017	439
BNP Paribas S.A.	7/16/2018	MXN	B	13,530,000	670,909	679,863	8,954
BNP Paribas S.A.	7/16/2018	MXN	S	13,530,000	651,060	679,863	(28,803)
BNP Paribas S.A.	7/16/2018	SEK	S	2,300,000	267,853	257,035	10,818
BNP Paribas S.A.	7/23/2018	THB	B	38,980,000	1,180,211	1,177,124	(3,087)
BNP Paribas S.A.	7/23/2018	THB	S	38,980,000	1,186,425	1,177,124	9,301
BNP Paribas S.A.	7/09/2018	ZAR	B	5,010,000	366,526	364,953	(1,573)
BNP Paribas S.A.	7/09/2018	ZAR	S	5,010,000	391,727	364,953	26,774
Citibank N.A.	7/02/2018	NOK	B	3,245,000	404,687	398,436	(6,251)
Citibank N.A.	7/02/2018	NOK	S	3,245,000	395,756	398,436	(2,680)
Citibank N.A.	7/11/2018	PHP	B	17,185,000	321,756	321,912	156
Citibank N.A.	7/11/2018	PHP	B	45,805,000	875,093	858,026	(17,067)
Citibank N.A.	7/11/2018	PHP	S	62,990,000	1,176,064	1,179,938	(3,874)

See accompanying notes to financial statements.

59  |

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Counterparty	Delivery Date	Currency Bought/ Sold (B/S)		Units of Currency	In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Citibank N.A.	7/20/2018	PLN	S	1,465,000	$395,331	$391,207	$4,124
Credit Suisse International	7/30/2018	COP	S	18,400,000,000	6,277,721	6,270,781	6,940
Credit Suisse International	7/09/2018	JPY	B	43,120,000	393,456	389,621	(3,835)
Credit Suisse International	7/09/2018	JPY	S	43,120,000	392,990	389,621	3,369
Deutsche Bank AG	7/09/2018	BRL	B	2,465,000	666,847	635,549	(31,298)
Deutsche Bank AG	7/09/2018	BRL	S	2,465,000	643,435	635,549	7,886
Deutsche Bank AG	7/06/2018	CNY	B	13,115,000	2,044,427	1,979,420	(65,007)
Deutsche Bank AG	7/06/2018	CNY	S	13,115,000	1,982,315	1,979,420	2,895
Deutsche Bank AG	7/27/2018	COP	S	1,162,750,000	397,250	396,312	938
Deutsche Bank AG	7/03/2018	EUR	B	1,320,000	1,638,813	1,541,496	(97,317)
Deutsche Bank AG	7/03/2018	EUR	S	1,320,000	1,635,740	1,541,496	94,244
Deutsche Bank AG	7/30/2018	EUR	S	2,000,000	2,339,172	2,340,156	(984)
Deutsche Bank AG	7/25/2018	GBP	S	5,095,000	6,759,435	6,730,814	28,621
Deutsche Bank AG	7/05/2018	ILS	B	1,800,000	505,198	492,108	(13,090)
Deutsche Bank AG	7/05/2018	ILS	S	1,800,000	505,704	492,108	13,596
Deutsche Bank AG	7/02/2018	PEN	B	4,285,000	1,308,796	1,304,811	(3,985)
Deutsche Bank AG	7/02/2018	PEN	S	4,285,000	1,309,997	1,304,811	5,186
Deutsche Bank AG	7/16/2018	THB	S	21,105,000	658,297	637,211	21,086
Goldman Sachs & Co.	7/09/2018	MXN	B	8,000,000	392,007	402,427	10,420
Goldman Sachs & Co.	7/09/2018	MXN	S	8,000,000	391,731	402,427	(10,696)
HSBC Bank USA	7/16/2018	COP	B	42,047,800,000	14,691,241	14,337,322	(353,919)
HSBC Bank USA	7/25/2018	JPY	B	42,870,000	389,097	387,774	(1,323)
HSBC Bank USA	7/25/2018	JPY	S	42,870,000	390,561	387,774	2,787
HSBC Bank USA	7/09/2018	THB	B	20,810,000	653,472	628,193	(25,279)
HSBC Bank USA	7/09/2018	THB	S	20,810,000	648,509	628,193	20,316
HSBC Bank USA	7/20/2018	TRY	B	1,880,000	397,203	406,155	8,952
HSBC Bank USA	7/20/2018	TRY	S	1,880,000	391,895	406,155	(14,260)
Morgan Stanley Capital Services, Inc.	7/10/2018	ARS	B	7,430,000	288,544	254,921	(33,623)
Morgan Stanley Capital Services, Inc.	7/27/2018	CLP	S	254,175,000	397,335	389,035	8,300
Morgan Stanley Capital Services, Inc.	7/05/2018	CNY	B	12,240,000	1,902,985	1,847,393	(55,592)
Morgan Stanley Capital Services, Inc.	8/06/2018	CNY	B	12,240,000	1,844,179	1,846,162	1,983
Morgan Stanley Capital Services, Inc.	7/05/2018	CNY	S	12,240,000	1,850,312	1,847,393	2,919
Morgan Stanley Capital Services, Inc.	7/20/2018	EUR	B	345,000	404,043	403,382	(661)
Morgan Stanley Capital Services, Inc.	7/20/2018	EUR	S	345,000	401,196	403,382	(2,186)
Morgan Stanley Capital Services, Inc.	7/31/2018	GBP	B	265,000	348,675	350,178	1,503
Morgan Stanley Capital Services, Inc.	7/23/2018	GBP	S	1,225,000	1,615,047	1,618,153	(3,106)

See accompanying notes to financial statements.

|  60

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Counterparty	Delivery Date	Currency Bought/ Sold (B/S)		Units of Currency	In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, Inc.	7/31/2018	GBP	S	265,000	$347,210	$350,178	$(2,968)
Morgan Stanley Capital Services, Inc.	7/16/2018	KRW	S	426,615,000	396,151	382,885	13,266
Morgan Stanley Capital Services, Inc.	7/05/2018	PHP	B	46,980,000	890,616	880,245	(10,371)
Morgan Stanley Capital Services, Inc.	7/11/2018	PLN	S	120,345,000	33,337,488	32,132,533	1,204,955
Morgan Stanley Capital Services, Inc.	7/02/2018	RUB	B	27,845,000	448,285	443,383	(4,902)
Morgan Stanley Capital Services, Inc.	7/09/2018	RUB	B	40,580,000	651,662	645,760	(5,902)
Morgan Stanley Capital Services, Inc.	7/18/2018	RUB	B	31,500,000	498,292	500,796	2,504
Morgan Stanley Capital Services, Inc.	7/02/2018	RUB	S	27,845,000	445,877	443,383	2,494
Morgan Stanley Capital Services, Inc.	7/09/2018	RUB	S	40,580,000	641,682	645,760	(4,078)
Morgan Stanley Capital Services, Inc.	7/18/2018	RUB	S	31,500,000	500,779	500,796	(17)
Morgan Stanley Capital Services, Inc.	7/30/2018	RUB	S	42,035,000	665,559	667,446	(1,887)
Morgan Stanley Capital Services, Inc.	7/18/2018	TRY	B	1,705,000	355,408	368,656	13,248
Morgan Stanley Capital Services, Inc.	7/18/2018	TRY	S	1,705,000	357,790	368,656	(10,866)
Morgan Stanley Capital Services, Inc.	7/05/2018	TWD	B	11,730,000	395,669	384,777	(10,892)
Morgan Stanley Capital Services, Inc.	7/18/2018	TWD	B	11,805,000	388,367	387,538	(829)
Morgan Stanley Capital Services, Inc.	7/05/2018	TWD	S	11,730,000	391,784	384,777	7,007
Morgan Stanley Capital Services, Inc.	7/18/2018	TWD	S	11,805,000	395,504	387,538	7,966
Morgan Stanley Capital Services, Inc.	7/31/2018	ZAR	S	361,810,000	25,956,668	26,282,310	(325,642)
UBS AG	7/06/2018	MYR	B	6,835,000	1,715,006	1,691,915	(23,091)
UBS AG	7/06/2018	MYR	S	6,835,000	1,696,240	1,691,915	4,325
UBS AG	7/16/2018	MYR	S	1,585,000	396,349	392,260	4,089
UBS AG	8/02/2018	ZAR	S	5,470,000	393,588	397,246	(3,658)

Total							$278,178

See accompanying notes to financial statements.

61  |

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

At June 30, 2018, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500®	9/21/2018	286	$39,648,221	$38,918,880	$729,341
Ultra Long U.S. Treasury Bond	9/19/2018	249	39,729,367	39,731,063	(1,696)

Total					$727,645

Industry Summary at June 30, 2018 (Unaudited)

ABS Home Equity	10.8%
ABS Car Loan	5.4
ABS Other	5.4
Automotive	5.2
Treasuries	5.2
ABS Credit Card	4.9
Technology	4.0
Food & Beverage	3.1
Banking	3.0
Cable Satellite	2.5
Non-Agency Commercial Mortgage-Backed Securities	2.2
Government Owned – No Guarantee	2.1
Other Investments, less than 2% each	30.7
Short-Term Investments	14.4

Total Investments	98.9
Other assets less liabilities (including open written options, swap agreements, forward foreign currency and futures contracts)	1.1

Net Assets	100.0%

See accompanying notes to financial statements.

|  62

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Natixis U.S. Equity Opportunities Fund

Shares	Description	Value (†)
Common Stocks — 97.9% of Net Assets
	Air Freight & Logistics — 2.6%
318,458	Expeditors International of Washington, Inc.	$23,279,280
38,292	United Parcel Service, Inc., Class B	4,067,759

		27,347,039

	Airlines — 1.1%
299,700	American Airlines Group, Inc.	11,376,612

	Automobiles — 2.8%
1,038,319	Fiat Chrysler Automobiles NV	19,613,846
267,000	General Motors Co.	10,519,800

		30,133,646

	Banks — 5.6%
683,970	Bank of America Corp.	19,281,114
364,200	Citigroup, Inc.	24,372,264
302,800	Wells Fargo & Co.	16,787,232

		60,440,610

	Beverages — 4.9%
199,613	Coca-Cola Co. (The)	8,755,026
116,810	Diageo PLC, Sponsored ADR	16,821,808
459,795	Monster Beverage Corp.(a)	26,346,254

		51,923,088

	Biotechnology — 3.3%
34,967	Amgen, Inc.	6,454,558
127,171	BioMarin Pharmaceutical, Inc.(a)	11,979,508
50,121	Regeneron Pharmaceuticals, Inc.(a)	17,291,244

		35,725,310

	Capital Markets — 3.6%
49,480	FactSet Research Systems, Inc.	9,801,988
67,597	MSCI, Inc.	11,182,572
273,317	SEI Investments Co.	17,087,779

		38,072,339

	Communications Equipment — 1.3%
313,529	Cisco Systems, Inc.	13,491,153

	Consumer Finance — 2.3%
67,640	American Express Co.	6,628,720
193,600	Capital One Financial Corp.	17,791,840

		24,420,560

	Energy Equipment & Services — 2.5%
231,100	National Oilwell Varco, Inc.	10,029,740
246,436	Schlumberger Ltd.	16,518,605

		26,548,345

See accompanying notes to financial statements.

63  |

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Natixis U.S. Equity Opportunities Fund – (continued)

Shares	Description	Value (†)
	Food Products — 2.4%
757,474	Danone S.A., Sponsored ADR	$11,043,971
189,750	Nestle S.A., Sponsored ADR	14,692,342

		25,736,313

	Health Care Equipment & Supplies — 2.3%
206,620	Baxter International, Inc.	15,256,821
82,328	Varian Medical Systems, Inc.(a)	9,362,340

		24,619,161

	Health Care Providers & Services — 3.3%
276,900	CVS Health Corp.	17,818,515
168,300	HCA Healthcare, Inc.	17,267,580

		35,086,095

	Health Care Technology — 1.2%
211,781	Cerner Corp.(a)	12,662,386

	Hotels, Restaurants & Leisure — 3.5%
239,516	Starbucks Corp.	11,700,357
460,612	Yum China Holdings, Inc.	17,715,137
99,364	Yum! Brands, Inc.	7,772,252

		37,187,746

	Household Products — 1.6%
133,962	Colgate-Palmolive Co.	8,682,077
102,259	Procter & Gamble Co. (The)	7,982,338

		16,664,415

	Industrial Conglomerates — 1.4%
1,112,850	General Electric Co.	15,145,888

	Insurance — 2.8%
370,755	American International Group, Inc.	19,657,430
73,670	Aon PLC	10,105,314

		29,762,744

	Internet & Direct Marketing Retail — 6.8%
25,693	Amazon.com, Inc.(a)	43,672,962
49,740	Netflix, Inc.(a)	19,469,728
453,100	Qurate Retail, Inc., Class A(a)	9,614,782

		72,757,472

	Internet Software & Services — 11.8%
190,819	Alibaba Group Holding Ltd., Sponsored ADR(a)	35,402,649
37,245	Alphabet, Inc., Class A(a)	42,056,682
11,850	Alphabet, Inc., Class C(a)	13,220,452
181,372	Facebook, Inc., Class A(a)	35,244,207

		125,923,990

See accompanying notes to financial statements.

|  64

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Natixis U.S. Equity Opportunities Fund – (continued)

Shares	Description	Value (†)
	IT Services — 6.2%
40,655	Automatic Data Processing, Inc.	$5,453,462
88,900	MasterCard, Inc., Class A	17,470,628
324,051	Visa, Inc., Class A	42,920,555

		65,844,645

	Machinery — 1.2%
89,994	Deere & Co.	12,581,161

	Media — 2.6%
46,815	Charter Communications, Inc., Class A(a)	13,726,626
445,400	Comcast Corp., Class A	14,613,574

		28,340,200

	Metals & Mining — 0.2%
40,725	Compass Minerals International, Inc.	2,677,669

	Oil, Gas & Consumable Fuels — 2.9%
218,200	Anadarko Petroleum Corp.	15,983,150
332,500	Apache Corp.	15,544,375

		31,527,525

	Personal Products — 1.4%
279,500	Unilever PLC, Sponsored ADR	15,450,760

	Pharmaceuticals — 2.2%
56,601	Merck & Co., Inc.	3,435,681
84,108	Novartis AG, Sponsored ADR	6,353,518
303,106	Novo Nordisk AS, Sponsored ADR	13,979,249

		23,768,448

	Semiconductors & Semiconductor Equipment — 3.6%
262,830	Intel Corp.	13,065,279
244,806	QUALCOMM, Inc.	13,738,513
105,865	Texas Instruments, Inc.	11,671,616

		38,475,408

	Software — 7.1%
174,944	Autodesk, Inc.(a)	22,933,409
118,899	Microsoft Corp.	11,724,630
935,508	Oracle Corp.	41,218,483

		75,876,522

	Technology Hardware, Storage & Peripherals — 1.9%
109,055	Apple, Inc.	20,187,171

	Textiles, Apparel & Luxury Goods — 1.5%
734,656	Under Armour, Inc., Class A(a)	16,515,067

	Total Common Stocks (Identified Cost $780,699,400)	1,046,269,488

See accompanying notes to financial statements.

65  |

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Natixis U.S. Equity Opportunities Fund – (continued)

Principal Amount	Description	Value (†)
Short-Term Investments — 2.4%
$26,209,986	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/29/2018 at 1.100% to be repurchased at $26,212,389 on 7/02/2018 collateralized by $27,500,000 U.S. Treasury Note, 2.000% due 11/30/2022 valued at $26,737,260 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $26,209,986)	$26,209,986

	Total Investments — 100.3% (Identified Cost $806,909,386)	1,072,479,474
	Other assets less liabilities — (0.3)%	(3,598,679)

	Net Assets — 100.0%	$1,068,880,795

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Industry Summary at June 30, 2018 (Unaudited)

Internet Software & Services	11.8%
Software	7.1
Internet & Direct Marketing Retail	6.8
IT Services	6.2
Banks	5.6
Beverages	4.9
Semiconductors & Semiconductor Equipment	3.6
Capital Markets	3.6
Hotels, Restaurants & Leisure	3.5
Biotechnology	3.3
Health Care Providers & Services	3.3
Oil, Gas & Consumable Fuels	2.9
Automobiles	2.8
Insurance	2.8
Media	2.6
Air Freight & Logistics	2.6
Energy Equipment & Services	2.5
Food Products	2.4
Health Care Equipment & Supplies	2.3
Consumer Finance	2.3
Pharmaceuticals	2.2
Other Investments, less than 2% each	12.8
Short-Term Investments	2.4

Total Investments	100.3
Other assets less liabilities	(0.3)

Net Assets	100.0%

See accompanying notes to financial statements.

|  66

Statements of Assets and Liabilities

June 30, 2018 (Unaudited)

	Loomis Sayles Multi-Asset Income Fund	Loomis Sayles Strategic Alpha Fund	Natixis U.S. Equity Opportunities Fund
ASSETS
Investments at cost	$156,266,443	$1,371,462,955	$806,909,386
Net unrealized appreciation (depreciation)	(2,576,183)	(45,325,306)	265,570,088

Investments at value	153,690,260	1,326,137,649	1,072,479,474
Cash	421,413	—	546
Due from brokers (Note 2)	—	17,222,500	—
Foreign currency at value (identified cost $80,037, $7,269,690 and $0, respectively)	64,851	7,053,176	—
Receivable for Fund shares sold	539,592	7,516,063	1,703,827
Receivable for securities sold	37,033	294,380,215	—
Collateral received for open forward foreign currency contracts, options, swaptions or swap agreements (Notes 2 and 4)	—	4,640,184	—
Dividends and interest receivable	1,198,903	7,016,335	483,217
Unrealized appreciation on bilateral swap agreements (Note 2)	—	443,305	—
Unrealized appreciation on forward foreign currency contracts (Note 2)	—	1,724,831	—
Tax reclaims receivable	28,478	9,277	292,561
Unamortized upfront premiums paid on bilateral swap agreements (Note 2)	—	559,617	—
Prepaid expenses (Note 8)	172	1,398	1,141

TOTAL ASSETS	155,980,702	1,666,704,550	1,074,960,766

LIABILITIES
Options written, at value (premiums received $0, $139,067 and $0, respectively) (Note 2)	—	152,440	—
Payable for securities purchased	7,116,954	317,299,086	3,429,165
Unfunded loan commitments (Note 2)	—	137,511	—
Unrealized depreciation on bilateral swap agreements (Note 2)	—	75,460	—
Payable for Fund shares redeemed	373,383	379,817	1,359,501
Unrealized depreciation on forward foreign currency contracts (Note 2)	—	1,446,653	—
Unamortized upfront premiums received on bilateral swap agreements (Note 2)	—	208,670	—
Payable for variation margin on centrally cleared swap agreements (Note 2)	—	141,925	—
Due to brokers (Note 2)	—	4,640,184	—
Payable for variation margin on futures contracts (Note 2)	—	124,244	—
Fees payable on swap agreements (Note 2)	—	11,970	—
Management fees payable (Note 6)	43,089	652,716	671,205
Deferred Trustees’ fees (Note 6)	100,092	120,565	444,444
Administrative fees payable (Note 6)	5,396	49,108	39,937
Payable to distributor (Note 6d)	1,038	7,113	5,300
Other accounts payable and accrued expenses	81,849	763,376	130,419

TOTAL LIABILITIES	7,721,801	326,210,838	6,079,971

NET ASSETS	$148,258,901	$1,340,493,712	$1,068,880,795

See accompanying notes to financial statements.

67  |

Statements of Assets and Liabilities (continued)

June 30, 2018 (Unaudited)

	Loomis Sayles Multi-Asset Income Fund	Loomis Sayles Strategic Alpha Fund	Natixis U.S. Equity Opportunities Fund
NET ASSETS CONSIST OF:
Paid-in capital	$147,416,364	$1,417,684,562	$752,587,881
Undistributed (Distributions in excess of) net investment income	(148,900)	(2,574,952)	690,534
Accumulated net realized gain (loss) on investments, futures contracts, options written, swap agreements, forward foreign currency contracts and foreign currency transactions	3,584,191	(31,237,754)	50,032,292
Net unrealized appreciation (depreciation) on investments, futures contracts, options written, swap agreements and foreign currency translations	(2,592,754)	(43,378,144)	265,570,088

NET ASSETS	$148,258,901	$1,340,493,712	$1,068,880,795

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$62,724,585	$27,108,368	$632,543,000

Shares of beneficial interest	4,779,916	2,745,774	16,836,205

Net asset value and redemption price per share	$13.12	$9.87	$37.57

Offering price per share (100/[100-maximum sales charge] of net asset value) (Note 1)	$13.70	$10.31	$39.86

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$28,545,716	$28,326,244	$95,357,228

Shares of beneficial interest	2,184,997	2,881,441	3,688,694

Net asset value and offering price per share	$13.06	$9.83	$25.85

Class N shares:
Net assets	$34,254	$268,106,996	$1,218

Shares of beneficial interest	2,626	27,210,026	28

Net asset value, offering and redemption price per share	$13.04	$9.85	$43.62	*

Class Y shares:
Net assets	$56,954,346	$1,016,952,104	$340,979,349

Shares of beneficial interest	4,365,667	103,261,986	7,827,227

Net asset value, offering and redemption price per share	$13.05	$9.85	$43.56

*	Net asset value calculations have been determined utilizing fractional share and penny amounts.

See accompanying notes to financial statements.

|  68

Statements of Operations

For the Six Months Ended June 30, 2018 (Unaudited)

	Loomis Sayles Multi-Asset Income Fund	Loomis Sayles Strategic Alpha Fund	Natixis U.S. Equity Opportunities Fund
INVESTMENT INCOME
Dividends	$1,359,355	$1,018,827	$7,396,852
Interest	1,712,928	25,707,150	125,003
Less net foreign taxes withheld	(49,489)	(24,320)	(185,575)

	3,022,794	26,701,657	7,336,280

Expenses
Management fees (Note 6)	416,796	3,682,952	3,905,829
Service and distribution fees (Note 6)	254,442	191,142	1,339,720
Administrative fees (Note 6)	33,629	272,788	231,103
Trustees’ fees and expenses (Note 6)	12,595	26,257	31,666
Transfer agent fees and expenses (Notes 6 and 7)	51,987	319,647	386,939
Audit and tax services fees	23,787	41,069	20,598
Custodian fees and expenses	53,661	107,804	18,473
Legal fees	1,630	12,240	10,618
Registration fees	32,647	51,980	69,142
Shareholder reporting expenses	9,602	883	74,114
Miscellaneous expenses (Note 8)	14,613	27,947	23,512

Total expenses	905,389	4,734,709	6,111,714
Less waiver and/or expense reimbursement (Note 6)	(120,486)	(373)	(76)

Net expenses	784,903	4,734,336	6,111,638

Net investment income	2,237,891	21,967,321	1,224,642

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS, OPTIONS/SWAPTIONS WRITTEN, SWAP AGREEMENTS, FORWARD FOREIGN CURRENCY CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	3,782,795	16,752,807	50,962,723
Futures contracts	—	992,119	—
Options/swaptions written	25,690	(1,913,144)	—
Swap agreements	—	(421,183)	—
Forward foreign currency contracts (Note 2d)	134,650	5,726,493	—
Foreign currency transactions (Note 2c)	8,248	(366,157)	—
Net change in unrealized appreciation (depreciation) on:
Investments	(10,088,780)	(34,827,234)	(12,147,882)
Futures contracts	—	1,129,188	—
Options written	—	(152,788)	—
Swap agreements	—	1,281,091	—
Forward foreign currency contracts (Note 2d)	—	2,625,011	—
Foreign currency translations (Note 2c)	(16,801)	(550,349)	—

Net realized and unrealized gain (loss) on investments, futures contracts, options/swaptions written, swap agreements, forward foreign currency contracts and foreign currency transactions	(6,154,198)	(9,724,146)	38,814,841

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(3,916,307)	$12,243,175	$40,039,483

See accompanying notes to financial statements.

69  |

Statements of Changes in Net Assets

	Loomis Sayles Multi-Asset Income Fund
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
FROM OPERATIONS:
Net investment income	$2,237,891	$4,243,430
Net realized gain on investments, options written, forward foreign currency contracts and foreign currency transactions	3,951,383	8,625,586
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(10,105,581)	2,552,012

Net increase (decrease) in net assets resulting from operations	(3,916,307)	15,421,028

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	(876,942)	(2,006,749)
Class C	(404,925)	(1,027,055)
Class N	(576)	(1,118)
Class Y	(943,962)	(1,113,225)
Net realized capital gains
Class A	(943,652)	(2,053,174)
Class C	(614,513)	(1,374,969)
Class N	(569)	(1,304)
Class Y	(956,453)	(1,984,434)

Total distributions	(4,741,592)	(9,562,028)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 12)	12,375,971	14,908,519

Net increase in net assets	3,718,072	20,767,519
NET ASSETS
Beginning of the period	144,540,829	123,773,310

End of the period	$148,258,901	$144,540,829

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME	$(148,900)	$(179,118)

See accompanying notes to financial statements.

|  70

Statements of Changes in Net Assets (continued)

	Loomis Sayles Strategic Alpha Fund
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017(a)
FROM OPERATIONS:
Net investment income	$21,967,321	$42,366,116
Net realized gain (loss) on investments, futures contracts, options written, swap agreements, forward foreign currency contracts and foreign currency transactions	20,770,935	(8,145,922)
Net change in unrealized appreciation (depreciation) on investments, futures contracts, options written, swap agreements, forward foreign currency contracts and foreign currency translations	(30,495,081)	6,481,112

Net increase in net assets resulting from operations	12,243,175	40,701,306

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	(380,422)	(1,506,001)
Class C	(302,875)	(713,500)
Class N	(4,007,070)	(744,780)
Class Y	(14,867,837)	(31,576,383)

Total distributions	(19,558,204)	(34,540,664)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 12)	195,211,640	(50,510,564)

Net increase (decrease) in net assets	187,896,611	(44,349,922)
NET ASSETS
Beginning of the period	1,152,597,101	1,196,947,023

End of the period	$1,340,493,712	$1,152,597,101

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME	$(2,574,952)	$(4,984,069)

(a)	From commencement of operations on May 1, 2017 through December 31, 2017 for Class N shares.

See accompanying notes to financial statements.

71  |

Statements of Changes in Net Assets (continued)

	Natixis U.S. Equity Opportunities Fund
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017(a)
FROM OPERATIONS:
Net investment income	$1,224,642	$1,259,611
Net realized gain on investments	50,962,723	52,738,987
Net change in unrealized appreciation (depreciation) on investments	(12,147,882)	148,227,693

Net increase in net assets resulting from operations	40,039,483	202,226,291

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	—	(901,914)
Class C	—	(6,490)
Class N	—	(4)
Class Y	—	(920,407)
Net realized capital gains
Class A	(12,704,096)	(20,020,012)
Class C	(3,531,383)	(5,199,648)
Class N	(22)	(31)
Class Y	(5,772,875)	(8,004,252)

Total distributions	(22,008,376)	(35,052,758)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 12)	48,894,536	146,345,807

Net increase in net assets	66,925,643	313,519,340
NET ASSETS
Beginning of the period	1,001,955,152	688,435,812

End of the period	$1,068,880,795	$1,001,955,152

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME	$690,534	$(534,108)

(a)	From commencement of operations on May 1, 2017 through December 31, 2017 for Class N shares.

See accompanying notes to financial statements.

|  72

Financial Highlights

For a share outstanding throughout each period.

	Loomis Sayles Multi-Asset Income Fund—Class A
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017		Year Ended December 31, 2016		Year Ended December 31, 2015		Year Ended December 31, 2014	Year Ended December 31, 2013
Net asset value, beginning of the period	$13.87		$13.24		$12.85		$13.45		$12.21	$11.83

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.21		0.47		0.49		0.32		0.32	0.29
Net realized and unrealized gain (loss)	(0.54)		1.15		0.80		(0.58)		1.26	0.40

Total from Investment Operations	(0.33)		1.62		1.29		(0.26)		1.58	0.69

LESS DISTRIBUTIONS FROM:
Net investment income	(0.20)		(0.45)		(0.40)		(0.34)		(0.34)	(0.31)
Net realized capital gains	(0.22)		(0.54)		(0.50)		—		—	—

Total Distributions	(0.42)		(0.99)		(0.90)		(0.34)		(0.34)	(0.31)

Net asset value, end of the period	$13.12		$13.87		$13.24		$12.85		$13.45	$12.21

Total return(b)	(2.29	)%(c)(d)	12.41	%(d)	10.14	%(d)	(1.96	)%(d)	13.08%	5.84%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$62,725		$54,754		$57,320		$63,254		$110,874	$79,039
Net expenses	0.95	%(e)(f)	0.95	%(f)	0.95	%(f)	1.04	%(f)(g)	1.06%	1.09%
Gross expenses	1.11	%(e)	1.13%		1.09%		1.11%		1.06%	1.09%
Net investment income	3.03	%(e)	3.37%		3.70%		2.40%		2.46%	2.34%
Portfolio turnover rate	162%		221%		341	%(h)	93	%(i)	41%	41%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Computed on an annualized basis for periods less than one year.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Effective September 1, 2015, the expense limit decreased from 1.25% to 0.95%.
(h)

The variation in the Fund’s turnover rate from 2015 to 2016 was primarily due to a repositioning of the portfolio as well as sales of additional securities as a result of a change in investment strategy in 2015.

(i)	The variation in the Fund’s turnover rate from 2014 to 2015 was primarily due to a change in the investment strategy and management structure of the Fund.

See accompanying notes to financial statements.

73  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Loomis Sayles Multi-Asset Income Fund—Class C
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017		Year Ended December 31, 2016		Year Ended December 31, 2015		Year Ended December 31, 2014	Year Ended December 31, 2013
Net asset value, beginning of the period	$13.82		$13.18		$12.80		$13.41		$12.17	$11.80

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.15		0.36		0.39		0.24		0.22	0.19
Net realized and unrealized gain (loss)	(0.54)		1.16		0.79		(0.60)		1.27	0.39

Total from Investment Operations	(0.39)		1.52		1.18		(0.36)		1.49	0.58

LESS DISTRIBUTIONS FROM:
Net investment income	(0.15)		(0.34)		(0.30)		(0.25)		(0.25)	(0.21)
Net realized capital gains	(0.22)		(0.54)		(0.50)		—		—	—

Total Distributions	(0.37)		(0.88)		(0.80)		(0.25)		(0.25)	(0.21)

Net asset value, end of the period	$13.06		$13.82		$13.18		$12.80		$13.41	$12.17

Total return(b)	(2.74	)%(c)(d)	11.70	%(c)	9.27	%(c)	(2.73	)%(c)	12.28%	4.98%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$28,546		$36,814		$46,351		$47,791		$53,074	$48,512
Net expenses	1.70	%(e)(f)	1.70	%(f)	1.70	%(f)	1.80	%(f)(g)	1.81%	1.84%
Gross expenses	1.86	%(e)	1.88%		1.84%		1.87%		1.81%	1.84%
Net investment income	2.27	%(e)	2.65%		2.96%		1.78%		1.70%	1.59%
Portfolio turnover rate	162%		221%		341	%(h)	93	%(i)	41%	41%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	Computed on an annualized basis for periods less than one year.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Effective September 1, 2015, the expense limit decreased from 2.00% to 1.70%.
(h)

The variation in the Fund’s turnover rate from 2015 to 2016 was primarily due to a repositioning of the portfolio as well as sales of additional securities as a result of a change in investment strategy in 2015.

(i)	The variation in the Fund’s turnover rate from 2014 to 2015 was primarily due to a change in the investment strategy and management structure of the Fund.

See accompanying notes to financial statements.

|  74

Financial Highlights (continued)

For a share outstanding throughout each period.

	Loomis Sayles Multi-Asset Income Fund—Class N
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017	Year Ended December 31, 2016		Period Ended December 31, 2015*
Net asset value, beginning of the period	$13.79		$13.16	$12.77		$12.70

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.22		0.51	0.53		0.14
Net realized and unrealized gain (loss)	(0.53)		1.15	0.80		0.10

Total from Investment Operations	(0.31)		1.66	1.33		0.24

LESS DISTRIBUTIONS FROM:
Net investment income	(0.22)		(0.49)	(0.44)		(0.17)
Net realized capital gains	(0.22)		(0.54)	(0.50)		—

Total Distributions	(0.44)		(1.03)	(0.94)		(0.17)

Net asset value, end of the period	$13.04		$13.79	$13.16		$12.77

Total return(b)	(2.16	)%(c)	12.83%	10.53%		1.91	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$34		$35	$1		$1
Net expenses(d)	0.65	%(e)	0.65%	0.65%		0.65	%(e)
Gross expenses	1.35	%(e)	1.35%	13.53%		13.66	%(e)
Net investment income	3.33	%(e)	3.71%	4.02%		3.22	%(e)
Portfolio turnover rate	162%		221%	341	%(f)	93%

*	From commencement of Class operations on August 31, 2015 through December 31, 2015.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)

The variation in the Fund’s turnover rate from 2015 to 2016 was primarily due to a repositioning of the portfolio as well as sales of additional securities as a result of a change in investment strategy in 2015.

See accompanying notes to financial statements.

75  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Loomis Sayles Multi-Asset Income Fund—Class Y
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017		Year Ended December 31, 2016		Year Ended December 31, 2015		Year Ended December 31, 2014	Year Ended December 31, 2013
Net asset value, beginning of the period	$13.80		$13.17		$12.79		$13.39		$12.19	$11.83

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.22		0.49		0.53		0.36		0.38	0.33
Net realized and unrealized gain (loss)	(0.53)		1.16		0.78		(0.59)		1.19	0.37

Total from Investment Operations	(0.31)		1.65		1.31		(0.23)		1.57	0.70

LESS DISTRIBUTIONS FROM:
Net investment income	(0.22)		(0.48)		(0.43)		(0.37)		(0.37)	(0.34)
Net realized capital gains	(0.22)		(0.54)		(0.50)		—		—	—

Total Distributions	(0.44)		(1.02)		(0.93)		(0.37)		(0.37)	(0.34)

Net asset value, end of the period	$13.05		$13.80		$13.17		$12.79		$13.39	$12.19

Total return	(2.26	)%(b)(c)	12.77	%(b)	10.38	%(b)	(1.72	)%(b)	13.05%	5.93%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$56,954		$52,938		$20,101		$11,272		$14,428	$628
Net expenses	0.70	%(d)(e)	0.70	%(e)	0.70	%(e)	0.80	%(e)(f)	0.82%	0.83%
Gross expenses	0.86	%(d)	0.88%		0.84%		0.86%		0.82%	0.83%
Net investment income	3.31	%(d)	3.53%		4.00%		2.73%		2.92%	2.71%
Portfolio turnover rate	162%		221%		341	%(g)	93	%(h)	41%	41%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Effective September 1, 2015, the expense limit decreased from 1.00% to 0.70%.
(g)

The variation in the Fund’s turnover rate from 2015 to 2016 was primarily due to a repositioning of the portfolio as well as sales of additional securities as a result of a change in investment strategy in 2015.

(h)	The variation in the Fund’s turnover rate from 2014 to 2015 was primarily due to a change in the investment strategy and management structure of the Fund.

See accompanying notes to financial statements.

|  76

Financial Highlights (continued)

For a share outstanding throughout each period.

	Loomis Sayles Strategic Alpha Fund—Class A
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017		Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014		Year Ended December 31, 2013
Net asset value, beginning of the period	$9.92		$9.86		$9.45	$9.96	$10.06		$10.20

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.17		0.32		0.30	0.26	0.29	(b)	0.37
Net realized and unrealized gain (loss)	(0.08)		(0.01)		0.31	(0.42)	(0.07)		(0.28)

Total from Investment Operations	0.09		0.31		0.61	(0.16)	0.22		0.09

LESS DISTRIBUTIONS FROM:
Net investment income	(0.14)		(0.25)		(0.20)	(0.35)	(0.32)		(0.23)

Net asset value, end of the period	$9.87		$9.92		$9.86	$9.45	$9.96		$10.06

Total return(c)	0.90	%(d)(e)	3.22	%(f)	6.57%	(1.68)%	2.24	%(b)	0.96%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$27,108		$28,020		$67,746	$116,055	$104,056		$177,339
Net expenses	1.00	%(g)	1.05	%(h)(i)	1.10%	1.10%	1.10%		1.11%
Gross expenses	1.00	%(g)	1.06%		1.10%	1.10%	1.10%		1.11%
Net investment income	3.39	%(g)	3.26%		3.14%	2.66%	2.90	%(b)	3.68%
Portfolio turnover rate	195%		178	%(j)	72%	72%	87%		115%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.28, total return would have been 2.14% and the ratio of net investment income to average net assets would have been 2.81%.

(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Periods less than one year are not annualized.
(e)

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total returns based on the adjusted net asset values per share may differ from the total returns reported in the average annual total return table.

(f)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(g)	Computed on an annualized basis for periods less than one year.
(h)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(i)	Effective July 1, 2017, the expense limit decreased from 1.30% to 1.00%.
(j)	The variation in the Fund’s turnover rate from 2016 to 2017 was primarily due to a repositioning of the portfolio.

See accompanying notes to financial statements.

77  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Loomis Sayles Strategic Alpha Fund—Class C
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017		Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014		Year Ended December 31, 2013
Net asset value, beginning of the period	$9.88		$9.82		$9.42	$9.93	$10.03		$10.16

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.13		0.25		0.23	0.19	0.21	(b)	0.30
Net realized and unrealized gain (loss)	(0.08)		0.00	(c)(d)	0.30	(0.43)	(0.06)		(0.28)

Total from Investment Operations	0.05		0.25		0.53	(0.24)	0.15		0.02

LESS DISTRIBUTIONS FROM:
Net investment income	(0.10)		(0.19)		(0.13)	(0.27)	(0.25)		(0.15)

Net asset value, end of the period	$9.83		$9.88		$9.82	$9.42	$9.93		$10.03

Total return(e)	0.51	%(f)(g)	2.53%		5.70%	(2.44)%	1.47	%(b)	0.22%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$28,326		$33,759		$45,674	$62,453	$71,215		$91,694
Net expenses	1.75	%(h)	1.81	%(i)	1.85%	1.85%	1.85%		1.86%
Gross expenses	1.75	%(h)	1.81%		1.85%	1.85%	1.85%		1.86%
Net investment income	2.66	%(h)	2.52%		2.40%	1.91%	2.13	%(b)	2.96%
Portfolio turnover rate	195%		178	%(j)	72%	72%	87%		115%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.21, total return would have been 1.37% and the ratio of net investment income to average net assets would have been 2.05%.

(c)	Amount rounds to less than $0.01 per share.
(d)

The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(e)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(f)	Periods less than one year are not annualized.
(g)

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total returns based on the adjusted net asset values per share may differ from the total returns reported in the average annual total return table.

(h)	Computed on an annualized basis for periods less than one year.
(i)	Effective July 1, 2017, the expense limit decreased from 2.05% to 1.75%.
(j)	The variation in the Fund’s turnover rate from 2016 to 2017 was primarily due to a repositioning of the portfolio.

See accompanying notes to financial statements.

|  78

Financial Highlights (continued)

For a share outstanding throughout each period.

	Loomis Sayles Strategic Alpha Fund—Class N
	Six Months Ended June 30, 2018 (Unaudited)		Period Ended December 31, 2017*
Net asset value, beginning of the period	$9.90		$9.90

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.17		0.25
Net realized and unrealized gain (loss)	(0.07)		(0.04)

Total from Investment Operations	0.10		0.21

LESS DISTRIBUTIONS FROM:
Net investment income	(0.15)		(0.21)

Net asset value, end of the period	$9.85		$9.90

Total return(b)	1.05	%(c)	2.11	%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$268,107		$59,282
Net expenses(e)	0.69%		0.70	%(f)(g)
Gross expenses(e)	0.69%		0.72%
Net investment income(e)	3.49%		3.83%
Portfolio turnover rate	195%		178	%(h)

*	From commencement of Class operations on May 1, 2017 through December 31, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total returns based on the adjusted net asset values per share may differ from the total returns reported in the average annual total return table.

(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Computed on an annualized basis for periods less than one year.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Effective July 1, 2017, the expense limit decreased from 1.00% to 0.70%.
(h)	Represents the Fund’s portfolio turnover rate for the year ended December 31, 2017.

See accompanying notes to financial statements.

79  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Loomis Sayles Strategic Alpha Fund—Class Y
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017		Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014		Year Ended December 31, 2013
Net asset value, beginning of the period	$9.90		$9.85		$9.44	$9.95	$10.05		$10.19

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.18		0.35		0.32	0.29	0.31	(b)	0.40
Net realized and unrealized gain (loss)	(0.08)		(0.01)		0.32	(0.43)	(0.06)		(0.29)

Total from Investment Operations	0.10		0.34		0.64	(0.14)	0.25		0.11

LESS DISTRIBUTIONS FROM:
Net investment income	(0.15)		(0.29)		(0.23)	(0.37)	(0.35)		(0.25)

Net asset value, end of the period	$9.85		$9.90		$9.85	$9.44	$9.95		$10.05

Total return	1.03	%(c)(d)	3.48	%(e)	6.86%	(1.43)%	2.52	%(b)	1.19%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1,016,952		$1,031,537		$1,083,527	$1,183,723	$1,188,605		$970,539
Net expenses	0.75	%(f)	0.80	%(g)(h)	0.85%	0.85%	0.85%		0.86%
Gross expenses	0.75	%(f)	0.81%		0.85%	0.85%	0.85%		0.86%
Net investment income	3.63	%(f)	3.53%		3.39%	2.91%	3.10	%(b)	3.92%
Portfolio turnover rate	195%		178	%(i)	72%	72%	87%		115%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.31, total return would have been 2.42% and the ratio of net investment income to average net assets would have been 3.03%.

(c)	Periods less than one year are not annualized.
(d)

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total returns based on the adjusted net asset values per share may differ from the total returns reported in the average annual total return table.

(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Computed on an annualized basis for periods less than one year.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Effective July 1, 2017, the expense limit decreased from 1.05% to 0.75%.
(i)	The variation in the Fund’s turnover rate from 2016 to 2017 was primarily due to a repositioning of the portfolio.

See accompanying notes to financial statements.

|  80

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis U.S. Equity Opportunities Fund—Class A
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017		Year Ended December 31, 2016		Year Ended December 31, 2015		Year Ended December 31, 2014		Year Ended December 31, 2013
Net asset value, beginning of the period	$36.90		$30.27		$27.60		$27.40		$33.07		$26.35

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.05		0.06		0.12		0.06		0.02		(0.04)
Net realized and unrealized gain (loss)	1.41		7.88		3.12		1.55		4.31		9.34

Total from Investment Operations	1.46		7.94		3.24		1.61		4.33		9.30

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.06)		(0.12)		—		—		—
Net realized capital gains	(0.79)		(1.25)		(0.45)		(1.41)		(10.00)		(2.58)

Total Distributions	(0.79)		(1.31)		(0.57)		(1.41)		(10.00)		(2.58)

Net asset value, end of the period	$37.57		$36.90		$30.27		$27.60		$27.40		$33.07

Total return(b)	4.02	%(c)	26.28%		11.86%		5.86%		12.94%		35.75	%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$632,543		$604,330		$472,436		$422,069		$400,678		$371,102
Net expenses	1.17	%(e)	1.21	%(f)	1.23	%(g)	1.25	%(h)	1.29	%(i)	1.30	%(j)
Gross expenses	1.17	%(e)	1.21%		1.23	%(g)	1.25%		1.29	%(i)	1.32%
Net investment income (loss)	0.24	%(e)	0.16%		0.42%		0.21%		0.07%		(0.12)%
Portfolio turnover rate	10%		17%		17%		20%		93	%(k)	50%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective July 1, 2017, the expense limit decreased from 1.25% to 1.20%.
(g)	Includes fee/expense recovery of less than 0.01%.
(h)	Effective July 1, 2015, the expense limit decreased from 1.30% to 1.25%.
(i)	Includes fee/expense recovery of 0.02%.
(j)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(k)	The variation in the Fund’s turnover rate from 2013 to 2014 was primarily due to the change in the structure of the Fund from four segments to two segments.

See accompanying notes to financial statements.

81  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis U.S. Equity Opportunities Fund—Class C
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017		Year Ended December 31, 2016		Year Ended December 31, 2015		Year Ended December 31, 2014		Year Ended December 31, 2013
Net asset value, beginning of the period	$25.73		$21.54		$19.86		$20.24		$26.92		$21.99

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.07)		(0.14)		(0.07)		(0.11)		(0.19)		(0.22)
Net realized and unrealized gain (loss)	0.98		5.58		2.22		1.14		3.51		7.73

Total from Investment Operations	0.91		5.44		2.15		1.03		3.32		7.51

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.00	)(b)	(0.02)		—		—		—
Net realized capital gains	(0.79)		(1.25)		(0.45)		(1.41)		(10.00)		(2.58)

Total Distributions	(0.79)		(1.25)		(0.47)		(1.41)		(10.00)		(2.58)

Net asset value, end of the period	$25.85		$25.73		$21.54		$19.86		$20.24		$26.92

Total return(c)	3.62	%(d)	25.35%		11.02%		5.06%		12.12%		34.69	%(e)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$95,357		$112,615		$72,768		$61,864		$53,925		$44,150
Net expenses	1.92	%(f)	1.96	%(g)	1.98	%(h)	2.00	%(i)	2.04	%(j)	2.05	%(k)
Gross expenses	1.92	%(f)	1.96%		1.98	%(h)	2.00%		2.04	%(j)	2.07%
Net investment loss	(0.50	)%(f)	(0.59)%		(0.33)%		(0.54)%		(0.68)%		(0.86)%
Portfolio turnover rate	10%		17%		17%		20%		93	%(l)	50%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Periods less than one year are not annualized.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2017, the expense limit decreased from 2.00% to 1.95%.
(h)	Includes fee/expense recovery of less than 0.01%.
(i)	Effective July 1, 2015, the expense limit decreased from 2.05% to 2.00%.
(j)	Includes fee/expense recovery of 0.01%.
(k)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(l)	The variation in the Fund’s turnover rate from 2013 to 2014 was primarily due to the change in the structure of the Fund from four segments to two segments.

See accompanying notes to financial statements.

|  82

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis U.S. Equity Opportunities Fund—Class N
	Six Months Ended June 30, 2018 (Unaudited)	Period Ended December 31, 2017*
Net asset value, beginning of the period	$42.63	$37.62

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.14	0.12
Net realized and unrealized gain (loss)	1.64	6.20

Total from Investment Operations	1.78	6.32

LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.16)
Net realized capital gains	(0.79)	(1.15)

Total Distributions	(0.79)	(1.31)

Net asset value, end of the period	$43.62	$42.63

Total return(b)(c)	4.23%	16.78%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1	$1
Net expenses(d)(e)	0.76%	0.78	%(f)
Gross expenses(e)	13.31%	13.41%
Net investment income(e)	0.65%	0.44%
Portfolio turnover rate	10%	17	%(g)

*	From commencement of Class operations on May 1, 2017 through December 31, 2017.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective July 1, 2017, the expense limit decreased from 0.95% to 0.90%.
(g)	Represents the Fund’s portfolio turnover rate for the year ended December 31, 2017.

See accompanying notes to financial statements.

83  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis U.S. Equity Opportunities Fund—Class Y
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017		Year Ended December 31, 2016		Year Ended December 31, 2015		Year Ended December 31, 2014		Year Ended December 31, 2013
Net asset value, beginning of the period	$42.61		$34.77		$31.61		$31.18		$36.32		$28.68

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.11		0.16		0.21		0.15		0.12		0.05
Net realized and unrealized gain (loss)	1.63		9.07		3.59		1.76		4.74		10.17

Total from Investment Operations	1.74		9.23		3.80		1.91		4.86		10.22

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.14)		(0.19)		(0.07)		—		—
Net realized capital gains	(0.79)		(1.25)		(0.45)		(1.41)		(10.00)		(2.58)

Total Distributions	(0.79)		(1.39)		(0.64)		(1.48)		(10.00)		(2.58)

Net asset value, end of the period	$43.56		$42.61		$34.77		$31.61		$31.18		$36.32

Total return	4.14	%(b)	26.60%		12.13%		6.11%		13.25%		36.06	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$340,979		$285,008		$143,231		$70,643		$37,636		$24,661
Net expenses	0.92	%(d)	0.95	%(e)	0.98	%(f)	1.00	%(g)	1.05	%(h)	1.05	%(i)
Gross expenses	0.92	%(d)	0.95%		0.98	%(f)	1.00%		1.05	%(h)	1.07%
Net investment income	0.49	%(d)	0.40%		0.63%		0.46%		0.32%		0.13%
Portfolio turnover rate	10%		17%		17%		20%		93	%(j)	50%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Computed on an annualized basis for periods less than one year.
(e)	Effective July 1, 2017, the expense limit decreased from 1.00% to 0.95%.
(f)	Includes fee/expense recovery of less than 0.01%.
(g)	Effective July 1, 2015, the expense limit decreased from 1.05% to 1.00%.
(h)	Includes fee/expense recovery of 0.01%.
(i)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(j)	The variation in the Fund’s turnover rate from 2013 to 2014 was primarily due to the change in the structure of the Fund from four segments to two segments.

See accompanying notes to financial statements.

|  84

Notes to Financial Statements

June 30, 2018 (Unaudited)

1.  Organization.  Natixis Funds Trust I and Natixis Funds Trust II (the “Trusts” and each a “Trust”) are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trusts are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Natixis Funds Trust I:

Loomis Sayles Multi-Asset Income Fund (the “Multi-Asset Income Fund”)

Natixis U.S. Equity Opportunities Fund (the “U.S. Equity Opportunities Fund”)

Natixis Funds Trust II:

Loomis Sayles Strategic Alpha Fund (the “Strategic Alpha Fund”)

Each Fund is a diversified investment company, except for the Strategic Alpha Fund, which is a non-diversified investment company.

Each Fund offers Class A, Class C, Class N and Class Y shares. Class T shares of the Funds are not currently available for purchase.

Class A shares are sold with a maximum front-end sales charge of 4.25% for Multi-Asset Income Fund and Strategic Alpha Fund and 5.75% for U.S. Equity Opportunities Fund. Class C shares do not pay a front-end sales charge, pay higher ongoing Rule 12b-1 fees than Class A shares for ten years (at which point they automatically convert to Class A shares) and may be subject to a CDSC of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Class Y shares are offered with an initial minimum investment of $100,000. Certain categories of investors are exempted from the minimum investment amounts for Class N and Class Y as outlined in the relevant Funds’ prospectus.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”), and Natixis ETF Trust. Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fee applicable to Class A and Class C) and transfer agent fees are borne collectively for Class A, Class C and Class Y, and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of

85  |

Notes to Financial Statements (continued)

June 30, 2018 (Unaudited)

the net assets of a Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation.  Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Senior loans are valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

|  86

Notes to Financial Statements (continued)

June 30, 2018 (Unaudited)

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service. Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively. Centrally cleared swap agreements are valued at settlement prices of the clearinghouse on which the contracts were traded or prices obtained from broker-dealers. Bilateral credit default swaps are valued based on mid prices (between the bid price and the ask price) supplied by an independent pricing service. Bilateral interest rate swaps are valued based on prices supplied by an independent pricing source. Domestic exchange-traded single name equity option contracts are valued at the mean of the National Best Bid and Offer quotations. Options on futures contracts are valued using the current settlement price on the exchange on which, over time, they are traded most extensively. Option contracts on domestic indices are valued at the average of the closing bid and ask quotations as of the close of trading on the Chicago Board Options Exchange (“CBOE”). Option contracts on foreign indices are priced at the most recent settlement price. Other exchange-traded options are valued at the average of the closing bid and ask quotations on the exchange on which, over time, they are traded most extensively. Over-the-counter (“OTC”) currency options and swaptions are valued at mid prices (between the bid and the ask price) supplied by an independent pricing service, if available. Other OTC option contracts (including currency options and swaptions not priced through an independent pricing service) are valued based on quotations obtained from broker-dealers.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Funds may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by a Fund.

87  |

Notes to Financial Statements (continued)

June 30, 2018 (Unaudited)

As of June 30, 2018, securities and other investments of the funds included in net assets were fair valued as follows:

Fund	Equity securities[1]	Percentage of Net Assets	Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
Multi-Asset Income Fund	$11,587,926	7.8%	$883,994	0.6%	$—	—%
Strategic Alpha Fund	$—	—%	$2,843,045	0.2%	$25,714,297	1.9%

[1]

Certain foreign equity securities were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities.

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. Periodic principal adjustments for inflation-protected securities are recorded to interest income. Negative principal adjustments (in the event of deflation) are recorded as reductions of interest income to the extent of interest income earned, not to exceed the amount of positive principal adjustments on a cumulative basis. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of the investments or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in real estate investment trusts (“REITs”) are reported to the Funds after the end of the fiscal year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Funds after the end of the fiscal year. Estimates are based on the most recent REIT distribution information available. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation.  The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales

|  88

Notes to Financial Statements (continued)

June 30, 2018 (Unaudited)

of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income, and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statements of Operations, may be characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

For the six months ended June 30, 2018, the amount of income available to be distributed has been reduced by the following amounts as a result of losses arising from changes in exchange rates:

Multi-Asset Income Fund	$49,388
Strategic Alpha Fund	$1,700,623

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Forward Foreign Currency Contracts.  The Funds may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss reflected in the Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency a Fund has acquired or hedged through currency contracts outstanding at period end. Gains

89  |

Notes to Financial Statements (continued)

June 30, 2018 (Unaudited)

or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

e.  Futures Contracts.  The Funds may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When a Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by a Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset (liability) and in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When a Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced; however, in the event that a counterparty enters into bankruptcy, a Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

f.  Option Contracts.  The Funds may enter into option contracts. When a Fund purchases an option, it pays a premium and the option is subsequently marked-to-market to reflect current value. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised are added to the cost or deducted from the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing options is limited to the premium paid.

|  90

Notes to Financial Statements (continued)

June 30, 2018 (Unaudited)

When a Fund writes an option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value. Net premiums received for written options which expire are treated as realized gains. Net premiums received for written options which are exercised are deducted from the cost or added to the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid on effecting a closing purchase transaction, including commissions, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of a written option, bears the risk of an unfavorable change in the market value of the instrument or index underlying the written option.

Exchange-traded options contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced. OTC options are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the option.

g.  Swaptions.  The Funds may enter into interest rate swaptions. An interest rate swaption gives the holder the right, but not the obligation, to enter into or cancel an interest rate swap agreement at a future date. Interest rate swaptions may be either purchased or written. The buyer of an interest rate swaption may purchase either the right to receive a fixed rate in the underlying swap (known as a “receiver swaption”) or to pay a fixed rate (known as a “payer swaption”), based on the notional amount of the swap agreement, in exchange for a floating rate. The notional amounts of swaptions are not recorded in the financial statements.

When a Fund purchases an interest rate swaption, it pays a premium and the swaption is subsequently marked-to-market to reflect current value. Premiums paid for purchasing interest rate swaptions which expire are treated as realized losses. Premiums paid for purchasing interest rate swaptions which are exercised are added to the cost or deducted from the proceeds on the underlying swap to determine the realized gain or loss. If a Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing interest rate swaptions is limited to the premium paid.

When a Fund writes an interest rate swaption, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current value. Premiums received for written interest rate swaptions which expire are treated as realized gains. Premiums received for written interest rate swaptions which are exercised are deducted from the cost or added to the proceeds on the underlying swap to determine the realized gain or loss. If a Fund enters into a closing purchase transaction, the difference between the premium received and any amount paid on effecting a closing purchase transaction, including commission, is treated as a realized

91  |

Notes to Financial Statements (continued)

June 30, 2018 (Unaudited)

gain or, if the premium received is less than the amount paid, as a realized loss. A Fund, as writer of a written interest rate swaption, bears the risk of an unfavorable change in the market value of the swap underlying the written interest rate swaption.

OTC interest rate swaptions are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the swaption.

There were no swaptions held by the Funds as of June 30, 2018.

h.  Swap Agreements.  The Funds may enter into credit default and interest rate swaps. A credit default swap is an agreement between two parties (the “protection buyer” and “protection seller”) to exchange the credit risk of an issuer (“reference obligation”) for a specified time period. The reference obligation may be one or more debt securities or an index of such securities. The Funds may be either the protection buyer or the protection seller. As a protection buyer, the Funds have the ability to hedge the downside risk of an issuer or group of issuers. As a protection seller, the Funds have the ability to gain exposure to an issuer or group of issuers whose bonds are unavailable or in short supply in the cash bond market, as well as realize additional income in the form of fees paid by the protection buyer. The protection buyer is obligated to pay the protection seller a stream of payments (“fees”) over the term of the contract, provided that no credit event, such as a default or a downgrade in credit rating, occurs on the reference obligation. The Funds may also pay or receive upfront premiums. If a credit event occurs, the protection seller must pay the protection buyer the difference between the agreed upon notional value and market value of the reference obligation. Market value in this case is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the value. The maximum potential amount of undiscounted future payments that a Fund as the protection seller could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

Implied credit spreads, represented in absolute terms, are disclosed in the Portfolio of Investments for those agreements for which the Fund is the protection seller. Implied credit spreads serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

An interest rate swap is an agreement with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect themselves from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based

|  92

Notes to Financial Statements (continued)

June 30, 2018 (Unaudited)

upon or calculated by reference to a specified interest rate(s) for a specified notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

The notional amounts of swap agreements are not recorded in the financial statements. Swap agreements are valued daily, and fluctuations in value are recorded in the Statements of Operations as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of the agreement and are recorded in the Statements of Assets and Liabilities as fees receivable or payable. When received or paid, fees are recorded in the Statements of Operations as realized gain or loss. Upfront premiums paid or received by the Funds are recorded on the Statements of Assets and Liabilities as an asset or liability, respectively, and are amortized or accreted over the term of the agreement and recorded as realized gain or loss. Payments made or received by the Funds as a result of a credit event or termination of the agreement are recorded as realized gain or loss.

Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Funds face the CCP through a broker. Upon entering into a centrally cleared swap, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Subsequent payments, known as “variation margin,” are made or received by the Funds based on the daily change in the value of the centrally cleared swap agreement. For centrally cleared swaps, the Funds’ counterparty credit risk is reduced as the CCP stands between the Funds and the counterparty. The Funds cover their net obligations under outstanding swap agreements by segregating or earmarking cash or securities.

i.  Due to/from Brokers.  Transactions and positions in certain options, swaptions, futures, forward foreign currency contracts and swap agreements are maintained and cleared by registered U.S. broker/dealers pursuant to customer agreements between the Funds and the various broker/dealers. The due from brokers balance in the Statements of Assets and Liabilities for Strategic Alpha Fund represents cash pledged as collateral for forward foreign currency contracts, options and bilateral swap agreements and as initial margin for futures contracts and centrally cleared swap agreements. The due to brokers balance in the Statements of Assets and Liabilities for Strategic Alpha Fund represents cash and securities received as collateral for forward foreign currency contracts, options, and bilateral swap agreements. In certain circumstances the Funds’ use of cash, securities and/or foreign currency held at brokers is restricted by regulation or broker mandated limits.

93  |

Notes to Financial Statements (continued)

June 30, 2018 (Unaudited)

j.  Federal and Foreign Income Taxes.  The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of June 30, 2018 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or will be filed are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

k.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as paydown gains and losses, return of capital and capital gain distributions received, swap adjustments, passive foreign investment company adjustments, wash sales, corporate actions, foreign currency gains and losses, convertible bond adjustments, contingent payment debt instruments, distributions in excess of income and/or capital gain, distribution redesignations and premium amortization. Permanent book and tax basis differences relating to shareholder

|  94

Notes to Financial Statements (continued)

June 30, 2018 (Unaudited)

distributions, net investment income and net realized gains will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, premium amortization, defaulted and/or non-income producing securities, swap adjustments, wash sales, return of capital distributions received, convertible bond adjustments, passive foreign investment company adjustments, forward foreign currency contract mark-to-market, straddle loss deferrals and futures contracts mark-to-market. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended December 31, 2017 was as follows:

	2017 Distributions Paid From:
Fund	Ordinary Income	Long-Term Capital Gains	Total
Multi-Asset Income Fund	$6,743,242	$2,818,786	$9,562,028
Strategic Alpha Fund	34,540,664	—	34,540,664
U.S. Equity Opportunities Fund	5,656,689	29,396,069	35,052,758

Differences between these amounts and those reported in the Statements of Changes in Net Assets are primarily attributable to different book and tax treatment for short-term capital gains.

As of December 31, 2017 capital loss carryforwards and late-year ordinary and post-October capital loss deferrals were as follows:

	Multi-Asset Income Fund	Strategic Alpha Fund	U.S. Equity Opportunities Fund
Capital loss carryforward:
Short-term:
No expiration date	$—	$(38,802,029)	$—
Long-term:
No expiration date	—	(13,571,266)	—

Total capital loss carryforward	$—	$(52,373,295)	$—

Late-year ordinary and post-October capital loss deferrals*	$—	$(7,073,237)	$—

95  |

Notes to Financial Statements (continued)

June 30, 2018 (Unaudited)

*

Under current tax law, capital losses, foreign currency losses, and losses on passive foreign investment companies and contingent payment debt instruments after October 31 or December 31, as applicable, may be deferred and treated as occurring on the first day of the following taxable year. Strategic Alpha Fund is deferring foreign currency losses.

As of June 30, 2018, unrealized appreciation (depreciation) on a tax basis was approximately as follows:

	Multi-Asset Income Fund	Strategic Alpha Fund	U.S. Equity Opportunities Fund
Unrealized appreciation (depreciation)
Investments	$(2,443,327)	$(18,172,225)	$265,570,088
Foreign currency translations	(186,851)	(25,371,613)	—

Total unrealized appreciation (depreciation)	$(2,630,178)	$(43,543,838)	$265,570,088

As of June 30, 2018, the tax cost of investments (including derivatives, if applicable) and unrealized appreciation (depreciation) on a federal tax basis were as follows:

	Multi-Asset Income Fund	Strategic Alpha Fund	U.S. Equity Opportunities Fund
Federal tax cost	$156,303,867	$1,372,188,266	$806,909,386

Gross tax appreciation	$2,109,762	$31,016,188	$298,419,176
Gross tax depreciation	(4,723,369)	(76,761,178)	(32,849,088)

Net tax appreciation (depreciation)	$(2,613,607)	$(45,744,990)	$265,570,088

Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.

The differences between these amounts and those reported in the preceding table are primarily attributable to foreign currency mark-to-market.

l.  Loan Participations.  Strategic Alpha Fund may invest in loans to corporate, governmental or other borrowers. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans. A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, (i) a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower and (ii) a Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, a Fund may be subject to credit risk both of the party from whom

|  96

Notes to Financial Statements (continued)

June 30, 2018 (Unaudited)

it purchased the loan participation and the borrower and the Fund may have minimal control over the terms of any loan modification. When a Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan. Loan agreements and participations outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

m.  Repurchase Agreements.  Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of June 30, 2018, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

n.  When-Issued and Delayed Delivery Transactions.  The Funds may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Funds at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Funds take delivery of the security. No interest accrues to the Funds until the transaction settles.

Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. Certain transactions require the Funds or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party. The Funds cover their net obligations under outstanding delayed delivery commitments by segregating or earmarking cash or securities at the custodian.

Purchases of when-issued or delayed delivery securities may have a similar effect on the Funds’ NAV as if the Funds’ had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of

97  |

Notes to Financial Statements (continued)

June 30, 2018 (Unaudited)

counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

There were no when-issued or delayed delivery securities held by the Funds as of June 30, 2018.

o.  Stripped Securities.  Each Fund may invest in stripped securities, which are usually structured with two or more classes that receive different proportions of the interest and principal distribution on a pool of U.S. or foreign government securities or mortgage assets. In some cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). Stripped securities commonly have greater market volatility than other types of fixed-income securities. In the case of stripped mortgage securities, if the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to recoup fully its investments in IOs.

p.  Securities Lending.  The Funds have entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Funds may bear the risk of loss with respect to the investment of the collateral. The Funds invest cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Funds and State Street Bank as lending agent.

For the six months ended June 30, 2018, the Funds did not loan securities under this agreement.

q.  Unfunded Loan Commitments.  The Funds may enter into unfunded loan commitments, which are contractual obligations for future funding at the option of the borrower. Unfunded loan commitments represent a future obligation, in full, and are recorded as a liability on the Statement of Assets and Liabilities at par value.

|  98

Notes to Financial Statements (continued)

June 30, 2018 (Unaudited)

As of June 30, 2018, the Strategic Alpha Fund had unfunded loan commitments, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

Borrower	Type	Principal Amount	Value
GFL Environmental, Inc.	2018 Delayed Draw Term Loan	$137,511	$136,479

r.  Indemnifications.  Under the Trusts’ organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in

99  |

Notes to Financial Statements (continued)

June 30, 2018 (Unaudited)

good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2018, at value:

Multi-Asset Income Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Air Freight & Logistics	$—	$251,041	$—	$251,041
Airlines	1,629,024	829,941	—	2,458,965
Banks	8,384,605	1,445,316	—	9,829,921
Beverages	—	610,204	—	610,204
Capital Markets	4,418,089	207,425	—	4,625,514
Chemicals	1,120,174	293,227	—	1,413,401
Construction & Engineering	7,257	912,251	—	919,508
Distributors	—	287,438	—	287,438
Electric Utilities	627,311	493,678	—	1,120,989
Electronic Equipment, Instruments & Components	—	176,125	—	176,125
Food & Staples Retailing	214,734	165,739	—	380,473
Food Products	539,657	341,980	—	881,637
Hotels, Restaurants & Leisure	1,254,251	590,025	—	1,844,276
Household Durables	—	574,636	—	574,636
Independent Power & Renewable Electricity Producers	554,088	292,634	—	846,722
Industrial Conglomerates	—	281,295	—	281,295
Insurance	420,809	287,432	—	708,241
Leisure Products	—	41,077	—	41,077
Metals & Mining	—	458,299	—	458,299
Oil, Gas & Consumable Fuels	4,490,518	300,322	—	4,790,840
Paper & Forest Products	801,184	520,697	—	1,321,881
Personal Products	—	307,618	—	307,618

|  100

Notes to Financial Statements (continued)

June 30, 2018 (Unaudited)

Multi-Asset Income Fund (continued)

Asset Valuation Inputs (continued)

Description	Level 1	Level 2	Level 3	Total
Real Estate Management & Development	$—	$235,125	$—	$235,125
REITs - Apartments	—	34,006	—	34,006
REITs - Diversified	133,879	19,277	—	153,156
REITs - Hotels	171,447	12,736	—	184,183
REITs - Office Property	—	107,359	—	107,359
REITs - Shopping Centers	9,948	73,895	—	83,843
Semiconductors & Semiconductor Equipment	3,655,686	319,773	—	3,975,459
Tobacco	382,537	321,468	—	704,005
Trading Companies & Distributors	221,739	698,015	—	919,754
Transportation Infrastructure	—	97,872	—	97,872
All Other Common Stocks(a)	20,340,213	—	—	20,340,213

Total Common Stocks	49,377,150	11,587,926	—	60,965,076

Bonds and Notes(a)	—	58,297,595	—	58,297,595
Senior Loans(a)	—	10,636,942	—	10,636,942
Exchange-Traded Funds and Notes	9,830,116	—	—	9,830,116

Preferred Stocks
Non-Convertible Preferred Stocks(a)	2,082,754	—	—	2,082,754
Convertible Preferred Stock(a)	—	584,271	—	584,271

Total Preferred Stocks	2,082,754	584,271	—	2,667,025

Short-Term Investments	—	11,293,506	—	11,293,506

Total	$61,290,020	$92,400,240	$—	$153,690,260

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Common stocks valued at $1,206,431 were transferred from Level 1 to Level 2 during the period ended June 30, 2018. At December 31, 2017, these securities were valued at the market price in the foreign market in accordance with the Fund’s valuation policies. At June 30, 2018 these securities were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of the securities.

A common stock valued at $695,256 was transferred from Level 2 to Level 1 during the period ended June 30, 2018. At December 31, 2017, this security was fair valued pursuant to procedures approved by the Board of Trustees as events occurring after

101  |

Notes to Financial Statements (continued)

June 30, 2018 (Unaudited)

the close of the foreign market were believed to materially affect the value of the security. At June 30, 2018, this security was valued at the market price in the foreign market in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

Strategic Alpha Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Non-Convertible Bonds
ABS Car Loan	$—	$69,432,441	$3,400,000	(b)	$72,832,441
ABS Home Equity	—	142,305,366	2,800,031	(c)	145,105,397
ABS Other	—	54,353,631	4,757,932	(d)(e)	59,111,563
ABS Student Loan	—	3,820,199	4,817,554	(f)	8,637,753
Independent Energy	—	20,659,462	—	(e)	20,659,462
All Other Non-Convertible Bonds(a)	—	520,612,178	—		520,612,178

Total Non-Convertible Bonds	—	811,183,277	15,775,517		826,958,794

Convertible Bonds(a)	—	34,779,986	—		34,779,986
Senior Loans(a)	—	175,049,951	—		175,049,951
Loan Participations(a)	—	—	12,958,786	(g)	12,958,786
Preferred Stocks(a)	—	8,624,412	—		8,624,412
Common Stocks(a)	56,657,018	—	—		56,657,018
Exchange-Traded Funds	8,663,919	—	—		8,663,919
Other Investments(a)	—	—	8,912,768	(h)	8,912,768
Short-Term Investments	—	192,560,756	—		192,560,756
Purchased Options	675,672	295,587	—		971,259

Total Investments	65,996,609	1,222,493,969	37,647,071		1,326,137,649

|  102

Notes to Financial Statements (continued)

June 30, 2018 (Unaudited)

Strategic Alpha Fund (continued)

Asset Valuation Inputs (continued)

Description	Level 1	Level 2	Level 3	Total
Bilateral Credit Default Swap Agreements (unrealized appreciation)	$—	$443,305	$—	$443,305
Centrally Cleared Interest Rate Swap Agreements (unrealized appreciation)	—	7,573,577	—	7,573,577
Forward Foreign Currency Contracts (unrealized appreciation)	—	1,724,831	—	1,724,831
Futures Contracts (unrealized appreciation)	729,341	—	—	729,341

Total	$66,725,950	$1,232,235,682	$37,647,071	$1,336,608,703

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Written Options	$(152,440)	$—	$—	$(152,440)
Bilateral Credit Default Swap Agreements (unrealized depreciation)	—	(75,460)	—	(75,460)
Centrally Cleared Interest Rate Swap Agreements (unrealized depreciation)	—	(9,187,861)	—	(9,187,861)
Forward Foreign Currency Contracts (unrealized depreciation)	—	(1,446,653)	—	(1,446,653)
Futures Contracts (unrealized depreciation)	(1,696)	—	—	(1,696)

Total	$(154,136)	$(10,709,974)	$—	$(10,864,110)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(b)	Valued using broker-dealer bid prices.
(c)	Fair valued by the Fund’s adviser using broker-dealer bid prices for which the inputs are unobservable to the Fund ($2,800,000) or fair valued by the Fund’s adviser ($31).
(d)

Valued using broker-dealer bid prices ($2,814,326) or fair valued by the Fund’s adviser using broker-dealer bid prices for which the inputs are unobservable to the Fund ($1,604,828) or fair valued by the Fund’s adviser ($338,778).

(e)	Includes securities fair valued at zero using level 3 inputs.

103  |

Notes to Financial Statements (continued)

June 30, 2018 (Unaudited)

(f)	Fair valued by the Fund’s adviser using broker-dealer bid prices for which the inputs are unobservable to the Fund.
(g)	Fair valued by the Fund’s adviser using broker-dealer bid prices for which the inputs are unobservable to the Fund ($7,240,338) or valued using broker-dealer bid prices ($5,718,448).
(h)	Fair valued by the Fund’s adviser using broker dealer bid prices for which inputs are unobservable to the Fund ($8,912,709) or fair valued by the Fund’s adviser ($59).

U.S. Equity Opportunities Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,046,269,488	$—	$—	$1,046,269,488
Short-Term Investments	—	26,209,986	—	26,209,986

Total	$1,046,269,488	$26,209,986	$—	$1,072,479,474

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the year ended June 30, 2018, there were no transfers among Levels 1, 2 and 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2017 and/or June 30, 2018:

Strategic Alpha Fund

Asset Valuation Inputs

Investments in Securities	Balance as of December 31, 2017	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases
Bonds and Notes
Non-Convertible Bonds
ABS Car Loan	$—	$—	$—	$—	$3,400,000
ABS Home Equity	1,615,466	—	4,045	12	2,800,000
ABS Other	2,992,445	—	—	153,650	2,908,470
ABS Student Loan	4,900,039	—	541	(26)	350,000
Independent Energy	—	180,114	—	(180,114)	—
Non-Agency Commercial Mortgage-Backed Securities	542,412	—	—	—	—
Loan Participations	13,637,785	214	528	79,577	—
Other Investments
Aircraft ABS	14,411,624	—	—	(5,498,856)	—

Total	$38,099,771	$180,328	$5,114	$(5,445,757)	$9,458,470

|  104

Notes to Financial Statements (continued)

June 30, 2018 (Unaudited)

Strategic Alpha Fund (continued)

Asset Valuation Inputs (continued)

Investments in Securities	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2018		Change in Unrealized Appreciation (Depreciation) from Investments Held at Still June 30, 2018
Bonds and Notes
Non-Convertible Bonds
ABS Car Loan	$—	$—	$—	$3,400,000		$—
ABS Home Equity	(4,497)	—	(1,614,995)	2,800,031		—
ABS Other	—	—	(1,296,633)	4,757,932		153,650
ABS Student Loan	(433,000)	—	—	4,817,554		342
Independent Energy	—	—	—	—	(a)	(180,114)
Non-Agency Commercial Mortgage-Backed Securities	—	—	(542,412)	—		—
Loan Participations	(759,318)	—	—	12,958,786		78,310
Other Investments
Aircraft ABS	—	—	—	8,912,768		(5,498,856)

Total	$(1,196,815)	$—	$(3,454,040)	$37,647,071		$(5,446,668)

(a)	Fair valued at zero.

Debt securities valued at $3,454,040 were transferred from Level 3 to Level 2 during the period ended June 30, 2018. At December 31, 2017, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the securities. At June 30, 2018, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

4.  Derivatives.  Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying

105  |

Notes to Financial Statements (continued)

June 30, 2018 (Unaudited)

asset, reference rate or index. Derivative instruments that the Funds used during the period include forward foreign currency contracts, futures contracts, option contracts, swaptions and swap agreements.

Multi-Asset Income Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency exchange contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. During the six months ended June 30, 2018, the Fund engaged in forward foreign currency for hedging purposes.

Multi-Asset Income Fund is subject to the risk of unpredictable declines in the value of individual equity securities and periods of below average performance in individual securities or in the equity market as a whole. The Fund may use purchased put options and written call options to hedge against a decline in value of an equity security that it owns and may use written put options to offset the cost of options used for hedging purposes. The Fund may also use purchased call options, written call options and written put options for investment purposes. During the six months ended June 30, 2018, the Fund engaged in written put and call options for both hedging and investment purposes.

Strategic Alpha Fund seeks to achieve positive total returns over a full market cycle. The Fund pursues its objective by utilizing a flexible investment approach that allocates investments across a global range of investment opportunities related to credit, currencies and interest rates, while employing risk management techniques to mitigate downside risk. At times, the Fund expects to gain its investment exposure substantially through the use of derivatives, including forward foreign currency contracts, futures and option contracts, interest rate swaptions and swap agreements. During the six months ended June 30, 2018, the Fund used futures, forward foreign currency contracts, option contracts, swaptions, interest rate swap agreements and credit default swap agreements (as a protection seller) to gain investment exposures in accordance with its objective.

Strategic Alpha Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts, interest rate swap agreements and interest rate swaptions to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. During the six months ended June 30, 2018, the Fund engaged in swaptions for hedging purposes.

Strategic Alpha Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency exchange

|  106

Notes to Financial Statements (continued)

June 30, 2018 (Unaudited)

contracts and option contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. During the six months ended June 30, 2018, the Fund engaged in forward foreign currency and option contracts for hedging purposes.

Strategic Alpha Fund is subject to the risk that companies in which the Fund invests will fail financially or otherwise be unwilling or unable to meet their obligations to the Fund. The Fund may use credit default swaps, as a protection buyer, to hedge its credit exposure to issuers of bonds it holds without having to sell the bonds. During the six months ended June 30, 2018, the Fund engaged in credit default swap transactions (as a protection buyer) to hedge its credit exposure.

Strategic Alpha Fund is subject to the risk of unpredictable declines in the value of individual equity securities and periods of below-average performance in individual securities or in the equity market as a whole. The Fund may use futures contracts, purchased put options and written call options to hedge against a decline in value of an equity security that it owns. The Fund may also write put options to offset the cost of options used for hedging purposes. During the six months ended June 30, 2018, the Fund engaged in futures and option contracts for hedging purposes.

Transactions in derivative instruments for Multi-Asset Income Fund during the six months ended June 30, 2018, as reflected within the Statements of Operations were as follows:

Net Realized Gain (Loss) on:	Options written	Forward foreign currency contracts
Forward foreign exchange contracts	$—	$134,650
Equity contracts	25,690	—

Total	$25,690	$134,650

107  |

Notes to Financial Statements (continued)

June 30, 2018 (Unaudited)

The following is a summary of derivative instruments for Strategic Alpha Fund as of June 30, 2018, as reflected within the Statements of Assets and Liabilities:

Assets	Investments at value[1]	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts[2]	Swap agreements at value[3]	Total
Over-the-counter asset derivatives
Credit contracts	$—	$—	$—	$786,731	$786,731
Foreign exchange contracts	295,587	1,724,831	—	—	2,020,418

Total over-the-counter asset derivatives	$295,587	$1,724,831	$—	$786,731	$2,807,149

Exchange-traded/cleared asset derivatives
Equity contracts	$675,672	$—	$729,341	$—	$1,405,013
Interest rate contracts	—	—	—	7,576,996	7,576,996

Total exchange-traded/cleared asset derivatives	$675,672	$—	$729,341	$7,576,996	$8,982,009

Total asset derivatives	$971,259	$1,724,831	$729,341	$8,363,727	$11,789,158

Liabilities	Options written at value	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts[2]	Swap agreements at value[3]	Total
Over-the-counter liability derivatives
Credit contracts	$—	$—	$—	$(67,939)	$(67,939)
Foreign exchange contracts	—	(1,446,653)	—	—	(1,446,653)

Total over-the-counter liability derivatives	$—	$(1,446,653)	$—	$(67,939)	$(1,514,592)

Exchange-traded/cleared liability derivatives
Interest rate contracts	$—	$—	$(1,696)	$(9,192,728)	$(9,194,424)
Equity contracts	(152,440)	—	—	—	(152,440)

Total exchange-traded/cleared liability derivatives	$(152,440)	$—	$(1,696)	$(9,192,728)	$(9,346,864)

Total liability derivatives	$(152,440)	$(1,446,653)	$(1,696)	$(9,260,667)	$(10,861,456)

|  108

Notes to Financial Statements (continued)

June 30, 2018 (Unaudited)

[1]	Represents purchased options, at value.
[2]

Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

[3]

Represents swap agreements, at value. Market value of swap agreements is reported in the Portfolio of Investments along with the unamortized upfront premium paid (received), if any, and unrealized appreciation (depreciation) on each individual contract. Unrealized appreciation (depreciation) and upfront premiums paid (received) are reported within the Statements of Assets and Liabilities.

Transactions in derivative instruments for Strategic Alpha Fund during the six months ended June 30, 2018, as reflected in the Statements of Operations were as follows:

Net Realized Gain (Loss) on:	Investments[4]	Futures contracts	Options/ swaptions written	Swap agreements	Forward foreign currency contracts
Interest rate contracts	$(910,701)	$2,009,046	$241,453	$(202,373)	$—
Foreign exchange contracts	35,215	—	—	—	5,726,493
Credit contracts	—	—	—	(218,810)	—
Equity contracts	2,070,852	(1,016,927)	(2,154,597)	—	—

Total	$1,195,366	$992,119	$(1,913,144)	$(421,183)	$5,726,493

Net Change in Unrealized Appreciation (Depreciation) on:	Investments[4]	Futures contracts	Options written	Swap agreements	Forward foreign currency contracts
Interest rate contracts	$—	$257,000	$—	$64,403	$—
Foreign exchange contracts	590,780	—	—	—	2,625,011
Credit contracts	—	—	—	1,216,688	—
Equity contracts	20,193	872,188	(152,788)	—	—

Total	$610,973	$1,129,188	$(152,788)	$1,281,091	$2,625,011

[4]	Represents realized gain and change in unrealized appreciation (depreciation), respectively, for purchased options/swaptions during the period.

As the Fund values its derivatives at fair value and recognizes changes in fair value through the Statement of Operations, it does not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.

The volume of forward foreign currency contract activity, as a percentage of net assets, for Multi-Asset Income Fund based on gross month-end or daily (as applicable)

109  |

Notes to Financial Statements (continued)

June 30, 2018 (Unaudited)

notional amounts outstanding during the period, including long and short positions at absolute value, was as follows for the six months ended June 30, 2018:

Multi-Asset Income Fund	Forwards
Average Notional Amount Outstanding	1.71%
Highest Notional Amount Outstanding	9.49%
Lowest Notional Amount Outstanding	0.00%
Notional Amount Outstanding as of June 30, 2018	0.00%

The volume of option contract activity, as a percentage of net assets, for Multi-Asset Income Fund, based on month-end or daily (as applicable) market values of instruments underlying purchased and written options, at absolute value, was as follows for the six months ended June 30, 2018:

Multi-Asset Income Fund	Call Options Written*	Put Options Written*
Average Market Value of Underlying Instruments	0.40%	0.09%
Highest Market Value of Underlying Instruments	1.02%	0.31%
Lowest Market Value of Underlying Instruments	0.00%	0.00%
Market Value of Underlying Instruments as of June 30, 2018	0.00%	0.00%

*	Market value of underlying instruments is determined as follows: for securities by multiplying option shares by the price of the option’s underlying security.

The volume of forward foreign currency contract, futures contract and swap agreement activity, as a percentage of net assets for Strategic Alpha Fund, based on gross month-end notional amounts outstanding during the period, including long and short positions at absolute value, was as follows for the six months ended June 30, 2018:

Strategic Alpha Fund	Forwards	Futures	Credit Default Swaps	Interest Rate Swaps
Average Notional Amount Outstanding	27.96%	11.55%	4.39%	101.82%
Highest Notional Amount Outstanding	36.66%	16.23%	5.10%	120.94%
Lowest Notional Amount Outstanding	11.26%	5.87%	2.92%	101.53%
Notional Amount Outstanding as of June 30, 2018	11.26%	5.87%	2.92%	112.80%

Unrealized gain and/or loss on open forwards, futures and swaps is recorded in the Statements of Assets and Liabilities. The aggregate notional values of forward, futures and swap contracts are not recorded in the Statements of Assets and Liabilities, and therefore are not included in the Fund’s net assets.

|  110

Notes to Financial Statements (continued)

June 30, 2018 (Unaudited)

The volume of option contract activity, as a percentage of net assets for Strategic Alpha Fund, based on the month-end market values of instruments underlying purchased and written options, at absolute value, was as follows for the six months ended June 30, 2018:

Strategic Alpha Fund	Call Options Purchased*	Put Options Purchased*	Call Options Written*	Put Options Written*
Average Market Value of Underlying Instruments	1.71%	3.28%	1.04%	0.52%
Highest Market Value of Underlying Instruments	2.28%	6.09%	1.44%	2.25%
Lowest Market Value of Underlying Instruments	0.90%	0.29%	0.12%	0.00%
Market Value of Underlying Instruments as of June 30, 2018	2.17%	0.39%	1.41%	0.00%

*

Market value of underlying instruments is determined as follows: for securities by multiplying option shares by the price of the option’s underlying security, for currencies by multiplying par value by the strike price and dividing by the foreign currency exchange rate, for foreign indices by multiplying the number of contracts by the contract multiplier by the price of the underlying index and dividing by the foreign currency exchange rate and for futures by multiplying the number of contracts by the contract multiplier by the price of the underlying futures contract.

The volume of interest rate swaption activity, as a percentage of net assets for Strategic Alpha Fund, based on average premiums paid or received during the period, including long and short positions at absolute value, was as follows for the six months ended June 30, 2018:

Strategic Alpha Fund	Interest Rate Call Swaptions Purchased	Interest Rate Call Swaptions Written
Average Premium Paid/Received	0.04%	0.01%
Highest Premium Paid/Received	0.07%	0.02%
Lowest Premium Paid/Received	0.00%	0.00%
Premium Paid/Received as of June 30, 2018	0.00%	0.00%

Over-the-counter derivatives, including forward foreign currency contracts, options and swap agreements are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Funds and their counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by a Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Funds and the counterparty, in the event of a default or other termination event, to

111  |

Notes to Financial Statements (continued)

June 30, 2018 (Unaudited)

offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Funds or the counterparty. The Funds’ ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of a Fund declines beyond a certain threshold. For financial reporting purposes, the Funds do not offset derivative assets and liabilities, and any related collateral received or pledged, on the Statements of Assets and Liabilities.

As of June 30, 2018, gross amounts of over-the-counter derivative assets and liabilities not offset in the Statements of Assets and Liabilities and the related net amounts after taking into account master netting arrangements, by counterparty, are as follows:

Strategic Alpha Fund

Counterparty	Gross Amounts of Assets	Offset Amount	Net Asset Balance	Collateral (Received)/ Pledged	Net Amount
Bank of America, N.A.	$162,470	$(162,470)	$—	$—	$—
BNP Paribas S.A.	56,286	(33,463)	22,823	—	22,823
Citibank N.A.	4,280	(4,280)	—	—	—
Credit Suisse International	10,309	(3,835)	6,474	(6,474)	—
Deutsche Bank AG	470,039	(211,681)	258,358	(258,358)	—
Goldman Sachs & Co.	10,420	(10,420)	—	—	—
HSBC Bank USA	32,055	(32,055)	—	—	—
JPMorgan Chase Bank N.A.	49,792	(14,440)	35,352	—	35,352
Morgan Stanley Capital Services, Inc.	2,003,084	(527,021)	1,476,063	(1,476,063)	—
UBS AG	8,414	(8,414)	—	—	—

	$2,807,149	$(1,008,079)	$1,799,070	$(1,740,895)	$58,175

|  112

Notes to Financial Statements (continued)

June 30, 2018 (Unaudited)

Strategic Alpha Fund (continued)

Counterparty	Gross Amounts of Liabilities	Offset Amount	Net Liability Balance	Collateral (Received)/ Pledged	Net Amount
Bank of America, N.A.	$(262,054)	$162,470	$(99,584)	$—	$(99,584)
BNP Paribas S.A.	(33,463)	33,463	—	—	—
Citibank N.A.	(29,872)	4,280	(25,592)	—	(25,592)
Credit Suisse International	(3,835)	3,835	—	—	—
Deutsche Bank AG	(211,681)	211,681	—	—	—
Goldman Sachs & Co.	(10,696)	10,420	(276)	—	(276)
HSBC Bank USA	(394,781)	32,055	(362,726)	330,000	(32,726)
JPMorgan Chase Bank N.A.	(14,440)	14,440	—	—	—
Morgan Stanley Capital Services, Inc.	(527,021)	527,021	—	—	—
UBS AG	(26,749)	8,414	(18,335)	—	(18,335)

	$(1,514,592)	$1,008,079	$(506,513)	$330,000	$(176,513)

The actual collateral received or pledged, if any, may exceed the amounts shown in the table due to overcollateralization. Timing differences may exist between when contracts under the ISDA agreements are marked-to-market and when collateral moves. The ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank.

Counterparty risk is managed based on policies and procedures established by each Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. A Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes

113  |

Notes to Financial Statements (continued)

June 30, 2018 (Unaudited)

insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. Based on balances reflected on each Fund’s Statement of Assets and Liabilities, the following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of June 30, 2018:

Fund	Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
Strategic Alpha Fund	$25,381,842	$22,302,868

Net loss amount reflects cash and securities received as collateral of $4,640,184, which is recorded on the Statements of Assets and Liabilities.

5.  Purchases and Sales of Securities.  For the six months ended June 30, 2018, purchases and sales of securities (excluding short-term investments and option/swaption contracts and including paydowns) were as follows:

	U.S. Government/Agency Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Multi-Asset Income Fund	$7,628,479	$7,621,813	$238,329,548	$229,976,791
Strategic Alpha Fund	1,703,638,280	1,703,606,221	497,607,051	421,345,845
U.S. Equity Opportunities Fund	—	—	134,239,028	102,561,435

6. Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  Natixis Advisors, L.P. (“Natixis Advisors”) serves as investment adviser to each Fund, except Strategic Alpha Fund. Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:

	Percentage of Average Daily Net Assets
Fund	First $1 billion	Over $1 billion
Multi-Asset Income Fund	0.55%	0.50%
U.S. Equity Opportunities Fund	0.75%	0.75%

|  114

Notes to Financial Statements (continued)

June 30, 2018 (Unaudited)

Natixis Advisors has entered into subadvisory agreements for each Fund as listed below.

Multi-Asset Income Fund	Loomis, Sayles & Company, L.P. (“Loomis Sayles”)
U.S. Equity Opportunities Fund	Harris Associates L.P. (“Harris”)
Loomis Sayles

Under the terms of the subadvisory agreements, each Fund has agreed to pay its respective subadviser(s) a subadvisory fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s/Segment’s average daily net assets:

		Percentage of Average Daily Net Assets
Fund	Subadviser	First $1 billion	Over $1 billion
Multi-Asset Income Fund	Loomis Sayles	0.325%	0.30%
U.S. Equity Opportunities Fund
Large Cap Growth Segment	Harris	0.52%	0.52%
All Cap Growth Segment	Loomis Sayles	0.35%	0.35%

Payments to Natixis Advisors are reduced by the amounts of payments to the subadvisers, as calculated based on the table above.

Certain officers and directors of Natixis Advisors and its affiliates are also officers or Trustees of the Funds. Natixis Advisors, Loomis Sayles and Harris are subsidiaries of Natixis Investment Managers, L.P. (“Natixis”), which is part of Natixis Investment Managers, an international asset management group based in Paris, France.

Loomis Sayles is the investment adviser to Strategic Alpha Fund. Loomis Sayles’ general partner is indirectly owned by Natixis. Under the terms of the management agreement, the Fund pays a management fee at the annual rate of 0.60% of the first $1.25 billion and 0.55% in excess of $1.25 billion of the Fund’s average daily net assets, calculated daily and payable monthly.

Natixis Advisors and Loomis Sayles have given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. These undertakings are in effect until April 30, 2019, may be terminated before then only with the consent of the Funds’ Board of Trustees, and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.

115  |

Notes to Financial Statements (continued)

June 30, 2018 (Unaudited)

For the six months ended June 30, 2018, the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y
Multi-Asset Income Fund	0.95%	1.70%	0.65%	0.70%
Strategic Alpha Fund	1.00%	1.75%	0.70%	0.75%
U.S. Equity Opportunities Fund	1.20%	1.95%	0.90%	0.95%

Natixis Advisors and Loomis Sayles shall be permitted to recover expenses they have borne under the expense limitation agreements (whether through waiver of its management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the six months ended June 30, 2018, the management fees and waivers of management fees for each Fund were as follows:

Fund	Gross Management Fees	Contractual Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
				Gross	Net
Multi-Asset Income Fund	$416,796	$120,388	$296,408	0.55%	0.39%
Strategic Alpha Fund	3,682,952	248	3,682,704	0.60%	0.60%
U.S. Equity Opportunities Fund	3,905,829	—	3,905,829	0.75%	0.75%

[1]	Management fee waiver is subject to possible recovery until December 31, 2019, though actual recovery is unlikely.

No expenses were recovered for any of the Funds during the six months ended June 30, 2018 under the terms of the expense limitation agreements.

b.  Service and Distribution Fees.  Natixis Distribution, L.P. (“Natixis Distribution”), which is a wholly-owned subsidiary of Natixis US, has entered into a distribution agreement with the Trusts. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trusts.

Pursuant to Rule 12b-1 under the 1940 Act, the Trusts have adopted a Service Plan relating to each Fund’s Class A shares (the “Class A Plans”) and a Distribution and Service Plan relating to each Fund’s Class C shares (the “Class C Plans”).

Under the Class A Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the

|  116

Notes to Financial Statements (continued)

June 30, 2018 (Unaudited)

Fund’s Class A shares, as reimbursement for expenses incurred by Natixis Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class C Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.

Also under the Class C Plans, each Fund pays Natixis Distribution a monthly distribution fee at the annual rate of 0.75% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Class C shares.

For the six months ended June 30, 2018, the service and distribution fees for each Fund were as follows:

	Service Fees		Distribution Fees
Fund	Class A	Class C	Class C
Multi-Asset Income Fund	$72,303	$45,535	$136,604
Strategic Alpha Fund	33,781	39,340	118,021
U.S. Equity Opportunities Fund	764,647	143,768	431,305

c.  Administrative Fees.  Natixis Advisors provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trust and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0350% of the next $30 billion and 0.0325% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust of $10 million, which is reevaluated on an annual basis.

For the six months ended June 30, 2018, the administrative fees for each Fund were as follows:

Fund	Administrative Fees
Multi-Asset Income Fund	$33,629
Strategic Alpha Fund	272,788
U.S. Equity Opportunities Fund	231,103

Effective July 1, 2018, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net

117  |

Notes to Financial Statements (continued)

June 30, 2018 (Unaudited)

assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust of $10 million, which is reevaluated on an annual basis.

d.  Sub-Transfer Agent Fees.  Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.

For the six months ended June 30, 2018, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:

Fund	Sub-Transfer Agent Fees
Multi-Asset Income Fund	$42,801
Strategic Alpha Fund	306,392
U.S. Equity Opportunities Fund	232,025

As of June 30, 2018, the Funds owe Natixis Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):

Fund	Reimbursements of Sub-Transfer Agent Fees
Multi-Asset Income Fund	$1,038
Strategic Alpha Fund	7,113
U.S. Equity Opportunities Fund	5,300

Sub-transfer agent fees attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

|  118

Notes to Financial Statements (continued)

June 30, 2018 (Unaudited)

e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by Natixis Distribution during the six months ended June 30, 2018 were as follows:

Fund	Commissions
Multi-Asset Income Fund	$3,178
Strategic Alpha Fund	1,047
U.S. Equity Opportunities Fund	29,567

f.  Trustees Fees and Expenses.  The Trusts do not pay any compensation directly to its officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $340,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $170,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee and the chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $20,000. The chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $12,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

g.  Reimbursement of Transfer Agent Fees and Expenses.  Natixis Advisors has given a binding contractual undertaking to the Funds to reimburse any and all transfer agency

119  |

Notes to Financial Statements (continued)

June 30, 2018 (Unaudited)

expenses for the Funds’ Class N shares. This undertaking is in effect through April 30, 2019 and is not subject to recovery under the expense limitation agreement described above.

Reimbursement of Transfer Agent Fees and Expenses
Fund	Class N
Multi-Asset Income Fund	$98
Strategic Alpha Fund	125
U.S. Equity Opportunities Fund	76

h.  Affiliated Ownership.  As of June 30, 2018, the Loomis Sayles Employees’ Profit Sharing Retirement Plan held shares of Multi-Asset Income Fund and Strategic Alpha Fund representing 0.64% and 0.16% respectively, of the Funds’ net assets. Natixis US and affiliates held shares of U.S. Equity Opportunities Fund representing less than 0.01% of the Fund’s net assets.

i.  Payment by Affiliates.  For the six months ended June 30, 2018, Loomis Sayles reimbursed Strategic Alpha Fund $99,621 for losses incurred in connection with a trading error.

7.  Class-Specific Transfer Agent Fees and Expenses.  Transfer agent fees and expenses attributable to Class A, Class C, and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

For the six months ended June 30, 2018, the Funds incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable):

	Transfer Agent Fees and Expenses
Fund	Class A	Class C	Class N	Class Y
Multi-Asset Income Fund	$19,804	$12,444	$98	$19,641
Strategic Alpha Fund	8,686	10,045	125	300,791
U.S. Equity Opportunities	226,880	42,825	76	117,158

8.  Line of Credit.  Effective April 12, 2018, each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, entered into a $400,000,000 committed unsecured line of credit provided by State Street Bank and Trust. Any one Fund may borrow up to $350,000,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $400,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the

|  120

Notes to Financial Statements (continued)

June 30, 2018 (Unaudited)

terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid an arrangement fee, an upfront fee, and other fees in connection with the new line of credit agreement, which are being amortized over a period of 364 days and are reflected as miscellaneous expenses on the Statements of Operations. The unamortized balance is reflected as prepaid expenses on the Statements of Assets and Liabilities.

Prior to April 12, 2018, each Fund, together with certain other funds of Natixis Funds Trusts and Loomis Sayles Funds Trusts, entered into a 364-day, $400,000,000 syndicated, committed, unsecured line of credit with Citibank, N.A. to be used for temporary or emergency purposes only. Any one Fund was able borrow up to the full $400,000,000 under the line of credit (as long as all borrowings by all Funds in the aggregate did not exceed the $400,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest was charged to the Funds at a rate equal to the greater of the eurodollar or the federal funds rate plus 1.00%. In addition, a commitment fee of 0.15% per annum, payable on the last business day of each month, was accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.

For the six months ended June 30, 2018, none of the Funds had borrowings under these agreements.

9.  Brokerage Commission Recapture.  Certain Funds have entered into agreements with certain brokers whereby the brokers will rebate a portion of brokerage commissions. All amounts rebated by the brokers are returned to the Funds under such agreements and are included in realized gains on investments in the Statements of Operations. For the six months ended June 30, 2018, amounts rebated under these agreements were as follows:

Fund	Rebates
Multi-Asset Income Fund	$444
U.S. Equity Opportunities Fund	1,635

Effective March 9, 2018, the brokerage commission recapture program was terminated.

10.  Concentration of Risk.  Each Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

Strategic Alpha Fund is non-diversified, which means it is not limited under the 1940 Act to a percentage of assets that it may invest in any one issuer. Because the Fund may invest in the securities of a limited number of issuers, an investment in the Fund may involve a higher degree of risk than would be present in a diversified portfolio.

121  |

Notes to Financial Statements (continued)

June 30, 2018 (Unaudited)

11.  Concentration of Ownership.  From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of June 30, 2018, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Funds’ total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

	Number of 5% Non-Affiliated Account Holders	Percentage of Ownership
Strategic Alpha Fund	2	37.88%

Omnibus shareholder accounts for which Natixis Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Funds do not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

|  122

Notes to Financial Statements (continued)

June 30, 2018 (Unaudited)

12.  Capital Shares.   Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended June 30, 2018		Year Ended December 31, 2017
Multi-Asset Income Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	1,127,058	$15,435,592	1,702,656	$23,493,500
Issued in connection with the reinvestment of distributions	115,634	1,547,937	233,713	3,230,966
Redeemed	(409,142)	(5,580,905)	(2,320,403)	(32,491,498)

Net change	833,550	$11,402,624	(384,034)	$(5,767,032)

Class C
Issued from the sale of shares	288,391	$4,036,844	319,241	$4,385,407
Issued in connection with the reinvestment of distributions	58,285	775,806	128,351	1,767,902
Redeemed	(826,474)	(11,152,435)	(1,298,794)	(17,826,010)

Net change	(479,798)	$(6,339,785)	(851,202)	$(11,672,701)

Class N
Issued from the sale of shares	—	$—	2,278	$30,680
Issued in connection with the reinvestment of distributions	86	1,145	176	2,422

Net change	86	$1,145	2,454	$33,102

Class Y
Issued from the sale of shares	1,030,252	$14,153,889	2,592,244	$36,192,848
Issued in connection with the reinvestment of distributions	107,621	1,432,467	182,515	2,511,877
Redeemed	(609,383)	(8,274,369)	(464,288)	(6,389,575)

Net change	528,490	$7,311,987	2,310,471	$32,315,150

Increase (decrease) from capital share transactions	882,328	$12,375,971	1,077,689	$14,908,519

123  |

Notes to Financial Statements (continued)

June 30, 2018 (Unaudited)

12.  Capital Shares (continued).

	Six Months Ended June 30, 2018		Year Ended December 31, 2017(a)
Strategic Alpha Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	348,710	$3,475,695	1,948,117	$19,283,141
Issued in connection with the reinvestment of distributions	33,553	332,440	105,767	1,044,208
Redeemed	(461,386)	(4,606,596)	(6,100,848)	(60,665,342)

Net change	(79,123)	$(798,461)	(4,046,964)	$(40,337,993)

Class C
Issued from the sale of shares	138,964	$1,379,917	316,552	$3,122,878
Issued in connection with the reinvestment of distributions	22,315	220,220	48,399	475,946
Redeemed	(698,335)	(6,928,750)	(1,595,852)	(15,731,090)

Net change	(537,056)	$(5,328,613)	(1,230,901)	$(12,132,266)

Class N
Issued from the sale of shares	20,871,214	$207,362,140	5,928,692	$58,808,207
Issued in connection with the reinvestment of distributions	405,266	4,007,070	75,346	744,780
Redeemed	(57,427)	(571,339)	(13,065)	(130,000)

Net change	21,219,053	$210,797,871	5,990,973	$59,422,987

Class Y
Issued from the sale of shares	26,537,144	$264,200,111	34,490,858	$341,479,931
Issued in connection with the reinvestment of distributions	890,777	8,806,964	2,221,504	21,892,730
Redeemed	(28,411,758)	(282,466,232)	(42,506,371)	(420,835,953)

Net change	(983,837)	$(9,459,157)	(5,794,009)	$(57,463,292)

Increase (decrease) from capital share transactions	19,619,037	$195,211,640	(5,080,901)	$(50,510,564)

(a)	From commencement of operations on May 1, 2017 through December 31, 2017 for Class N shares.

|  124

Notes to Financial Statements (continued)

June 30, 2018 (Unaudited)

12.  Capital Shares (continued).

	Six Months Ended June 30, 2018		Year Ended December 31, 2017(a)
U.S. Equity Opportunities Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	1,562,142	$59,928,635	3,144,209	$104,303,464
Issued in connection with the reinvestment of distributions	324,208	11,833,555	540,145	19,749,734
Redeemed	(1,428,101)	(54,089,606)	(2,915,369)	(99,731,079)

Net change	458,249	$17,672,584	768,985	$24,322,119

Class C
Issued from the sale of shares	544,057	$14,348,790	1,565,056	$37,342,545
Issued in connection with the reinvestment of distributions	121,551	3,058,213	175,190	4,480,476
Redeemed	(1,354,091)	(35,878,076)	(741,641)	(17,783,250)

Net change	(688,483)	$(18,471,073)	998,605	$24,039,771

Class N
Issued from the sale of shares	—	$—	26	$1,001
Issued in connection with the reinvestment of distributions	1	22	1	35

Net change	1	$22	27	$1,036

Class Y
Issued from the sale of shares	2,172,569	$95,285,925	4,351,889	$168,730,051
Issued in connection with the reinvestment of distributions	116,731	4,937,717	179,584	7,609,993
Redeemed	(1,151,299)	(50,530,639)	(1,961,859)	(78,357,163)

Net change	1,138,001	$49,693,003	2,569,614	$97,982,881

Increase (decrease) from capital share transactions	907,768	$48,894,536	4,337,231	$146,345,807

(a)	From commencement of operations on May 1, 2017 through December 31, 2017 for Class N shares.

125  |

Semiannual Report

June 30, 2018

Gateway Fund

Gateway Equity Call Premium Fund

Mirova Global Green Bond Fund

Mirova Global Sustainable Equity Fund

GATEWAY FUND

Managers	Symbols
Daniel M. Ashcraft, CFA®	Class A GATEX
Michael T. Buckius, CFA®	Class C GTECX
Paul R. Stewart, CFA®	Class N GTENX
Kenneth H. Toft, CFA®	Class Y GTEYX
Gateway Investment Advisers, LLC

Investment Goal

The fund seeks to capture the majority of returns associated with equity market investments, while exposing investors to less risk than other equity investments.

1  |

Average Annual Total Returns — June 30 20184

						Expense Ratios[5]
	6 Months	1 Year	5 Years	10 Years	Life of Class N	Gross	Net

Class Y (Inception 2/19/08)
NAV	-0.11%	4.53%	5.21%	3.64%	—%	0.77%	0.70%

Class A (Inception 12/07/77)
NAV	-0.21	4.27	4.96	3.39	—	1.02	0.94
With 5.75% Maximum Sales Charge	-5.94	-1.71	3.73	2.78	—

Class C (Inception 2/19/08)
NAV	-0.61	3.48	4.17	2.61	—	1.77	1.70
With CDSC[1]	-1.60	2.48	4.17	2.61	—

Class N (Inception 5/1/17)
NAV	-0.06	4.61	—	—	5.02	0.74	0.65

Comparative Performance
S&P 500® Index[2]	2.65	14.37	13.42	10.17	14.03
Bloomberg Barclays U.S. Aggregate Bond Index[3]	-1.62	-0.40	2.27	3.72	0.42

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For more recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2

S&P 500® Index is a widely recognized measure of U.S. stock market performance. It is an unmanaged index of 500 common stocks chosen for market size, liquidity, and industry group representation, among other factors. It also measures the performance of the large cap segment of the US equities market.

3

Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index that covers the U.S.-dollar denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, government-related, corporate, mortgage-backed securities, asset-backed securities, and collateralized mortgage-backed securities sectors.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

5

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense caps set to expire on 4/30/19. When a Fund’s expenses are below the cap, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense caps.

|  2

GATEWAY EQUITY CALL PREMIUM FUND

Managers	Symbols
Daniel M. Ashcraft, CFA®	Class A GCPAX
Michael T. Buckius, CFA®	Class C GCPCX
Kenneth H. Toft, CFA®	Class N GCPNX
Gateway Investment Advisers, LLC	Class Y GCPYX

Investment Goal

The Fund seeks total return with less risk than U.S. equity markets.

3  |

Average Annual Total Returns — June 30, 20184

					Expense Ratios[5]
	6 Months	1 Year	Life of Class		Gross	Net

Class Y (Inception 9/30/14)			Class Y/A/C	Class N
NAV	-0.07%	5.97%	6.35%	—%	1.05%	0.95%

Class A (Inception 9/30/14)
NAV	-0.14	5.62	6.09	—	1.30	1.20
With 5.75% Maximum Sales Charge	-5.91	-0.46	4.42	—

Class C (Inception 9/30/14)
NAV	-0.45	4.88	5.33	—	2.05	1.95
With CDSC[1]	-1.45	3.88	5.33	—

Class N (Inception 5/1/17)
NAV	0.04	6.02	—	6.45	14.26	0.90

Comparative Performance
CBOE S&P 500 BuyWrite Index (BXMSM)[2]	1.78	7.28	6.93	8.11
S&P 500® Index[3]	2.65	14.37	11.22	14.03

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2

The CBOE S&P 500 BuyWrite Index (BXMSM) is a benchmark index designed to track the performance of a hypothetical buy-write strategy on the S&P 500® Index. The BXM is a passive total return index based on (1) buying an S&P 500 stock index portfolio, and (2) “writing” (or selling) the near-term S&P 500® Index (SPXSM) “covered” call option, generally on the third Friday of each month. The SPX call written will have about one month remaining to expiration, with an exercise price just above the prevailing index level (i.e., slightly out of the money). The SPX call is held until expiration and cash settled, at which time a new one-month, near-the-money call is written.

3

S&P 500® Index is a widely recognized measure of U.S. stock market performance. It is an unmanaged index of 500 common stocks chosen for market size, liquidity, and industry group representation, among other factors. It also measures the performance of the large cap segment of the US equities market.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

5

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense caps set to expire on 4/30/19. When a Fund’s expenses are below the cap, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense caps.

|  4

MIROVA GLOBAL GREEN BOND FUND

Managers	Symbols
Christopher Wigley	Class A MGGAX
Marc Briand	Class N MGGNX
Ostrum Asset Management U.S., LLC (formerly, Natixis Asset Management U.S., LLC)	Class Y MGGYX

Investment Goal

The Fund seeks to provide total return, through a combination of capital appreciation and current income, by investing in green bonds.

Average Annual Total Returns — June 30, 20182

				Expense Ratios[3]
	6 Months	1 Year	Life of Fund	Gross	Net

Class Y (Inception 2/28/17)
NAV	0.05%	1.31%	1.28%	3.62%	0.71%

Class A (Inception 2/28/17)
NAV	-0.06	1.10	1.05	5.23	0.96
With 4.25% Maximum Sales Charge	-4.29	-3.24	-2.16

Class N (Inception 2/28/17)
NAV	0.06	1.33	1.38	1.11	0.67

Comparative Performance
Bloomberg Barclays MSCI Green Bond Index[1]	0.58	2.56	2.70

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1

The Bloomberg Barclays MSCI Green Bond Index provides a broad-based measure of global fixed-income securities issued to fund projects with direct environmental benefits according to MSCI ESG Research’s green bond criteria. The green bonds are primarily investment-grade, or may be classified by other sources when bond ratings are not available. The Index may include green bonds from the corporate, securitized, Treasury, or government-related sectors.

2	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

3

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense caps set to expire on 4/30/19. When a Fund’s expenses are below the cap, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense caps.

5  |

MIROVA GLOBAL SUSTAINABLE EQUITY FUND

Managers	Symbols
Jens Peers, CFA®	Class A ESGMX
Suzanne Senellart	Class C ESGCX
Hua Cheng, CFA®, PhD	Class N ESGNX
Ostrum Asset Management U.S., LLC (formerly, Natixis Asset Management U.S., LLC)	Class Y ESGYX

Investment Goal

The Fund seeks long-term capital appreciation.

|  6

MIROVA GLOBAL SUSTAINABLE EQUITY FUND

Average Annual Total Returns — June 30, 20183

					Expense Ratios[4]
	6 Months	1 Year	Life of Class		Gross	Net

Class Y (Inception 3/31/16)			Class Y/A/C	Class N
NAV	2.02%	13.28%	13.31%	—%	1.16%	1.05%

Class A (Inception 3/31/16)
NAV	1.88	13.03	13.04	—	1.43	1.30
With 5.75% Maximum Sales Charge	-3.99	6.53	10.11	—

Class C (Inception 3/31/16)
NAV	1.50	12.11	12.19	—	2.18	2.05
With CDSC[1]	0.50	11.11	12.19	—

Class N (Inception 5/1/17)
NAV	2.02	13.32	—	14.55	14.30	1.00

Comparative Performance
MSCI World Index (Net)[2]	0.43	11.09	13.38	11.60

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Performance for Class C shares assumes a 1.00% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2

MSCI World Index (Net) is an unmanaged index that is designed to measure the equity market performance of developed markets. It is composed of common stocks of companies representative of the market structure of developed market countries in North America, Europe, and the Asia/Pacific Region. The index is calculated without dividends, with net or with gross dividends reinvested, in both U.S. dollars and local currencies.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

4

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense caps set to expire on 4/30/19. When a Fund’s expenses are below the cap, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense caps.

7  |

ADDITIONAL INFORMATION

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Investment Managers or any of its related or affiliated companies (collectively “Natixis Affiliates”) and does not sponsor, endorse or participate in the provision of any Natixis Affiliates services, funds or other financial products.

The index information contained herein is derived form third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information, disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of Natixis Funds’ proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on Natixis Funds’ website at im.natixis.com; and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. Information regarding how Natixis Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on Natixis Funds’ website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

Natixis Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

|  8

UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different types of costs: transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions, and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Fund’s prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Fund and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table for each class shows the actual account values and actual Fund expenses you would have paid on a $1,000 investment in the Fund from January 1, 2018 through June 30, 2018. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown for your Class.

The second line for the table of each class provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table of each Fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

9  |

GATEWAY FUND	BEGINNING ACCOUNT VALUE 1/1/2018	ENDING ACCOUNT VALUE 6/30/2018	EXPENSES PAID DURING PERIOD* 1/1/2018 – 6/30/2018
Class A
Actual	$1,000.00	$997.90	$4.66
Hypothetical (5% return before expenses)	$1,000.00	$1,020.13	$4.71
Class C
Actual	$1,000.00	$993.90	$8.40
Hypothetical (5% return before expenses)	$1,000.00	$1,016.36	$8.50
Class N
Actual	$1,000.00	$999.40	$3.22
Hypothetical (5% return before expenses)	$1,000.00	$1,021.57	$3.26
Class Y
Actual	$1,000.00	$998.90	$3.47
Hypothetical (5% return before expenses)	$1,000.00	$1,021.32	$3.51

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.94%, 1.70%, 0.65% and 0.70% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

GATEWAY EQUITY CALL PREMIUM FUND	BEGINNING ACCOUNT VALUE 1/1/2018	ENDING ACCOUNT VALUE 6/30/2018	EXPENSES PAID DURING PERIOD* 1/1/2018 – 6/30/2018
Class A
Actual	$1,000.00	$998.60	$5.95
Hypothetical (5% return before expenses)	$1,000.00	$1,018.84	$6.01
Class C
Actual	$1,000.00	$995.50	$9.65
Hypothetical (5% return before expenses)	$1,000.00	$1,015.13	$9.74
Class N
Actual	$1,000.00	$1,000.40	$4.46
Hypothetical (5% return before expenses)	$1,000.00	$1,020.33	$4.51
Class Y
Actual	$1,000.00	$999.30	$4.71
Hypothetical (5% return before expenses)	$1,000.00	$1,020.08	$4.76

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.20%, 1.95%, 0.90% and 0.95% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

|  10

MIROVA GLOBAL GREEN BOND FUND	BEGINNING ACCOUNT VALUE 1/1/2018	ENDING ACCOUNT VALUE 6/30/2018	EXPENSES PAID DURING PERIOD* 1/1/2018 – 6/30/2018
Class A
Actual	$1,000.00	$999.40	$4.76
Hypothetical (5% return before expenses)	$1,000.00	$1,020.03	$4.81
Class N
Actual	$1,000.00	$1,000.60	$3.27
Hypothetical (5% return before expenses)	$1,000.00	$1,021.52	$3.31
Class Y
Actual	$1,000.00	$1,000.50	$3.47
Hypothetical (5% return before expenses)	$1,000.00	$1,021.32	$3.51

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.96%, 0.66% and 0.70% for Class A, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

MIROVA GLOBAL SUSTAINABLE EQUITY FUND	BEGINNING ACCOUNT VALUE 1/1/2018	ENDING ACCOUNT VALUE 6/30/2018	EXPENSES PAID DURING PERIOD* 1/1/2018 – 6/30/2018
Class A
Actual	$1,000.00	$1,018.80	$6.51
Hypothetical (5% return before expenses)	$1,000.00	$1,018.35	$6.51
Class C
Actual	$1,000.00	$1,015.00	$10.24
Hypothetical (5% return before expenses)	$1,000.00	$1,014.63	$10.24
Class N
Actual	$1,000.00	$1,020.20	$5.01
Hypothetical (5% return before expenses)	$1,000.00	$1,019.84	$5.01
Class Y
Actual	$1,000.00	$1,020.20	$5.26
Hypothetical (5% return before expenses)	$1,000.00	$1,019.59	$5.26

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.30%, 2.05%, 1.00% and 1.05% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

11  |

BOARD APPROVAL OF THE EXISTING ADVISORY AGREEMENTS

The Board of Trustees of the Trusts (the “Board”), including the Independent Trustees, considers matters bearing on each Fund’s advisory agreement (collectively, the “Agreements”) at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review Committee of the Board meets to review the Agreements to determine whether to recommend that the full Board approve the continuation of the Agreements, typically for an additional one-year period. After the Contract Review Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements.

In connection with these meetings, the Trustees receive materials that the Funds’ investment advisers (the “Advisers”) believe to be reasonably necessary for the Trustees to evaluate the Agreements. These materials generally include, among other items, (i) information on the investment performance of the Funds and the performance of peer groups of funds and the Funds’ performance benchmarks, (ii) information on the Funds’ advisory fees and other expenses, including information comparing the Funds’ advisory fees to the fees charged to institutional accounts, with similar strategies managed by the Advisers, if any, and to those of peer groups of funds and information about any applicable expense caps and/or fee “breakpoints,” (iii) sales and redemption data in respect of the Funds, (iv) information about the profitability of the Agreements to the Advisers and (v) information obtained through the completion by the Advisers of a questionnaire distributed on behalf of the Trustees. The Board, including the Independent Trustees, also considers other matters such as (i) each Adviser’s financial results and financial condition, (ii) each Fund’s investment objective and strategies and the size, education and experience of the Advisers’ respective investment staffs and their use of technology, external research and trading cost measurement tools, (iii) arrangements in respect of the distribution of the Funds’ shares and the related costs, (iv) the allocation of the Funds’ brokerage, if any, including, to the extent applicable, the use of “soft” commission dollars to pay for research and other similar services, (v) the resources devoted to, and the record of compliance with, the Funds’ investment policies and restrictions, policies on personal securities transactions and other compliance policies, (vi) each Adviser’s policies and procedures relating to, among other things, compliance, trading and best execution, proxy voting and valuation, (vii) information about amounts invested by the Funds’ portfolio managers in the Funds or in similar accounts that they manage and (viii) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Advisers.

In addition to the materials requested by the Trustees in connection with their annual consideration of the continuation of the Agreements, the Trustees receive materials in advance of each regular quarterly meeting of the Board that provide detailed information about the Funds’ investment performance and the fees charged to the Funds for advisory and other services. This information generally includes, among other things, an internal performance rating for each Fund based on agreed-upon criteria, graphs showing each Fund’s performance and expense differentials against each Fund’s peer group/category, where available, performance ratings provided by a third-party, where available, total return

|  12

information for various periods, and third-party performance rankings for various periods comparing a Fund against similarly categorized funds. The portfolio management team for each Fund or other representatives of the Advisers make periodic presentations to the Contract Review Committee and/or the full Board, and Funds identified as presenting possible performance concerns may be subject to more frequent Board or Committee presentations and reviews. In addition, each quarter the Trustees are provided with detailed statistical information about each Fund’s portfolio. The Trustees also receive periodic updates between meetings.

The Board most recently approved the continuation of the Agreements for a one-year period at its meeting held in June 2018. In considering whether to approve the continuation of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreements included, but were not limited to, the factors listed below.

The nature, extent and quality of the services provided to the Funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by the Advisers and their affiliates to the Funds and the resources dedicated to the Funds by the Advisers and their affiliates.

The Trustees considered not only the advisory services provided by the Advisers to the Funds, but also the monitoring and oversight services provided by Natixis Advisors, L.P. (“Natixis Advisors”). They also considered the administrative and shareholder services provided by Natixis Advisors and its affiliates to the Funds.

For each Fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds that offers shareholders the right to exchange shares of one type of fund for shares of another type of fund, and provides a variety of fund and shareholder services.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the renewal of the Agreements.

Investment performance of the Funds and the Advisers. As noted above, the Trustees received information about the performance of the Funds over various time periods, including information that compared the performance of the Funds to the performance of peer groups and categories of funds and the Funds’ respective performance benchmarks. In addition, for any Funds with more than one year’s performance, the Trustees reviewed data prepared by an independent third party that analyzed the performance of the Funds using a variety of performance metrics, including metrics that measured the performance of the Funds on a risk adjusted basis.

13  |

The Board noted that, through December 31, 2017, each Fund’s one-, three- and five-year performance, as applicable, stated as percentile rankings within categories selected by the independent third-party data provider, was as follows (where the best performance would be in the first percentile of its category):

	One-Year	Three-Year	Five-Year
Gateway Fund	32%	30%	80%
Gateway Equity Call Premium Fund	11%	6%	N/A
Mirova Global Sustainable Equity Fund	17%	N/A	N/A
Mirova Global Green Bond Fund	N/A	N/A	N/A

In the case of each Fund that had performance that lagged that of a relevant category median as determined by the independent third-party for certain (although not necessarily all) periods, the Board concluded that other factors relevant to performance supported renewal of the Agreements. These factors included the following: (1) that the underperformance was attributable, to a significant extent, to investment decisions (such as security selection or sector allocation) by the Adviser that were reasonable and consistent with the Fund’s investment objective and policies; (2) that the Fund’s more recent performance was competitive when compared to the relevant performance category; and (3) that the Fund’s performance had been consistent with its investment objective of earning positive returns while meaningfully reducing equity market volatility and mitigating downside risk, such that its performance relative to its category would be expected to lag in certain market conditions. With respect to Mirova Global Green Bond Fund, which commenced operations on February 28, 2017 and thus had not yet been in operation for a full year as of December 31, 2017, one-, three-, and five-year performance was not available, although the Board did consider the Fund’s performance over other periods.

The Trustees also considered each Adviser’s performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Advisers to Trustee concerns about performance and the willingness of the Advisers to take steps intended to improve performance.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of the Funds and the Advisers and/or other relevant factors supported the renewal of the Agreements.

The costs of the services to be provided and profits to be realized by the Advisers and their affiliates from their respective relationships with the Funds. The Trustees considered the fees charged to the Funds for advisory and administrative services as well as the total expense levels of the Funds. This information included comparisons (provided both by management and by an independent third party) of the Funds’ advisory fees and total expense levels to those of their peer groups and information about the advisory fees charged by the Advisers to comparable accounts (such as institutional separate accounts), as well as information about differences in such fees and the reasons for any such differences. In considering the fees charged to comparable accounts, the Trustees considered, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to

|  14

effectively manage mutual fund assets and the greater regulatory costs associated with the management of such assets. In evaluating each Fund’s advisory fee, the Trustees also took into account the demands, complexity and quality of the investment management of such Fund, as well as the need for the Advisers to offer competitive compensation and the potential need to expend additional resources to the extent the Fund grows in size. The Trustees considered that over the past several years, management had made recommendations regarding reductions in advisory fee rates, implementation of advisory fee breakpoints and the institution of advisory fee waivers and expense caps for various funds in the fund family. They noted that the Funds have expense caps in place, and they considered the amounts waived or reimbursed by the Advisers for the Funds under their caps.

The Trustees noted that the Mirova Global Sustainable Equity Fund had an advisory fee rate that was above the median of a peer group of funds. In this regard, the Trustees considered the factors that management believed justified such relatively higher advisory fee rate, including: (1) that management believes the fee rate is reasonable considering that the profitability from the advisory and administrative relationships with the Fund was still negative; and (2) that the Fund’s advisory fee was not significantly above the peer group median.

The Trustees also considered the compensation directly or indirectly received by the Advisers and their affiliates from their relationships with the Funds. The Trustees reviewed information provided by management as to the profitability of the Advisers’ and their affiliates’ relationships with the Funds, and information about the allocation of expenses used to calculate profitability. They also reviewed information provided by management about the effect of distribution costs and changes in asset levels on Adviser profitability, including information regarding resources spent on distribution activities. When reviewing profitability, the Trustees also considered information about court cases in which adviser compensation or profitability were issues, the performance of the Funds, the expense levels of the Funds, whether the Advisers had implemented breakpoints and/or expense caps with respect to such Funds and the overall profit margin of Natixis Investment Managers compared to that of certain other investment managers for which such data was available.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fees charged to each of the Funds were fair and reasonable, and that the costs of these services generally and the related profitability of the Advisers and their affiliates in respect of their relationships with the Funds supported the renewal of the Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Adviser and whether those economies are shared with the Funds through breakpoints in their investment advisory fees or other means, such as expense caps. The Trustees also discussed with management the factors considered with respect to the implementation of breakpoints in investment advisory fees or expense caps for certain funds. Management explained that a number of factors are taken into account in considering the possible implementation of breakpoints or an expense cap for a fund, including, among other things, factors such as a fund’s assets, the projected growth of a fund, projected profitability and a fund’s fees and performance. With respect to economies of scale, the Trustees noted that the Gateway Fund had breakpoints in its advisory fee and

15  |

that each Fund was subject to an expense cap. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and on a relative basis) and the profitability to the Advisers and their affiliates of their relationships with the Funds, as discussed above.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the Funds supported the renewal of the Agreements.

The Trustees also considered other factors, which included but were not limited to the following:

•	The effect of recent market and economic events on the performance, asset levels and expense ratios of each Fund.

•

Whether each Fund has operated in accordance with its investment objective and the Fund’s record of compliance with its investment restrictions, and the compliance programs of the Funds and the Advisers. They also considered the compliance-related resources the Advisers and their affiliates were providing to the Funds.

•

So-called “fallout benefits” to the Advisers, such as the engagement of affiliates of the Advisers to provide distribution and administrative services to the Funds, and the benefits of research made available to the Advisers by reason of brokerage commissions (if any) generated by the Funds’ securities transactions. The Trustees also considered the benefits to the parent company of Natixis Advisors from the retention of the Advisers. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

•	The Trustees’ review and discussion of the Funds’ advisory arrangements in prior years, and management’s record of responding to Trustee concerns raised during the year and in prior years.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that each of the existing Agreements should be continued through June 30, 2019.

|  16

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Gateway Fund

Shares	Description	Value (†)
Common Stocks — 97.5% of Net Assets
	Aerospace & Defense — 2.5%
250,221	Boeing Co. (The)(a)	$83,951,648
57,682	Huntington Ingalls Industries, Inc.(a)	12,504,881
252,454	Raytheon Co.(a)	48,769,064
42,306	TransDigm Group, Inc.(a)	14,601,493
392,820	United Technologies Corp.(a)	49,114,284

		208,941,370

	Air Freight & Logistics — 0.5%
394,897	United Parcel Service, Inc., Class B(a)	41,949,908

	Airlines — 0.4%
107,742	Alaska Air Group, Inc.(a)	6,506,539
330,509	American Airlines Group, Inc.(a)	12,546,122
266,319	JetBlue Airways Corp.(a)(b)	5,054,735
169,380	United Continental Holdings, Inc.(a)(b)	11,810,867

		35,918,263

	Auto Components — 0.1%
36,398	Adient PLC	1,790,418
45,405	Autoliv, Inc.(a)	6,502,904
52,486	Cooper Tire & Rubber Co.(a)	1,380,382

		9,673,704

	Automobiles — 0.4%
2,457,532	Ford Motor Co.(a)	27,204,879
15,980	Tesla, Inc.(a)(b)	5,480,341

		32,685,220

	Banks — 6.2%
334,523	Associated Banc-Corp(a)	9,132,478
3,991,854	Bank of America Corp.(a)	112,530,364
1,103,110	Citigroup, Inc.(a)	73,820,121
1,252,979	Huntington Bancshares, Inc.(a)	18,493,970
1,465,103	JPMorgan Chase & Co.(a)	152,663,733
332,605	Old National Bancorp(a)	6,186,453
64,746	Signature Bank(a)(b)	8,279,718
44,605	SVB Financial Group(a)(b)	12,880,140
807,344	U.S. Bancorp(a)	40,383,347
1,678,887	Wells Fargo & Co.(a)	93,077,495

		527,447,819

	Beverages — 2.0%
1,727,514	Coca-Cola Co. (The)(a)	75,768,764
241,521	Monster Beverage Corp.(a)(b)	13,839,154
703,567	PepsiCo, Inc.(a)	76,597,339

		166,205,257

	Biotechnology — 3.0%
606,162	AbbVie, Inc.(a)	56,160,909
125,445	Alexion Pharmaceuticals, Inc.(a)(b)	15,573,997

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Gateway Fund – (continued)

Shares	Description	Value (†)
	Biotechnology — continued
298,196	Amgen, Inc.(a)	$55,044,000
93,835	Biogen, Inc.(a)(b)	27,234,670
358,090	Celgene Corp.(a)(b)	28,439,508
533,487	Gilead Sciences, Inc.(a)	37,792,219
46,571	Seattle Genetics, Inc.(a)(b)	3,091,849
48,686	Shire PLC, Sponsored ADR(a)	8,218,197
25,386	TESARO, Inc.(a)(b)	1,128,915
118,760	Vertex Pharmaceuticals, Inc.(a)(b)	20,184,449

		252,868,713

	Building Products — 0.4%
235,129	Fortune Brands Home & Security, Inc.(a)	12,624,076
401,198	Johnson Controls International PLC(a)	13,420,073
37,467	Lennox International, Inc.(a)	7,499,020

		33,543,169

	Capital Markets — 2.3%
630,391	Charles Schwab Corp. (The)(a)	32,212,980
174,273	CME Group, Inc.(a)	28,566,830
173,506	Eaton Vance Corp.(a)	9,055,278
176,351	Goldman Sachs Group, Inc. (The)(a)	38,897,740
393,785	Intercontinental Exchange, Inc.(a)	28,962,887
114,865	Legg Mason, Inc.(a)	3,989,261
742,584	Morgan Stanley(a)	35,198,482
68,462	MSCI, Inc.(a)	11,325,669
114,987	TD Ameritrade Holding Corp.(a)	6,297,838
112,365	Waddell & Reed Financial, Inc., Class A	2,019,199

		196,526,164

	Chemicals — 1.8%
17,782	AdvanSix, Inc.(a)(b)	651,355
115,188	Ashland Global Holdings, Inc.(a)	9,005,398
65,262	Celanese Corp., Series A(a)	7,247,998
53,140	Chemours Co. (The)(a)	2,357,290
1,044,867	DowDuPont, Inc.(a)	68,877,632
168,176	Eastman Chemical Co.(a)	16,810,873
36,897	Ingevity Corp.(a)(b)	2,983,491
211,503	LyondellBasell Industries NV, Class A(a)	23,233,604
77,861	Olin Corp.(a)	2,236,168
171,746	RPM International, Inc.(a)	10,016,227
236,738	Valvoline, Inc.(a)	5,106,439

		148,526,475

	Commercial Services & Supplies — 0.5%
93,918	Copart, Inc.(a)(b)	5,312,002
100,997	Waste Connections, Inc.(a)	7,603,054
317,652	Waste Management, Inc.(a)	25,837,814

		38,752,870

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Gateway Fund – (continued)

Shares	Description	Value (†)
	Communications Equipment — 1.3%
12,752	Arista Networks, Inc.(a)(b)	$3,283,513
1,960,270	Cisco Systems, Inc.(a)	84,350,418
115,934	Motorola Solutions, Inc.(a)	13,491,240
23,152	Palo Alto Networks, Inc.(a)(b)	4,757,041

		105,882,212

	Consumer Finance — 0.7%
121,623	Ally Financial, Inc.(a)	3,195,036
385,280	American Express Co.(a)	37,757,440
273,240	Discover Financial Services(a)	19,238,829

		60,191,305

	Containers & Packaging — 0.4%
120,641	Avery Dennison Corp.(a)	12,317,446
135,652	Sonoco Products Co.(a)	7,121,730
228,840	WestRock Co.(a)	13,048,457

		32,487,633

	Distributors — 0.2%
149,114	Genuine Parts Co.(a)	13,687,174

	Diversified Financial Services — 1.8%
823,996	Berkshire Hathaway, Inc., Class B(a)(b)	153,798,853

	Diversified Telecommunication Services — 2.0%
2,799,020	AT&T, Inc.(a)	89,876,532
1,496,481	Verizon Communications, Inc.(a)	75,287,959

		165,164,491

	Electric Utilities — 1.6%
614,082	Alliant Energy Corp.(a)	25,987,950
671,022	American Electric Power Co., Inc.(a)	46,468,273
525,021	Duke Energy Corp.(a)	41,518,661
135,917	Evergy, Inc.(a)	7,631,740
87,627	Hawaiian Electric Industries, Inc.(a)	3,005,606
194,039	OGE Energy Corp.(a)	6,832,113

		131,444,343

	Electrical Equipment — 0.5%
229,541	Eaton Corp. PLC(a)	17,155,894
341,749	Emerson Electric Co.(a)	23,628,526
36,487	Hubbell, Inc.(a)	3,858,135
73,808	nVent Electric PLC(a)(b)	1,852,581

		46,495,136

	Electronic Equipment, Instruments & Components — 0.4%
598,992	Corning, Inc.(a)	16,478,270
227,260	TE Connectivity Ltd.(a)	20,467,036

		36,945,306

	Energy Equipment & Services — 1.0%
284,698	Baker Hughes, a GE Co.(a)	9,403,575
489,562	Halliburton Co.(a)	22,059,664

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Gateway Fund – (continued)

Shares	Description	Value (†)
	Energy Equipment & Services — continued
302,209	Patterson-UTI Energy, Inc.(a)	$5,439,762
719,157	Schlumberger Ltd.(a)	48,205,093

		85,108,094

	Food & Staples Retailing — 1.0%
565,838	Walgreens Boots Alliance, Inc.(a)	33,958,767
608,569	Walmart, Inc.(a)	52,123,935

		86,082,702

	Food Products — 1.0%
85,855	Bunge Ltd.(a)	5,984,952
403,780	Conagra Brands, Inc.(a)	14,427,059
66,489	Ingredion, Inc.(a)	7,360,332
317,646	Kraft Heinz Co. (The)(a)	19,954,522
118,515	Lamb Weston Holdings, Inc.(a)	8,119,463
804,571	Mondelez International, Inc., Class A(a)	32,987,411

		88,833,739

	Gas Utilities — 0.1%
90,899	National Fuel Gas Co.(a)	4,814,011
15,334	WGL Holdings, Inc.(a)	1,360,893

		6,174,904

	Health Care Equipment & Supplies — 2.9%
763,559	Abbott Laboratories(a)	46,569,464
47,638	Align Technology, Inc.(a)(b)	16,298,865
338,269	Baxter International, Inc.(a)	24,977,783
802,569	Boston Scientific Corp.(a)(b)	26,244,006
292,284	Hologic, Inc.(a)(b)	11,618,289
66,055	Intuitive Surgical, Inc.(a)(b)	31,605,997
861,635	Medtronic PLC(a)	73,764,572
106,088	ResMed, Inc.(a)	10,988,595
24,419	Teleflex, Inc.(a)	6,549,420

		248,616,991

	Health Care Providers & Services — 3.2%
210,364	Aetna, Inc.(a)	38,601,794
151,540	Anthem, Inc.(a)	36,071,066
425,320	CVS Health Corp.(a)	27,369,342
308,783	Express Scripts Holding Co.(a)(b)	23,841,136
163,885	HCA Healthcare, Inc.(a)	16,814,601
164,011	Patterson Cos., Inc.(a)	3,718,129
107,436	Quest Diagnostics, Inc.(a)	11,811,514
429,195	UnitedHealth Group, Inc.(a)	105,298,701
71,490	Universal Health Services, Inc., Class B(a)	7,966,846

		271,493,129

	Health Care Technology — 0.0%
47,158	Veeva Systems, Inc., Class A(a)(b)	3,624,564

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Gateway Fund – (continued)

Shares	Description	Value (†)
	Hotels, Restaurants & Leisure — 1.6%
33,735	Domino’s Pizza, Inc.(a)	$9,519,005
92,305	Hilton Grand Vacations, Inc.(a)(b)	3,202,983
241,118	Hilton Worldwide Holdings, Inc.(a)	19,086,901
59,763	Las Vegas Sands Corp.(a)	4,563,503
398,158	McDonald’s Corp.(a)	62,387,377
82,034	Melco Resorts & Entertainment Ltd., Sponsored ADR(a)	2,296,952
401,803	MGM Resorts International(a)	11,664,341
91,903	Restaurant Brands International, Inc.(a)	5,541,751
39,919	Vail Resorts, Inc.(a)	10,945,391
401,168	Wendy’s Co. (The)(a)	6,892,066

		136,100,270

	Household Durables — 0.4%
327,842	Newell Brands, Inc.(a)	8,455,045
2,654	NVR, Inc.(a)(b)	7,883,309
286,997	Toll Brothers, Inc.(a)	10,616,019
27,819	Tupperware Brands Corp.(a)	1,147,255
52,559	Whirlpool Corp.(a)	7,685,703

		35,787,331

	Household Products — 1.4%
582,205	Colgate-Palmolive Co.(a)	37,732,706
1,061,719	Procter & Gamble Co. (The)(a)	82,877,785

		120,610,491

	Industrial Conglomerates — 1.9%
267,316	3M Co.(a)	52,586,404
3,471,138	General Electric Co.(a)	47,242,188
429,021	Honeywell International, Inc.(a)	61,800,475

		161,629,067

	Insurance — 2.1%
530,942	Aflac, Inc.(a)	22,841,125
266,008	Allstate Corp. (The)(a)	24,278,550
149,909	American Financial Group, Inc.(a)	16,089,733
482,754	American International Group, Inc.(a)	25,595,617
180,061	Aon PLC(a)	24,698,968
484,122	Arch Capital Group Ltd.(a)(b)	12,809,868
296,125	Arthur J. Gallagher & Co.(a)	19,331,040
121,715	FNF Group(a)	4,578,918
237,812	Lincoln National Corp.(a)	14,803,797
181,697	XL Group Ltd.(a)	10,165,947

		175,193,563

	Internet & Direct Marketing Retail — 4.2%
150,173	Amazon.com, Inc.(a)(b)	255,264,065
19,657	Booking Holdings, Inc.(a)(b)	39,846,508
163,837	Netflix, Inc.(a)(b)	64,130,717

		359,241,290

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Gateway Fund – (continued)

Shares	Description	Value (†)
	Internet Software & Services — 5.7%
65,197	Alphabet, Inc., Class A(a)(b)	$73,619,800
168,456	Alphabet, Inc., Class C(a)(b)	187,937,936
15,012	Baidu, Inc., Sponsored ADR(a)(b)	3,647,916
448,953	eBay, Inc.(a)(b)	16,279,036
939,392	Facebook, Inc., Class A(a)(b)	182,542,654
7,580	MercadoLibre, Inc.(a)	2,265,889
103,668	VeriSign, Inc.(a)(b)	14,246,057
40,793	Zillow Group, Inc., Class C(a)(b)	2,409,235

		482,948,523

	IT Services — 3.9%
208,601	Automatic Data Processing, Inc.(a)	27,981,738
40,509	Black Knight, Inc.(a)(b)	2,169,257
124,578	Broadridge Financial Solutions, Inc.(a)	14,338,928
321,138	Cognizant Technology Solutions Corp., Class A(a)	25,366,691
235,256	Fidelity National Information Services, Inc.(a)	24,944,194
44,087	FleetCor Technologies, Inc.(a)(b)	9,286,926
389,246	International Business Machines Corp.(a)	54,377,666
192,336	Paychex, Inc.(a)	13,146,166
504,254	PayPal Holdings, Inc.(a)(b)	41,989,231
838,361	Visa, Inc., Class A(a)	111,040,914
379,264	Western Union Co. (The)(a)	7,710,437

		332,352,148

	Leisure Products — 0.1%
405,813	Mattel, Inc.(a)	6,663,449
35,016	Polaris Industries, Inc.(a)	4,278,255

		10,941,704

	Life Sciences Tools & Services — 0.2%
70,877	Illumina, Inc.(a)(b)	19,795,237

	Machinery — 1.6%
285,844	Caterpillar, Inc.(a)	38,780,456
116,361	Cummins, Inc.(a)	15,476,013
170,807	Deere & Co.(a)	23,878,819
131,499	Parker Hannifin Corp.(a)	20,494,119
180,965	Pentair PLC(a)	7,615,007
59,403	Snap-on, Inc.(a)	9,547,250
143,487	Stanley Black & Decker, Inc.(a)	19,056,509
63,479	Timken Co. (The)(a)	2,764,510

		137,612,683

	Media — 2.0%
1,897,476	Comcast Corp., Class A(a)	62,256,188
103,860	Liberty Broadband Corp., Class C(a)(b)	7,864,279
180,523	Liberty Global PLC, Series C(a)(b)	4,803,717
83,437	Liberty Latin America Ltd., Class C(a)(b)	1,617,009
222,965	News Corp., Class B(a)	3,533,995
189,560	Omnicom Group, Inc.(a)	14,457,741

See accompanying notes to financial statements.

|  22

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Gateway Fund – (continued)

Shares	Description	Value (†)
	Media — continued
1,323,068	Sirius XM Holdings, Inc.(a)	$8,957,170
668,287	Walt Disney Co. (The)(a)	70,043,161

		173,533,260

	Metals & Mining — 0.2%
171,684	Southern Copper Corp.(a)	8,046,829
206,058	Steel Dynamics, Inc.(a)	9,468,365
51,012	Worthington Industries, Inc.	2,140,974

		19,656,168

	Multi-Utilities — 1.4%
401,532	Ameren Corp.(a)	24,433,222
609,976	CenterPoint Energy, Inc.(a)	16,902,435
273,147	Consolidated Edison, Inc.(a)	21,300,003
374,870	Public Service Enterprise Group, Inc.(a)	20,295,462
541,369	WEC Energy Group, Inc.(a)	34,999,506

		117,930,628

	Multiline Retail — 0.4%
127,295	Nordstrom, Inc.(a)	6,591,335
364,432	Target Corp.(a)	27,740,564

		34,331,899

	Oil, Gas & Consumable Fuels — 5.2%
126,723	Cheniere Energy, Inc.(a)(b)	8,261,072
775,644	Chevron Corp.(a)	98,064,671
202,115	Concho Resources, Inc.(a)(b)	27,962,610
708,041	ConocoPhillips(a)	49,293,815
260,757	Continental Resources, Inc.(a)(b)	16,886,623
1,622,420	Exxon Mobil Corp.(a)	134,222,807
470,790	Gulfport Energy Corp.(a)(b)	5,917,830
88,456	HollyFrontier Corp.(a)	6,053,044
463,874	Occidental Petroleum Corp.(a)	38,816,976
279,397	ONEOK, Inc.(a)	19,510,293
314,511	Phillips 66(a)	35,322,731

		440,312,472

	Personal Products — 0.0%
59,560	Herbalife Nutrition Ltd.(a)(b)	3,199,563

	Pharmaceuticals — 4.4%
180,342	Allergan PLC(a)	30,066,618
612,235	Bristol-Myers Squibb Co.(a)	33,881,085
388,694	Eli Lilly & Co.(a)	33,167,259
27,123	Jazz Pharmaceuticals PLC(a)(b)	4,673,293
1,016,415	Johnson & Johnson(a)	123,331,796
1,046,762	Merck & Co., Inc.(a)	63,538,454
2,233,297	Pfizer, Inc.(a)	81,024,015

		369,682,520

See accompanying notes to financial statements.

23  |

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Gateway Fund – (continued)

Shares	Description	Value (†)
	Professional Services — 0.4%
53,481	Dun & Bradstreet Corp. (The)(a)	$6,559,444
50,995	ManpowerGroup, Inc.(a)	4,388,630
195,964	Verisk Analytics, Inc.(a)(b)	21,093,565

		32,041,639

	REITs – Apartments — 0.5%
192,021	Camden Property Trust(a)	17,498,874
617,097	UDR, Inc.(a)	23,165,821

		40,664,695

	REITs – Diversified — 0.2%
179,401	Digital Realty Trust, Inc.(a)	20,017,564

	REITs – Health Care — 0.4%
260,504	Healthcare Realty Trust, Inc.(a)	7,575,456
206,117	Sabra Health Care REIT, Inc.(a)	4,478,923
265,800	Senior Housing Properties Trust(a)	4,808,322
310,797	Ventas, Inc.(a)	17,699,889

		34,562,590

	REITs – Hotels — 0.1%
159,507	Park Hotels & Resorts, Inc.(a)	4,885,699

	REITs – Mortgage — 0.3%
644,819	AGNC Investment Corp.(a)	11,987,185
1,234,994	Annaly Capital Management, Inc.(a)	12,708,088

		24,695,273

	REITs – Office Property — 0.3%
217,750	Kilroy Realty Corp.(a)	16,470,610
276,737	Mack-Cali Realty Corp.(a)	5,612,226

		22,082,836

	REITs – Shopping Centers — 0.3%
354,094	Regency Centers Corp.(a)	21,982,156

	REITs – Storage — 0.2%
178,201	Extra Space Storage, Inc.(a)	17,786,242

	REITs – Warehouse/Industrials — 0.4%
664,704	Duke Realty Corp.(a)	19,296,357
271,168	Liberty Property Trust(a)	12,020,878

		31,317,235

	Road & Rail — 0.9%
146,168	Avis Budget Group, Inc.(a)(b)	4,750,460
63,846	Canadian Pacific Railway Ltd.(a)	11,685,095
581,003	CSX Corp.(a)	37,056,371
167,459	Hertz Global Holdings, Inc.(a)(b)	2,568,821
111,584	Old Dominion Freight Line, Inc.(a)	16,621,553

		72,682,300

See accompanying notes to financial statements.

|  24

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Gateway Fund – (continued)

Shares	Description	Value (†)
	Semiconductors & Semiconductor Equipment — 4.1%
422,682	Advanced Micro Devices, Inc.(a)(b)	$6,336,003
231,380	Analog Devices, Inc.(a)	22,193,970
700,989	Applied Materials, Inc.(a)	32,378,682
1,773,743	Intel Corp.(a)	88,172,765
172,347	Microchip Technology, Inc.(a)	15,674,960
417,907	Micron Technology, Inc.(a)(b)	21,915,043
238,186	NVIDIA Corp.(a)	56,426,263
594,824	QUALCOMM, Inc.(a)	33,381,523
156,838	Skyworks Solutions, Inc.(a)	15,158,393
221,363	Teradyne, Inc.(a)	8,427,289
453,301	Texas Instruments, Inc.(a)	49,976,435

		350,041,326

	Software — 6.2%
380,288	Activision Blizzard, Inc.(a)	29,023,580
256,488	Adobe Systems, Inc.(a)(b)	62,534,339
78,121	ANSYS, Inc.(a)(b)	13,607,116
383,459	Cadence Design Systems, Inc.(a)(b)	16,607,609
54,410	Check Point Software Technologies Ltd.(a)(b)	5,314,769
36,215	Dell Technologies, Inc., Class V(a)(b)	3,063,065
78,463	Fortinet, Inc.(a)(b)	4,898,445
2,903,845	Microsoft Corp.(a)	286,348,155
367,409	Nuance Communications, Inc.(a)(b)	5,101,474
1,255,543	Oracle Corp.(a)	55,319,225
102,299	PTC, Inc.(a)(b)	9,596,669
41,728	ServiceNow, Inc.(a)(b)	7,196,828
347,387	Symantec Corp.(a)	7,173,542
58,429	Take-Two Interactive Software, Inc.(a)(b)	6,915,656
49,369	VMware, Inc., Class A(a)(b)	7,255,762
44,172	Workday, Inc., Class A(a)(b)	5,350,113

		525,306,347

	Specialty Retail — 2.5%
261,528	American Eagle Outfitters, Inc.(a)	6,080,526
112,219	Foot Locker, Inc.(a)	5,908,330
178,688	Gap, Inc. (The)(a)	5,787,704
533,384	Home Depot, Inc. (The)(a)	104,063,218
119,254	L Brands, Inc.(a)	4,398,088
410,580	Lowe’s Cos., Inc.(a)	39,239,131
101,550	Tiffany & Co.(a)	13,363,980
337,121	TJX Cos., Inc. (The)(a)	32,087,177

		210,928,154

	Technology Hardware, Storage & Peripherals — 4.1%
1,855,581	Apple, Inc.(a)	343,486,599

	Textiles, Apparel & Luxury Goods — 0.5%
74,951	Lululemon Athletica, Inc.(a)(b)	9,357,632
212,485	Michael Kors Holdings Ltd.(a)(b)	14,151,501

See accompanying notes to financial statements.

25  |

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Gateway Fund – (continued)

Shares	Description	Value (†)
	Textiles, Apparel & Luxury Goods — continued
681,244	Under Armour, Inc., Class A(a)(b)	$15,314,365
108,010	Under Armour, Inc., Class C(b)	2,276,851

		41,100,349

	Tobacco — 1.0%
675,278	Altria Group, Inc.(a)	38,349,037
576,065	Philip Morris International, Inc.(a)	46,511,488
76,584	Vector Group Ltd.(a)	1,461,223

		86,321,748

	Trading Companies & Distributors — 0.1%
73,209	GATX Corp.(a)	5,434,304

	Wireless Telecommunication Services — 0.1%
187,217	Sprint Corp.(b)	1,018,460
71,226	T-Mobile US, Inc.(a)(b)	4,255,754

		5,274,214

	Total Common Stocks (Identified Cost $5,863,929,552)	8,250,539,595

	Total Purchased Options — 0.5%
	(Identified Cost $58,506,688) (see detail below)	44,901,715

Principal Amount
Short-Term Investments — 2.7%
$227,046,370	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/29/2018 at 1.100% to be repurchased at $227,067,182 on 7/02/2018 collateralized by $65,000,000 U.S. Treasury Note, 1.125% due 8/31/2021 valued at $62,263,630; $19,950,000 U.S. Treasury Note, 2.125% due 8/15/2021 valued at $19,802,131; $2,005,000 U.S. Treasury Note, 1.375% due 12/31/2018 valued at $2,010,409; $149,325,000 U.S. Treasury Note, 2.000% due 12/31/2021 valued at $147,513,538 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $227,046,370)	227,046,370

	Total Investments — 100.7% (Identified Cost $6,149,482,610)	8,522,487,680
	Other assets less liabilities — (0.7)%	(55,572,922)

	Net Assets — 100.0%	$8,466,914,758

See accompanying notes to financial statements.

|  26

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Gateway Fund – (continued)

Purchased Options — 0.5%

Description	Expiration Date	Exercise Price	Contracts	Notional Amount	Cost	Value (†)
Index Options — 0.5%
S&P 500® Index, Put(b)	07/20/2018	2,425	6,520	$1,772,377,240	$11,634,518	$1,467,000
S&P 500® Index, Put(b)	08/17/2018	2,475	3,502	951,973,174	6,977,735	3,677,100
S&P 500® Index, Put(b)	08/17/2018	2,500	3,593	976,710,341	7,230,912	4,329,565
S&P 500® Index, Put(b)	08/17/2018	2,550	4,280	1,163,462,360	6,519,263	6,826,600
S&P 500® Index, Put(b)	09/21/2018	2,475	4,334	1,178,141,558	10,044,045	9,079,730
S&P 500® Index, Put(b)	09/21/2018	2,500	3,546	963,934,002	8,900,075	8,297,640
S&P 500® Index, Put(b)	09/21/2018	2,525	4,284	1,164,549,708	7,200,140	11,224,080

Total					$58,506,688	$44,901,715

Written Options — (0.8%)

Description	Expiration Date	Exercise Price	Contracts	Notional Amount	Premiums (Received)	Value (†)
Index Options — (0.8%)
S&P 500® Index, Call	07/13/2018	2,760	(3,315)	$(901,139,655)	$(10,154,390)	$(2,701,725)
S&P 500® Index, Call	07/20/2018	2,700	(3,426)	(931,313,562)	(25,686,435)	(15,776,730)
S&P 500® Index, Call	07/20/2018	2,725	(3,178)	(863,897,986)	(15,636,185)	(9,422,770)
S&P 500® Index, Call	07/20/2018	2,775	(3,445)	(936,478,465)	(14,115,888)	(2,600,975)
S&P 500® Index, Call	07/20/2018	2,800	(3,334)	(906,304,558)	(8,660,065)	(941,855)
S&P 500® Index, Call	07/27/2018	2,740	(3,405)	(925,604,985)	(9,417,243)	(9,006,225)
S&P 500® Index, Call	08/17/2018	2,700	(3,133)	(851,665,321)	(26,622,667)	(19,628,245)
S&P 500® Index, Call	08/17/2018	2,775	(3,427)	(931,585,399)	(16,098,332)	(6,836,865)
S&P 500® Index, Call	08/17/2018	2,800	(3,396)	(923,158,452)	(12,726,510)	(3,837,480)

Total					$(139,117,715)	$(70,752,870)

(†)	See Note 2 of Notes to Financial Statements.
(a)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(b)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
REITs	Real Estate Investment Trusts

See accompanying notes to financial statements.

27  |

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Gateway Fund – (continued)

Industry Summary at June 30, 2018 (Unaudited)

Banks	6.2%
Software	6.2
Internet Software & Services	5.7
Oil, Gas & Consumable Fuels	5.2
Pharmaceuticals	4.4
Internet & Direct Marketing Retail	4.2
Semiconductors & Semiconductor Equipment	4.1
Technology Hardware, Storage & Peripherals	4.1
IT Services	3.9
Health Care Providers & Services	3.2
Biotechnology	3.0
Health Care Equipment & Supplies	2.9
Specialty Retail	2.5
Aerospace & Defense	2.5
Capital Markets	2.3
Insurance	2.1
Media	2.0
Beverages	2.0
Diversified Telecommunication Services	2.0
Other Investments, less than 2% each	29.5
Short-Term Investments	2.7

Total Investments	100.7
Other assets less liabilities (including open written options)	(0.7)

Net Assets	100.0%

See accompanying notes to financial statements.

|  28

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Gateway Equity Call Premium Fund

Shares	Description	Value (†)
Common Stocks — 99.5% of Net Assets
	Aerospace & Defense — 2.0%
1,830	Boeing Co. (The)(a)	$613,983
420	Huntington Ingalls Industries, Inc.(a)	91,052
596	KLX, Inc.(a)(b)	42,852
1,254	Lockheed Martin Corp.(a)	370,469
895	Rockwell Collins, Inc.(a)	120,539

		1,238,895

	Air Freight & Logistics — 0.7%
1,024	FedEx Corp.(a)	232,509
2,077	United Parcel Service, Inc., Class B(a)	220,640

		453,149

	Airlines — 0.5%
323	Alaska Air Group, Inc.(a)	19,506
2,610	Delta Air Lines, Inc.(a)	129,299
2,323	JetBlue Airways Corp.(a)(b)	44,091
1,288	United Continental Holdings, Inc.(a)(b)	89,812

		282,708

	Auto Components — 0.2%
437	Adient PLC(a)	21,496
393	Lear Corp.(a)	73,023

		94,519

	Automobiles — 0.4%
5,873	General Motors Co.(a)	231,396

	Banks — 6.3%
27,744	Bank of America Corp.(a)	782,103
7,943	Citigroup, Inc.(a)	531,546
1,756	Comerica, Inc.(a)	159,656
302	East West Bancorp, Inc.(a)	19,690
4,725	Fifth Third Bancorp(a)	135,607
483	First Republic Bank(a)	46,750
8,896	Huntington Bancshares, Inc.(a)	131,305
10,792	JPMorgan Chase & Co.(a)	1,124,526
148	Signature Bank(a)(b)	18,926
1,927	SunTrust Banks, Inc.(a)	127,221
229	SVB Financial Group(a)(b)	66,126
11,806	Wells Fargo & Co.(a)	654,525

		3,797,981

	Beverages — 1.6%
9,356	Coca-Cola Co. (The)(a)	410,354
5,220	PepsiCo, Inc.(a)	568,302

		978,656

	Biotechnology — 2.8%
4,731	AbbVie, Inc.(a)	438,327
302	Alexion Pharmaceuticals, Inc.(a)(b)	37,493

See accompanying notes to financial statements.

29  |

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Gateway Equity Call Premium Fund – (continued)

Shares	Description	Value (†)
	Biotechnology — continued
209	Alkermes PLC(b)	$8,603
272	Alnylam Pharmaceuticals, Inc.(a)(b)	26,789
2,210	Amgen, Inc.(a)	407,944
709	Biogen, Inc.(a)(b)	205,780
459	BioMarin Pharmaceutical, Inc.(a)(b)	43,238
3,025	Celgene Corp.(a)(b)	240,246
3,581	Gilead Sciences, Inc.(a)	253,678
932	Incyte Corp.(a)(b)	62,444

		1,724,542

	Building Products — 0.6%
1,461	A.O. Smith Corp.(a)	86,418
1,791	Fortune Brands Home & Security, Inc.(a)	96,159
3,462	Johnson Controls International PLC(a)	115,804
330	Lennox International, Inc.(a)	66,049

		364,430

	Capital Markets — 2.2%
4,185	Bank of New York Mellon Corp. (The)(a)	225,697
469	BlackRock, Inc.(a)	234,050
1,397	Goldman Sachs Group, Inc. (The)(a)	308,136
6,081	Morgan Stanley(a)	288,239
571	MSCI, Inc.(a)	94,461
1,207	Raymond James Financial, Inc.(a)	107,845
469	SEI Investments Co.(a)	29,322
1,022	TD Ameritrade Holding Corp.(a)	55,975

		1,343,725

	Chemicals — 1.8%
342	AdvanSix, Inc.(b)	12,528
1,579	Air Products & Chemicals, Inc.(a)	245,898
686	Albemarle Corp.(a)	64,711
940	Ashland Global Holdings, Inc.(a)	73,489
569	Celanese Corp., Series A(a)	63,193
2,051	Huntsman Corp.(a)	59,889
547	International Flavors & Fragrances, Inc.(a)	67,806
1,156	Nutrien Ltd.(a)	62,863
1,051	PPG Industries, Inc.(a)	109,020
1,761	Praxair, Inc.(a)	278,502
2,795	Valvoline, Inc.(a)	60,288

		1,098,187

	Commercial Services & Supplies — 0.4%
886	Waste Connections, Inc.(a)	66,698
2,413	Waste Management, Inc.(a)	196,274

		262,972

	Communications Equipment — 1.2%
74	Arista Networks, Inc.(a)(b)	19,054
959	ARRIS International PLC(a)(b)	23,443

See accompanying notes to financial statements.

|  30

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Gateway Equity Call Premium Fund – (continued)

Shares	Description	Value (†)
	Communications Equipment — continued
15,075	Cisco Systems, Inc.(a)	$648,677
213	Palo Alto Networks, Inc.(a)(b)	43,765

		734,939

	Consumer Finance — 1.1%
2,148	Ally Financial, Inc.(a)	56,428
2,883	American Express Co.(a)	282,534
2,260	Capital One Financial Corp.(a)	207,694
3,756	Synchrony Financial(a)	125,375

		672,031

	Containers & Packaging — 0.5%
1,178	Crown Holdings, Inc.(a)(b)	52,727
2,475	International Paper Co.(a)	128,898
866	Packaging Corp. of America(a)	96,810

		278,435

	Diversified Financial Services — 1.7%
5,569	Berkshire Hathaway, Inc., Class B(a)(b)	1,039,454

	Diversified Telecommunication Services — 2.1%
22,114	AT&T, Inc.(a)	710,081
11,520	Verizon Communications, Inc.(a)	579,571

		1,289,652

	Electric Utilities — 2.1%
8,882	Alliant Energy Corp.(a)	375,886
6,389	American Electric Power Co., Inc.(a)	442,438
1,083	Evergy, Inc.(a)	60,810
1,147	OGE Energy Corp.(a)	40,386
3,742	PG&E Corp.(a)	159,260
4,296	Southern Co. (The)(a)	198,948

		1,277,728

	Electrical Equipment — 0.5%
355	Acuity Brands, Inc.(a)	41,134
3,652	Emerson Electric Co.(a)	252,499

		293,633

	Electronic Equipment, Instruments & Components — 0.3%
755	Arrow Electronics, Inc.(a)(b)	56,836
768	Avnet, Inc.(a)	32,940
4,491	Flex Ltd.(a)(b)	63,368

		153,144

	Energy Equipment & Services — 0.9%
249	McDermott International, Inc.(b)	4,893
3,420	National Oilwell Varco, Inc.(a)	148,428
1,382	Oceaneering International, Inc.(a)	35,186
5,115	Schlumberger Ltd.(a)	342,858

		531,365

See accompanying notes to financial statements.

31  |

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Gateway Equity Call Premium Fund – (continued)

Shares	Description	Value (†)
	Food & Staples Retailing — 1.6%
1,649	Costco Wholesale Corp.(a)	$344,608
2,035	Sysco Corp.(a)	138,970
2,805	Walgreens Boots Alliance, Inc.(a)	168,342
3,695	Walmart, Inc.(a)	316,477

		968,397

	Food Products — 1.0%
1,272	Hain Celestial Group, Inc. (The)(a)(b)	37,906
375	Ingredion, Inc.(a)	41,512
2,285	Kellogg Co.(a)	159,653
6,766	Mondelez International, Inc., Class A(a)	277,406
808	Post Holdings, Inc.(a)(b)	69,504
535	TreeHouse Foods, Inc.(a)(b)	28,093

		614,074

	Gas Utilities — 0.1%
1,514	UGI Corp.(a)	78,834

	Health Care Equipment & Supplies — 2.8%
6,581	Abbott Laboratories(a)	401,375
393	Align Technology, Inc.(a)(b)	134,461
541	Cooper Cos., Inc. (The)(a)	127,378
858	DENTSPLY SIRONA, Inc.(a)	37,555
2,327	Hologic, Inc.(a)(b)	92,498
697	IDEXX Laboratories, Inc.(a)(b)	151,904
5,057	Medtronic PLC(a)	432,930
1,317	ResMed, Inc.(a)	136,415
926	STERIS PLC(a)	97,239
289	Teleflex, Inc.(a)	77,513

		1,689,268

	Health Care Providers & Services — 3.3%
1,372	Anthem, Inc.(a)	326,577
1,168	Centene Corp.(a)(b)	143,909
3,223	CVS Health Corp.(a)	207,400
2,633	Express Scripts Holding Co.(a)(b)	203,294
1,035	McKesson Corp.(a)	138,069
379	MEDNAX, Inc.(a)(b)	16,403
3,427	UnitedHealth Group, Inc.(a)	840,780
389	WellCare Health Plans, Inc.(a)(b)	95,788

		1,972,220

	Health Care Technology — 0.1%
476	Veeva Systems, Inc., Class A(a)(b)	36,585

	Hotels, Restaurants & Leisure — 1.5%
116	Domino’s Pizza, Inc.(a)	32,732
867	Hilton Grand Vacations, Inc.(a)(b)	30,085
2,240	Hilton Worldwide Holdings, Inc.(a)	177,318
671	Las Vegas Sands Corp.(a)	51,237
1,020	McDonald’s Corp.(a)	159,824

See accompanying notes to financial statements.

|  32

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Gateway Equity Call Premium Fund – (continued)

Shares	Description	Value (†)
	Hotels, Restaurants & Leisure — continued
3,424	MGM Resorts International(a)	$99,399
4,196	Starbucks Corp.(a)	204,975
221	Yum China Holdings, Inc.	8,500
1,755	Yum! Brands, Inc.(a)	137,276

		901,346

	Household Durables — 0.3%
1,508	Leggett & Platt, Inc.(a)	67,317
1,415	Newell Brands, Inc.(a)	36,493
2,731	Toll Brothers, Inc.(a)	101,020

		204,830

	Household Products — 1.7%
2,291	Church & Dwight Co., Inc.(a)	121,790
856	Clorox Co. (The)(a)	115,774
1,475	Kimberly-Clark Corp.(a)	155,376
8,248	Procter & Gamble Co. (The)(a)	643,839

		1,036,779

	Industrial Conglomerates — 2.0%
1,885	3M Co.(a)	370,817
28,602	General Electric Co.(a)	389,273
3,159	Honeywell International, Inc.(a)	455,054

		1,215,144

	Insurance — 2.0%
1,273	American Financial Group, Inc.(a)	136,631
2,703	Arch Capital Group Ltd.(a)(b)	71,521
2,266	Chubb Ltd.(a)	287,827
1,334	Cincinnati Financial Corp.(a)	89,191
2,193	Lincoln National Corp.(a)	136,514
2,452	Prudential Financial, Inc.(a)	229,287
441	Reinsurance Group of America, Inc.(a)	58,865
592	RenaissanceRe Holdings Ltd.(a)	71,230
949	Willis Towers Watson PLC(a)	143,868

		1,224,934

	Internet & Direct Marketing Retail — 4.5%
1,096	Amazon.com, Inc.(a)(b)	1,862,981
157	Booking Holdings, Inc.(a)(b)	318,253
47	Liberty Expedia Holdings, Inc., Series A(a)(b)	2,065
1,254	Netflix, Inc.(a)(b)	490,853
1,552	Qurate Retail, Inc., Class A(a)(b)	32,934

		2,707,086

	Internet Software & Services — 5.3%
259	Alibaba Group Holding Ltd., Sponsored ADR(a)(b)	48,052
917	Alphabet, Inc., Class A(a)(b)	1,035,467
726	Alphabet, Inc., Class C(a)(b)	809,962
6,725	Facebook, Inc., Class A(a)(b)	1,306,802

		3,200,283

See accompanying notes to financial statements.

33  |

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Gateway Equity Call Premium Fund – (continued)

Shares	Description	Value (†)
	IT Services — 4.2%
2,178	Accenture PLC, Class A(a)	$356,299
680	Amdocs Ltd.(a)	45,009
223	FleetCor Technologies, Inc.(a)(b)	46,975
543	Gartner, Inc.(a)(b)	72,165
1,053	Global Payments, Inc.(a)	117,399
2,806	International Business Machines Corp.(a)	391,998
2,885	MasterCard, Inc., Class A(a)	566,960
1,745	Paychex, Inc.(a)	119,271
6,270	Visa, Inc., Class A(a)	830,462

		2,546,538

	Leisure Products — 0.1%
590	Brunswick Corp.(a)	38,043
224	Polaris Industries, Inc.(a)	27,369

		65,412

	Life Sciences Tools & Services — 0.7%
480	Illumina, Inc.(a)(b)	134,059
1,410	Thermo Fisher Scientific, Inc.(a)	292,068

		426,127

	Machinery — 1.2%
425	AGCO Corp.(a)	25,806
2,587	Caterpillar, Inc.(a)	350,978
789	Cummins, Inc.(a)	104,937
1,079	IDEX Corp.(a)	147,262
339	WABCO Holdings, Inc.(a)(b)	39,670
374	Wabtec Corp.(a)	36,869

		705,522

	Media — 2.3%
871	AMC Networks, Inc., Class A(a)(b)	54,176
14,234	Comcast Corp., Class A(a)	467,018
628	GCI Liberty, Inc., Class A(a)(b)	28,310
7,571	Sirius XM Holdings, Inc.(a)	51,256
6,038	Twenty-First Century Fox, Inc., Class A(a)	300,028
4,695	Walt Disney Co. (The)(a)	492,083

		1,392,871

	Metals & Mining — 0.3%
6,260	Barrick Gold Corp.(a)	82,194
1,565	Steel Dynamics, Inc.(a)	71,912

		154,106

	Multi-Utilities — 0.4%
4,713	Public Service Enterprise Group, Inc.(a)	255,162

	Multiline Retail — 0.2%
1,780	Nordstrom, Inc.(a)	92,168

	Oil, Gas & Consumable Fuels — 5.6%
1,236	Cheniere Energy, Inc.(a)(b)	80,575
6,080	Chevron Corp.(a)	768,694

See accompanying notes to financial statements.

|  34

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Gateway Equity Call Premium Fund – (continued)

Shares	Description	Value (†)
	Oil, Gas & Consumable Fuels — continued
1,213	Concho Resources, Inc.(a)(b)	$167,819
6,360	Encana Corp.(a)	82,998
1,343	Energen Corp.(a)(b)	97,797
12,713	Exxon Mobil Corp.(a)	1,051,747
1,026	HollyFrontier Corp.(a)	70,209
3,648	Noble Energy, Inc.(a)	128,701
3,961	Occidental Petroleum Corp.(a)	331,457
2,749	Phillips 66(a)	308,740
1,049	Pioneer Natural Resources Co.(a)	198,513
695	Whiting Petroleum Corp.(a)(b)	36,640
5,217	WPX Energy, Inc.(a)(b)	94,063

		3,417,953

	Pharmaceuticals — 4.1%
1,251	Allergan PLC(a)	208,567
4,361	Bristol-Myers Squibb Co.(a)	241,338
3,264	Eli Lilly & Co.(a)	278,517
199	Jazz Pharmaceuticals PLC(a)(b)	34,288
7,937	Johnson & Johnson(a)	963,075
2,187	Merck & Co., Inc.(a)	132,751
17,619	Pfizer, Inc.(a)	639,217

		2,497,753

	Professional Services — 0.3%
310	ManpowerGroup, Inc.(a)	26,678
1,334	Verisk Analytics, Inc.(a)(b)	143,592

		170,270

	Real Estate Management & Development — 0.0%
176	Jones Lang LaSalle, Inc.(a)	29,214

	REITs – Apartments — 0.8%
1,681	American Campus Communities, Inc.(a)	72,081
423	Camden Property Trust(a)	38,548
443	Essex Property Trust, Inc.(a)	105,908
1,035	Mid-America Apartment Communities, Inc.(a)	104,193
3,862	UDR, Inc.(a)	144,980

		465,710

	REITs – Diversified — 0.7%
1,899	Crown Castle International Corp.(a)	204,750
1,330	Digital Realty Trust, Inc.(a)	148,401
540	SBA Communications Corp.(a)(b)	89,165

		442,316

	REITs – Hotels — 0.1%
1,828	Park Hotels & Resorts, Inc.(a)	55,992

	REITs – Mortgage — 0.2%
3,683	AGNC Investment Corp.(a)	68,467
8,083	Annaly Capital Management, Inc.(a)	83,174

		151,641

See accompanying notes to financial statements.

35  |

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Gateway Equity Call Premium Fund – (continued)

Shares	Description	Value (†)
	REITs – Office Property — 0.3%
1,019	Kilroy Realty Corp.(a)	$77,077
1,081	SL Green Realty Corp.(a)	108,673

		185,750

	REITs – Shopping Centers — 0.2%
1,845	Regency Centers Corp.(a)	114,538

	REITs – Single Tenant — 0.3%
1,710	National Retail Properties, Inc.(a)	75,172
1,828	Realty Income Corp.(a)	98,328

		173,500

	REITs – Storage — 0.2%
1,120	Extra Space Storage, Inc.(a)	111,787

	REITs – Warehouse/Industrials — 0.2%
4,510	Duke Realty Corp.(a)	130,925

	Road & Rail — 1.0%
1,121	Norfolk Southern Corp.(a)	169,125
469	Old Dominion Freight Line, Inc.(a)	69,862
2,732	Union Pacific Corp.(a)	387,070

		626,057

	Semiconductors & Semiconductor Equipment — 3.9%
5,471	Applied Materials, Inc.(a)	252,706
13,503	Intel Corp.(a)	671,234
2,720	Maxim Integrated Products, Inc.(a)	159,555
1,879	NVIDIA Corp.(a)	445,135
1,064	NXP Semiconductors NV(a)(b)	116,263
4,550	QUALCOMM, Inc.(a)	255,346
3,730	Texas Instruments, Inc.(a)	411,233
981	Versum Materials, Inc.(a)	36,444

		2,347,916

	Software — 6.5%
2,778	Activision Blizzard, Inc.(a)	212,017
1,525	Adobe Systems, Inc.(a)(b)	371,810
560	ANSYS, Inc.(a)(b)	97,541
1,739	Cadence Design Systems, Inc.(a)(b)	75,316
825	CDK Global, Inc.(a)	53,666
264	Check Point Software Technologies Ltd.(a)(b)	25,788
275	Dell Technologies, Inc., Class V(a)(b)	23,259
342	Fortinet, Inc.(a)(b)	21,351
21,391	Microsoft Corp.(a)	2,109,367
8,872	Oracle Corp.(a)	390,900
2,196	salesforce.com, inc.(a)(b)	299,534
539	ServiceNow, Inc.(a)(b)	92,961
1,052	Synopsys, Inc.(a)(b)	90,020
596	Take-Two Interactive Software, Inc.(a)(b)	70,543
135	Ultimate Software Group, Inc. (The)(a)(b)	34,737

		3,968,810

See accompanying notes to financial statements.

|  36

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Gateway Equity Call Premium Fund – (continued)

Shares	Description	Value (†)
	Specialty Retail — 2.6%
606	Advance Auto Parts, Inc.(a)	$82,234
1,011	Dick’s Sporting Goods, Inc.(a)	35,638
1,145	Foot Locker, Inc.(a)	60,284
3,807	Home Depot, Inc. (The)(a)	742,746
2,921	Lowe’s Cos., Inc.(a)	279,160
2,887	TJX Cos., Inc. (The)(a)	274,785
334	Ulta Beauty, Inc.(a)(b)	77,976
583	Williams-Sonoma, Inc.(a)	35,784

		1,588,607

	Technology Hardware, Storage & Peripherals — 4.5%
13,419	Apple, Inc.(a)	2,483,991
6,840	Hewlett Packard Enterprise Co.(a)	99,932
7,665	HP, Inc.(a)	173,919

		2,757,842

	Textiles, Apparel & Luxury Goods — 0.9%
388	Carter’s, Inc.(a)	42,055
3,129	Hanesbrands, Inc.(a)	68,901
344	Lululemon Athletica, Inc.(a)(b)	42,948
4,597	NIKE, Inc., Class B(a)	366,289
849	Skechers U.S.A., Inc., Class A(a)(b)	25,479

		545,672

	Tobacco — 1.3%
6,758	Altria Group, Inc.(a)	383,787
4,913	Philip Morris International, Inc.(a)	396,676

		780,463

	Water Utilities — 0.3%
1,820	American Water Works Co., Inc.(a)	155,392

	Wireless Telecommunication Services — 0.0%
1,378	Sprint Corp.(b)	7,496

	Total Common Stocks (Identified Cost $44,751,083)	60,354,831

Principal Amount
Short-Term Investments — 1.8%
$1,066,922	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/29/2018 at 1.100% to be repurchased at $1,067,020 on 7/02/2018 collateralized by $1,105,000 U.S. Treasury Note, 2.125% due 12/31/2022 valued at $1,089,131 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $1,066,922)	1,066,922

	Total Investments — 101.3% (Identified Cost $45,818,005)	61,421,753
	Other assets less liabilities — (1.3)%	(763,353)

	Net Assets — 100.0%	$60,658,400

See accompanying notes to financial statements.

37  |

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Gateway Equity Call Premium Fund – (continued)

Written Options — (0.9%)

Description	Expiration Date	Exercise Price	Contracts	Notional Amount	Premiums (Received)	Value (†)
Index Options — (0.9%)
S&P 500® Index, Call	07/13/2018	2,760	(24)	$(6,524,088)	$(74,340)	$(19,560)
S&P 500® Index, Call	07/20/2018	2,700	(25)	(6,795,925)	(187,438)	(115,125)
S&P 500® Index, Call	07/20/2018	2,725	(23)	(6,252,251)	(113,542)	(68,195)
S&P 500® Index, Call	07/20/2018	2,775	(26)	(7,067,762)	(106,535)	(19,630)
S&P 500® Index, Call	07/20/2018	2,800	(24)	(6,524,088)	(62,340)	(6,780)
S&P 500® Index, Call	07/27/2018	2,740	(23)	(6,252,251)	(63,611)	(60,835)
S&P 500® Index, Call	08/17/2018	2,700	(25)	(6,795,925)	(212,438)	(156,625)
S&P 500® Index, Call	08/17/2018	2,775	(25)	(6,795,925)	(117,437)	(49,875)
S&P 500® Index, Call	08/17/2018	2,800	(24)	(6,524,088)	(89,940)	(27,120)

Total					$(1,027,621)	$(523,745)

(†)	See Note 2 of Notes to Financial Statements.
(a)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(b)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
REITs	Real Estate Investment Trusts

See accompanying notes to financial statements.

|  38

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Gateway Equity Call Premium Fund – (continued)

Industry Summary at June 30, 2018 (Unaudited)

Software	6.5%
Banks	6.3
Oil, Gas & Consumable Fuels	5.6
Internet Software & Services	5.3
Technology Hardware, Storage & Peripherals	4.5
Internet & Direct Marketing Retail	4.5
IT Services	4.2
Pharmaceuticals	4.1
Semiconductors & Semiconductor Equipment	3.9
Health Care Providers & Services	3.3
Biotechnology	2.8
Health Care Equipment & Supplies	2.8
Specialty Retail	2.6
Media	2.3
Capital Markets	2.2
Diversified Telecommunication Services	2.1
Electric Utilities	2.1
Aerospace & Defense	2.0
Insurance	2.0
Industrial Conglomerates	2.0
Other Investments, less than 2% each	28.4
Short-Term Investments	1.8

Total Investments	101.3
Other assets less liabilities (including open written options)	(1.3)

Net Assets	100.0%

See accompanying notes to financial statements.

39  |

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Mirova Global Green Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 94.5% of Net Assets
	Australia — 0.4%
100,000	National Australia Bank Ltd., GMTN, 0.350%, 9/07/2022, (EUR)(a)	$116,393

	Austria — 1.3%
300,000	Verbund AG, 1.500%, 11/20/2024, (EUR)(a)	367,720

	Belgium — 2.2%
500,000	Kingdom of Belgium, Series 86, 1.250%, 4/22/2033, (EUR)(a)	597,855

	Brazil — 0.7%
200,000	Fibria Overseas Finance Ltd., 5.500%, 1/17/2027	199,000

	Canada — 2.7%
1,000,000	Province of Ontario Canada, 1.950%, 1/27/2023, (CAD)(a)	744,297

	Denmark — 0.9%
200,000	Orsted AS, 1.500%, 11/26/2029, (EUR)(a)	232,793

	Finland — 0.7%
200,000	Municipality Finance PLC, 1.375%, 9/21/2021(a)	190,535

	France — 15.9%
100,000	Agence Francaise de Developpement, EMTN, 1.375%, 9/17/2024, (EUR)(a)	124,651
400,000	Electricite de France S.A., 3.625%, 10/13/2025(a)	391,607
400,000	Electricite de France S.A., EMTN, 1.000%, 10/13/2026, (EUR)(a)	455,029
100,000	Engie S.A., EMTN, 1.500%, 3/27/2028, (EUR)(a)	119,373
1,450,000	France Government Bond OAT, 1.750%, 6/25/2039, (EUR)(a)	1,836,656
300,000	ICADE, 1.500%, 9/13/2027, (EUR)(a)	343,865
100,000	SNCF Reseau EPIC, EMTN, 1.000%, 11/09/2031, (EUR)(a)	115,253
400,000	SNCF Reseau EPIC, EMTN, 1.875%, 3/30/2034, (EUR)(a)	506,956
400,000	Unibail-Rodamco SE, EMTN, 1.000%, 3/14/2025, (EUR)(a)	469,658

		4,363,048

	Germany — 3.6%
100,000	Berlin Hyp AG, 0.500%, 9/26/2023, (EUR)(a)	116,768
100,000	Deutsche Kreditbank AG, Series 100, 0.625%, 6/08/2021, (EUR)(a)	117,902
100,000	Kreditanstalt fuer Wiederaufbau, 1.750%, 10/15/2019(a)	98,940
400,000	Kreditanstalt fuer Wiederaufbau, 2.000%, 9/29/2022(a)	385,866
370,000	Kreditanstalt fuer Wiederaufbau, MTN, 2.400%, 7/02/2020, (AUD)(a)	274,266

		993,742

	India — 2.0%
600,000	Indian Railway Finance Corp. Ltd., 3.835%, 12/13/2027(a)	557,604

	Indonesia — 0.7%
200,000	Republic of Indonesia, 3.750%, 3/01/2023(a)	195,828

	Italy — 3.8%
400,000	Ferrovie dello Stato Italiane S.p.A., EMTN, 0.875%, 12/07/2023, (EUR)(a)	458,398
200,000	Hera SpA, EMTN, 2.375%, 7/04/2024, (EUR)(a)	250,563
300,000	Intesa Sanpaolo SpA, EMTN, 0.875%, 6/27/2022, (EUR)(a)	343,091

		1,052,052

See accompanying notes to financial statements.

|  40

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Mirova Global Green Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Japan — 6.0%
700,000	Mizuho Financial Group, Inc., EMTN, 0.956%, 10/16/2024, (EUR)(a)	$817,057
700,000	Sumitomo Mitsui Financial Group, Inc., EMTN, 0.934%, 10/11/2024, (EUR)(a)	816,520

		1,633,577

	Korea — 2.2%
400,000	Hyundai Capital Services, Inc., 2.875%, 3/16/2021(a)	391,192
200,000	Korea Water Resources Corp., EMTN, 3.875%, 5/15/2023(a)	201,191

		592,383

	Mexico — 0.7%
200,000	Nacional Financiera SNC, 3.375%, 11/05/2020	199,000

	Netherlands — 17.7%
500,000	Enel Finance International NV, EMTN, 1.000%, 9/16/2024, (EUR)(a)	576,484
600,000	Enel Finance International NV, EMTN, 1.125%, 9/16/2026, (EUR)(a)	662,524
500,000	Iberdrola International BV, (fixed rate to 5/22/2023, variable rate thereafter), 1.875%, (EUR)(a)(b)	557,624
500,000	Iberdrola International BV, EMTN, 1.125%, 4/21/2026, (EUR)(a)	576,828
100,000	innogy Finance BV, EMTN, 1.250%, 10/19/2027, (EUR)(a)	114,148
1,000,000	Nederlandse Waterschapsbank NV, 2.375%, 3/24/2026(a)	948,728
100,000	Nederlandse Waterschapsbank NV, EMTN, 1.000%, 9/03/2025, (EUR)	121,843
100,000	TenneT Holding BV, (fixed rate to 6/01/2024, variable rate thereafter), 2.995%, (EUR)(b)	116,868
100,000	TenneT Holding BV, EMTN, 1.250%, 10/24/2033, (EUR)(a)	111,428
300,000	TenneT Holding BV, EMTN, 1.375%, 6/26/2029, (EUR)(a)	352,008
400,000	TenneT Holding BV, EMTN, 1.750%, 6/04/2027, (EUR)(a)	494,702
200,000	TenneT Holding BV, EMTN, 1.875%, 6/13/2036, (EUR)	237,012

		4,870,197

	Norway — 0.7%
200,000	Kommunalbanken AS, MTN, 1.375%, 10/26/2020(a)	193,833

	Spain — 0.4%
100,000	ACS Servicios Comunicaciones y Energia, S.L., 1.875%, 4/20/2026, (EUR)(a)	114,375

	Supranationals — 9.6%
100,000	Asian Development Bank, GMTN, 2.375%, 8/10/2027(a)	94,992
100,000	European Investment Bank, 1.500%, 11/15/2047, (EUR)(a)	117,432
100,000	European Investment Bank, 2.125%, 4/13/2026(a)	93,758
200,000	European Investment Bank, 2.375%, 5/24/2027(a)	189,694
700,000	European Investment Bank, 2.500%, 10/15/2024(a)	679,240
600,000	European Investment Bank, EMTN, 0.500%, 11/13/2037, (EUR)(a)	607,921
200,000	International Bank for Reconstruction & Development, Series GDIF, 2.125%, 3/03/2025(a)	190,000
600,000	International Finance Corp., GMTN, 2.000%, 10/24/2022(a)	579,059
100,000	International Finance Corp., GMTN, 2.125%, 4/07/2026(a)	93,962

		2,646,058

	Sweden — 4.3%
1,200,000	Svensk Exportkredit AB, GMTN, 1.875%, 6/23/2020(a)	1,178,843

See accompanying notes to financial statements.

41  |

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Mirova Global Green Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	United Kingdom — 5.8%
500,000	Anglian Water Services Financing PLC, EMTN, 1.625%, 8/10/2025, (GBP)(a)	$639,706
600,000	SSE PLC, EMTN, 0.875%, 9/06/2025, (EUR)(a)	695,712
200,000	Transport for London, EMTN, 2.125%, 4/24/2025, (GBP)(a)	269,018

		1,604,436

	United States — 12.2%
300,000	Apple, Inc., 2.850%, 2/23/2023(a)	295,319
900,000	Apple, Inc., 3.000%, 6/20/2027(a)	855,447
300,000	Bank of America Corp., (fixed rate to 5/17/2021, variable rate thereafter), MTN, 3.499%, 5/17/2022(a)	299,897
400,000	Digital Realty Trust LP, 3.950%, 7/01/2022(a)	404,088
500,000	DTE Electric Co., Series A, 4.050%, 5/15/2048(a)	496,531
400,000	Southern Power Co., 4.150%, 12/01/2025(a)	400,621
500,000	Southern Power Co., Series 2016, 1.000%, 6/20/2022, (EUR)(a)	594,422

		3,346,325

	Total Bonds and Notes (Identified Cost $25,684,262)	25,989,894

	Total Investments — 94.5% (Identified Cost $25,684,262)	25,989,894
	Other assets less liabilities — 5.5%	1,504,562

	Net Assets — 100.0%	$27,494,456

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.
(a)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(b)	Perpetual bond with no specified maturity date.

EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound

At June 30, 2018, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2 Year U.S. Treasury Note	9/28/2018	10	$2,120,801	$2,118,281	$(2,520)
30 Year U.S. Treasury Bond	9/19/2018	1	145,416	145,000	(416)
German Euro BOBL	9/06/2018	5	768,070	771,740	3,670
German Euro Bund	9/06/2018	1	186,265	189,826	3,561

Total					$4,295

See accompanying notes to financial statements.

|  42

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Mirova Global Green Bond Fund – (continued)

At June 30, 2018, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Year U.S. Treasury Note	9/19/2018	7	$837,892	$841,313	$(3,421)
5 Year U.S. Treasury Note	9/28/2018	20	2,279,600	2,272,344	7,256
Australian Dollar	9/17/2018	5	383,460	369,899	13,561
British Pound	9/17/2018	12	1,011,189	992,700	18,489
Canadian Dollar	9/18/2018	11	855,712	837,760	17,952
Euro	9/17/2018	98	14,525,459	14,377,213	148,246
Euro-Buxl® 30 Year Bond	9/06/2018	1	204,994	207,518	(2,524)
Euro Schatz	9/06/2018	8	1,045,588	1,047,143	(1,555)
UK Long Gilt	9/26/2018	2	325,183	324,817	366
Ultra Long U.S. Treasury Bond	9/19/2018	1	159,967	159,562	405

Total					$198,775

Industry Summary at June 30, 2018 (Unaudited)

Utility – Electric	21.7%
Bank	16.2
Financial	12.2
Industrial	10.3
Supra-National	9.6
Government National	9.6
Government Agency	4.9
Government Regional	3.4
Special Purpose	3.0
Transportation – Rail	2.7
Gas Transmission	0.9

Total Investments	94.5
Other assets less liabilities (including futures contracts)	5.5

Net Assets	100.0%

Currency Exposure Summary at June 30, 2018 (Unaudited)

Euro	51.8%
United States Dollar	35.7
British Pound	3.3
Canadian Dollar	2.7
Australian Dollar	1.0

Total Investments	94.5
Other assets less liabilities (including futures contracts)	5.5

Net Assets	100.0%

See accompanying notes to financial statements.

43  |

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Mirova Global Sustainable Equity Fund

Shares	Description	Value (†)
Common Stocks — 95.3% of Net Assets
	Belgium — 3.0%
33,231	KBC Groep NV	$2,552,143

	China — 1.1%
153,000	BYD Co. Ltd.	943,496

	Denmark — 7.9%
13,365	Chr. Hansen Holding AS	1,230,393
7,933	Coloplast AS, Series B	792,049
56,338	Novo Nordisk AS, Class B	2,602,284
13,797	Novozymes AS	697,828
22,576	Vestas Wind Systems AS	1,393,759

		6,716,313

	France — 5.4%
15,000	Danone	1,095,187
18,505	Essilor International Cie Generale d’Optique S.A.	2,609,134
16,666	Valeo S.A.	908,690

		4,613,011

	Germany — 4.8%
4,373	Allianz SE, (Registered)	901,077
11,566	Fresenius SE & Co. KGaA, Sponsored ADR	926,027
25,800	Symrise AG	2,256,839

		4,083,943

	Hong Kong — 2.2%
214,737	AIA Group Ltd.	1,870,662

	Ireland — 3.5%
39,700	Eaton Corp. PLC	2,967,178

	Japan — 5.3%
9,000	Rinnai Corp.	793,181
87,900	Sekisui House Ltd.	1,553,578
34,100	Toyota Motor Corp.	2,205,212

		4,551,971

	Netherlands — 3.3%
6,378	ASML Holding NV	1,262,109
27,884	Unilever NV	1,553,611

		2,815,720

	Singapore — 1.2%
1,437,900	Raffles Medical Group Ltd.	1,064,320

	Switzerland — 0.7%
1,413	Geberit AG, (Registered)	604,996

	United Kingdom — 6.3%
20,700	Aptiv PLC	1,896,741
5,733	Delphi Technologies PLC	260,622
411,684	Legal & General Group PLC	1,440,004
77,029	Prudential PLC	1,755,978

		5,353,345

See accompanying notes to financial statements.

|  44

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Mirova Global Sustainable Equity Fund – (continued)

Shares	Description	Value (†)
	United States — 50.6%
26,300	A.O. Smith Corp.	$1,555,645
8,100	Acuity Brands, Inc.	938,547
3,851	Alphabet, Inc., Class A(a)	4,348,511
1,200	Amazon.com, Inc.(a)	2,039,760
13,074	American Water Works Co., Inc.	1,116,258
28,687	Danaher Corp.	2,830,833
19,900	Ecolab, Inc.	2,792,567
8,700	Ellie Mae, Inc.(a)	903,408
5,800	Estee Lauder Cos., Inc. (The), Class A	827,602
12,100	Facebook, Inc., Class A(a)	2,351,272
20,100	Gilead Sciences, Inc.	1,423,884
2,200	Illumina, Inc.(a)	614,438
5,700	International Flavors & Fragrances, Inc.	706,572
21,300	MasterCard, Inc., Class A	4,185,876
38,863	Microsoft Corp.	3,832,280
7,796	NextEra Energy, Inc.	1,302,166
17,900	Oracle Corp.	788,674
8,500	Roper Technologies, Inc.	2,345,235
11,500	Signature Bank(a)	1,470,620
16,600	Thermo Fisher Scientific, Inc.	3,438,524
19,000	Visa, Inc., Class A	2,516,550
9,400	Watts Water Technologies, Inc., Series A	736,960

		43,066,182

	Total Common Stocks (Identified Cost $70,055,575)	81,203,280

Principal Amount
Short-Term Investments — 4.9%
$4,128,772	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/29/2018 at 1.100% to be repurchased at $4,129,151 on 7/02/2018 collateralized by $4,275,000 U.S. Treasury Note, 2.125% due 12/31/2022 valued at $4,213,607 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $4,128,772)	4,128,772

	Total Investments — 100.2% (Identified Cost $74,184,347)	85,332,052
	Other assets less liabilities — (0.2)%	(138,809)

	Net Assets — 100.0%	$85,193,243

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

See accompanying notes to financial statements.

45  |

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Mirova Global Sustainable Equity Fund – (continued)

Industry Summary at June 30, 2018 (Unaudited)

Chemicals	9.0%
IT Services	7.9
Internet Software & Services	7.9
Health Care Equipment & Supplies	7.2
Insurance	7.1
Software	6.5
Electrical Equipment	6.2
Life Sciences Tools & Services	4.7
Banks	4.7
Automobiles	3.7
Auto Components	3.6
Pharmaceuticals	3.1
Personal Products	2.8
Industrial Conglomerates	2.8
Household Durables	2.7
Building Products	2.5
Internet & Direct Marketing Retail	2.4
Health Care Providers & Services	2.3
Other Investments, less than 2% each	8.2
Short-Term Investments	4.9

Total Investments	100.2
Other assets less liabilities	(0.2)

Net Assets	100.0%

Currency Exposure Summary at June 30, 2018 (Unaudited)

United States Dollar	61.5%
Euro	16.5
Danish Krone	7.9
Japanese Yen	5.3
British Pound	3.8
Hong Kong Dollar	3.3
Other, less than 2% each	1.9

Total Investments	100.2
Other assets less liabilities	(0.2)

Net Assets	100.0%

See accompanying notes to financial statements.

|  46

Statements of Assets and Liabilities

June 30, 2018 (Unaudited)

	Gateway Fund	Gateway Equity Call Premium Fund	Mirova Global Green Bond Fund
ASSETS
Investments at cost	$6,149,482,610	$45,818,005	$25,684,262
Net unrealized appreciation	2,373,005,070	15,603,748	305,632

Investments at value	8,522,487,680	61,421,753	25,989,894
Cash	143,010	84	—
Due from brokers (Note 2)	—	—	152,874
Foreign currency at value (identified cost $0, $0 and $870,703, respectively)	—	—	865,315
Receivable for Fund shares sold	11,998,536	848	5,600
Receivable for securities sold	9,520,245	—	981,884
Dividends and interest receivable	6,622,248	54,523	138,668
Tax reclaims receivable	—	—	586
Unrealized appreciation on futures contracts (Note 2)	—	—	213,506
Prepaid expenses (Note 8)	9,337	74	30

TOTAL ASSETS	8,550,781,056	61,477,282	28,348,357

LIABILITIES
Options written, at value (premiums received $139,117,715, $1,027,621 and $0, respectively) (Note 2)	70,752,870	523,745	—
Payable for securities purchased	143,010	—	404,580
Payable for Fund shares redeemed	7,362,991	149,135	27
Payable to custodian bank (Note 9)	—	—	383,700
Unrealized depreciation on futures contracts (Note 2)	—	—	10,436
Management fees payable (Note 6)	3,933,488	22,101	1,254
Deferred Trustees’ fees (Note 6)	687,289	31,505	5,129
Administrative fees payable (Note 6)	314,301	2,353	1,014
Payable to distributor (Note 6d)	61,073	325	14
Other accounts payable and accrued expenses	611,276	89,718	47,747

TOTAL LIABILITIES	83,866,298	818,882	853,901

NET ASSETS	$8,466,914,758	$60,658,400	$27,494,456

NET ASSETS CONSIST OF:
Paid-in capital	$6,393,488,257	$47,904,489	$27,878,460
Undistributed (Distributions in excess of) net investment income	2,016,762	(22,595)	(18,827)
Accumulated net realized loss on investments, futures contracts, options written and foreign currency transactions	(369,960,388)	(3,331,118)	(866,996)
Net unrealized appreciation on investments, futures contracts, options written and foreign currency translations	2,441,370,127	16,107,624	501,819

NET ASSETS	$8,466,914,758	$60,658,400	$27,494,456

See accompanying notes to financial statements.

47  |

Statements of Assets and Liabilities (continued)

June 30, 2018 (Unaudited)

	Gateway Fund	Gateway Equity Call Premium Fund		Mirova Global Green Bond Fund
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$1,455,894,277	$4,125,926		$908,553

Shares of beneficial interest	43,841,063	343,129		92,366

Net asset value and redemption price per share	$33.21	$12.02		$9.84

Offering price per share (100/[100-maximum sales charge] of net asset value) (Note 1)	$35.24	$12.75		$10.28

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$309,503,482	$863,804		$—

Shares of beneficial interest	9,363,427	72,043		—

Net asset value and offering price per share	$33.05	$11.99		$—

Class N shares:
Net assets	$195,083,220	$1,076		$26,252,670

Shares of beneficial interest	5,876,498	89		2,663,484

Net asset value, offering and redemption price per share	$33.20	$12.03	*	$9.86

Class Y shares:
Net assets	$6,506,433,779	$55,667,594		$333,233

Shares of beneficial interest	196,016,782	4,629,577		33,844

Net asset value, offering and redemption price per share	$33.19	$12.02		$9.85

*	Net asset value calculations have been determined utilizing fractional share and penny amounts.

See accompanying notes to financial statements.

|  48

Statements of Assets and Liabilities (continued)

June 30, 2018 (Unaudited)

Mirova Global Sustainable Equity Fund
ASSETS
Investments at cost	$74,184,347
Net unrealized appreciation	11,147,705

Investments at value	85,332,052
Foreign currency at value (identified cost $201,253)	198,537
Receivable for Fund shares sold	93,914
Receivable for securities sold	411,113
Dividends and interest receivable	31,769
Tax reclaims receivable	62,946
Prepaid expenses (Note 8)	91

TOTAL ASSETS	86,130,422

LIABILITIES
Payable for securities purchased	826,555
Payable for Fund shares redeemed	3,553
Management fees payable (Note 6)	52,022
Deferred Trustees’ fees (Note 6)	11,222
Administrative fees payable (Note 6)	3,174
Payable to distributor (Note 6d)	544
Other accounts payable and accrued expenses	40,109

TOTAL LIABILITIES	937,179

NET ASSETS	$85,193,243

NET ASSETS CONSIST OF:
Paid-in capital	$71,269,906
Undistributed net investment income	282,269
Accumulated net realized gain on investments and foreign currency transactions	2,496,152
Net unrealized appreciation on investments and foreign currency translations	11,144,916

NET ASSETS	$85,193,243

See accompanying notes to financial statements.

49  |

Statements of Assets and Liabilities (continued)

June 30, 2018 (Unaudited)

	Mirova Global Sustainable Equity Fund
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$5,723,100

Shares of beneficial interest	442,685

Net asset value and redemption price per share	$12.93

Offering price per share (100/[100-maximum sales charge] of net asset value) (Note 1)	$13.72

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$2,136,384

Shares of beneficial interest	167,687

Net asset value and offering price per share	$12.74

Class N shares:
Net assets	$1,172

Shares of beneficial interest	90

Net asset value, offering and redemption price per share	$12.99	*

Class Y shares:
Net assets	$77,332,587

Shares of beneficial interest	5,954,201

Net asset value, offering and redemption price per share	$12.99

*	Net asset value calculations have been determined utilizing fractional share and penny amounts.

See accompanying notes to financial statements.

|  50

Statements of Operations

For the Six Months Ended June 30, 2018 (Unaudited)

	Gateway Fund	Gateway Equity Call Premium Fund	Mirova Global Green Bond Fund
INVESTMENT INCOME
Interest	$872,834	$8,350	$221,897
Dividends	81,940,180	644,182	—
Less net foreign taxes withheld	(25,520)	(388)	(1,141)

	82,787,494	652,144	220,756

Expenses
Management fees (Note 6)	26,414,564	220,135	73,643
Service and distribution fees (Note 6)	3,532,564	10,588	913
Administrative fees (Note 6)	1,861,942	15,027	5,942
Trustees’ fees and expenses (Note 6)	125,861	9,746	8,875
Transfer agent fees and expenses (Notes 6 and 7)	2,915,674	20,352	2,549
Audit and tax services fees	25,482	24,813	20,913
Custodian fees and expenses	297,593	58,350	5,669
Interest expense (Note 12)	—	—	930
Legal fees	85,855	905	393
Registration fees	147,952	45,885	51,392
Shareholder reporting expenses	202,261	3,772	259
Miscellaneous expenses (Note 8)	128,603	7,946	5,798

Total expenses	35,738,351	417,519	177,276
Less waiver and/or expense reimbursement (Note 6)	(2,953,044)	(85,169)	(88,171)

Net expenses	32,785,307	332,350	89,105

Net investment income	50,002,187	319,794	131,651

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS, OPTIONS WRITTEN AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	234,571,219	8,380,500	296,793
Futures contracts	—	—	231,500
Options written	(310,979,884)	(2,783,575)	—
Foreign currency transactions (Note 2c)	672	(12)	(15,379)
Net change in unrealized appreciation (depreciation) on:
Investments	(88,761,589)	(6,995,949)	(1,044,986)
Futures contracts	—	—	440,440
Options written	101,027,091	804,454	—
Foreign currency translations (Note 2c)	182	—	(16,271)

Net realized and unrealized loss on investments, futures contracts, options written and foreign currency transactions	(64,142,309)	(594,582)	(107,903)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(14,140,122)	$(274,788)	$23,748

See accompanying notes to financial statements.

51  |

Statements of Operations (continued)

For the Six Months Ended June 30, 2018 (Unaudited)

Mirova Global Sustainable Equity Fund
INVESTMENT INCOME
Dividends	$778,991
Interest	11,233
Less net foreign taxes withheld	(63,057)

727,167

Expenses
Management fees (Note 6)	318,109
Service and distribution fees (Note 6)	14,217
Administrative fees (Note 6)	17,648
Trustees’ fees and expenses (Note 6)	9,690
Transfer agent fees and expenses (Notes 6 and 7)	28,465
Audit and tax services fees	20,719
Custodian fees and expenses	12,210
Legal fees	858
Registration fees	65,330
Shareholder reporting expenses	5,281
Miscellaneous expenses (Note 8)	9,643

Total expenses	502,170
Less waiver and/or expense reimbursement (Note 6)	(68,938)

Net expenses	433,232

Net investment income	293,935

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	2,502,602
Foreign currency transactions (Note 2c)	(8,784)
Net change in unrealized appreciation (depreciation) on:
Investments	(1,846,358)
Foreign currency translations (Note 2c)	(4,544)

Net realized and unrealized gain on investments and foreign currency transactions	642,916

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$936,851

See accompanying notes to financial statements.

|  52

Statements of Changes in Net Assets

	Gateway Fund
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017(a)
FROM OPERATIONS:
Net investment income	$50,002,187	$108,211,119
Net realized gain (loss) on investments, options written and foreign currency transactions	(76,407,993)	897,676,782
Net change in unrealized appreciation (depreciation) on investments, options written and foreign currency translations	12,265,684	(255,096,131)

Net increase (decrease) in net assets resulting from operations	(14,140,122)	750,791,770

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	(8,490,757)	(18,006,320)
Class C	(634,146)	(1,226,639)
Class N	(1,403,771)	(688,888)
Class Y	(44,634,432)	(76,225,048)

Total distributions	(55,163,106)	(96,146,895)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 14)	11,152,254	198,252,858

Net increase (decrease) in net assets	(58,150,974)	852,897,733
NET ASSETS
Beginning of the period	8,525,065,732	7,672,167,999

End of the period	$8,466,914,758	$8,525,065,732

UNDISTRIBUTED NET INVESTMENT INCOME	$2,016,762	$7,177,681

(a)	From commencement of operations on May 1, 2017 through December 31, 2017 for Class N shares.

See accompanying notes to financial statements.

53  |

Statements of Changes in Net Assets (continued)

	Gateway Equity Call Premium Fund
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017(a)
FROM OPERATIONS:
Net investment income	$319,794	$838,868
Net realized gain (loss) on investments, options written and foreign currency transactions	5,596,913	(3,804,249)
Net change in unrealized appreciation (depreciation) on investments and options written	(6,191,495)	11,946,061

Net increase (decrease) in net assets resulting from operations	(274,788)	8,980,680

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	(14,839)	(68,042)
Class C	(392)	(534)
Class N	(6)	(9)
Class Y	(297,556)	(756,852)

Total distributions	(312,793)	(825,437)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 14)	(19,742,708)	2,223,758

Net increase (decrease) in net assets	(20,330,289)	10,379,001
NET ASSETS
Beginning of the period	80,988,689	70,609,688

End of the period	$60,658,400	$80,988,689

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME	$(22,595)	$(29,596)

(a)	From commencement of operations on May 1, 2017 through December 31, 2017 for Class N shares.

See accompanying notes to financial statements.

|  54

Statements of Changes in Net Assets (continued)

	Mirova Global Green Bond Fund
	Six Months Ended June 30, 2018 (Unaudited)	Period Ended December 31, 2017(a)
FROM OPERATIONS:
Net investment income	$131,651	$160,877
Net realized gain (loss) on investments, futures contracts and foreign currency transactions	512,914	(849,209)
Net change in unrealized appreciation (depreciation) on investments, futures contracts and foreign currency translations	(620,817)	1,122,636

Net increase in net assets resulting from operations	23,748	434,304

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	(9,307)	(1,938)
Class N	(332,032)	(501,290)
Class Y	(3,251)	(675)

Total distributions	(344,590)	(503,903)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 14)	1,827,298	26,057,599

Net increase in net assets	1,506,456	25,988,000
NET ASSETS
Beginning of the period	25,988,000	—

End of the period	$27,494,456	$25,988,000

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME	$(18,827)	$194,112

(a)	From commencement of operations on February 28, 2017 through December 31, 2017.

See accompanying notes to financial statements.

55  |

Statements of Changes in Net Assets (continued)

	Mirova Global Sustainable Equity Fund
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017(a)
FROM OPERATIONS:
Net investment income	$293,935	$149,782
Net realized gain on investments and foreign currency transactions	2,493,818	1,197,299
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(1,850,902)	14,328,437

Net increase in net assets resulting from operations	936,851	15,675,518

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	—	(6,999)
Class N	—	(3)
Class Y	—	(148,952)
Net realized capital gains
Class A	(29,731)	(29,257)
Class C	(11,027)	(10,251)
Class N	(7)	(10)
Class Y	(454,703)	(563,786)

Total distributions	(495,468)	(759,258)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 14)	16,966,705	3,152,882

Net increase in net assets	17,408,088	18,069,142
NET ASSETS
Beginning of the period	67,785,155	49,716,013

End of the period	$85,193,243	$67,785,155

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME	$282,269	$(11,666)

(a)	From commencement of operations on May 1, 2017 through December 31, 2017 for Class N shares.

See accompanying notes to financial statements.

|  56

Financial Highlights

For a share outstanding throughout each period.

	Gateway Fund—Class A
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015		Year Ended December 31, 2014	Year Ended December 31, 2013
Net asset value, beginning of the period	$33.47		$30.84	$29.72	$29.58		$29.00	$27.13

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.17		0.39	0.41	0.57	(b)	0.39	0.43
Net realized and unrealized gain (loss)	(0.24)		2.58	1.13	0.12		0.57	1.82

Total from Investment Operations	(0.07)		2.97	1.54	0.69		0.96	2.25

LESS DISTRIBUTIONS FROM:
Net investment income	(0.19)		(0.34)	(0.42)	(0.55)		(0.38)	(0.38)

Net asset value, end of the period	$33.21		$33.47	$30.84	$29.72		$29.58	$29.00

Total return(c)(d)	(0.21	)%(e)	9.66%	5.23%	2.34%		3.33%	8.39%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1,455,894		$1,669,272	$1,755,576	$1,864,118		$1,976,457	$2,351,788
Net expenses(f)	0.94	%(g)	0.94%	0.94%	0.94%		0.94%	0.94%
Gross expenses	1.02	%(g)	1.02%	1.02%	1.01%		1.02%	1.03%
Net investment income	1.03	%(g)	1.20%	1.39%	1.91	%(b)	1.33%	1.51%
Portfolio turnover rate	4%		34%	14%	10%		13%	10%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.37, and the ratio of net investment income to average net assets would have been 1.24%.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	A sales charge for Class A shares is not reflected in total return calculations.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

57  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Gateway Fund—Class C
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015		Year Ended December 31, 2014	Year Ended December 31, 2013
Net asset value, beginning of the period	$33.32		$30.72	$29.61	$29.48		$28.90	$27.04

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.04		0.14	0.19	0.34	(b)	0.17	0.21
Net realized and unrealized gain (loss)	(0.24)		2.57	1.11	0.12		0.57	1.82

Total from Investment Operations	(0.20)		2.71	1.30	0.46		0.74	2.03

LESS DISTRIBUTIONS FROM:
Net investment income	(0.07)		(0.11)	(0.19)	(0.33)		(0.16)	(0.17)

Net asset value, end of the period	$33.05		$33.32	$30.72	$29.61		$29.48	$28.90

Total return(c)(d)	(0.61	)%(e)	8.85%	4.42%	1.54%		2.58%	7.58%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$309,503		$336,891	$366,584	$387,235		$353,339	$331,465
Net expenses(f)	1.70	%(g)	1.70%	1.70%	1.70%		1.70%	1.70%
Gross expenses	1.77	%(g)	1.77%	1.77%	1.76%		1.77%	1.78%
Net investment income	0.27	%(g)	0.44%	0.63%	1.15	%(b)	0.57%	0.75%
Portfolio turnover rate	4%		34%	14%	10%		13%	10%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.15, and the ratio of net investment income to average net assets would have been 0.51%.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  58

Financial Highlights (continued)

For a share outstanding throughout each period.

	Gateway Fund—Class N
	Six Months Ended June 30, 2018 (Unaudited)	Period Ended December 31, 2017*
Net asset value, beginning of the period	$33.46	$31.89

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.22	0.32
Net realized and unrealized gain (loss)	(0.24)	1.56

Total from Investment Operations	(0.02)	1.88

LESS DISTRIBUTIONS FROM:
Net investment income	(0.24)	(0.31)

Net asset value, end of the period	$33.20	$33.46

Total return(b)(c)	(0.06)%	5.93%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$195,083	$126,262
Net expenses(d)(e)	0.65%	0.65%
Gross expenses(e)	0.72%	0.74%
Net investment income(e)	1.32%	1.42%
Portfolio turnover rate	4%	34	%(f)

*	From commencement of Class operations on May 1, 2017 through December 31, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Represents the Fund’s portfolio turnover rate for the year ended December 31, 2017.

See accompanying notes to financial statements.

59  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Gateway Fund—Class Y
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015		Year Ended December 31, 2014	Year Ended December 31, 2013
Net asset value, beginning of the period	$33.46		$30.83	$29.71	$29.57		$28.99	$27.12

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.21		0.47	0.49	0.64	(b)	0.46	0.50
Net realized and unrealized gain (loss)	(0.25)		2.58	1.12	0.12		0.57	1.82

Total from Investment Operations	(0.04)		3.05	1.61	0.76		1.03	2.32

LESS DISTRIBUTIONS FROM:
Net investment income	(0.23)		(0.42)	(0.49)	(0.62)		(0.45)	(0.45)

Net asset value, end of the period	$33.19		$33.46	$30.83	$29.71		$29.57	$28.99

Total return(c)	(0.11	)%(d)	9.93%	5.48%	2.59%		3.58%	8.65%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$6,506,434		$6,392,640	$5,550,008	$6,012,987		$5,814,900	$5,520,003
Net expenses(e)	0.70	%(f)	0.70%	0.70%	0.70%		0.70%	0.70%
Gross expenses	0.77	%(f)	0.77%	0.77%	0.76%		0.77%	0.78%
Net investment income	1.27	%(f)	1.44%	1.63%	2.16	%(b)	1.57%	1.76%
Portfolio turnover rate	4%		34%	14%	10%		13%	10%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.45, and the ratio of net investment income to average net assets would have been 1.51%.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  60

Financial Highlights (continued)

For a share outstanding throughout each period.

	Gateway Equity Call Premium Fund—Class A
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015		Period Ended December 31, 2014*
Net asset value, beginning of the period	$12.08		$10.89	$10.22	$9.96		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.04		0.10	0.11	0.15	(b)	0.02
Net realized and unrealized gain (loss)	(0.06)		1.18	0.66	0.24		(0.02)

Total from Investment Operations	(0.02)		1.28	0.77	0.39		0.00	(c)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.04)		(0.09)	(0.10)	(0.13)		(0.04)

Net asset value, end of the period	$12.02		$12.08	$10.89	$10.22		$9.96

Total return(d)(e)	(0.14	)%(f)	11.80%	7.58%	3.90%		0.00	%(f)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$4,126		$7,085	$6,507	$3,855		$96
Net expenses(g)	1.20	%(h)	1.20%	1.20%	1.20%		1.20	%(h)
Gross expenses	1.46	%(h)	1.30%	1.31%	1.70%		3.69	%(h)
Net investment income	0.71	%(h)	0.85%	1.02%	1.47	%(b)	0.84	%(h)
Portfolio turnover rate	22%		19%	24%	38%		7%

*	From commencement of Class operations on September 30, 2014 through December 31, 2014.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.10 and the ratio of net investment income to average net assets would have been 0.98%.
(c)	Amount rounds to less than $0.01 per share.
(d)	A sales charge for Class A shares is not reflected in total return calculations.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Periods less than one year are not annualized.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

61  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Gateway Equity Call Premium Fund—Class C
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015		Period Ended December 31, 2014*
Net asset value, beginning of the period	$12.05		$10.87	$10.22	$9.97		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income( loss)(a)	(0.00	)(b)	0.01	0.02	0.09	(c)	0.00	(b)
Net realized and unrealized gain (loss)	(0.05)		1.18	0.68	0.22		(0.01)

Total from Investment Operations	(0.05)		1.19	0.70	0.31		(0.01)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)		(0.01)	(0.05)	(0.06)		(0.02)

Net asset value, end of the period	$11.99		$12.05	$10.87	$10.22		$9.97

Total return(d)(e)	(0.45	)%(f)	10.95%	6.85%	3.07%		(0.12	)%(f)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$864		$648	$524	$37		$1
Net expenses(g)	1.95	%(h)	1.95%	1.95%	1.95%		1.95	%(h)
Gross expenses	2.20	%(h)	2.05%	1.98%	2.40%		4.37	%(h)
Net investment income (loss)	(0.02	)%(h)	0.10%	0.23%	0.85	%(c)	0.01	%(h)
Portfolio turnover rate	22%		19%	24%	38%		7%

*	From commencement of Class operations on September 30, 2014 through December 31, 2014.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.07 and the ratio of net investment income to average net assets would have been 0.72%.
(d)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Periods less than one year are not annualized.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  62

Financial Highlights (continued)

For a share outstanding throughout each period.

	Gateway Equity Call Premium Fund—Class N
	Six Months Ended June 30, 2018 (Unaudited)	Period Ended December 31, 2017*
Net asset value, beginning of the period	$12.09	$11.34

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.06	0.10
Net realized and unrealized gain (loss)	(0.06)	0.75

Total from Investment Operations	0.00 (b)	0.85

LESS DISTRIBUTIONS FROM:
Net investment income	(0.06)	(0.10)

Net asset value, end of the period	$12.03	$12.09

Total return(c)(d)	0.04%	7.50%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1	$1
Net expenses(e)(f)	0.90%	0.90%
Gross expenses(f)	14.87%	14.26%
Net investment income(f)	1.00%	1.22%
Portfolio turnover rate	22%	19	%(g)

*	From commencement of Class operations on May 1, 2017 through December 31, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Represents the Fund’s portfolio turnover rate for the year ended December 31, 2017.

See accompanying notes to financial statements.

63  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Gateway Equity Call Premium Fund—Class Y
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015		Period Ended December 31, 2014*
Net asset value, beginning of the period	$12.09		$10.89	$10.22	$9.97		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.06		0.13	0.13	0.16	(b)	0.02
Net realized and unrealized gain (loss)	(0.07)		1.19	0.67	0.24		(0.01)

Total from Investment Operations	(0.01)		1.32	0.80	0.40		0.01

LESS DISTRIBUTIONS FROM:
Net investment income	(0.06)		(0.12)	(0.13)	(0.15)		(0.04)

Net asset value, end of the period	$12.02		$12.09	$10.89	$10.22		$9.97

Total return(c)	(0.07	)%(d)	12.21%	7.83%	4.03%		0.13	%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$55,668		$73,255	$63,578	$50,334		$20,815
Net expenses(e)	0.95	%(f)	0.95%	0.95%	0.95%		0.95	%(f)
Gross expenses	1.20	%(f)	1.05%	1.06%	1.45%		3.54	%(f)
Net investment income	0.98	%(f)	1.10%	1.27%	1.59	%(b)	0.99	%(f)
Portfolio turnover rate	22%		19%	24%	38%		7%

*	From commencement of Class operations on September 30, 2014 through December 31, 2014.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.12 and the ratio of net investment income to average net assets would have been 1.20%.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  64

Financial Highlights (continued)

For a share outstanding throughout each period.

	Mirova Global Green Bond—Class A
	Six Months Ended June 30, 2018 (Unaudited)		Period Ended December 31, 2017*
Net asset value, beginning of the period	$9.96		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.04		0.04
Net realized and unrealized gain (loss)	(0.05)		0.11

Total from Investment Operations	(0.01)		0.15

LESS DISTRIBUTIONS FROM:
Net investment income	(0.11)		(0.19)

Net asset value, end of the period	$9.84		$9.96

Total return(b)(c)(d)	(0.06)%		1.46%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$909		$139
Net expenses(e)(f)	0.96	%(g)	0.96	%(h)
Gross expenses(f)	2.05	%(g)	5.23	%(h)
Net investment income(f)	0.72%		0.49%
Portfolio turnover rate	29%		46%

*	From commencement of Class operations on February 28, 2017 through December 31, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.95% and the ratio of gross expenses would have been 2.05%.
(h)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.95% and the ratio of gross expenses would have been 5.22%.

See accompanying notes to financial statements.

65  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Mirova Global Green Bond—Class N
	Six Months Ended June 30, 2018 (Unaudited)		Period Ended December 31, 2017*
Net asset value, beginning of the period	$9.98		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.05		0.06
Net realized and unrealized gain (loss)	(0.04)		0.12

Total from Investment Operations	0.01		0.18

LESS DISTRIBUTIONS FROM:
Net investment income	(0.13)		(0.20)

Net asset value, end of the period	$9.86		$9.98

Total return(b)(c)	0.06%		1.77%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$26,253		$25,805
Net expenses(d)(e)	0.66	%(f)	0.67	%(g)
Gross expenses(e)	1.30	%(f)	1.11	%(g)
Net investment income(e)	0.99%		0.75%
Portfolio turnover rate	29%		46%

*	From commencement of Class operations on February 28, 2017 through December 31, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.65% and the ratio of gross expenses would have been 1.29%.
(g)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.65% and the ratio of gross expenses would have been 1.10%.

See accompanying notes to financial statements.

|  66

Financial Highlights (continued)

For a share outstanding throughout each period.

	Mirova Global Green Bond—Class Y
	Six Months Ended June 30, 2018 (Unaudited)		Period Ended December 31, 2017*
Net asset value, beginning of the period	$9.97		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.05		0.06
Net realized and unrealized gain (loss)	(0.05)		0.11

Total from Investment Operations	0.00	(b)	0.17

LESS DISTRIBUTIONS FROM:
Net investment income	(0.12)		(0.20)

Net asset value, end of the period	$9.85		$9.97

Total return(c)(d)	0.05%		1.66%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$333		$43
Net expenses(e)(f)	0.70	%(g)	0.71	%(h)
Gross expenses(f)	1.88	%(g)	3.62	%(h)
Net investment income(f)	0.99%		0.71%
Portfolio turnover rate	29%		46%

*	From commencement of Class operations on February 28, 2017 through December 31, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes interest expense of less than 0.01%.
(h)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.70% and the ratio of gross expenses would have been 3.62%.

See accompanying notes to financial statements.

67  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Mirova Global Sustainable Equity Fund—Class A
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017	Period Ended December 31, 2016*
Net asset value, beginning of the period	$12.77		$9.90	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.04		(0.04)	0.02
Net realized and unrealized gain (loss)	0.20		3.06	(0.11)

Total from Investment Operations	0.24		3.02	(0.09)

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.03)	(0.00	)(b)
Net realized capital gains	(0.08)		(0.12)	(0.01)

Total Distributions	(0.08)		(0.15)	(0.01)

Net asset value, end of the period	$12.93		$12.77	$9.90

Total return(c)(d)	1.88	%(e)	30.44%	(0.85	)%(e)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$5,723		$3,260	$71
Net expenses(f)	1.30	%(g)	1.29%	1.30	%(g)
Gross expenses	1.47	%(g)	1.43%	1.72	%(g)
Net investment income (loss)	0.57	%(g)	(0.36)%	0.23	%(g)
Portfolio turnover rate	9%		20%	20%

*	From commencement of Class operations on March 31, 2016 through December 31, 2016.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  68

Financial Highlights (continued)

For a share outstanding throughout each period.

	Mirova Global Sustainable Equity Fund—Class C
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017	Period Ended December 31, 2016*
Net asset value, beginning of the period	$12.63		$9.85	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.01)		(0.12)	(0.06)
Net realized and unrealized gain (loss)	0.20		3.02	(0.08)

Total from Investment Operations	0.19		2.90	(0.14)

LESS DISTRIBUTIONS FROM:
Net realized capital gains	(0.08)		(0.12)	(0.01)

Net asset value, end of the period	$12.74		$12.63	$9.85

Total return(b)(c)	1.50	%(d)	29.40%	(1.39	)%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$2,136		$1,164	$52
Net expenses(e)	2.05	%(f)	2.04%	2.05	%(f)
Gross expenses	2.22	%(f)	2.18%	2.20	%(f)
Net investment loss	(0.14	)%(f)	(1.02)%	(0.77	)%(f)
Portfolio turnover rate	9%		20%	20%

*	From commencement of Class operations on March 31, 2016 through December 31, 2016.
(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

69  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Mirova Global Sustainable Equity Fund—Class N
	Six Months Ended June 30, 2018 (Unaudited)	Period Ended December 31, 2017*
Net asset value, beginning of the period	$12.81	$11.29

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.05	0.02
Net realized and unrealized gain (loss)	0.21	1.66

Total from Investment Operations	0.26	1.68

LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.04)
Net realized capital gains	(0.08)	(0.12)

Total Distributions	(0.08)	(0.16)

Net asset value, end of the period	$12.99	$12.81

Total return(b)(c)	2.02%	14.81%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1	$1
Net expenses(d)(e)	1.00%	1.00%
Gross expenses(e)	16.17%	14.30%
Net investment income(e)	0.76%	0.29%
Portfolio turnover rate	9%	20	%(f)

*	From commencement of Class operations on May 1, 2017 through December 31, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Represents the Fund’s portfolio turnover rate for the year ended December 31, 2017.

See accompanying notes to financial statements.

|  70

Financial Highlights (continued)

For a share outstanding throughout each period.

	Mirova Global Sustainable Equity Fund—Class Y
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017	Period Ended December 31, 2016*
Net asset value, beginning of the period	$12.81		$9.91	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.05		0.03	0.03
Net realized and unrealized gain (loss)	0.21		3.02	(0.10)

Total from Investment Operations	0.26		3.05	(0.07)

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.03)	(0.01)
Net realized capital gains	(0.08)		(0.12)	(0.01)

Total Distributions	(0.08)		(0.15)	(0.02)

Net asset value, end of the period	$12.99		$12.81	$9.91

Total return(b)	2.02	%(c)	30.75%	(0.70	)%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$77,333		$63,359	$49,593
Net expenses(d)	1.05	%(e)	1.04%	1.05	%(e)
Gross expenses	1.23	%(e)	1.16%	1.21	%(e)
Net investment income	0.77	%(e)	0.26%	0.35	%(e)
Portfolio turnover rate	9%		20%	20%

*	From commencement of Class operations on March 31, 2016 through December 31, 2016.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

71  |

Notes to Financial Statements

June 30, 2018 (Unaudited)

1.  Organization.  Gateway Trust and Natixis Funds Trust I (the “Trusts” and each a “Trust”) are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trusts are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Gateway Trust:

Gateway Fund

Gateway Equity Call Premium Fund

Natixis Funds Trust I:

Mirova Global Green Bond Fund (the “Global Green Bond Fund”)

Mirova Global Sustainable Equity Fund (the “Global Sustainable Equity Fund”)

Each Fund is a diversified investment company, except for the Global Green Bond Fund which is a non-diversified investment company.

Each Fund offers Class A, Class N and Class Y shares. Gateway Fund, Gateway Equity Call Premium Fund and Global Sustainable Equity Fund also offer Class C shares. Class T shares of Gateway Fund, Gateway Equity Call Premium Fund and Global Sustainable Equity Fund are not currently available for purchase.

Class A shares are sold with a maximum front-end sales charge of 5.75% for Gateway Fund, Gateway Equity Call Premium Fund and Global Sustainable Equity Fund and 4.25% for Global Green Bond Fund. Class C shares do not pay a front-end sales charge, pay higher Rule 12b-1 fees than Class A shares for ten years (at which point they automatically convert to Class A shares) and may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Class Y shares are offered with an initial minimum investment of $100,000. Certain categories of investors are exempted from the minimum investment amounts for Class N and Class Y as outlined in the relevant Funds’ prospectus.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”) and Natixis ETF Trust. Expenses of the Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Class A and

|  72

Notes to Financial Statements (continued)

June 30, 2018 (Unaudited)

Class C), and transfer agent fees are borne collectively for Class A, Class C and Class Y, and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of the Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation.  Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer

73  |

Notes to Financial Statements (continued)

June 30, 2018 (Unaudited)

bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively. Option contracts on domestic indices are valued at the average of the closing bid and ask quotations as of the close of trading on the Chicago Board Options Exchange (“CBOE”).

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Funds may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by a Fund.

As of June 30, 2018 securities held by the Funds were fair valued as follows:

Fund	Equity securities[1]	Percentage of Net Assets
Global Sustainable Equity Fund	$33,012,557	38.8%

[1]

Certain foreign equity securities were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities.

As of June 30, 2018 purchased and written options held by the Funds were fair valued using the closing rotation values published by the CBOE as follows:

Fund	Purchased Options	Percentage of Net Assets	Written Options	Percentage of Net Assets
Gateway Fund	$44,901,715	0.5%	$70,752,870	0.8%
Gateway Equity Call Premium Fund	—	—	523,745	0.9%

|  74

Notes to Financial Statements (continued)

June 30, 2018 (Unaudited)

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation.  The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income, and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statements of Operations, may be characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

75  |

Notes to Financial Statements (continued)

June 30, 2018 (Unaudited)

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Futures Contracts.  Certain Funds may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When a Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by a Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset (liability) and in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When a Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced; however, in the event that a counterparty enters into bankruptcy, a Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

e.  Option Contracts.  Gateway Fund’s and Gateway Equity Call Premium Fund’s investment strategies make use of exchange-traded options. Exchange-traded options are standardized contracts and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to a Fund are reduced.

When a Fund writes an index call option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value until the option expires or a Fund enters into a closing purchase transaction. When an index call option expires or a Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on effecting a closing purchase transaction, including commission, is

|  76

Notes to Financial Statements (continued)

June 30, 2018 (Unaudited)

treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. A Fund, as writer of an index call option, bears the risk of an unfavorable change in the market value of the index underlying the written option.

When a Fund purchases an index put option, it pays a premium and the index put option is subsequently marked-to-market to reflect current value until the option expires or a Fund enters into a closing sale transaction. Premiums paid for purchasing index put options which expire are treated as realized losses. When a Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing index put options is limited to the premium paid.

f.  Due from Brokers.  Transactions and positions in certain futures contracts are maintained and cleared by registered U.S. broker/dealers pursuant to customer agreements between a Fund and the various broker/dealers. The due from brokers balance in the Statements of Assets and Liabilities for Global Green Bond Fund represents cash pledged as collateral for futures contracts. In certain circumstances the Fund’s use of cash held at brokers is restricted by regulation or broker mandated limits.

g.  Federal and Foreign Income Taxes.  The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of June 30, 2018 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years, where applicable, remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or will be filed are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net

77  |

Notes to Financial Statements (continued)

June 30, 2018 (Unaudited)

realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

h.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as foreign currency gains and losses, premium amortization, non-deductible expenses, return of capital and capital gain distributions received, distribution re-designations and distributions in excess of income and/or capital gain. Permanent book and tax basis differences relating to shareholder distributions, net investment income and net realized gains will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to wash sales, premium amortization, futures contract mark-to-market, return of capital distributions received, deferred trustee’s fees and option contract mark-to-market. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended December 31, 2017 was as follows:

	2017 Distributions Paid From:
Fund	Ordinary Income	Long-Term Capital Gains		Total
Gateway Fund	$96,146,895	$	—	$96,146,895
Gateway Equity Call Premium Fund	825,437		—	825,437
Global Green Bond Fund	503,903		—	503,903
Global Sustainable Equity Fund	270,696		488,562	759,258

Differences between these amounts and those reported in the Statements of Changes in Net Assets are primarily attributable to different book and tax treatment for short-term capital gains.

|  78

Notes to Financial Statements (continued)

June 30, 2018 (Unaudited)

As of December 31, 2017, capital loss carryforwards and late-year ordinary and post-October capital loss deferrals were as follows:

	Gateway Fund	Gateway Equity Call Premium Fund	Global Green Bond Fund	Global Sustainable Equity Fund
Capital loss carryforward:
Short-term:
Expires:
December 31, 2018	$(359,753,704)	$—	$—	$—
No expiration date	—	(4,993,709)	(607,978)	—
Long-term:
No expiration date	—	(4,236,211)	(971,466)	—

Total capital loss carryforward	(359,753,704)	(9,229,920)	(1,579,444)	—

Late-year ordinary and post-October capital loss deferrals*	$—	$—	$—	$(1,001)

*

Under current tax law, capital losses, foreign currency losses, and losses on passive foreign investment companies and contingent payment debt instruments after October 31 or December 31, as applicable, may be deferred and treated as occurring on the first day of the following taxable year.

Capital losses may be utilized to offset future capital gains until expiration. The Regulated Investment Company Modernization Act of 2010 (the “Act”) allows capital loss carryforwards to be carried forward indefinitely. Rules in effect previously limited the carryforward period to eight years. Capital loss carryforwards generated in taxable years beginning after the effective date of the Act must be fully used before capital loss carryforwards generated in years prior to the effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of the report date may expire unused.

As of June 30, 2018, the cost of investments (including derivatives, if applicable) and unrealized appreciation (depreciation) on a federal tax basis were as follows:

	Gateway Fund	Gateway Equity Call Premium Fund	Global Green Bond Fund	Global Sustainable Equity Fund
Federal tax cost	$6,149,482,610	$45,818,005	$25,715,998	$74,184,347

Gross tax appreciation	$2,670,168,810	$16,955,916	$992,346	$13,516,837
Gross tax depreciation	(228,798,895)	(848,292)	(515,380)	(2,369,132)

Net tax appreciation	$2,441,369,915	$16,107,624	$476,966	$11,147,705

79  |

Notes to Financial Statements (continued)

June 30, 2018 (Unaudited)

Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.

i.  Repurchase Agreements.  Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of June 30, 2018, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

j.  Indemnifications.  Under the Trusts’ organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

|  80

Notes to Financial Statements (continued)

June 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2018, at value:

Gateway Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$8,250,539,595	$—	$—	$8,250,539,595
Purchased Options(a)	—	44,901,715	—	44,901,715
Short-Term Investments	—	227,046,370	—	227,046,370

Total	$8,250,539,595	$271,948,085	$—	$8,522,487,680

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Written Options(a)	$—	$(70,752,870)	$—	$(70,752,870)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended June 30, 2018, there were no transfers among Levels 1, 2 and 3.

Gateway Equity Call Premium Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$60,354,831	$—	$—	$60,354,831
Short-Term Investments	—	1,066,922	—	1,066,922

Total	$60,354,831	$1,066,922	$—	$61,421,753

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Written Options(a)	$—	$(523,745)	$—	$(523,745)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended June 30, 2018, there were no transfers among Levels 1, 2 and 3.

81  |

Notes to Financial Statements (continued)

June 30, 2018 (Unaudited)

Global Green Bond Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes(a)	$—	$25,989,894	$—	$25,989,894
Futures Contracts (unrealized appreciation)	213,506	—	—	213,506

Total	$213,506	$25,989,894	$—	$26,203,400

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(10,436)	$—	$—	$(10,436)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended June 30, 2018, there were no transfers among Levels 1, 2 and 3.

Global Sustainable Equity Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	$—	$2,552,143	$—	$2,552,143
China	—	943,496	—	943,496
Denmark	—	6,716,313	—	6,716,313
France	—	4,613,011	—	4,613,011
Germany	—	4,083,943	—	4,083,943
Hong Kong	—	1,870,662	—	1,870,662
Japan	—	4,551,971	—	4,551,971
Netherlands	—	2,815,720	—	2,815,720
Singapore	—	1,064,320	—	1,064,320
Switzerland	—	604,996	—	604,996
United Kingdom	2,157,363	3,195,982	—	5,353,345
All Other Common Stocks(a)	46,033,360	—	—	46,033,360

Total Common Stocks	48,190,723	33,012,557	—	81,203,280

Short-Term Investments	—	4,128,772	—	4,128,772

Total	$48,190,723	$37,141,329	$—	$85,332,052

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

|  82

Notes to Financial Statements (continued)

June 30, 2018 (Unaudited)

A common stock valued at $953,564 was transferred from Level 1 to Level 2 during the period ended June 30, 2018. At December 31, 2017 this security was valued at the market price in the foreign market in accordance with the Fund’s valuation policies. At June 30, 2018, this security was fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of the security.

All transfers are recognized as of the beginning of the reporting period.

4.  Derivatives.  Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Funds used during the period include futures contracts, written index call options and purchased index put options.

Gateway Fund and Gateway Equity Call Premium Fund seek to capture the majority of the returns associated with equity market investments, while exposing investors to less risk than other equity investments. To meet this investment goal, the Funds invest in a broadly diversified portfolio of common stocks, while also writing index call options. Writing index call options can reduce the Fund’s volatility, provide a steady cash flow and be an important source of the Fund’s return, although it also may reduce the Funds’ ability to profit from increases in the value of its equity portfolio. The Gateway Fund also buys index put options, which can protect the Fund from a significant market decline that may occur over a short period of time. The value of an index put option generally increases as the prices of stocks constituting the index decrease and decreases as those stocks increase in price. The combination of the diversified stock portfolio, the steady cash flow from writing of index call options and the downside protection from purchased index put options is intended to provide the Funds with the majority of the returns associated with equity market investments while exposing investors to less risk than other equity investments. During the six months ended June 30, 2018, written index call options and purchased index put options were used in accordance with this objective.

Global Green Bond Fund seeks to provide total return, through a combination of capital appreciation and current income, by investing in green bonds. The Fund pursues its objective by primarily investing in fixed-income securities. In connection with its principal investment strategies, the Fund may also invest in futures, forwards and foreign currency transactions for hedging and investment purposes and to manage duration. During the six months ended June 30, 2018, the Fund used futures contracts to gain yield curve exposure, manage duration and for currency hedging purposes in accordance with its objective.

83  |

Notes to Financial Statements (continued)

June 30, 2018 (Unaudited)

The following is a summary of derivative instruments for Gateway Fund as of June 30, 2018, as reflected within the Statements of Assets and Liabilities:

Assets	Investments at value[1]
Exchange-traded asset derivatives
Equity contracts	$44,901,715

Liabilities	Options written at value
Exchange-traded liability derivatives
Equity contracts	$(70,752,870)

[1]	Represents purchased options, at value.

Transactions in derivative instruments for Gateway Fund during the six months ended June 30, 2018, as reflected within the Statements of Operations were as follows:

Net Realized Gain (Loss) on:	Investments[2]	Options written
Equity contracts	$(24,487,746)	$(310,979,884)

Net Change in Unrealized Appreciation (Depreciation) on:	Investments[2]	Options written
Equity contracts	$10,674,770	$101,027,091

[2]	Represents realized loss and change in unrealized appreciation (depreciation), respectively, for purchased options during the period.

The following is a summary of derivative instruments for Gateway Equity Call Premium Fund as of June 30, 2018, as reflected within the Statements of Assets and Liabilities:

Liabilities	Options written at value
Exchange-traded liability derivatives
Equity contracts	$(523,745)

Transactions in derivative instruments for Gateway Equity Call Premium Fund during the six months ended June 30, 2018, as reflected within the Statements of Operations were as follows:

Net Realized Gain (Loss) on:	Options written
Equity contracts	$(2,783,575)

Net Change in Unrealized Appreciation (Depreciation) on:	Options written
Equity contracts	$804,454

|  84

Notes to Financial Statements (continued)

June 30, 2018 (Unaudited)

The following is a summary of derivative instruments for Global Green Bond Fund as of June 30, 2018, as reflected within the Statements of Assets and Liabilities:

Assets	Unrealized appreciation on futures contracts
Exchange-traded asset derivatives
Interest rate contracts	$15,258
Foreign exchange contracts	198,248

Total exchange-traded asset derivatives	$213,506

Liabilities	Unrealized depreciation on futures contracts
Exchange-traded liability derivatives
Interest rate contracts	$(10,436)

Transactions in derivative instruments for Global Green Bond Fund during the six months ended June 30, 2018, as reflected within the Statements of Operations were as follows:

Net Realized Gain (Loss) on:	Futures contracts
Interest rate contracts	$2,665
Foreign exchange contracts	228,835

Total	$231,500

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts
Interest rate contracts	$10,486
Foreign exchange contracts	429,954

Total	$440,440

As the Funds value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.

85  |

Notes to Financial Statements (continued)

June 30, 2018 (Unaudited)

The volume of option contract activity as a percentage of investments in common stocks, for Gateway Fund based on month-end notional amounts outstanding during the period, at absolute value, was as follows for the six months ended June 30, 2018:

Gateway Fund	Call Options Written*	Put Options Purchased*
Average Notional Amount Outstanding	99.03%	93.51%
Highest Notional Amount Outstanding	99.16%	99.16%
Lowest Notional Amount Outstanding	98.89%	70.58%
Notional Amount Outstanding as of June 30, 2018	99.04%	99.04%

The volume of option contract activity as a percentage of investments in common stocks for Gateway Equity Call Premium Fund, based on month-end notional amounts outstanding during the period, at absolute value, was as follows for the six months ended June 30, 2018:

Gateway Equity Call Premium Fund	Call Options Written*
Average Notional Amount Outstanding	98.83%
Highest Notional Amount Outstanding	99.23%
Lowest Notional Amount Outstanding	98.57%
Notional Amount Outstanding as of June 30, 2018	98.64%

*	Notional amounts outstanding are determined by multiplying option contracts by the contract multiplier by the price of the option’s underlying index, the S&P 500® Index.

The volume of futures contract activity as a percentage of net assets, for Global Green Bond Fund based on month-end notional amounts outstanding during the period, at absolute value, was as follows for the six months ended June 30, 2018:

Global Green Bond Fund	Futures
Average Notional Amount Outstanding	74.16%
Highest Notional Amount Outstanding	89.67%
Lowest Notional Amount Outstanding	68.71%
Notional Amount Outstanding as of June 30, 2018	89.67%

Notional amounts outstanding at the end of the prior period are included in the averages above.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to

|  86

Notes to Financial Statements (continued)

June 30, 2018 (Unaudited)

initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, as of June 30, 2018:

Fund	Maximum Amount of Loss – Gross	Maximum Amount of Loss – Net
Global Green Bond Fund	$385,670	$385,670

5.  Purchases and Sales of Securities.  For the six months ended June 30, 2018, purchases and sales of securities (excluding short-term investments and U.S. Government/Agency securities and option contracts and including paydowns) were as follows:

Fund	Purchases	Sales
Gateway Fund	$291,902,704	$567,892,883
Gateway Equity Call Premium Fund	14,648,418	35,745,804
Global Green Bond Fund	9,557,739	7,291,911
Global Sustainable Equity Fund	22,706,716	6,670,671

6.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  Gateway Investment Advisers, LLC (“Gateway Advisers”) serves as investment adviser to the Gateway Fund and Gateway Equity Call Premium Fund. Gateway Advisers is a subsidiary of Natixis, which is part of Natixis Investment Managers, an international asset management group based in Paris, France. Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:

	Percentage of Average Daily Net Assets
Fund	First $5 billion	Next $5 billion	Over $10 billion
Gateway Fund	0.65%	0.60%	0.58%
Gateway Equity Call Premium Fund	0.65%	0.65%	0.65%

87  |

Notes to Financial Statements (continued)

June 30, 2018 (Unaudited)

Ostrum Asset Management U.S., LLC (“Ostrum US”) (formerly, Natixis Asset Management U.S., LLC) serves as investment adviser to the Global Green Bond Fund and Global Sustainable Equity Fund. Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:

Fund	Percentage of Average Daily Net Assets
Global Green Bond Fund	0.55%
Global Sustainable Equity Fund	0.80%

Gateway Advisers and Ostrum US have given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. These undertakings are in effect until April 30, 2019, may be terminated before then only with the consent of the Funds’ Board of Trustees, and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.

For the six months ended June 30, 2018, the expense limits as a percentage of average daily net assets under the expense limitation agreement were as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y
Gateway Fund	0.94%	1.70%	0.65%	0.70%
Gateway Equity Call Premium Fund	1.20%	1.95%	0.90%	0.95%
Global Green Bond Fund	0.95%	—	0.65%	0.70%
Global Sustainable Equity Fund	1.30%	2.05%	1.00%	1.05%

Gateway Advisers and Ostrum US shall be permitted to recover expenses they have borne under the expense limitation agreement (whether through waiver of its management fee or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

|  88

Notes to Financial Statements (continued)

June 30, 2018 (Unaudited)

For the six months ended June 30, 2018, the management fees and waiver of management fees for each Fund were as follows:

Fund	Gross Management Fees	Contractual Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
				Gross	Net
Gateway Fund	$26,414,564	$2,784,662	$23,629,902	0.63%	0.56%
Gateway Equity Call Premium Fund	220,135	85,096	135,039	0.65%	0.40%
Global Green Bond Fund	73,643	73,643	—	0.55%	—%
Global Sustainable Equity Fund	318,109	68,850	249,259	0.80%	0.63%

[1]	Management fee waiver is subject to possible recovery until December 31, 2019.

For the six months ended June 30, 2018, class-specific expenses have been reimbursed as follows:

	Reimbursement
Fund	Class A	Class C	Class N	Class Y	Total
Gateway Fund	$155,161	$—	$—	$—	$155,161

In addition, Ostrum US reimbursed non-class-specific expenses of Global Green Bond Fund in the amount of $14,528 for the period ended June 30, 2018.

No expenses were recovered for any of the Funds during the six months ended June 30, 2018 under the terms of the expense limitation agreements.

b.  Service and Distribution Fees.  Natixis Distribution, L.P. (“Natixis Distribution”), which is a wholly-owned subsidiary of Natixis, has entered into a distribution agreement with the Trusts. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trusts.

Pursuant to Rule 12b-1 under the 1940 Act, the Trusts have adopted a Service Plan relating to each Fund’s Class A shares (the “Class A Plans”) and a Distribution and Service Plan relating to each Fund’s Class C shares (the “Class C Plans”).

Under the Class A Plans, each Funds’ pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Funds’ Class A shares, as reimbursement for expenses incurred by Natixis Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

89  |

Notes to Financial Statements (continued)

June 30, 2018 (Unaudited)

Under the Class C Plans, if applicable, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Funds’ Class C shares, as compensation for services provided by Natixis Distribution in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.

Also under the Class C Plans, if applicable, each Fund pays Natixis Distribution a monthly distribution fee at an annual rate of 0.75% of the average daily net assets attributable to the Funds’ Class C shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Class C shares.

For the six months ended June 30, 2018, the service and distribution fees for each Fund were as follows:

	Service Fees		Distribution Fees
Fund	Class A	Class C	Class C
Gateway Fund	$1,923,568	$402,249	$1,206,747
Gateway Equity Call Premium Fund	6,520	1,017	3,051
Global Green Bond Fund	913	—	—
Global Sustainable Equity Fund	5,700	2,129	6,388

c.  Administrative Fees.  Natixis Advisors, L.P. (“Natixis Advisors”) provides certain administrative services for the Funds and contracts with State Street Bank and Trust Company (“State Street Bank”) to serve as sub-administrator. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trust and Natixis Advisors, the Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0350% of the next $30 billion and 0.0325% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust of $10 million, which is reevaluated on an annual basis.

For the six months ended June 30, 2018, the administrative fees for each Fund were as follows:

Fund	Administrative Fees
Gateway Fund	$1,861,942
Gateway Equity Call Premium Fund	15,027
Global Green Bond Fund	5,942
Global Sustainable Equity Fund	17,648

Effective July 1, 2018, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net

|  90

Notes to Financial Statements (continued)

June 30, 2018 (Unaudited)

assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust of $10 million, which is reevaluated on an annual basis.

d.  Sub-Transfer Agent Fees.  Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.

For the six months ended June 30, 2018, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:

Fund	Sub-Transfer Agent Fees
Gateway Fund	$2,517,560
Gateway Equity Call Premium Fund	15,160
Global Green Bond Fund	624
Global Sustainable Equity Fund	24,534

As of June 30, 2018, the Funds owe Natixis Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):

Fund	Reimbursements of Sub-Transfer Agent Fees
Gateway Fund	$61,073
Gateway Equity Call Premium Fund	325
Global Green Bond Fund	14
Global Sustainable Equity Fund	544

91  |

Notes to Financial Statements (continued)

June 30, 2018 (Unaudited)

Sub-transfer agent fees attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by Natixis Distribution during the six months ended June 30, 2018, were as follows:

Fund	Commissions
Gateway Fund	$52,432
Global Sustainable Equity Fund	3,038

f.  Trustees Fees and Expenses.  The Trusts do not pay any compensation directly to its officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $340,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $170,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee and the chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $20,000. The chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $12,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Fund until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts, and Natixis ETF Trust as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Fund under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

|  92

Notes to Financial Statements (continued)

June 30, 2018 (Unaudited)

g.  Affiliated Ownership.  As of June 30, 2018, the percentage of each Fund’s net assets owned by affiliates is as follows:

Gateway Equity Call Premium Fund	Percentage of Net Assets
Natixis Advisors	less than 0.01%

Global Green Bond Fund	Percentage of Net Assets
Natixis Sustainable Future 2015 Fund	4.63%
Natixis Sustainable Future 2020 Fund	4.52%
Natixis Sustainable Future 2025 Fund	2.84%
Natixis Sustainable Future 2030 Fund	1.69%
Natixis Sustainable Future 2035 Fund	1.16%
Natixis Sustainable Future 2040 Fund	0.71%
Natixis Sustainable Future 2045 Fund	0.40%
Natixis Sustainable Future 2050 Fund	0.33%
Natixis Sustainable Future 2055 Fund	0.30%
Natixis Sustainable Future 2060 Fund	0.30%
Natixis US and affiliates	78.57%

95.45%

Global Sustainable Equity Fund	Percentage of Net Assets
Natixis Advisors	less than 0.01%
Natixis US and affiliates	37.67%

Investment activities of affiliated shareholders could have material impacts on the Fund.

h.  Reimbursement of Transfer Agent Fees and Expenses.  Natixis Advisors has given a binding contractual undertaking to Gateway Fund, Gateway Equity Call Premium Fund and Global Sustainable Equity Fund to reimburse any and all transfer agency expenses for the Funds’ Class N shares. This undertaking is in effect through April 30, 2019 and is not subject to recovery under the expense limitation agreement described above.

For the six months ended June 30, 2018, Natixis Advisors reimbursed the Funds for transfer agency expenses as follows:

Fund	Reimbursement of Transfer Agency Expenses
Class N
Gateway Fund	$13,221
Gateway Equity Call Premium Fund	73
Global Sustainable Equity Fund	88

93  |

Notes to Financial Statements (continued)

June 30, 2018 (Unaudited)

7.  Class-Specific Transfer Agent Fees and Expenses.  Transfer agent fees and expenses attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

For the six months ended June 30, 2018, the Funds incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable):

	Transfer Agent Fees and Expenses
Fund	Class A	Class C	Class N	Class Y
Gateway Fund	$543,795	$113,640	$13,363	$2,244,876
Gateway Equity Call Premium Fund	1,691	235	73	18,353
Global Green Bond Fund	1,842	—	166	541
Global Sustainable Equity Fund	1,513	572	88	26,292

8.  Line of Credit.  Effective April 12, 2018, each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, entered into a $400,000,000 committed unsecured line of credit provided by State Street Bank and Trust. Any one Fund may borrow up to $350,000,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $400,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid an arrangement fee, an upfront fee, and other fees in connection with the new line of credit agreement, which are being amortized over a period of 364 days and are reflected as miscellaneous expenses on the Statements of Operations. The unamortized balance is reflected as prepaid expenses on the Statements of Assets and Liabilities.

For the six months ended June 30, 2018, none of the Funds had borrowings under these agreements.

Prior to April 12, 2018, each Fund, together with certain other funds of Natixis Funds Trusts and Loomis Sayles Funds Trusts, entered into a 364-day, $400,000,000 syndicated, committed, unsecured line of credit with Citibank, N.A. to be used for temporary or emergency purposes only. Any one Fund was able borrow up to the full $400,000,000 under the line of credit (as long as all borrowings by all Funds in the aggregate did not exceed the $400,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest was charged to the Funds at a rate equal to the greater of the eurodollar or the federal

|  94

Notes to Financial Statements (continued)

June 30, 2018 (Unaudited)

funds rate plus 1.00%. In addition, a commitment fee of 0.15% per annum, payable on the last business day of each month, was accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.

9.  Payable to Custodian Bank.  The Funds’ custodian bank, State Street Bank, provides overdraft protection to the Funds in the event of a cash shortfall. Cash overdrafts bear interest at a rate per annum equal to the Federal Funds rate plus 2.00%. At June 30, 2018, the Fund had payables to the custodian bank in connection with these overdrafts as follows:

Payable to Custodian Bank
Global Green Bond Fund	$383,700

10.  Broker Commission Recapture.  The Gateway Fund had entered into agreements with certain brokers whereby the brokers will rebate a portion of brokerage commissions. All amounts rebated by the brokers are returned to the Fund under such agreements and are included in realized gains in the Statements of Operations.

For the six months ended June 30, 2018, the Fund had no amounts rebated under these agreements.

Effective March 9, 2018, the brokerage commission recapture program was terminated.

11.  Concentration of Risk.  The Global Sustainable Equity Fund and Global Green Bond Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

12.  Interest Expense.  Global Green Bond Fund incurs interest expense on net cash and foreign currency debit balances, if any, for accounts held at brokers. Interest expense incurred for the six months ended June 30, 2018 is reflected on the Statement of Operations.

13.  Concentration of Ownership.  From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of June 30, 2018, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Funds’ total outstanding shares. The number of such accounts, based on

95  |

Notes to Financial Statements (continued)

June 30, 2018 (Unaudited)

accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 5% Non-Affiliated Account Holders	Percentage of Non-Affiliated Ownership	Percentage of Affiliated Ownership (Note 6g)	Total Percentage of Ownership
Gateway Equity Call Premium Fund	2	73.57%	—	73.57%
Global Green Bond Fund Fund	—	—	95.45%	95.45%
Global Sustainable Equity Fund	—	—	37.67%	37.67%

Omnibus shareholder accounts for which Natixis Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Funds do not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

|  96

Notes to Financial Statements (continued)

June 30, 2018 (Unaudited)

14. Capital Shares.  Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended June 30, 2018		Year Ended December 31, 2017(a)
Gateway Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	4,375,827	$145,313,044	11,877,615	$380,305,952
Issued in connection with the reinvestment of distributions	234,731	7,724,129	501,051	16,214,649
Redeemed	(10,640,403)	(353,204,402)	(19,432,242)	(625,661,265)

Net change	(6,029,845)	$(200,167,229)	(7,053,576)	$(229,140,664)

Class C
Issued from the sale of shares	498,836	$16,486,156	1,324,365	$42,461,524
Issued in connection with the reinvestment of distributions	15,741	514,442	30,037	965,515
Redeemed	(1,262,503)	(41,713,356)	(3,175,268)	(101,409,398)

Net change	(747,926)	$(24,712,758)	(1,820,866)	$(57,982,359)

Class N
Issued from the sale of shares	4,055,304	$135,173,904	3,986,733	$131,101,034
Issued in connection with the reinvestment of distributions	23,207	763,518	1,728	57,339
Redeemed	(1,975,235)	(66,190,623)	(215,239)	(7,124,210)

Net change	2,103,276	$69,746,799	3,773,222	$124,034,163

Class Y
Issued from the sale of shares	32,171,371	$1,069,676,053	62,338,029	$2,010,865,299
Issued in connection with the reinvestment of distributions	1,054,814	34,708,499	1,918,062	62,178,172
Redeemed	(28,274,502)	(938,099,110)	(53,219,787)	(1,711,701,753)

Net change	4,951,683	$166,285,442	11,036,304	$361,341,718

Increase (decrease) from capital share transactions	277,188	$11,152,254	5,935,084	$198,252,858

(a)	From commencement of operations on May 1, 2017 through December 31, 2017 for Class N shares.

97  |

Notes to Financial Statements (continued)

June 30, 2018 (Unaudited)

14. Capital Shares (continued).

	Six Months Ended June 30, 2018		Year Ended December 31, 2017(a)
Gateway Equity Call Premium Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	62,036	$739,762	535,418	$6,158,261
Issued in connection with the reinvestment of distributions	1,228	14,590	5,824	67,504
Redeemed	(306,560)	(3,612,887)	(552,465)	(6,565,662)

Net change	(243,296)	$(2,858,535)	(11,223)	$(339,897)

Class C
Issued from the sale of shares	22,555	$274,230	10,471	$117,776
Issued in connection with the reinvestment of distributions	33	385	47	533
Redeemed	(4,261)	(50,853)	(5,052)	(57,315)

Net change	18,327	$223,762	5,466	$60,994

Class N
Issued from the sale of shares	—	$—	88	$1,001
Issued in connection with the reinvestment of distributions	— (b)	6	1	9

Net change	—	$6	89	$1,010

Class Y
Issued from the sale of shares	1,463,687	$17,627,686	1,249,514	$14,264,592
Issued in connection with the reinvestment of distributions	8,113	96,073	33,652	391,063
Redeemed	(2,903,262)	(34,831,700)	(1,058,760)	(12,154,004)

Net change	(1,431,462)	$(17,107,941)	224,406	$2,501,651

Increase (decrease) from capital share transactions	(1,656,431)	$(19,742,708)	218,738	$2,223,758

(a)	From commencement of operations on May 1, 2017 through December 31, 2017 for Class N shares.
(b)	Amount rounds to less than one share.

|  98

Notes to Financial Statements (continued)

June 30, 2018 (Unaudited)

14. Capital Shares (continued).

	Six Months Ended June 30, 2018		Period Ended December 31, 2017(a)
Global Green Bond Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	85,968	$850,521	14,126	$142,758
Issued in connection with the reinvestment of distributions	949	9,307	194	1,938
Redeemed	(8,551)	(84,155)	(320)	(3,259)

Net change	78,366	$775,673	14,000	$141,437

Class N
Issued from the sale of shares	50,445	$502,570	2,537,209	$25,376,096
Issued in connection with the reinvestment of distributions	33,777	332,032	50,115	501,290
Redeemed	(7,547)	(74,346)	(515)	(5,155)

Net change	76,675	$760,256	2,586,809	$25,872,231

Class Y
Issued from the sale of shares	29,930	$295,428	4,283	$43,491
Issued in connection with the reinvestment of distributions	295	2,894	68	675
Redeemed	(708)	(6,953)	(24)	(235)

Net change	29,517	$291,369	4,327	$43,931

Increase (decrease) from capital share transactions	184,558	$1,827,298	2,605,136	$26,057,599

(a)	From commencement of operations on February 28, 2017 through December 31, 2017.

99  |

Notes to Financial Statements (continued)

June 30, 2018 (Unaudited)

14. Capital Shares (continued).

	Six Months Ended June 30, 2018		Year Ended December 31, 2017(a)
Global Sustainable Equity Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	195,824	$2,561,827	267,864	$3,326,306
Issued in connection with the reinvestment of distributions	2,040	26,404	2,443	31,197
Redeemed	(10,533)	(140,183)	(22,091)	(265,777)

Net change	187,331	$2,448,048	248,216	$3,091,726

Class C
Issued from the sale of shares	76,592	$989,947	86,492	$1,050,944
Issued in connection with the reinvestment of distributions	335	4,277	372	4,700
Redeemed	(1,419)	(18,362)	(6)	(80)

Net change	75,508	$975,862	86,858	$1,055,564

Class N
Issued from the sale of shares	—	$—	89	$1,001
Issued in connection with the reinvestment of distributions	— (b)	7	1	13

Net change	—	$7	90	$1,014

Class Y
Issued from the sale of shares	1,543,096	$20,532,955	2,401,416	$29,617,275
Issued in connection with the reinvestment of distributions	29,643	385,065	47,449	607,824
Redeemed	(563,676)	(7,375,232)	(2,507,120)	(31,220,521)

Net change	1,009,063	$13,542,788	(58,255)	$(995,422)

Increase (decrease) from capital share transactions	1,271,902	$16,966,705	276,909	$3,152,882

(a)	From commencement of operations on May 1, 2017 through December 31, 2017 for Class N shares.
(b)	Amount rounds to less than one share.

|  100

Semiannual Report

June 30, 2018

McDonnell Intermediate Municipal Bond Fund

Natixis Oakmark Fund

Natixis Oakmark International Fund

Vaughan Nelson Small Cap Value Fund

Vaughan Nelson Value Opportunity Fund

MCDONNELL INTERMEDIATE MUNICIPAL BOND FUND

Managers	Symbols
Dawn Mangerson	Class A MIMAX
James Grabovac, CFA®	Class C MIMCX
Lawrence Jones	Class Y MIMYX
Steve Wlodarski, CFA®
McDonnell Investment Management, LLC

Investment Goal

The Fund seeks a high level of federal tax-exempt current income, consistent with the preservation of capital.

1  |

Average Annual Total Returns — June 30, 20184

					Expense Ratios[5]
	6 Months	1 Year	5 Years	Life of Fund	Gross	Net

Class Y (Inception 12/31/12)[1]
NAV	-0.90%	0.49%	2.64%	1.83%	0.83%	0.45%

Class A (Inception 12/31/12)[1]
NAV	-0.93	0.24	2.36	1.54	1.10	0.70
With 3.00% Maximum Sales Charge	-3.86	-2.73	1.75	0.97

Class C (Inception 12/31/12)[1]
NAV	-1.39	-0.51	1.62	0.79	1.83	1.45
With CDSC[2]	-2.37	-1.49	1.62	0.79

Comparative Performance
Bloomberg Barclays Municipal Bond Index[3]	-0.25	1.56	3.53	2.70

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1

December 31, 2012 represents the date shares were first registered for public sale under the Securities Act of 1933. November 16, 2012 represents commencement of operations for accounting and financial reporting purposes only.

2	Performance for Class C shares assumes a 1.00% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

3	Bloomberg Barclays Municipal Bond Index is a market value — weighted index of investment-grade municipal bonds with maturities of one year or more.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

5

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense caps set to expire on 4/30/19. When a Fund’s expenses are below the cap, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense caps.

|  2

NATIXIS OAKMARK FUND

Managers	Symbols
William C. Nygren, CFA®	Class A NEFOX
Kevin G. Grant, CFA®	Class C NECOX
M. Colin Hudson, CFA®	Class N NOANX
Michael J. Mangan, CFA®	Class Y NEOYX
Harris Associates L.P.

Investment Goal

The Fund seeks long-term capital appreciation.

3  |

Average Annual Total Returns — June 30, 20183

						Expense Ratios[4]
	6 Months	1 Year	5 Years	10 Years	Life of Class N	Gross	Net

Class Y (Inception 11/18/98)
NAV	0.98%	13.07%	12.93%	10.97%	—%	0.93%	0.93%

Class A (Inception 5/6/31)
NAV	0.87	12.81	12.65	10.67	—	1.18	1.18
With 5.75% Maximum Sales Charge	-4.94	6.32	11.33	10.01	—

Class C (Inception 5/1/95)
NAV	0.53	11.97	11.81	9.85	—	1.93	1.93
With CDSC[1]	-0.46	10.97	11.81	9.85	—

Class N (Inception 5/1/17)
NAV	1.14	13.35	—	—	14.25	13.79	0.75

Comparative Performance
S&P 500® Index[2]	2.65	14.37	13.42	10.17	14.03

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Performance for Class C shares assumes a 1.00% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2

S&P 500® Index is a widely recognized measure of U.S. stock market performance. It is an unmanaged index of 500 common stocks chosen for market size, liquidity, and industry group representation, among other factors. It also measures the performance of the large cap segment of the US equities market.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

4

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense caps set to expire on 4/30/19. When a Fund’s expenses are below the cap, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense caps.

|  4

NATIXIS OAKMARK INTERNATIONAL FUND

Managers	Symbols
David G. Herro, CFA®	Class A NOIAX
Michael L. Manelli, CFA®	Class C NOICX
Harris Associates L.P.	Class N NIONX
Class Y NOIYX

Investment Goal

The Fund seeks long-term capital appreciation.

5  |

Average Annual Total Returns — June 30, 20184

						Expense Ratios[5]
	6 Months	1 Year	5 Years	Life of Class		Gross	Net

Class Y (Inception 5/1/17)				Class A/C	Class Y/N
NAV[1]	-7.65%	2.62%	6.33%	—%	3.57%	1.07%	1.07%

Class A (Inception 12/15/10)
NAV	-7.83	2.32	6.26	6.83	—	1.32	1.32
With 5.75% Maximum Sales Charge	-13.13	-3.59	5.01	6.00	—

Class C (Inception 12/15/10)
NAV	-8.10	1.57	5.49	6.05	—	2.07	2.07
With CDSC[2]	-9.02	0.57	5.49	6.05	—

Class N (Inception 5/1/17)
NAV	-7.64	2.79	—	—	3.71	25.21	0.92

Comparative Performance
MSCI World ex U.S. Index (Net)[3]	-2.77	7.04	6.23	5.00	8.89

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Prior to the inception of Class Y shares (5/1/2017), performance is that of Class A shares and reflects the higher net expenses of that share class.

2	Performance for Class C shares assumes a 1.00% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

3	MSCI World ex USA Index (Net) is an unmanaged index that is designed to measure the equity market performance of developed markets, excluding the United States.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

5

Expense ratios are as shown in the Funds prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense caps set to expire on 4/30/19. When a Funds expenses are below the cap, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Funds expense caps.

|  6

VAUGHAN NELSON SMALL CAP VALUE FUND

Managers	Symbols
Dennis G. Alff, CFA®	Class A NEFJX
Chad D. Fargason	Class C NEJCX
Chris D. Wallis, CFA®	Class N VSCNX
Scott J. Weber, CFA®	Class Y NEJYX
Vaughan Nelson Investment Management, L.P.

Effective July 31, 2009, the fund was closed to new investors.

Investment Goal

The Fund seeks capital appreciation.

7  |

Average Annual Total Returns — June 30, 20183

						Expense Ratios[4]
	6 Months	1 Year	5 Years	10 Years	Life of Class N	Gross	Net

Class Y (Inception 8/31/06)
NAV	1.38%	9.37%	11.12%	10.88%	—%	1.27%	1.27%

Class A (Inception 12/31/96)
NAV	1.26	9.13	10.84	10.60	—	1.52	1.52
With 5.75% Maximum Sales Charge	-4.55	2.85	9.53	9.95	—

Class C (Inception 12/31/96)
NAV	0.90	8.29	10.01	9.78	—	2.27	2.27
With CDSC[1]	-0.06	7.38	10.01	9.78	—

Class N (Inception 5/1/17)
NAV	1.48	9.60	—	—	7.48	14.84	1.12

Comparative Performance
Russell 2000® Value Index[2]	5.44	13.10	11.18	9.88	11.02

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Performance for Class C shares assumes a 1.00% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2

Russell 2000® Value Index is an unmanaged index that measures the performance of the small-cap value segment of the U.S. equity universe. It includes those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

4

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense caps set to expire on 4/30/19. When a Fund’s expenses are below the cap, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense caps.

|  8

VAUGHAN NELSON VALUE OPPORTUNITY FUND

Managers	Symbols
Dennis G. Alff, CFA®	Class A VNVAX
Chad D. Fargason	Class C VNVCX
Chris D. Wallis, CFA®	Class N VNVNX
Scott J. Weber, CFA®	Class Y VNVYX
Vaughan Nelson Investment Management, L.P.

Investment Goal

The Fund seeks long-term capital appreciation.

9  |

Average Annual Total Returns — June 30, 20183

						Expense Ratios[4]
	6 Months	1 Year	5 Years	Life of Class		Gross	Net

Class Y (Inception 10/31/08)				Class A/C/Y	Class N
NAV	-0.52%	8.28%	8.87%	12.51%	—%	1.22%	1.22%

Class A (Inception 10/31/08)
NAV	-0.65	8.03	8.60	12.23	—	1.47	1.47
With 5.75% Maximum Sales Charge	-6.36	1.83	7.32	11.54	—

Class C (Inception 10/31/08)
NAV	-1.02	7.23	7.79	11.39	—	2.22	2.22
With CDSC[1]	-1.99	6.23	7.79	11.39	—

Class N (Inception 5/1/13)
NAV	-0.47	8.39	8.94	—	9.61	1.13	1.13

Comparative Performance
Russell Midcap® Value Index[2]	-0.16	7.60	11.27	14.36	11.28

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Performance for Class C shares assumes a 1.00% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2

Russell Midcap® Value Index is an unmanaged index that measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

4	Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense caps set to expire on 4/30/19. When a Fund’s expenses are below the cap, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense caps.

|  10

ADDITIONAL INFORMATION

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Investment Managers or any of its related or affiliated companies (collectively “Natixis Affiliates”) and does not sponsor, endorse or participate in the provision of any Natixis Affiliates services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the Natixis Funds proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on the Natixis Funds’ website at im.natixis.com; and on the Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Natixis Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available from the Natixis Funds’ website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

The Natixis Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

11  |

UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions, and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Funds’ prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each class of Fund shares shows the actual account values and actual Fund expenses you would have paid on a $1,000 investment in the Fund from January 1, 2018 through June 30, 2018. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown for your class.

The second line in the table for each class of fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table of each fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning funds. If transaction costs were included, total costs would be higher.

|  12

MCDONNELL INTERMEDIATE MUNICIPAL BOND FUND	BEGINNING ACCOUNT VALUE 1/1/2018	ENDING ACCOUNT VALUE 6/30/2018	EXPENSES PAID DURING PERIOD* 1/1/2018 – 6/30/2018
Class A
Actual	$1,000.00	$990.70	$3.46
Hypothetical (5% return before expenses)	$1,000.00	$1,021.32	$3.51
Class C
Actual	$1,000.00	$986.10	$7.14
Hypothetical (5% return before expenses)	$1,000.00	$1,017.60	$7.25
Class Y
Actual	$1,000.00	$991.00	$2.22
Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	$2.26

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.70%, 1.45% and 0.45% for Class A, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

NATIXIS OAKMARK FUND	BEGINNING ACCOUNT VALUE 1/1/2018	ENDING ACCOUNT VALUE 6/30/2018	EXPENSES PAID DURING PERIOD* 1/1/2018 – 6/30/2018
Class A
Actual	$1,000.00	$1,008.70	$5.63
Hypothetical (5% return before expenses)	$1,000.00	$1,019.19	$5.66
Class C
Actual	$1,000.00	$1,005.30	$9.35
Hypothetical (5% return before expenses)	$1,000.00	$1,015.47	$9.39
Class N
Actual	$1,000.00	$1,011.40	$3.34
Hypothetical (5% return before expenses)	$1,000.00	$1,021.47	$3.36
Class Y
Actual	$1,000.00	$1,009.80	$4.44
Hypothetical (5% return before expenses)	$1,000.00	$1,020.38	$4.46

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.13%, 1.88%, 0.67% and 0.89% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

13  |

NATIXIS OAKMARK INTERNATIONAL FUND	BEGINNING ACCOUNT VALUE 1/1/2018	ENDING ACCOUNT VALUE 6/30/2018	EXPENSES PAID DURING PERIOD* 1/1/2018 – 6/30/2018
Class A
Actual	$1,000.00	$921.70	$6.19
Hypothetical (5% return before expenses)	$1,000.00	$1,018.35	$6.51
Class C
Actual	$1,000.00	$919.00	$9.75
Hypothetical (5% return before expenses)	$1,000.00	$1,014.63	$10.24
Class N
Actual	$1,000.00	$923.60	$4.58
Hypothetical (5% return before expenses)	$1,000.00	$1,020.03	$4.81
Class Y
Actual	$1,000.00	$923.50	$5.01
Hypothetical (5% return before expenses)	$1,000.00	$1,019.59	$5.26

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.30%, 2.05%, 0.96% and 1.05% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

VAUGHAN NELSON SMALL CAP VALUE FUND	BEGINNING ACCOUNT VALUE 1/1/2018	ENDING ACCOUNT VALUE 6/30/2018	EXPENSES PAID DURING PERIOD* 1/1/2018 – 6/30/2018
Class A
Actual	$1,000.00	$1,012.60	$6.79
Hypothetical (5% return before expenses)	$1,000.00	$1,018.05	$6.81
Class C
Actual	$1,000.00	$1,009.00	$10.51
Hypothetical (5% return before expenses)	$1,000.00	$1,014.33	$10.54
Class N
Actual	$1,000.00	$1,014.80	$4.85
Hypothetical (5% return before expenses)	$1,000.00	$1,019.98	$4.86
Class Y
Actual	$1,000.00	$1,013.80	$5.54
Hypothetical (5% return before expenses)	$1,000.00	$1,019.29	$5.56

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.36%, 2.11%, 0.97% and 1.11% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

|  14

VAUGHAN NELSON VALUE OPPORTUNITY FUND	BEGINNING ACCOUNT VALUE 1/1/2018	ENDING ACCOUNT VALUE 6/30/2018	EXPENSES PAID DURING PERIOD* 1/1/2018 – 6/30/2018
Class A
Actual	$1,000.00	$993.50	$6.08
Hypothetical (5% return before expenses)	$1,000.00	$1,018.70	$6.16
Class C
Actual	$1,000.00	$989.80	$9.77
Hypothetical (5% return before expenses)	$1,000.00	$1,014.98	$9.89
Class N
Actual	$1,000.00	$995.30	$4.35
Hypothetical (5% return before expenses)	$1,000.00	$1,020.43	$4.41
Class Y
Actual	$1,000.00	$994.80	$4.85
Hypothetical (5% return before expenses)	$1,000.00	$1,019.94	$4.91

*

Expenses are equal to the Fund’s annualized expense ratio: 1.23%, 1.98%, 0.88% and 0.98% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

15  |

BOARD APPROVAL OF THE EXISTING ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees of the Trusts (the “Board”), including the Independent Trustees, considers matters bearing on each Fund’s advisory and sub-advisory agreements (collectively, the “Agreements”) at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review Committee of the Board meets to review the Agreements to determine whether to recommend that the full Board approve the continuation of the Agreements, typically for an additional one-year period. After the Contract Review Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements.

In connection with these meetings, the Trustees receive materials that the Funds’ investment advisers and sub-advisers (collectively, the “Advisers”) believe to be reasonably necessary for the Trustees to evaluate the Agreements. These materials generally include, among other items, (i) information on the investment performance of the Funds and the performance of peer groups of funds and the Funds’ performance benchmarks, (ii) information on the Funds’ advisory and sub-advisory fees and other expenses, including information comparing the Funds’ advisory and sub-advisory fees to the fees charged to institutional accounts with similar strategies managed by the Advisers, if any, and to those of peer groups of funds and information about any applicable expense caps and/or fee “breakpoints,” (iii) sales and redemption data in respect of the Funds, (iv) information about the profitability of the Agreements to the Advisers and (v) information obtained through the completion by the Advisers of a questionnaire distributed on behalf of the Trustees. The Board, including the Independent Trustees, also considers other matters such as (i) each Adviser’s financial results and financial condition, (ii) each Fund’s investment objective and strategies and the size, education and experience of the Advisers’ respective investment staffs and their use of technology, external research and trading cost measurement tools, (iii) arrangements in respect of the distribution of the Funds’ shares and the related costs, (iv) the allocation of the Funds’ brokerage, if any, including, to the extent applicable, the use of “soft” commission dollars to pay for research and other similar services, (v) the resources devoted to, and the record of compliance with, the Funds’ investment policies and restrictions, policies on personal securities transactions and other compliance policies, (vi) each Adviser’s policies and procedures relating to, among other things, compliance, trading and best execution, proxy voting and valuation, (vii) information about amounts invested by the Funds’ portfolio managers in the Funds or in similar accounts that they manage and (viii) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Advisers.

In addition to the materials requested by the Trustees in connection with their annual consideration of the continuation of the Agreements, the Trustees receive materials in advance of each regular quarterly meeting of the Board that provide detailed information about the Funds’ investment performance and the fees charged to the Funds for advisory and other services. This information generally includes, among other things, an internal performance rating for each Fund based on agreed-upon criteria, graphs showing each

|  16

Fund’s performance and expense differentials against each Fund’s peer group/category where available, performance ratings provided by a third-party, total return information for various periods, and third-party performance rankings for various periods comparing a Fund against similarly categorized funds. The portfolio management team for each Fund or other representatives of the Advisers make periodic presentations to the Contract Review Committee and/or the full Board, and Funds identified as presenting possible performance concerns may be subject to more frequent Board or Committee presentations and reviews. In addition, each quarter, the Trustees are provided with detailed statistical information about each Fund’s portfolio. The Trustees also receive periodic updates between meetings.

The Board most recently approved the continuation of the Agreements for a one-year period at its meeting held in June 2018. In considering whether to approve the continuation of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreements included, but were not limited to, the factors listed below.

The nature, extent and quality of the services provided to the Funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by the Advisers and their affiliates to the Funds and the resources dedicated to the Funds by the Advisers and their affiliates.

The Trustees considered not only the advisory services provided by the Advisers to the Funds, but also the monitoring and oversight services provided by Natixis Advisors, L.P. (“Natixis Advisors”). They also considered the administrative and shareholder services provided by Natixis Advisors and its affiliates to the Funds.

For each Fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds that offers shareholders the right to exchange shares of one type of fund for shares of another type of fund, and provides a variety of fund and shareholder services.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the renewal of the Agreements.

Investment performance of the Funds and the Advisers. As noted above, the Trustees received information about the performance of the Funds over various time periods, including information that compared the performance of the Funds to the performance of peer groups and categories of funds and the Funds’ respective performance benchmarks. In addition, the Trustees reviewed data prepared by an independent third party that analyzed the performance of the Funds using a variety of performance metrics, including metrics that measured the performance of the Funds on a risk adjusted basis.

17  |

The Board noted that, through December 31, 2017, each Fund’s one-, three- and five-year performance, as applicable, stated as percentile rankings within categories selected by the independent third-party data provider, was as follows (where the best performance would be in the first percentile of its category):

	One-Year	Three-Year	Five-Year
Natixis Oakmark Fund	43%	14%	10%
Natixis Oakmark International Fund	15%	13%	6%
Vaughan Nelson Small Cap Value Fund	91%	58%	35%
Vaughan Nelson Value Opportunity Fund	79%	83%	66%
McDonnell Intermediate Municipal Bond Fund	35%	49%	69%

In the case of each Fund that had performance that lagged that of a relevant category median as determined by the independent third-party for certain (although not necessarily all) periods, the Board concluded that other factors relevant to performance supported renewal of the Agreements. These factors included one or more of the following: (1) that the underperformance was attributable, to a significant extent, to investment decisions (such as security selection or sector allocation) by the Adviser that were reasonable and consistent with the Fund’s investment objective and policies; (2) that the Fund’s long-term performance was strong when compared to relevant performance benchmarks and/or peer groups; and (3) that although the five-year performance was lagging, more recent performance has been stronger relative to its category.

The Trustees also considered each Adviser’s performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Advisers to Trustee concerns about performance and the willingness of the Advisers to take steps intended to improve performance.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of the Funds and the Advisers and/or other relevant factors supported the renewal of the Agreements.

The costs of the services to be provided and profits to be realized by the Advisers and their affiliates from their respective relationships with the Funds. The Trustees considered the fees charged to the Funds for advisory, sub-advisory and administrative services as well as the total expense levels of the Funds. This information included comparisons (provided both by management and by an independent third party) of the Funds’ advisory fees and total expense levels to those of their peer groups and information about the advisory fees charged by the Advisers to comparable accounts (such as institutional separate accounts), as well as information about differences in such fees and the reasons for any such differences. In considering the fees charged to comparable accounts, the Trustees considered, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage mutual fund assets and the greater regulatory costs associated with the management of such assets. In evaluating each Fund’s advisory and sub-advisory fees, the Trustees also took into account the demands, complexity and quality of the investment management of such Fund, and the need for the Advisers to offer competitive compensation and the potential need to expend additional resources to the extent the Fund

|  18

grows in size. The Trustees considered that over the past several years, management had made recommendations regarding reductions in advisory fee rates, implementation of advisory fee breakpoints and the institution of advisory fee waivers and expense caps for various funds in the fund family. They noted that all of the Funds included have expense caps in place, and they considered the amounts waived or reimbursed by the Adviser for certain Funds under the cap. The Trustees also considered that the current expenses for Natixis Oakmark Fund, Natixis Oakmark International Fund, Vaughan Nelson Small Cap Value Fund, and Vaughan Nelson Value Opportunity Fund were below their caps.

The Trustees noted that certain of the Funds had total advisory fee rates that were above the median of a peer group of funds. In this regard, the Trustees considered the factors that management believed justified such relatively higher advisory fee rates, including: (1) that the Fund’s advisory fee rate was not significantly above its peer group median; (2) that the Fund’s investment discipline was capacity constrained and closed to new investors; and (3) that the Fund’s strong absolute and relative performance supports a fee premium.

The Trustees also considered the compensation directly or indirectly received by the Advisers and their affiliates from their relationships with the Funds. The Trustees reviewed information provided by management as to the profitability of the Advisers’ and their affiliates’ relationships with the Funds, and information about the allocation of expenses used to calculate profitability. They also reviewed information provided by management about the effect of distribution costs and changes in asset levels on Adviser profitability, including information regarding resources spent on distribution activities. When reviewing profitability, the Trustees also considered information about court cases in which adviser compensation or profitability were issues, the performance of the relevant Funds, the expense levels of the Funds, whether the Advisers had implemented breakpoints and/or expense caps with respect to such Funds and the overall profit margin of Natixis Investment Managers compared to that of certain other investment managers for which such data was available.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fees charged to each of the Funds were fair and reasonable, and that the costs of these services generally and the related profitability of the Advisers and their affiliates in respect of their relationships with the Funds supported the renewal of the Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Advisers and whether those economies are shared with the Funds through breakpoints in their investment advisory fees or other means, such as expense caps. The Trustees also discussed with management the factors considered with respect to the implementation of breakpoints in investment advisory fees or expense caps for certain funds. Management explained that a number of factors are taken into account in considering the possible implementation of breakpoints or an expense cap for a fund, including, among other things, factors such as a fund’s assets, the projected growth of a fund, projected profitability and a fund’s fees and performance. With respect to economies of scale, the Trustees noted that Natixis Oakmark Fund and Vaughan Nelson Value Opportunity Fund had breakpoints in their advisory fees and that each of the Funds was subject to an expense cap. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and on a relative basis) and the

19  |

profitability to the Advisers and their affiliates of their relationships with the Funds, as discussed above.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the Funds supported the renewal of the Agreements.

The Trustees also considered other factors, which included but were not limited to the following:

•	The effect of recent market and economic events on the performance, asset levels and expense ratios of each Fund.

•

Whether each Fund has operated in accordance with its investment objective and the Fund’s record of compliance with its investment restrictions, and the compliance programs of the Funds and the Advisers. They also considered the compliance-related resources the Advisers and their affiliates were providing to the Funds.

•

So-called “fallout benefits” to the Advisers, such as the engagement of affiliates of the Advisers to provide distribution and administrative services to the Funds, and the benefits of research made available to the Advisers by reason of brokerage commissions (if any) generated by the Funds’ securities transactions. The Trustees also considered the benefits to the parent company of Natixis Advisors from the retention of the Adviser. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

•	The Trustees’ review and discussion of the Funds’ advisory arrangements in prior years, and management’s record of responding to Trustee concerns raised during the year and in prior years.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that each of the existing Agreements should be continued through June 30, 2019.

|  20

Portfolio of Investments – as of June 30, 2018 (Unaudited)

McDonnell Intermediate Municipal Bond Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 87.9% of Net Assets
Municipals — 87.9%
	Alabama — 2.0%
$500,000	UAB Medicine Finance Authority Revenue, UAB Medicine Obligated Group, Series B-2, 3.500%, 9/01/2035	$486,120

	California — 8.0%
380,000	Bay Area Water Supply & Conservation Agency Revenue, Series A, 5.000%, 10/01/2024	433,006
250,000	California Statewide Communities Development Authority Revenue, Beverly Community Hospital Association, 4.000%, 11/01/2032	252,960
640,000	Madera Unified School District, Capital Appreciation, 2016 Election, GO, 3.050%, 8/01/2029(a)	439,578
760,000	San Gorgonio Memorial Health Care District, GO, Refunding, 5.000%, 8/01/2024	874,828

		2,000,372

	Colorado — 10.0%
400,000	Colorado Springs CO Utilities System Revenue, Series A, 1.500%, 11/01/2037(b)	400,000
260,000	Colorado Springs Utilities System Revenue, Series B-2, 5.000%, 11/15/2033	293,283
400,000	Colorado State Health Facilities Authority Revenue, Craig Hospital Project, 5.000%, 12/01/2028	436,616
400,000	Denver City & County School District No. 1, GO, Prerefunded 12/01/2022@100, Series B, (State Aid Withholding), 5.000%, 12/01/2026	450,056
250,000	Denver City & County, Airport System Revenue, Series A, AMT, 5.000%, 11/15/2030	287,252
500,000	Regional Transportation District Sales Tax Revenue, Fastracks Project, Refunding, Series A, 5.000%, 11/01/2028	606,040

		2,473,247

	Connecticut — 3.6%
800,000	Connecticut State Health & Educational Facilities Authority, University of New Haven, Series K-1, 5.000%, 7/01/2033	892,600

	Florida — 15.0%
245,000	City of Cape Coral FL Utility Improvement Assessment, Various Areas, Water & Sewer Revenue, (AGM Insured), 3.000%, 9/01/2027	242,474
100,000	City of Cape Coral FL Utility Improvement Assessment, Various Areas, Water & Sewer Revenue, (AGM Insured), 3.000%, 9/01/2028	98,530
700,000	City of Cape Coral FL Water & Sewer Revenue, 5.000%, 10/01/2039	797,706
500,000	Fernandina Beach Utility System Revenue, Refunding, Series A, 5.000%, 9/01/2027	560,415
400,000	Orlando & Orange County Expressway Authority Revenue, Refunding, 5.000%, 7/01/2023	443,252
600,000	Sarasota County Infrastructure Sales Surtax Revenue, Refunding, 5.000%, 10/01/2022	672,882
400,000	Sarasota County Utility System Revenue, 5.000%, 10/01/2023	458,592
400,000	Volusia County Educational Facility Authority Revenue, Embry-Riddle Aeronautical University, Inc., Series B, 5.000%, 10/15/2025	459,064

		3,732,915

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of June 30, 2018 (Unaudited)

McDonnell Intermediate Municipal Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Georgia — 1.1%
$250,000	Savannah Hospital Authority Revenue, St. Joseph’s/Candler Health System Obligated Group, Series A, 5.500%, 7/01/2027	$284,127

	Illinois — 4.9%
540,000	Chicago Midway International Airport Revenue, Second Lien, Refunding, Series A, AMT, 5.000%, 1/01/2031	589,756
500,000	Illinois Finance Authority Revenue, Loyola University Chicago, Series B, 5.000%, 7/01/2020	528,880
100,000	Illinois Finance Authority Revenue, Loyola University Chicago, Series B, 5.000%, 7/01/2021	107,950

		1,226,586

	Louisiana — 2.0%
200,000	New Orleans Aviation Board, General Airport Revenue, North Terminal Project, Series B, AMT, 5.000%, 1/01/2035	222,812
250,000	New Orleans Aviation Board, General Airport Revenue, North Terminal Project, Series B, AMT, 5.000%, 1/01/2036	278,320

		501,132

	Missouri — 3.2%
700,000	Missouri Joint Municipal Electric Utility Commission Power Project Revenue, Refunding, 5.000%, 1/01/2024	795,865

	Nevada — 2.3%
500,000	City of Henderson, GO, Various Purpose, Refunding, 5.000%, 6/01/2026	571,235

	New Jersey — 5.7%
265,000	New Jersey Health Care Facilities Financing Authority Revenue, Refunding, Virtua Health, Inc., 5.000%, 7/01/2023	299,779
500,000	New Jersey State Turnpike Authority Revenue, Series A, 5.000%, 1/01/2032	562,075
500,000	Rutgers The State University of New Jersey, Refunding, Series J, 5.000%, 5/01/2024	564,755

		1,426,609

	New Mexico — 2.3%
500,000	New Mexico Hospital Equipment Loan Council Revenue, Presbyterian Healthcare Services Obligated Group, Refunding, 5.000%, 8/01/2031	566,055

	Ohio — 4.6%
500,000	Columbus, GO, Various Purpose, Series A, 5.000%, 8/15/2023	571,290
500,000	Hamilton County Hospital Facilities Revenue, UC Health Obligated Group, 5.000%, 2/01/2024	564,970

		1,136,260

	Pennsylvania — 1.2%
285,000	Delaware River Joint Toll Bridge Commission Revenue, Refunding, Series A, 4.000%, 7/01/2027	298,720

	Rhode Island — 2.3%
500,000	Rhode Island Clean Water Finance Agency Pollution Control Agency Revolving Fund-Pooled Loan, Series A, 5.000%, 10/01/2024	572,435

	South Dakota — 2.3%
500,000	South Dakota Health & Educational Facilities Authority, Regional Health System Obligated Group, 5.000%, 9/01/2028	581,740

See accompanying notes to financial statements.

|  22

Portfolio of Investments – as of June 30, 2018 (Unaudited)

McDonnell Intermediate Municipal Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Tennessee — 5.1%
$500,000	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue, Vanderbilt University Medical Center Obligated Group, Series A, 5.000%, 7/01/2030	$567,570
615,000	Metropolitan Nashville Airport Authority (The) Revenue, Series B, AMT, 5.000%, 7/01/2023	690,147

		1,257,717

	Texas — 3.4%
350,000	State of Texas Water Financial Assistance, GO, Series B, 5.000%, 8/01/2022	382,501
400,000	Tarrant County Cultural Education Facilities Finance Corp. Revenue, Methodist Hospitals of Dallas, 5.000%, 10/01/2024	452,000

		834,501

	Utah — 1.1%
250,000	Utah State Transit Authority Sales Tax Revenue, Prerefunded 6/15/2022@100, 5.000%, 6/15/2024	278,950

	Washington — 6.8%
500,000	King County Public Hospital District No. 2, GO, Evergreen Healthcare, Series B, 5.000%, 12/01/2032	563,510
500,000	Port of Seattle Revenue, AMT, 5.000%, 7/01/2029	548,740
500,000	Snohomish County School District No. 15 Edmonds, GO, 5.000%, 12/01/2031	566,225

		1,678,475

	Wisconsin — 1.0%
225,000	Wisconsin Health & Educational Facilities Authority Revenue, Aspirus, Inc. Obligated Group, Refunding, Series A, 5.000%, 8/15/2031	252,535

	Total Bonds and Notes (Identified Cost $21,344,745)	21,848,196

Shares
Exchange-Traded Funds — 3.3%
10,000	SPDR® Nuveen S&P High Yield Municipal Bond ETF	564,800
10,000	VanEck Vectors® Short High-Yield Municipal Index ETF	245,017

	Total Exchange-Traded Funds (Identified Cost $811,629)	809,817

Principal Amount
Short-Term Investments — 4.0%
$1,000,100	Northern Institutional Municipal Portfolio (Identified Cost $1,000,000)	1,000,000

	Total Investments — 95.2% (Identified Cost $23,156,374)	23,658,013
	Other assets less liabilities — 4.8%	1,189,353

	Net Assets — 100.0%	$24,847,366

See accompanying notes to financial statements.

23  |

Portfolio of Investments – as of June 30, 2018 (Unaudited)

McDonnell Intermediate Municipal Bond Fund – (continued)

(†)	See Note 2 of Notes to Financial Statements.
(a)	Interest rate represents annualized yield at time of purchase; not a coupon rate.
(b)	Variable rate security. The interest rate adjusts periodically based on changes in current interest rates. Rate as of June 30, 2018 is disclosed.

AGM	Assured Guaranty Municipal Corporation
AMT	Alternative Minimum Tax
ETF	Exchange-Traded Fund
GO	General Obligation
SPDR	Standard & Poor’s Depositary Receipt

Holdings Summary at June 30, 2018 (Unaudited)

Medical	19.1%
Water	12.7
General Obligation	12.0
Higher Education	10.2
General	8.4
Airport	8.4
School District	5.9
Transportation	5.2
Exchange-Traded Funds	3.3
Power	3.2
Utilities	2.8
Short-Term Investments	4.0

Total Investments	95.2
Other assets less liabilities	4.8

Net Assets	100.0%

See accompanying notes to financial statements.

|  24

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Natixis Oakmark Fund

Shares	Description	Value (†)
Common Stocks — 96.4% of Net Assets
	Air Freight & Logistics — 1.3%
19,080	FedEx Corp.	$4,332,305

	Airlines — 1.5%
130,200	American Airlines Group, Inc.	4,942,392

	Auto Components — 1.2%
37,200	Aptiv PLC	3,408,636
11,466	Delphi Technologies PLC	521,244

		3,929,880

	Automobiles — 3.9%
450,000	Fiat Chrysler Automobiles NV	8,500,500
116,000	General Motors Co.	4,570,400

		13,070,900

	Banks — 7.8%
295,900	Bank of America Corp.	8,341,421
157,800	Citigroup, Inc.	10,559,976
131,145	Wells Fargo & Co.	7,270,679

		26,172,076

	Beverages — 2.2%
50,550	Diageo PLC, Sponsored ADR	7,279,706

	Biotechnology — 1.9%
18,490	Regeneron Pharmaceuticals, Inc.(a)	6,378,865

	Capital Markets — 6.6%
107,000	Bank of New York Mellon Corp. (The)	5,770,510
18,675	Goldman Sachs Group, Inc. (The)	4,119,145
28,910	Moody’s Corp.	4,930,889
79,500	State Street Corp.	7,400,655

		22,221,199

	Consumer Finance — 4.5%
286,000	Ally Financial, Inc.	7,513,220
83,965	Capital One Financial Corp.	7,716,383

		15,229,603

	Electronic Equipment, Instruments & Components — 3.1%
202,800	Flex Ltd.(a)	2,861,508
83,500	TE Connectivity Ltd.	7,520,010

		10,381,518

	Energy Equipment & Services — 1.3%
100,800	National Oilwell Varco, Inc.	4,374,720

	Food Products — 1.9%
82,090	Nestle S.A., Sponsored ADR	6,356,229

	Health Care Equipment & Supplies — 3.3%
89,800	Baxter International, Inc.	6,630,832
53,930	Medtronic PLC	4,616,947

		11,247,779

See accompanying notes to financial statements.

25  |

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Natixis Oakmark Fund – (continued)

Shares	Description	Value (†)
	Health Care Providers & Services — 6.2%
120,100	CVS Health Corp.	$7,728,435
73,200	HCA Healthcare, Inc.	7,510,320
22,620	UnitedHealth Group, Inc.	5,549,591

		20,788,346

	Hotels, Restaurants & Leisure — 1.9%
21,800	Hilton Worldwide Holdings, Inc.	1,725,688
159,400	MGM Resorts International	4,627,382

		6,353,070

	Industrial Conglomerates — 1.9%
481,800	General Electric Co.	6,557,298

	Insurance — 3.8%
161,145	American International Group, Inc.	8,543,908
31,875	Aon PLC	4,372,294

		12,916,202

	Internet & Direct Marketing Retail — 4.9%
1,870	Booking Holdings, Inc.(a)	3,790,658
21,535	Netflix, Inc.(a)	8,429,445
199,200	Qurate Retail, Inc., Class A(a)	4,227,024

		16,447,127

	Internet Software & Services — 4.9%
11,025	Alphabet, Inc., Class A(a)	12,449,320
20,245	Facebook, Inc., Class A(a)	3,934,008

		16,383,328

	IT Services — 7.8%
56,235	Automatic Data Processing, Inc.	7,543,363
27,120	Gartner, Inc.(a)	3,604,248
38,365	MasterCard, Inc., Class A	7,539,490
58,205	Visa, Inc., Class A	7,709,252

		26,396,353

	Machinery — 3.5%
14,485	Caterpillar, Inc.	1,965,180
25,470	Cummins, Inc.	3,387,510
41,355	Parker Hannifin Corp.	6,445,177

		11,797,867

	Media — 4.9%
20,305	Charter Communications, Inc., Class A(a)	5,953,629
193,800	Comcast Corp., Class A	6,358,578
262,800	News Corp., Class A	4,073,400

		16,385,607

	Oil, Gas & Consumable Fuels — 4.6%
94,900	Anadarko Petroleum Corp.	6,951,425
144,900	Apache Corp.	6,774,075
337,500	Chesapeake Energy Corp.(a)	1,768,500

		15,494,000

See accompanying notes to financial statements.

|  26

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Natixis Oakmark Fund – (continued)

Shares	Description	Value (†)
	Personal Products — 2.0%
120,975	Unilever PLC, Sponsored ADR	$6,687,498

	Pharmaceuticals — 1.8%
108,100	Bristol-Myers Squibb Co.	5,982,254

	Semiconductors & Semiconductor Equipment — 3.2%
114,300	Intel Corp.	5,681,853
46,100	Texas Instruments, Inc.	5,082,525

		10,764,378

	Software — 1.9%
148,200	Oracle Corp.	6,529,692

	Technology Hardware, Storage & Peripherals — 2.6%
47,125	Apple, Inc.	8,723,309

	Total Common Stocks (Identified Cost $258,120,733)	324,123,501

Principal Amount
Short-Term Investments — 4.3%
$14,319,581	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/29/2018 at 1.100% to be repurchased at $14,320,894 on 7/02/2018 collateralized by $15,025,000 U.S. Treasury Note, 2.000% due 11/30/2022 valued at $14,608,267 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $14,319,581)	14,319,581

	Total Investments — 100.7% (Identified Cost $272,440,314)	338,443,082
	Other assets less liabilities — (0.7)%	(2,219,728)

	Net Assets — 100.0%	$336,223,354

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

See accompanying notes to financial statements.

27  |

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Natixis Oakmark Fund – (continued)

Industry Summary at June 30, 2018 (Unaudited)

IT Services	7.8%
Banks	7.8
Capital Markets	6.6
Health Care Providers & Services	6.2
Internet & Direct Marketing Retail	4.9
Media	4.9
Internet Software & Services	4.9
Oil, Gas & Consumable Fuels	4.6
Consumer Finance	4.5
Automobiles	3.9
Insurance	3.8
Machinery	3.5
Health Care Equipment & Supplies	3.3
Semiconductors & Semiconductor Equipment	3.2
Electronic Equipment, Instruments & Components	3.1
Technology Hardware, Storage & Peripherals	2.6
Beverages	2.2
Personal Products	2.0
Other Investments, less than 2% each	16.6
Short-Term Investments	4.3

Total Investments	100.7
Other assets less liabilities	(0.7)

Net Assets	100.0%

See accompanying notes to financial statements.

|  28

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Natixis Oakmark International Fund

Shares	Description	Value (†)
Common Stocks — 97.2% of Net Assets
	Australia — 2.4%
3,905,777	AMP Ltd.	$10,272,980
1,202,954	Orica Ltd.	15,792,894

		26,065,874

	Canada — 0.7%
77,300	Alimentation Couche-Tard, Inc., Class B	3,358,006
474,100	Cenovus Energy, Inc.	4,922,577

		8,280,583

	China — 0.6%
28,170	Baidu, Inc., Sponsored ADR(a)	6,845,310

	France — 12.2%
846,900	BNP Paribas S.A.(b)	52,386,594
455,395	Bureau Veritas S.A.	12,139,579
161,251	Danone	11,773,335
27,940	Pernod-Ricard S.A.	4,559,943
374,604	Publicis Groupe S.A.	25,706,253
52,400	Safran S.A.	6,345,894
25,100	Sanofi	2,014,513
358,900	Valeo S.A.	19,568,511

		134,494,622

	Germany — 17.2%
215,400	Allianz SE, (Registered)	44,384,158
253,630	Bayer AG, (Registered)	27,854,537
467,800	Bayerische Motoren Werke AG	42,285,571
113,350	Continental AG	25,795,935
771,700	Daimler AG, (Registered)	49,432,870

		189,753,071

	India — 1.5%
2,169,300	Axis Bank Ltd.	16,195,751

	Indonesia — 1.3%
29,599,800	Bank Mandiri Persero Tbk PT	14,161,367

	Ireland — 0.7%
67,502	Ryanair Holdings PLC, Sponsored ADR(a)	7,710,753

	Italy — 3.9%
14,782,200	Intesa Sanpaolo SpA	42,768,880
14,782,200	Intesa Sanpaolo SpA, Rights(a)	—

		42,768,880

	Japan — 4.2%
418,500	Olympus Corp.	15,655,086
469,900	Toyota Motor Corp.	30,387,952

		46,043,038

	Korea — 0.2%
52,500	Samsung Electronics Co. Ltd.	2,199,202

See accompanying notes to financial statements.

29  |

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Natixis Oakmark International Fund – (continued)

Shares	Description	Value (†)
	Mexico — 1.4%
796,100	Grupo Televisa SAB, Sponsored ADR	$15,086,095

	Netherlands — 3.8%
44,431	Akzo Nobel NV	3,789,620
41,130	ASML Holding NV	8,139,000
386,482	EXOR NV	25,862,316
105,139	Koninklijke Philips NV	4,454,523

		42,245,459

	South Africa — 2.8%
122,345	Naspers Ltd., N Shares	30,848,531

	Sweden — 5.4%
2,531,400	Hennes & Mauritz AB, B Shares	37,680,008
705,300	SKF AB, B Shares	13,056,708
571,800	Volvo AB, B Shares	9,087,684

		59,824,400

	Switzerland — 13.4%
196,500	Cie Financiere Richemont S.A., (Registered)	16,611,018
2,902,836	Credit Suisse Group AG, (Registered)(b)	43,406,292
6,790,100	Glencore PLC(b)	32,237,963
60,550	Kuehne & Nagel International AG	9,089,853
569,095	LafargeHolcim Ltd., (Registered)	27,670,688
239,000	Nestle S.A., (Registered)	18,522,692
1,205	Swatch Group AG (The)	570,425

		148,108,931

	Taiwan — 1.2%
1,912,000	Taiwan Semiconductor Manufacturing Co. Ltd.	13,577,253

	United Kingdom — 22.3%
397,539	Ashtead Group PLC	11,838,446
2,962,200	CNH Industrial NV	31,291,147
309,000	Diageo PLC	11,101,105
356,331	Experian PLC	8,790,191
26,268	Ferguson PLC	2,125,285
2,568,000	G4S PLC	9,045,590
360,800	Liberty Global PLC, Class A(a)	9,936,432
687,800	Liberty Global PLC, Series C(a)	18,302,358
59,963,700	Lloyds Banking Group PLC	49,752,875
1,165,704	Meggitt PLC	7,564,482
67,500	Reckitt Benckiser Group PLC	5,546,126
6,452,100	Royal Bank of Scotland Group PLC(a)	21,721,208
619,989	Schroders PLC	25,727,557
100	Schroders PLC, (Non Voting)	3,262
481,200	Smiths Group PLC	10,748,781
1,444,500	WPP PLC	22,695,368

		246,190,213

See accompanying notes to financial statements.

|  30

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Natixis Oakmark International Fund – (continued)

Shares	Description	Value (†)
	United States — 2.0%
146,192	Willis Towers Watson PLC	$22,162,707

	Total Common Stocks (Identified Cost $1,082,384,081)	1,072,562,040

Principal Amount
Short-Term Investments — 2.6%
$28,099,544	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/29/2018 at 1.100% to be repurchased at $28,102,119 on 7/02/2018 collateralized by $30,670,000 U.S. Treasury Note, 1.250% due 7/31/2023 valued at $28,661,544 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $28,099,544)	28,099,544

	Total Investments — 99.8% (Identified Cost $1,110,483,625)	1,100,661,584
	Other assets less liabilities — 0.2%	2,345,339

	Net Assets — 100.0%	$1,103,006,923

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.
(b)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

CHF	Swiss Franc

At June 30, 2018, the Fund had the following open forward foreign currency contracts:

Counterparty	Delivery Date	Currency Bought/ Sold (B/S)	Units of Currency	In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
State Street Bank and Trust Company	9/19/2018	CHF S	23,936,000	$25,481,043	$24,332,246	$1,148,797

See accompanying notes to financial statements.

31  |

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Natixis Oakmark International Fund – (continued)

Industry Summary at June 30, 2018 (Unaudited)

Banks	17.9%
Media	11.1
Automobiles	11.1
Capital Markets	6.2
Insurance	6.0
Machinery	4.8
Auto Components	4.2
Specialty Retail	3.4
Diversified Financial Services	3.3
Metals & Mining	2.9
Food Products	2.8
Pharmaceuticals	2.7
Construction Materials	2.5
Other Investments, less than 2% each	18.3
Short-Term Investments	2.6

Total Investments	99.8
Other assets less liabilities (including forward foreign currency contracts)	0.2

Net Assets	100.0%

Currency Exposure Summary at June 30, 2018 (Unaudited)

Euro	39.9%
British Pound	19.8
Swiss Franc	10.5
United States Dollar	9.9
Swedish Krona	5.4
Japanese Yen	4.2
South African Rand	2.8
Australian Dollar	2.4
Other, less than 2% each	4.9

Total Investments	99.8
Other assets less liabilities (including forward foreign currency contracts)	0.2

Net Assets	100.0%

See accompanying notes to financial statements.

|  32

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Vaughan Nelson Small Cap Value Fund

Shares	Description	Value (†)
Common Stocks — 93.2% of Net Assets
	Aerospace & Defense — 2.3%
70,250	AAR Corp.	$3,265,923
12,300	Maxar Technologies Ltd.	621,396
21,175	Moog, Inc., Class A	1,650,803

		5,538,122

	Auto Components — 1.3%
23,500	Cooper-Standard Holdings, Inc.(a)	3,070,745

	Banks — 16.3%
93,875	Chemical Financial Corp.	5,226,021
59,600	Enterprise Financial Services Corp.	3,215,420
176,475	First Financial Bancorp	5,408,958
114,875	First Merchants Corp.	5,330,200
165,925	Investors Bancorp, Inc.	2,122,181
54,325	Lakeland Financial Corp.	2,617,922
106,425	Pacific Premier Bancorp, Inc.(a)	4,060,114
18,775	Prosperity Bancshares, Inc.	1,283,459
119,150	Union Bankshares Corp.	4,632,552
155,225	United Community Banks, Inc.	4,760,751

		38,657,578

	Building Products — 2.4%
25,875	American Woodmark Corp.(a)	2,368,856
45,575	Masonite International Corp.(a)	3,274,564

		5,643,420

	Capital Markets — 1.9%
67,250	LPL Financial Holdings, Inc.	4,407,565

	Chemicals — 1.1%
165,750	Venator Materials PLC(a)	2,711,670

	Commercial Services & Supplies — 6.6%
56,875	ABM Industries, Inc.	1,659,612
63,700	Brink’s Co. (The)	5,080,075
42,025	Casella Waste Systems, Inc., Class A(a)	1,076,260
66,075	KAR Auction Services, Inc.	3,620,910
62,875	Multi-Color Corp.	4,064,869

		15,501,726

	Construction Materials — 0.8%
68,415	Summit Materials, Inc., Class A(a)	1,795,894

	Consumer Finance — 0.7%
18,100	FirstCash, Inc.	1,626,285

	Containers & Packaging — 3.9%
101,225	Berry Global Group, Inc.(a)	4,650,277
308,375	Graphic Packaging Holding Co.	4,474,521

		9,124,798

	Electrical Equipment — 0.6%
78,325	GrafTech International Ltd.	1,409,067

See accompanying notes to financial statements.

33  |

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Vaughan Nelson Small Cap Value Fund – (continued)

Shares	Description	Value (†)
	Electronic Equipment, Instruments & Components — 2.5%
73,805	Fabrinet(a)	$2,722,666
6,800	Littelfuse, Inc.	1,551,624
10,675	Zebra Technologies Corp., Class A(a)	1,529,194

		5,803,484

	Energy Equipment & Services — 2.4%
110,975	Forum Energy Technologies, Inc.(a)	1,370,541
126,300	Newpark Resources, Inc.(a)	1,370,355
86,375	ProPetro Holding Corp.(a)	1,354,360
65,475	Unit Corp.(a)	1,673,541

		5,768,797

	Gas Utilities — 3.3%
51,725	Southwest Gas Holdings, Inc.	3,945,066
53,700	Spire, Inc.	3,793,905

		7,738,971

	Health Care Equipment & Supplies — 3.5%
22,275	Integra LifeSciences Holdings Corp.(a)	1,434,733
92,200	Lantheus Holdings, Inc.(a)	1,341,510
41,100	LivaNova PLC(a)	4,102,602
28,225	NuVasive, Inc.(a)	1,471,087

		8,349,932

	Health Care Providers & Services — 0.5%
18,875	AMN Healthcare Services, Inc.(a)	1,106,075

	Health Care Technology — 1.5%
83,200	Cotiviti Holdings, Inc.(a)	3,671,616

	Hotels, Restaurants & Leisure — 2.7%
52,425	Dunkin’ Brands Group, Inc.	3,620,995
70,000	Eldorado Resorts, Inc.(a)	2,737,000

		6,357,995

	Insurance — 3.4%
180,525	Brown & Brown, Inc.	5,005,958
60,075	First American Financial Corp.	3,107,079

		8,113,037

	Internet Software & Services — 1.9%
114,100	Cision Ltd.(a)	1,705,795
26,350	LogMeIn, Inc.	2,720,638

		4,426,433

	IT Services — 4.7%
93,900	Booz Allen Hamilton Holding Corp.	4,106,247
20,825	CACI International, Inc., Class A(a)	3,510,053
83,025	Perspecta, Inc.	1,706,164
146,100	Presidio, Inc.(a)	1,913,910

		11,236,374

See accompanying notes to financial statements.

|  34

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Vaughan Nelson Small Cap Value Fund – (continued)

Shares	Description	Value (†)
	Life Sciences Tools & Services — 1.0%
26,675	PRA Health Sciences, Inc.(a)	$2,490,378

	Machinery — 3.6%
29,750	Albany International Corp., Class A	1,789,463
57,350	Franklin Electric Co., Inc.	2,586,485
45,750	Hillenbrand, Inc.	2,157,112
113,850	REV Group, Inc.	1,936,588

		8,469,648

	Media — 3.2%
48,400	Nexstar Media Group, Inc., Class A	3,552,560
184,125	TEGNA, Inc.	1,997,756
207,800	WideOpenWest, Inc.(a)	2,007,348

		7,557,664

	Metals & Mining — 1.2%
32,950	Reliance Steel & Aluminum Co.	2,884,443

	Oil, Gas & Consumable Fuels — 2.5%
129,450	Callon Petroleum Co.(a)	1,390,293
196,150	Kosmos Energy Ltd.(a)	1,622,160
111,650	Oasis Petroleum, Inc.(a)	1,448,100
125,025	SRC Energy, Inc.(a)	1,377,776

		5,838,329

	REITs – Diversified — 1.6%
154,975	CoreCivic, Inc.	3,702,353

	REITs – Mortgage — 1.4%
214,425	Two Harbors Investment Corp.	3,387,915

	REITs – Office Property — 0.8%
111,700	Brandywine Realty Trust	1,885,496

	REITs – Storage — 1.3%
97,325	National Storage Affiliates Trust	2,999,557

	Road & Rail — 2.0%
58,075	Genesee & Wyoming, Inc., Class A(a)	4,722,659

	Semiconductors & Semiconductor Equipment — 3.7%
120,125	Integrated Device Technology, Inc.(a)	3,829,585
163,875	MaxLinear, Inc., Class A(a)	2,554,811
23,875	Silicon Laboratories, Inc.(a)	2,377,950

		8,762,346

	Software — 1.4%
51,700	CyberArk Software Ltd.(a)	3,255,032

	Specialty Retail — 0.7%
40,925	Aaron’s, Inc.	1,778,191

	Textiles, Apparel & Luxury Goods — 2.1%
31,400	Carter’s, Inc.	3,403,446
44,700	Wolverine World Wide, Inc.	1,554,219

		4,957,665

See accompanying notes to financial statements.

35  |

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Vaughan Nelson Small Cap Value Fund – (continued)

Shares	Description	Value (†)
	Thrifts & Mortgage Finance — 1.4%
305,225	MGIC Investment Corp.(a)	$3,272,012

	Trading Companies & Distributors — 1.0%
125,775	Nexeo Solutions, Inc.(a)	1,148,326
29,425	Veritiv Corp.(a)	1,172,586

		2,320,912

	Total Common Stocks (Identified Cost $199,047,205)	220,344,184

Exchange-Traded Funds — 4.9%
88,475	iShares® Russell 2000 Value Index ETF (Identified Cost $10,873,361)	11,671,622

Closed-End Investment Companies — 1.1%
182,925	TCP Capital Corp. (Identified Cost $2,986,751)	2,643,266

Principal Amount
Short-Term Investments — 1.2%
$2,769,396	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/29/2018 at 1.100% to be repurchased at $2,769,650 on 7/02/2018 collateralized by $2,910,000 U.S. Treasury Note, 2.000% due 11/30/2022 valued at $2,829,288 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $2,769,396)	2,769,396

	Total Investments — 100.4% (Identified Cost $215,676,713)	237,428,468
	Other assets less liabilities — (0.4)%	(985,959)

	Net Assets — 100.0%	$236,442,509

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.

ETF	Exchange-Traded Fund
REITs	Real Estate Investment Trusts

See accompanying notes to financial statements.

|  36

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Vaughan Nelson Small Cap Value Fund – (continued)

Industry Summary at June 30, 2018 (Unaudited)

Banks	16.3%
Commercial Services & Supplies	6.6
Exchange-Traded Funds	4.9
IT Services	4.7
Containers & Packaging	3.9
Semiconductors & Semiconductor Equipment	3.7
Machinery	3.6
Health Care Equipment & Supplies	3.5
Insurance	3.4
Gas Utilities	3.3
Media	3.2
Hotels, Restaurants & Leisure	2.7
Oil, Gas & Consumable Fuels	2.5
Electronic Equipment, Instruments & Components	2.5
Energy Equipment & Services	2.4
Building Products	2.4
Aerospace & Defense	2.3
Textiles, Apparel & Luxury Goods	2.1
Road & Rail	2.0
Other Investments, less than 2% each	23.2
Short-Term Investments	1.2

Total Investments	100.4
Other assets less liabilities	(0.4)

Net Assets	100.0%

See accompanying notes to financial statements.

37  |

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Vaughan Nelson Value Opportunity Fund

Shares	Description	Value (†)
Common Stocks — 94.3% of Net Assets
	Banks — 6.1%
617,175	Bank of NT Butterfield & Son Ltd. (The)	$28,217,241
272,950	Chemical Financial Corp.	15,195,126
280,775	PacWest Bancorp	13,875,901

		57,288,268

	Building Products — 1.1%
147,775	Masonite International Corp.(a)	10,617,634

	Capital Markets — 2.9%
160,825	Nasdaq, Inc.	14,678,498
207,750	SEI Investments Co.	12,988,530

		27,667,028

	Chemicals — 2.7%
177,325	FMC Corp.	15,819,163
221,650	PolyOne Corp.	9,579,713

		25,398,876

	Commercial Services & Supplies — 2.9%
122,700	Brink’s Co. (The)	9,785,325
319,025	KAR Auction Services, Inc.	17,482,570

		27,267,895

	Communications Equipment — 0.9%
295,550	CommScope Holding Co., Inc.(a)	8,631,538

	Consumer Finance — 1.7%
488,525	Synchrony Financial	16,306,965

	Containers & Packaging — 4.0%
91,275	Avery Dennison Corp.	9,319,177
485,925	Crown Holdings, Inc.(a)	21,750,003
59,100	Packaging Corp. of America	6,606,789

		37,675,969

	Diversified Consumer Services — 2.6%
916,200	Laureate Education, Inc., Class A(a)	13,129,146
186,900	ServiceMaster Global Holdings, Inc.(a)	11,114,943

		24,244,089

	Electric Utilities — 1.8%
290,325	Eversource Energy	17,015,948

	Electrical Equipment — 1.3%
66,075	Hubbell, Inc.	6,986,771
199,050	nVent Electric PLC(a)	4,996,155

		11,982,926

	Electronic Equipment, Instruments & Components — 1.1%
180,800	Keysight Technologies, Inc.(a)	10,672,624

See accompanying notes to financial statements.

|  38

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Vaughan Nelson Value Opportunity Fund – (continued)

Shares	Description	Value (†)
	Energy Equipment & Services — 1.8%
217,325	Baker Hughes, a GE Co.	$7,178,245
798,850	Forum Energy Technologies, Inc.(a)	9,865,797

		17,044,042

	Health Care Providers & Services — 2.4%
184,275	Centene Corp.(a)	22,704,523

	Hotels, Restaurants & Leisure — 5.0%
330,325	Aramark	12,255,057
746,700	Extended Stay America, Inc.	16,136,187
266,875	Six Flags Entertainment Corp.	18,694,594

		47,085,838

	Household Durables — 2.4%
61,725	Mohawk Industries, Inc.(a)	13,225,816
355,810	Newell Brands, Inc.	9,176,340

		22,402,156

	Independent Power & Renewable Electricity Producers — 3.9%
977,925	Atlantica Yield PLC	19,734,526
697,150	Vistra Energy Corp.(a)	16,494,569

		36,229,095

	Insurance — 6.8%
205,150	Arthur J. Gallagher & Co.	13,392,192
284,250	Athene Holding Ltd., Class A(a)	12,461,520
246,875	First American Financial Corp.	12,768,375
200,800	Hartford Financial Services Group, Inc. (The)	10,266,904
110,400	Reinsurance Group of America, Inc.	14,736,192

		63,625,183

	Internet Software & Services — 1.0%
88,675	LogMeIn, Inc.	9,155,694

	IT Services — 8.3%
41,725	Alliance Data Systems Corp.	9,730,270
117,350	CACI International, Inc., Class A(a)	19,779,342
197,325	Fidelity National Information Services, Inc.	20,922,370
118,225	Fiserv, Inc.(a)	8,759,290
165,150	Global Payments, Inc.	18,412,574

		77,603,846

	Life Sciences Tools & Services — 1.4%
129,737	IQVIA Holdings, Inc.(a)	12,950,347

	Machinery — 4.9%
109,525	Middleby Corp. (The)(a)	11,436,600
351,175	Milacron Holdings Corp.(a)	6,647,743
173,850	Oshkosh Corp.	12,225,132
199,050	Pentair PLC	8,376,024
161,675	Timken Co. (The)	7,040,946

		45,726,445

See accompanying notes to financial statements.

39  |

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Vaughan Nelson Value Opportunity Fund – (continued)

Shares	Description	Value (†)
	Media — 2.0%
255,575	Nexstar Media Group, Inc., Class A	$18,759,205

	Metals & Mining — 1.7%
1,082,225	Constellium NV, Class A(a)	11,146,917
51,275	Reliance Steel & Aluminum Co.	4,488,614

		15,635,531

	Multi-Utilities — 5.4%
278,175	Ameren Corp.	16,926,949
359,000	CMS Energy Corp.	16,973,520
261,650	WEC Energy Group, Inc.	16,915,672

		50,816,141

	Oil, Gas & Consumable Fuels — 6.8%
302,500	Continental Resources, Inc.(a)	19,589,900
1,315,200	QEP Resources, Inc.(a)	16,124,352
1,562,075	WPX Energy, Inc.(a)	28,164,212

		63,878,464

	REITs – Diversified — 2.5%
1,369,100	New Residential Investment Corp.	23,945,559

	REITs – Warehouse/Industrials — 1.5%
250,350	CyrusOne, Inc.	14,610,426

	Semiconductors & Semiconductor Equipment — 1.4%
134,700	Analog Devices, Inc.	12,920,424

	Software — 1.9%
118,225	Check Point Software Technologies Ltd.(a)	11,548,218
87,800	RingCentral, Inc., Class A(a)	6,176,730

		17,724,948

	Specialty Retail — 0.7%
112,125	Signet Jewelers Ltd.	6,250,969

	Textiles, Apparel & Luxury Goods — 2.1%
328,575	Gildan Activewear, Inc.	9,252,672
73,025	PVH Corp.	10,933,303

		20,185,975

	Thrifts & Mortgage Finance — 1.3%
112,125	Essent Group Ltd.(a)	4,016,318
354,650	MGIC Investment Corp.(a)	3,801,848
259,050	Radian Group, Inc.	4,201,791

		12,019,957

	Total Common Stocks (Identified Cost $787,978,490)	886,044,528

Closed-End Investment Companies — 2.4%
1,378,650	Ares Capital Corp. (Identified Cost $20,978,349)	22,678,793

See accompanying notes to financial statements.

|  40

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Vaughan Nelson Value Opportunity Fund – (continued)

Principal Amount	Description	Value (†)
Short-Term Investments — 3.3%
$31,329,802	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/29/2018 at 1.100% to be repurchased at $31,332,674 on 7/02/2018 collateralized by $31,855,000 U.S. Treasury Note, 2.750% due 11/15/2023 valued at $31,957,095 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $31,329,802)	$31,329,802

	Total Investments — 100.0% (Identified Cost $840,286,641)	940,053,123
	Other assets less liabilities — (0.0)%	(392,071)

	Net Assets — 100.0%	$939,661,052

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.

REITs	Real Estate Investment Trusts

Industry Summary at June 30, 2018 (Unaudited)

IT Services	8.3%
Oil, Gas & Consumable Fuels	6.8
Insurance	6.8
Banks	6.1
Multi-Utilities	5.4
Hotels, Restaurants & Leisure	5.0
Machinery	4.9
Containers & Packaging	4.0
Independent Power & Renewable Electricity Producers	3.9
Capital Markets	2.9
Commercial Services & Supplies	2.9
Chemicals	2.7
Diversified Consumer Services	2.6
REITs - Diversified	2.5
Health Care Providers & Services	2.4
Closed-End Investment Companies	2.4
Household Durables	2.4
Textiles, Apparel & Luxury Goods	2.1
Media	2.0
Other Investments, less than 2% each	20.6
Short-Term Investments	3.3

Total Investments	100.0
Other assets less liabilities	(0.0)

Net Assets	100.0%

See accompanying notes to financial statements.

41  |

This Page Intentionally Left Blank

|  42

Statements of Assets and Liabilities

June 30, 2018 (Unaudited)

	McDonnell Intermediate Municipal Bond Fund	Natixis Oakmark Fund	Natixis Oakmark International Fund
ASSETS
Investments at cost	$23,156,374	$272,440,314	$1,110,483,625
Net unrealized appreciation (depreciation)	501,639	66,002,768	(9,822,041)

Investments at value	23,658,013	338,443,082	1,100,661,584
Cash	990,650	—	—
Foreign currency at value (identified cost $0, $0 and $692,657, respectively)	—	—	692,667
Receivable for Fund shares sold	16,855	688,258	1,249,175
Receivable from investment adviser (Note 6)	6,417	—	—
Receivable for securities sold	—	—	4,056,524
Dividends and interest receivable	294,874	157,102	2,325,560
Unrealized appreciation on forward foreign currency contracts (Note 2)	—	—	1,148,797
Tax reclaims receivable	—	120,210	1,974,630
Prepaid expenses (Note 8)	38	351	1,375

TOTAL ASSETS	24,966,847	339,409,003	1,112,110,312

LIABILITIES
Payable for securities purchased	—	1,826,031	6,103,732
Payable for Fund shares redeemed	7,522	600,710	1,816,230
Distributions payable	26,402	—	—
Management fees payable (Note 6)	—	189,893	801,956
Deferred Trustees’ fees (Note 6)	45,753	497,350	84,855
Administrative fees payable (Note 6)	890	12,208	42,353
Payable to distributor (Note 6d)	144	1,578	10,560
Other accounts payable and accrued expenses	38,770	57,879	243,703

TOTAL LIABILITIES	119,481	3,185,649	9,103,389

NET ASSETS	$24,847,366	$336,223,354	$1,103,006,923

NET ASSETS CONSIST OF:
Paid-in capital	$25,096,209	$254,647,015	$1,111,683,607
Accumulated net investment loss/Undistributed (Distributions in excess of) net investment income	(45,348)	(109,920)	17,047,068
Accumulated net realized gain (loss) on investments, forward foreign currency contracts and foreign currency transactions	(705,134)	15,683,491	(17,029,417)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	501,639	66,002,768	(8,694,335)

NET ASSETS	$24,847,366	$336,223,354	$1,103,006,923

See accompanying notes to financial statements.

43  |

Statements of Assets and Liabilities (continued)

June 30, 2018 (Unaudited)

	McDonnell Intermediate Municipal Bond Fund	Natixis Oakmark Fund		Natixis Oakmark International Fund
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$7,017,581	$217,597,335		$485,456,871

Shares of beneficial interest	704,824	8,877,895		33,796,661

Net asset value and redemption price per share	$9.96	$24.51		$14.36

Offering price per share (100/[100-maximum sales charge] of net asset value) (Note 1)	$10.27	$26.01		$15.24

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$1,846,406	$62,613,756		$341,964,643

Shares of beneficial interest	185,389	2,944,387		24,327,420

Net asset value and offering price per share	$9.96	$21.27		$14.06

Class N shares:
Net assets	$—	$1,169		$339,085

Shares of beneficial interest	—	45		23,569

Net asset value, offering and redemption price per share	$—	$25.77	*	$14.39

Class Y shares:
Net assets	$15,983,379	$56,011,094		$275,246,324

Shares of beneficial interest	1,603,053	2,176,540		19,157,648

Net asset value, offering and redemption price per share	$9.97	$25.73		$14.37

*	Net asset value calculations have been determined utilizing fractional share and penny amounts.

See accompanying notes to financial statements.

|  44

Statements of Assets and Liabilities (continued)

June 30, 2018 (Unaudited)

	Vaughan Nelson Small Cap Value Fund	Vaughan Nelson Value Opportunity Fund
ASSETS
Investments at cost	$215,676,713	$840,286,641
Net unrealized appreciation	21,751,755	99,766,482

Investments at value	237,428,468	940,053,123
Receivable for Fund shares sold	40,540	508,361
Receivable for securities sold	164,723	—
Dividends and interest receivable	298,144	1,081,037
Prepaid expenses (Note 8)	271	1,074

TOTAL ASSETS	237,932,146	941,643,595

LIABILITIES
Payable for securities purchased	677,641	—
Payable for Fund shares redeemed	362,297	1,078,292
Management fees payable (Note 6)	180,033	632,403
Deferred Trustees’ fees (Note 6)	198,776	128,215
Administrative fees payable (Note 6)	8,624	35,574
Payable to distributor (Note 6d)	1,683	9,091
Other accounts payable and accrued expenses	60,583	98,968

TOTAL LIABILITIES	1,489,637	1,982,543

NET ASSETS	$236,442,509	$939,661,052

NET ASSETS CONSIST OF:
Paid-in capital	$198,015,098	$818,422,354
Undistributed (Distributions in excess of) net investment income	(31,163)	3,827,102
Accumulated net realized gain on investments	16,706,819	17,645,114
Net unrealized appreciation on investments	21,751,755	99,766,482

NET ASSETS	$236,442,509	$939,661,052

See accompanying notes to financial statements.

45  |

Statements of Assets and Liabilities (continued)

June 30, 2018 (Unaudited)

	Vaughan Nelson Small Cap Value Fund		Vaughan Nelson Value Opportunity Fund
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$89,337,915		$61,211,792

Shares of beneficial interest	4,856,820		2,755,805

Net asset value and redemption price per share	$18.39		$22.21

Offering price per share (100/[100-maximum sales charge] of net asset value) (Note 1)	$19.51		$23.56

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$6,293,557		$35,746,038

Shares of beneficial interest	561,122		1,702,894

Net asset value and offering price per share	$11.22		$20.99

Class N shares:
Net assets	$1,089		$96,543,611

Shares of beneficial interest	57		4,295,865

Net asset value, offering and redemption price per share	$19.10	*	$22.47

Class Y shares:
Net assets	$140,809,948		$746,159,611

Shares of beneficial interest	7,378,774		33,185,879

Net asset value, offering and redemption price per share	$19.08		$22.48

*	Net asset value calculations have been determined utilizing fractional share and penny amounts.

See accompanying notes to financial statements.

|  46

Statements of Operations

For the Six Months Ended June 30, 2018 (Unaudited)

	McDonnell Intermediate Municipal Bond Fund	Natixis Oakmark Fund	Natixis Oakmark International Fund
INVESTMENT INCOME
Dividends	$8,662	$2,377,977	$29,683,242
Interest	443,912	62,257	168,311
Less net foreign taxes withheld	—	(27,145)	(3,242,763)

	452,574	2,413,089	26,608,790

Expenses
Management fees (Note 6)	62,864	1,100,295	5,062,302
Service and distribution fees (Note 6)	19,090	579,440	2,611,177
Administrative fees (Note 6)	6,973	71,733	264,284
Trustees’ fees and expenses (Note 6)	9,529	20,600	25,197
Transfer agent fees and expenses (Notes 6 and 7)	7,723	129,768	511,699
Audit and tax services fees	25,830	20,114	20,794
Custodian fees and expenses	2,590	7,182	172,491
Legal fees	466	3,350	12,001
Registration fees	25,374	51,842	86,614
Shareholder reporting expenses	2,971	14,985	46,198
Miscellaneous expenses (Note 8)	6,240	10,786	29,386

Total expenses	169,650	2,010,095	8,842,143
Less waiver and/or expense reimbursement (Note 6)	(79,838)	(76)	(34)

Net expenses	89,812	2,010,019	8,842,109

Net investment income	362,762	403,070	17,766,681

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FORWARD FOREIGN CURRENCY CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	(43,872)	16,153,577	51,867,918
Forward foreign currency contracts (Note 2d)	—	—	141,068
Foreign currency transactions (Note 2c)	—	—	(230,095)
Net change in unrealized appreciation (depreciation) on:
Investments	(722,678)	(13,833,594)	(167,430,335)
Forward foreign currency contracts (Note 2d)	—	—	809,998
Foreign currency translations (Note 2c)	—	—	(68,046)

Net realized and unrealized gain (loss) on investments, forward foreign currency contracts and foreign currency transactions	(766,550)	2,319,983	(114,909,492)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(403,788)	$2,723,053	$(97,142,811)

See accompanying notes to financial statements.

47  |

Statements of Operations (continued)

For the Six Months Ended June 30, 2018 (Unaudited)

	Vaughan Nelson Small Cap Value Fund	Vaughan Nelson Value Opportunity Fund
INVESTMENT INCOME
Dividends	$1,782,471	$8,907,258
Interest	25,104	69,955
Less net foreign taxes withheld	—	(423)

	1,807,575	8,976,790

Expenses
Management fees (Note 6)	1,145,400	3,908,569
Service and distribution fees (Note 6)	178,885	289,254
Administrative fees (Note 6)	56,469	216,797
Trustees’ fees and expenses (Note 6)	16,030	22,748
Transfer agent fees and expenses (Notes 6 and 7)	98,409	428,042
Audit and tax services fees	20,131	20,608
Custodian fees and expenses	11,170	17,122
Legal fees	3,004	10,236
Registration fees	37,433	54,593
Shareholder reporting expenses	12,908	47,835
Miscellaneous expenses (Note 8)	12,468	28,757

Total expenses	1,592,307	5,044,561
Less waiver and/or expense reimbursement (Note 6)	(75)	—

Net expenses	1,592,232	5,044,561

Net investment income	215,343	3,932,229

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on:
Investments	18,039,471	26,712,126
Net change in unrealized appreciation (depreciation) on:
Investments	(14,945,251)	(33,966,161)

Net realized and unrealized gain (loss) on investments	3,094,220	(7,254,035)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,309,563	$(3,321,806)

See accompanying notes to financial statements.

|  48

Statements of Changes in Net Assets

	McDonnell Intermediate Municipal Bond Fund
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
FROM OPERATIONS:
Net investment income	$362,762	$914,887
Net realized gain (loss) on investments	(43,872)	97,698
Net change in unrealized appreciation (depreciation) on investments	(722,678)	1,414,558

Net increase (decrease) in net assets resulting from operations	(403,788)	2,427,143

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	(79,149)	(99,522)
Class C	(16,645)	(32,160)
Class Y	(288,813)	(783,205)

Total distributions	(384,607)	(914,887)

NET DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	(11,722,921)	(22,821,654)

Net decrease in net assets	(12,511,316)	(21,309,398)
NET ASSETS
Beginning of the period	37,358,682	58,668,080

End of the period	$24,847,366	$37,358,682

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME	$(45,348)	$(23,503)

See accompanying notes to financial statements.

49  |

Statements of Changes in Net Assets (continued)

	Natixis Oakmark Fund
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017(a)
FROM OPERATIONS:
Net investment income	$403,070	$989,926
Net realized gain on investments	16,153,577	13,670,587
Net change in unrealized appreciation (depreciation) on investments	(13,833,594)	38,589,712

Net increase in net assets resulting from operations	2,723,053	53,250,225

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	—	(769,107)
Class C	—	(3,958)
Class N	—	(7)
Class Y	—	(287,219)
Net realized capital gains
Class A	(3,451,898)	(7,535,312)
Class C	(1,228,753)	(2,714,690)
Class N	(19)	(27)
Class Y	(798,661)	(1,614,232)

Total distributions	(5,479,331)	(12,924,552)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	22,959,982	20,495,702

Net increase in net assets	20,203,704	60,821,375
NET ASSETS
Beginning of the period	316,019,650	255,198,275

End of the period	$336,223,354	$316,019,650

ACCUMULATED NET INVESTMENT LOSS/DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME	$(109,920)	$(512,990)

(a)	From commencement of operations on May 1, 2017 through December 31, 2017 for Class N shares.

See accompanying notes to financial statements.

|  50

Statements of Changes in Net Assets (continued)

	Natixis Oakmark International Fund
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017(a)
FROM OPERATIONS:
Net investment income	$17,766,681	$9,142,411
Net realized gain on investments, forward foreign currency contracts and foreign currency transactions	51,778,891	73,087,121
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(166,688,383)	154,881,359

Net increase (decrease) in net assets resulting from operations	(97,142,811)	237,110,891

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	—	(6,211,826)
Class C	—	(1,761,751)
Class N	—	(15)
Class Y	—	(2,269,896)

Total distributions	—	(10,243,488)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	60,164,261	124,756,585

Net increase (decrease) in net assets	(36,978,550)	351,623,988
NET ASSETS
Beginning of the period	1,139,985,473	788,361,485

End of the period	$1,103,006,923	$1,139,985,473

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME	$17,047,068	$(719,613)

(a)	From commencement of operations on May 1, 2017 through December 31, 2017 for Class N and Class Y shares.

See accompanying notes to financial statements.

51  |

Statements of Changes in Net Assets (continued)

	Vaughan Nelson Small Cap Value Fund
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017(a)
FROM OPERATIONS:
Net investment income	$215,343		$264,100
Net realized gain on investments	18,039,471		29,836,014
Net change in unrealized appreciation (depreciation) on investments	(14,945,251)		(11,434,967)

Net increase in net assets resulting from operations	3,309,563		18,665,147

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	(17,761)		(8,822)
Class C	(4,654)		(1,998)
Class N	(0	)(b)	(1)
Class Y	(28,981)		(93,925)
Net realized capital gains
Class A	(2,499,613)		(11,097,924)
Class C	(654,980)		(2,931,431)
Class N	(30)		(81)
Class Y	(4,078,670)		(20,768,158)

Total distributions	(7,284,689)		(34,902,340)

NET DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	(46,030,427)		(7,286,538)

Net decrease in net assets	(50,005,553)		(23,523,731)
NET ASSETS
Beginning of the period	286,448,062		309,971,793

End of the period	$236,442,509		$286,448,062

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME	$(31,163)		$(195,110)

(a)	From commencement of operations on May 1, 2017 through December 31, 2017 for Class N shares.
(b)	Amount rounds to less than $1.00.

See accompanying notes to financial statements.

|  52

Statements of Changes in Net Assets (continued)

	Vaughan Nelson Value Opportunity Fund
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017(a)
FROM OPERATIONS:
Net investment income	$3,932,229	$10,626,323
Net realized gain on investments	26,712,126	64,998,167
Net change in unrealized appreciation (depreciation) on investments	(33,966,161)	55,298,171

Net increase (decrease) in net assets resulting from operations	(3,321,806)	130,922,661

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	—	(533,727)
Class N	—	(1,534,603)
Class Y	—	(8,225,980)
Net realized capital gains
Class A	(805,392)	(1,090,532)
Class C	(569,470)	(814,625)
Class N	(1,245,266)	(2,128,036)
Class Y	(9,764,359)	(12,407,105)

Total distributions	(12,384,487)	(26,734,608)

NET DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	(67,886,445)	(289,302,758)

Net decrease in net assets	(83,592,738)	(185,114,705)
NET ASSETS
Beginning of the period	1,023,253,790	1,208,368,495

End of the period	$939,661,052	$1,023,253,790

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME	$3,827,102	$(105,127)

(a)	From commencement of operations on May 1, 2017 through December 31, 2017 for Class N shares.

See accompanying notes to financial statements.

53  |

Financial Highlights

For a share outstanding throughout each period.

	McDonnell Intermediate Municipal Bond Fund—Class A
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015		Year Ended December 31, 2014	Year Ended December 31, 2013
Net asset value, beginning of the period	$10.17		$9.89	$10.09	$10.00		$9.54	$9.89

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.11		0.19	0.12	0.13		0.11	0.09
Net realized and unrealized gain (loss)	(0.20)		0.28	(0.20)	0.10		0.47	(0.35)

Total from Investment Operations	(0.09)		0.47	(0.08)	0.23		0.58	(0.26)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.12)		(0.19)	(0.12)	(0.14)		(0.12)	(0.09)

Net asset value, end of the period	$9.96		$10.17	$9.89	$10.09		$10.00	$9.54

Total return(b)(c)	(0.93	)%(d)	4.77%	(0.79)%	2.28%		6.08%	(2.66)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$7,018		$6,004	$5,474	$6,427		$2,399	$1,047
Net expenses(e)	0.70	%(f)	0.70%	0.70%	0.74	%(g)	0.80%	0.80%
Gross expenses	1.21	%(f)	1.10%	0.88%	1.12%		1.26%	1.37%
Net investment income	2.20	%(f)	1.87%	1.19%	1.27%		1.15%	0.90%
Portfolio turnover rate	52%		34%	48%	20%		10%	37%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2015, the expense limit decreased from 0.80% to 0.70%.

See accompanying notes to financial statements.

|  54

Financial Highlights (continued)

For a share outstanding throughout each period.

	McDonnell Intermediate Municipal Bond Fund—Class C
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015		Year Ended December 31, 2014	Year Ended December 31, 2013
Net asset value, beginning of the period	$10.18		$9.90	$10.09	$9.99		$9.54	$9.89

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.07		0.11	0.04	0.05		0.04	0.01
Net realized and unrealized gain (loss)	(0.21)		0.28	(0.18)	0.11		0.45	(0.34)

Total from Investment Operations	(0.14)		0.39	(0.14)	0.16		0.49	(0.33)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.08)		(0.11)	(0.05)	(0.06)		(0.04)	(0.02)

Net asset value, end of the period	$9.96		$10.18	$9.90	$10.09		$9.99	$9.54

Total return(b)(c)	(1.39	)%(d)	3.98%	(1.44)%	1.63%		5.18%	(3.35)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1,846		$2,395	$4,015	$6,355		$2,223	$55
Net expenses(e)	1.45	%(f)	1.45%	1.45%	1.49	%(g)	1.55%	1.55%
Gross expenses	1.96	%(f)	1.83%	1.63%	1.88%		2.04%	2.08%
Net investment income	1.44	%(f)	1.10%	0.44%	0.52%		0.41%	0.14%
Portfolio turnover rate	52%		34%	48%	20%		10%	37%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2015, the expense limit decreased from 1.55% to 1.45%.

See accompanying notes to financial statements.

55  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	McDonnell Intermediate Municipal Bond Fund—Class Y
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015		Year Ended December 31, 2014	Year Ended December 31, 2013
Net asset value, beginning of the period	$10.19		$9.90	$10.10	$10.00		$9.54	$9.88

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.12		0.21	0.15	0.15		0.14	0.11
Net realized and unrealized gain (loss)	(0.21)		0.29	(0.20)	0.11		0.46	(0.34)

Total from Investment Operations	(0.09)		0.50	(0.05)	0.26		0.60	(0.23)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.13)		(0.21)	(0.15)	(0.16)		(0.14)	(0.11)

Net asset value, end of the period	$9.97		$10.19	$9.90	$10.10		$10.00	$9.54

Total return(b)	(0.90	)%(c)	5.13%	(0.55)%	2.63%		6.36%	(2.31)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$15,983		$28,960	$49,179	$66,713		$28,314	$21,704
Net expenses(d)	0.45	%(e)	0.45%	0.45%	0.49	%(f)	0.55%	0.55%
Gross expenses	0.96	%(e)	0.83%	0.63%	0.85%		1.02%	1.04%
Net investment income	2.42	%(e)	2.09%	1.44%	1.48%		1.46%	1.13%
Portfolio turnover rate	52%		34%	48%	20%		10%	37%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective July 1, 2015, the expense limit decreased from 0.55% to 0.45%.

See accompanying notes to financial statements.

|  56

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis Oakmark Fund—Class A
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014		Year Ended December 31, 2013
Net asset value, beginning of the period	$24.72		$21.37	$18.79	$20.43	$21.40		$16.09

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.04		0.11	0.16	0.14	0.10		0.06
Net realized and unrealized gain (loss)	0.17		4.28	3.20	(1.02)	2.11		6.03

Total from Investment Operations	0.21		4.39	3.36	(0.88)	2.21		6.09

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.10)	(0.16)	(0.13)	(0.07)		(0.07)
Net realized capital gains	(0.42)		(0.94)	(0.62)	(0.63)	(3.11)		(0.71)

Total Distributions	(0.42)		(1.04)	(0.78)	(0.76)	(3.18)		(0.78)

Net asset value, end of the period	$24.51		$24.72	$21.37	$18.79	$20.43		$21.40

Total return(b)	0.87	%(c)	20.75%	18.37%	(4.41)%	10.43%		37.82%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$217,597		$203,792	$173,036	$173,925	$195,061		$145,270
Net expenses	1.13	%(d)	1.18%	1.18%	1.14%	1.22%		1.30	%(e)
Gross expenses	1.13	%(d)	1.18%	1.18%	1.14%	1.22%		1.30	%(e)
Net investment income	0.36	%(d)	0.48%	0.82%	0.68%	0.44%		0.33%
Portfolio turnover rate	13%		16%	16%	23%	64	%(f)	29%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.
(e)	Includes fee/expense recovery of less than 0.01%.
(f)	The variation in the Fund’s turnover rate from 2013 to 2014 was primarily due to a change in the portfolio management team.

See accompanying notes to financial statements.

57  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis Oakmark Fund—Class C
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017		Year Ended December 31, 2016	Year Ended December 31, 2015		Year Ended December 31, 2014		Year Ended December 31, 2013
Net asset value, beginning of the period	$21.58		$18.83		$16.65	$18.19		$19.48		$14.75

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.04)		(0.05)		0.01	(0.01)		(0.06)		(0.07)
Net realized and unrealized gain (loss)	0.15		3.74		2.80	(0.90)		1.90		5.51

Total from Investment Operations	0.11		3.69		2.81	(0.91)		1.84		5.44

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.00	)(b)	(0.01)	(0.00	)(b)	(0.02)		—
Net realized capital gains	(0.42)		(0.94)		(0.62)	(0.63)		(3.11)		(0.71)

Total Distributions	(0.42)		(0.94)		(0.63)	(0.63)		(3.13)		(0.71)

Net asset value, end of the period	$21.27		$21.58		$18.83	$16.65		$18.19		$19.48

Total return(c)	0.53	%(d)	19.85%		17.45%	(5.07)%		9.55%		36.88%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$62,614		$62,272		$55,910	$70,616		$62,941		$8,425
Net expenses	1.88	%(e)	1.93%		1.93%	1.89%		1.97%		2.05	%(f)
Gross expenses	1.88	%(e)	1.93%		1.93%	1.89%		1.97%		2.05	%(f)
Net investment income (loss)	(0.39	)%(e)	(0.27)%		0.09%	(0.07)%		(0.30)%		(0.42)%
Portfolio turnover rate	13%		16%		16%	23%		64	%(g)	29%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Periods less than one year are not annualized.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Includes fee/expense recovery of less than 0.01%.
(g)	The variation in the Fund’s turnover rate from 2013 to 2014 was primarily due to a change in the portfolio management team.

See accompanying notes to financial statements.

|  58

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis Oakmark Fund—Class N
	Six Months Ended June 30, 2018 (Unaudited)	Period Ended December 31, 2017*
Net asset value, beginning of the period	$25.91	$23.13

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.10	0.14
Net realized and unrealized gain (loss)	0.18	3.44

Total from Investment Operations	0.28	3.58

LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.17)
Net realized capital gains	(0.42)	(0.63)

Total Distributions	(0.42)	(0.80)

Net asset value, end of the period	$25.77	$25.91

Total return(b)(c)	1.14%	15.46%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1	$1
Net expenses(d)(e)	0.67%	0.75%
Gross expenses(d)	13.56%	13.79%
Net investment income(d)	0.80%	0.84%
Portfolio turnover rate	13%	16	%(f)

*	From commencement of Class operations on May 1, 2017 through December 31, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Represents the Fund’s portfolio turnover rate for the year ended December 31, 2017.

See accompanying notes to financial statements.

59  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis Oakmark Fund—Class Y
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014		Year Ended December 31, 2013
Net asset value, beginning of the period	$25.90		$22.34	$19.60	$21.28	$22.16		$16.63

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.08		0.17	0.21	0.19	0.15		0.11
Net realized and unrealized gain (loss)	0.17		4.48	3.36	(1.06)	2.20		6.24

Total from Investment Operations	0.25		4.65	3.57	(0.87)	2.35		6.35

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.15)	(0.21)	(0.18)	(0.12)		(0.11)
Net realized capital gains	(0.42)		(0.94)	(0.62)	(0.63)	(3.11)		(0.71)

Total Distributions	(0.42)		(1.09)	(0.83)	(0.81)	(3.23)		(0.82)

Net asset value, end of the period	$25.73		$25.90	$22.34	$19.60	$21.28		$22.16

Total return	0.98	%(b)	21.05%	18.69%	(4.18)%	10.70%		38.21%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$56,011		$49,955	$26,252	$21,696	$26,694		$14,176
Net expenses	0.89	%(c)	0.93%	0.92%	0.89%	0.97%		1.05	%(d)
Gross expenses	0.89	%(c)	0.93%	0.92%	0.89%	0.97%		1.05	%(d)
Net investment income	0.61	%(c)	0.71%	1.05%	0.92%	0.67%		0.54%
Portfolio turnover rate	13%		16%	16%	23%	64	%(e)	29%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.
(d)	Includes fee/expense recovery of less than 0.01%.
(e)	The variation in the Fund’s turnover rate from 2013 to 2014 was primarily due to a change in the portfolio management team.

See accompanying notes to financial statements.

|  60

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis Oakmark International Fund—Class A
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
Net asset value, beginning of the period	$15.58		$12.15	$11.47	$12.44	$13.74	$10.94

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.23		0.18	0.17	0.15	0.18	0.07
Net realized and unrealized gain (loss)	(1.45)		3.41	0.76	(0.80)	(1.01)	2.99

Total from Investment Operations	(1.22)		3.59	0.93	(0.65)	(0.83)	3.06

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.16)	(0.21)	(0.20)	(0.25)	(0.08)
Net realized capital gains	—		—	(0.04)	(0.12)	(0.22)	(0.18)

Total Distributions	—		(0.16)	(0.25)	(0.32)	(0.47)	(0.26)

Net asset value, end of the period	$14.36		$15.58	$12.15	$11.47	$12.44	$13.74

Total return(b)	(7.83	)%(c)	29.56%	8.19%	(5.35)%	(6.05)%	28.13%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$485,457		$603,988	$533,112	$722,805	$617,383	$314,579
Net expenses	1.30	%(d)	1.32%	1.34%	1.31%	1.31%	1.44	%(e)
Gross expenses	1.30	%(d)	1.32%	1.34%	1.31%	1.31%	1.44	%(e)
Net investment income	2.96	%(d)	1.28%	1.54%	1.17%	1.34%	0.52%
Portfolio turnover rate	19%		40%	41%	51%	31%	20%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.
(e)	Includes fee/expense recovery of 0.05%.

See accompanying notes to financial statements.

61  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis Oakmark International Fund—Class C
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
Net asset value, beginning of the period	$15.30		$11.96	$11.29	$12.25	$13.53	$10.82

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.18		0.06	0.08	0.05	0.08	(0.02)
Net realized and unrealized gain (loss)	(1.42)		3.35	0.74	(0.78)	(0.98)	2.94

Total from Investment Operations	(1.24)		3.41	0.82	(0.73)	(0.90)	2.92

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.07)	(0.11)	(0.11)	(0.16)	(0.03)
Net realized capital gains	—		—	(0.04)	(0.12)	(0.22)	(0.18)

Total Distributions	—		(0.07)	(0.15)	(0.23)	(0.38)	(0.21)

Net asset value, end of the period	$14.06		$15.30	$11.96	$11.29	$12.25	$13.53

Total return(b)	(8.10	)%(c)	28.55%	7.36%	(6.08)%	(6.67)%	27.13%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$341,965		$363,018	$255,249	$341,959	$327,319	$237,250
Net expenses	2.05	%(d)	2.07%	2.09%	2.06%	2.05%	2.19	%(e)
Gross expenses	2.05	%(d)	2.07%	2.09%	2.06%	2.05%	2.19	%(e)
Net investment income (loss)	2.40	%(d)	0.42%	0.73%	0.39%	0.61%	(0.14)%
Portfolio turnover rate	19%		40%	41%	51%	31%	20%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.
(e)	Includes fee/expense recovery of 0.04%.

See accompanying notes to financial statements.

|  62

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis Oakmark International Fund—Class N
	Six Months Ended June 30, 2018 (Unaudited)	Period Ended December 31, 2017*
Net asset value, beginning of the period	$15.58	$13.98

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.44	0.15
Net realized and unrealized gain (loss)	(1.63)	1.66

Total from Investment Operations	(1.19)	1.81

LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.21)

Net asset value, end of the period	$14.39	$15.58

Total return(b)(c)	(7.64)%	12.96%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$339	$1
Net expenses(d)(e)	0.96%	0.92%
Gross expenses(d)	0.98%	25.21%
Net investment income(d)	5.78%	1.54%
Portfolio turnover rate	19%	40	%(f)

*	From commencement of Class operations on May 1, 2017 through December 31, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Represents the Fund’s portfolio turnover rate for the year ended December 31, 2017.

See accompanying notes to financial statements.

63  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis Oakmark International Fund—Class Y
	Six Months Ended June 30, 2018 (Unaudited)	Period Ended December 31, 2017*
Net asset value, beginning of the period	$15.56	$13.98

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.31	0.00	(b)
Net realized and unrealized gain (loss)	(1.50)	1.79

Total from Investment Operations	(1.19)	1.79

LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.21)

Net asset value, end of the period	$14.37	$15.56

Total return(c)	(7.65)%	12.79%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$275,246	$172,978
Net expenses(d)	1.05%	1.07%
Gross expenses(d)	1.05%	1.07%
Net investment income(d)	4.00%	0.03%
Portfolio turnover rate	19%	40	%(e)

*	From commencement of Class operations on May 1, 2017 through December 31, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.
(e)	Represents the Fund’s portfolio turnover rate for the year ended December 31, 2017.

See accompanying notes to financial statements.

|  64

Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Small Cap Value Fund—Class A
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017		Year Ended December 31, 2016	Year Ended December 31, 2015		Year Ended December 31, 2014	Year Ended December 31, 2013
Net asset value, beginning of the period	$18.71		$19.79		$17.74	$20.65		$22.34	$18.97

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.01		(0.01)		0.02	0.06	(b)	(0.06)	0.07	(c)
Net realized and unrealized gain (loss)	0.20		1.21		3.49	(0.07)		1.95	7.14

Total from Investment Operations	0.21		1.20		3.51	(0.01)		1.89	7.21

LESS DISTRIBUTIONS FROM:
Net investment income	(0.00	)(d)	(0.00	)(d)	(0.01)	(0.04)		—	(0.06)
Net realized capital gains	(0.53)		(2.28)		(1.45)	(2.86)		(3.58)	(3.78)

Total Distributions	(0.53)		(2.28)		(1.46)	(2.90)		(3.58)	(3.84)

Net asset value, end of the period	$18.39		$18.71		$19.79	$17.74		$20.65	$22.34

Total return(e)	1.26	%(f)	6.28%		20.24%	(0.29	)%(b)	8.79%	39.01	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$89,338		$93,751		$106,447	$103,092		$125,201	$152,792
Net expenses	1.36	%(g)	1.36%		1.35%	1.35%		1.37%	1.39	%(h)
Gross expenses	1.36	%(g)	1.36%		1.35%	1.35%		1.37%	1.39	%(h)
Net investment income (loss)	0.08	%(g)	(0.03)%		0.11%	0.26	%(b)	(0.27)%	0.33	%(c)
Portfolio turnover rate	37%		92%		74%	62%		58%	58%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)

Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.04), total return would have been (0.77)% and the ratio of net investment loss to average net assets would have been (0.20)%.

(c)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.00, total return would have been 38.63% and the ratio of net investment income to average net assets would have been 0.02%.

(d)	Amount rounds to less than $0.01 per share.
(e)	A sales charge for Class A shares is not reflected in total return calculations.
(f)	Periods less than one year are not annualized.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Includes interest expense of less than 0.01%.

See accompanying notes to financial statements.

65  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Small Cap Value Fund—Class C
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017		Year Ended December 31, 2016	Year Ended December 31, 2015		Year Ended December 31, 2014	Year Ended December 31, 2013
Net asset value, beginning of the period	$11.67		$13.26		$12.39	$15.36		$17.61	$15.64

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.04)		(0.10)		(0.08)	(0.08	)(b)	(0.18)	(0.07	)(c)
Net realized and unrealized gain (loss)	0.12		0.79		2.40	(0.03)		1.51	5.83

Total from Investment Operations	0.08		0.69		2.32	(0.11)		1.33	5.76

LESS DISTRIBUTIONS FROM:
Net investment income	(0.00	)(d)	(0.00	)(d)	—	—		—	(0.01)
Net realized capital gains	(0.53)		(2.28)		(1.45)	(2.86)		(3.58)	(3.78)

Total Distributions	(0.53)		(2.28)		(1.45)	(2.86)		(3.58)	(3.79)

Net asset value, end of the period	$11.22		$11.67		$13.26	$12.39		$15.36	$17.61

Total return(e)	0.90	%(f)	5.50%		19.32%	(1.02	)%(b)	7.94%	37.99	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$6,294		$15,756		$20,379	$21,188		$27,292	$31,476
Net expenses	2.11	%(g)	2.11%		2.10%	2.10%		2.12%	2.14	%(h)
Gross expenses	2.11	%(g)	2.11%		2.10%	2.10%		2.12%	2.14	%(h)
Net investment loss	(0.77	)%(g)	(0.79)%		(0.64)%	(0.48	)%(b)	(1.02)%	(0.40	)%(c)
Portfolio turnover rate	37%		92%		74%	62%		58%	58%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)

Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.15), total return would have been (1.48)% and the ratio of net investment loss to average net assets would have been (0.96)%.

(c)

Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.13), total return would have been 37.59% and the ratio of net investment income loss to average net assets would have been (0.73)%.

(d)	Amount rounds to less than $0.01 per share.
(e)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(f)	Periods less than one year are not annualized.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Includes interest expense of less than 0.01%.

See accompanying notes to financial statements.

|  66

Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Small Cap Value Fund—Class N
	Six Months Ended June 30, 2018 (Unaudited)		Period Ended December 31, 2017*
Net asset value, beginning of the period	$19.37		$19.55

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.04		0.07
Net realized and unrealized gain (loss)	0.22		1.35

Total from Investment Operations	0.26		1.42

LESS DISTRIBUTIONS FROM:
Net investment income	(0.00	)(b)	(0.02)
Net realized capital gains	(0.53)		(1.58)

Total Distributions	(0.53)		(1.60)

Net asset value, end of the period	$19.10		$19.37

Total return(c)(d)	1.48%		7.17%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1		$1
Net expenses(e)(f)	0.97%		0.96%
Gross expenses(e)	14.97%		14.68%
Net investment income(e)	0.45%		0.56%
Portfolio turnover rate	37%		92	%(g)

*	From commencement of Class operations on May 1, 2017 through December 31, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	Computed on an annualized basis for periods less than one year.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Represents the Fund’s portfolio turnover rate for the year ended December 31, 2017.

See accompanying notes to financial statements.

67  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Small Cap Value Fund—Class Y
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015		Year Ended December 31, 2014		Year Ended December 31, 2013
Net asset value, beginning of the period	$19.37		$20.36	$18.21	$21.13		$22.73		$19.24

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.03		0.05	0.07	0.11	(b)	(0.00	)(c)	0.13	(d)
Net realized and unrealized gain (loss)	0.21		1.25	3.59	(0.07)		1.98		7.26

Total from Investment Operations	0.24		1.30	3.66	0.04		1.98		7.39

LESS DISTRIBUTIONS FROM:
Net investment income	(0.00	)(c)	(0.01)	(0.06)	(0.10)		—		(0.12)
Net realized capital gains	(0.53)		(2.28)	(1.45)	(2.86)		(3.58)		(3.78)

Total Distributions	(0.53)		(2.29)	(1.51)	(2.96)		(3.58)		(3.90)

Net asset value, end of the period	$19.08		$19.37	$20.36	$18.21		$21.13		$22.73

Total return	1.38	%(e)	6.60%	20.53%	(0.05	)%(b)	9.04%		39.43	%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$140,810		$176,940	$183,145	$179,322		$176,905		$163,836
Net expenses	1.11	%(f)	1.11%	1.10%	1.10%		1.12%		1.14	%(g)
Gross expenses	1.11	%(f)	1.11%	1.10%	1.10%		1.12%		1.14	%(g)
Net investment income (loss)	0.30	%(f)	0.23%	0.36%	0.50	%(b)	(0.01)%		0.59	%(d)
Portfolio turnover rate	37%		92%	74%	62%		58%		58%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)

Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.02, total return would have been (0.53)% and the ratio of net investment income to average net assets would have been 0.07%.

(c)	Amount rounds to less than $0.01 per share.
(d)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.06, total return would have been 39.06% and the ratio of net investment income to average net assets would have been 0.27%.

(e)	Periods less than one year are not annualized.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes interest expense of less than 0.01%.

See accompanying notes to financial statements.

|  68

Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Value Opportunity Fund—Class A
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017		Year Ended December 31, 2016	Year Ended December 31, 2015		Year Ended December 31, 2014	Year Ended December 31, 2013
Net asset value, beginning of the period	$22.65		$20.55		$20.04	$21.29		$20.63	$15.49

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.07		0.17	(b)	0.07	0.03	(c)	(0.08)	(0.03)
Net realized and unrealized gain (loss)	(0.22)		2.48		1.05	(0.79)		2.31	6.36

Total from Investment Operations	(0.15)		2.65		1.12	(0.76)		2.23	6.33

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.18)		(0.05)	(0.02)		—	—
Net realized capital gains	(0.29)		(0.37)		(0.56)	(0.47)		(1.57)	(1.19)

Total Distributions	(0.29)		(0.55)		(0.61)	(0.49)		(1.57)	(1.19)

Net asset value, end of the period	$22.21		$22.65		$20.55	$20.04		$21.29	$20.63

Total return(d)	(0.65	)%(e)	12.93	%(b)	5.85%	(3.66	)%(c)	10.92%	41.22%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$61,212		$67,186		$87,536	$142,833		$73,237	$67,716
Net expenses	1.23	%(f)	1.22%		1.23%	1.23%		1.25%	1.27%
Gross expenses	1.23	%(f)	1.22%		1.23%	1.23%		1.25%	1.27%
Net investment income (loss)	0.60	%(f)	0.77	%(b)	0.35%	0.16	%(c)	(0.37)%	(0.13)%
Portfolio turnover rate	26%		42%		57%	32%		58%	39%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.09, total return would have been 12.53% and the ratio of net investment income to average net assets would have been 0.41%.

(c)

Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.01), total return would have been (3.94)% and the ratio of net investment loss to average net assets would have been (0.04)%.

(d)	A sales charge for Class A shares is not reflected in total return calculations.
(e)	Periods less than one year are not annualized.
(f)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

69  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Value Opportunity Fund—Class C
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017		Year Ended December 31, 2016		Year Ended December 31, 2015		Year Ended December 31, 2014	Year Ended December 31, 2013
Net asset value, beginning of the period	$21.50		$19.51		$19.16		$20.51		$20.07	$15.21

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.02)		0.00	(b)(c)	(0.07)		(0.13	)(d)	(0.23)	(0.17)
Net realized and unrealized gain (loss)	(0.20)		2.36		0.98		(0.75)		2.24	6.22

Total from Investment Operations	(0.22)		2.36		0.91		(0.88)		2.01	6.05

LESS DISTRIBUTIONS FROM:
Net investment income	—		—		(0.00	)(b)	—		—	—
Net realized capital gains	(0.29)		(0.37)		(0.56)		(0.47)		(1.57)	(1.19)

Total Distributions	(0.29)		(0.37)		(0.56)		(0.47)		(1.57)	(1.19)

Net asset value, end of the period	$20.99		$21.50		$19.51		$19.16		$20.51	$20.07

Total return(e)	(1.02	)%(f)	12.11	%(c)	5.03%		(4.39	)%(d)	10.12%	40.13%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$35,746		$47,559		$68,923		$89,284		$35,894	$21,005
Net expenses	1.98	%(g)	1.97%		1.98%		1.98%		2.00%	2.02%
Gross expenses	1.98	%(g)	1.97%		1.98%		1.98%		2.00%	2.02%
Net investment income (loss)	(0.19	)%(g)	0.00	%(c)(h)	(0.38)%		(0.61	)%(d)	(1.10)%	(0.89)%
Portfolio turnover rate	26%		42%		57%		32%		58%	39%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)

Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.07), total return would have been 11.70% and the ratio of net investment loss to average net assets would have been (0.35)%.

(d)

Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.16), total return would have been (4.68)% and the ratio of net investment loss to average net assets would have been (0.77)%.

(e)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(f)	Periods less than one year are not annualized.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Amount rounds to less than 0.01%.

See accompanying notes to financial statements.

|  70

Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Value Opportunity Fund—Class N
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017		Year Ended December 31, 2016	Year Ended December 31, 2015		Year Ended December 31, 2014		Period Ended December 31, 2013*
Net asset value, beginning of the period	$22.87		$20.75		$20.26	$21.50		$20.76		$17.53

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.10		0.25	(b)	0.16	0.11	(c)	(0.00	)(d)	(0.04)
Net realized and unrealized gain (loss)	(0.21)		2.51		1.04	(0.81)		2.31		4.35

Total from Investment Operations	(0.11)		2.76		1.20	(0.70)		2.31		4.31

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.27)		(0.15)	(0.07)		—		(0.02)
Net realized capital gains	(0.29)		(0.37)		(0.56)	(0.47)		(1.57)		(1.06)

Total Distributions	(0.29)		(0.64)		(0.71)	(0.54)		(1.57)		(1.08)

Net asset value, end of the period	$22.47		$22.87		$20.75	$20.26		$21.50		$20.76

Total return	(0.47	)%(e)	13.31	%(b)	6.21%	(3.35	)%(c)	11.24%		24.70	%(e)(f)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$96,544		$134,205		$148,365	$65,010		$12,024		$1
Net expenses	0.88	%(g)	0.88%		0.88%	0.89%		0.91	%(h)	1.03	%(g)(i)
Gross expenses	0.88	%(g)	0.88%		0.88%	0.89%		0.91	%(h)	2.07	%(g)
Net investment income (loss)	0.89	%(g)	1.16	%(b)	0.78%	0.50	%(c)	(0.00	)%(j)	(0.33	)%(g)
Portfolio turnover rate	26%		42%		57%	32%		58%		39%

*	From commencement of Class operations on May 1, 2013 through December 31, 2013.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.17, total return would have been 12.92% and the ratio of net investment income to average net assets would have been 0.76%.

(c)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.08, total return would have been (3.59)% and the ratio of net investment income to average net assets would have been 0.35%.

(d)	Amount rounds to less than $0.01 per share.
(e)	Periods less than one year are not annualized.
(f)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Includes fee/expense recovery of less than 0.01%.
(i)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(j)	Amount rounds to less than 0.01%.

See accompanying notes to financial statements.

71  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Value Opportunity Fund—Class Y
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017		Year Ended December 31, 2016	Year Ended December 31, 2015		Year Ended December 31, 2014	Year Ended December 31, 2013
Net asset value, beginning of the period	$22.89		$20.77		$20.27	$21.52		$20.78	$15.57

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.10		0.23	(b)	0.12	0.09	(c)	(0.02)	0.02
Net realized and unrealized gain (loss)	(0.22)		2.51		1.07	(0.82)		2.33	6.39

Total from Investment Operations	(0.12)		2.74		1.19	(0.73)		2.31	6.41

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.25)		(0.13)	(0.05)		—	(0.01)
Net realized capital gains	(0.29)		(0.37)		(0.56)	(0.47)		(1.57)	(1.19)

Total Distributions	(0.29)		(0.62)		(0.69)	(0.52)		(1.57)	(1.20)

Net asset value, end of the period	$22.48		$22.89		$20.77	$20.27		$21.52	$20.78

Total return	(0.52	)%(d)	13.19	%(b)	6.14%	(3.47	)%(c)	11.23%	41.52%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$746,160		$774,304		$903,545	$1,133,634		$656,071	$360,820
Net expenses	0.98	%(e)	0.97%		0.98%	0.98%		1.00%	1.02%
Gross expenses	0.98	%(e)	0.97%		0.98%	0.98%		1.00%	1.02%
Net investment income (loss)	0.87	%(e)	1.04	%(b)	0.62%	0.39	%(c)	(0.10)%	0.12%
Portfolio turnover rate	26%		42%		57%	32%		58%	39%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.15, total return would have been 12.80% and the ratio of net investment income to average net assets would have been 0.67%.

(c)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.05, total return would have been (3.70)% and the ratio of net investment income to average net assets would have been 0.20%.

(d)	Periods less than one year are not annualized.
(e)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  72

Notes to Financial Statements

June 30, 2018 (Unaudited)

1.  Organization.  Natixis Funds Trust I and Natixis Funds Trust II (the “Trusts” and each a “Trust”) are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trusts are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Natixis Funds Trust I:

Natixis Oakmark International Fund

Vaughan Nelson Small Cap Value Fund (the “Small Cap Value Fund”)

Natixis Funds Trust II:

McDonnell Intermediate Municipal Bond Fund (the “Intermediate Municipal Bond Fund”)

Natixis Oakmark Fund

Vaughan Nelson Value Opportunity Fund (the “Value Opportunity Fund”)

Each Fund is a diversified investment company.

Each Fund offers Class A shares, Class C shares and Class Y shares. Natixis Oakmark Fund, Natixis Oakmark International Fund, Small Cap Value Fund and Value Opportunity Fund also offer Class N shares. Class T shares of the Funds are not currently available for purchase.

Effective July 31, 2009, the Small Cap Value Fund was closed to new investors. The Fund, in its sole discretion, may permit an investor in another Vaughan Nelson-managed fund or product that follows the same investment strategy as the Fund to transfer assets from that fund or product into the Fund.

Class A shares are sold with a maximum front-end sales charge of 3.00% for Intermediate Municipal Bond Fund and 5.75% for Natixis Oakmark Fund, Natixis Oakmark International Fund, Small Cap Value Fund and Value Opportunity Fund. Class C shares do not pay a front-end sales charge, pay higher Rule 12b-1 fees than Class A shares for ten years (at which point they automatically convert to Class A shares) and may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Class Y shares are offered with an initial minimum investment of $100,000. Certain categories of investors are exempted from the minimum investment amounts for Class N and Class Y as outlined in the relevant Fund’s prospectus.

73  |

Notes to Financial Statements (continued)

June 30, 2018 (Unaudited)

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”) and Natixis ETF Trust. Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to the class (such as the Rule 12b-1 fees applicable to Class A and Class C) and transfer agent fees for each Fund are borne collectively for Class A, Class C and Class Y and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation.  Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an

|  74

Notes to Financial Statements (continued)

June 30, 2018 (Unaudited)

independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Funds may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by a Fund.

As of June 30, 2018, securities held by Natixis Oakmark International Fund were fair valued as follows:

Equity securities[1]	Percentage of Net Assets
$984,237,802	89.2%

[1]

Certain foreign equity securities were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities.

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation.

75  |

Notes to Financial Statements (continued)

June 30, 2018 (Unaudited)

However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income, including income reinvested, is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Dividends reinvested are reflected as non-cash dividends on the Statements of Operations. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in real estate investment trusts (“REITs”) are reported to the Funds after the end of the fiscal year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Funds after the end of the fiscal year. Estimates are based on the most recent REIT distribution information available. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation.  The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income, and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations

|  76

Notes to Financial Statements (continued)

June 30, 2018 (Unaudited)

reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities.

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Forward Foreign Currency Contracts.  Certain Funds may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss reflected in the Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency a Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

e.  Federal and Foreign Income Taxes.  The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of June 30, 2018 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statements of Assets

77  |

Notes to Financial Statements (continued)

June 30, 2018 (Unaudited)

and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or will be filed are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

f.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as distributions in excess of income and/or capital gain, return of capital and capital gain distributions received and foreign currency gains and losses. Permanent book and tax basis differences relating to shareholder distributions, net investment income and net realized gains will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, wash sales, forward foreign currency contracts mark-to-market and return of capital distributions received. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended December 31, 2017 was as follows:

	2017 Distributions Paid From:
Fund	Ordinary Income	Tax Exempt Income	Long-Term Capital Gains	Total
Intermediate Municipal Bond Fund	$5,473	$909,414	$—	$914,887
Natixis Oakmark Fund	1,117,535	—	11,807,017	12,924,552
Natixis Oakmark International Fund	10,227,398	—	—	10,227,398
Small Cap Value Fund	3,400,416	—	31,501,924	34,902,340
Value Opportunity Fund	10,294,310	—	16,440,298	26,734,608

|  78

Notes to Financial Statements (continued)

June 30, 2018 (Unaudited)

Differences between these amounts and those reported in the Statements of Changes in Net Assets are primarily attributable to different book and tax treatment for short-term capital gains.

As of December 31, 2017, capital loss carryforwards and late-year ordinary and post-October capital loss deferrals were as follows:

	Intermediate Municipal Bond Fund	Natixis Oakmark Fund	Natixis Oakmark International Fund	Small Cap Value Fund	Value Opportunity Fund
Capital loss carryforward:
Short-term:
No expiration date	$(661,262)	$—	$(9,965,690)	$—	$—
Long-term:
No expiration date	—	—	(37,884,825)	—	—

Total capital loss carryforward	(661,262)	—	(47,850,515)	—	—

Late-year ordinary and post-October capital loss deferrals*	$—	$—	$(287,626)	$—	$—

*

Under current tax law, capital losses, foreign currency losses, and losses on passive foreign investment companies and contingent payment debt instruments after October 31 or December 31, as applicable, may be deferred and treated as occurring on the first day of the following taxable year.

As of June 30, 2018, the cost of investments (including derivatives, if applicable) and unrealized appreciation (depreciation) on a federal tax basis were as follows:

	Intermediate Municipal Bond Fund	Natixis Oakmark Fund	Natixis Oakmark International Fund	Small Cap Value Fund	Value Opportunity Fund
Federal tax cost	$23,156,374	$272,440,314	$1,110,483,625	$215,676,713	$840,286,641

Gross tax appreciation	$570,515	$78,316,615	$63,862,149	$30,847,425	$140,771,745

Gross tax depreciation	(68,876)	(12,313,847)	(72,535,393)	(9,095,670)	(41,005,263)

Net tax appreciation (depreciation)	$501,639	$66,002,768	$(8,673,244)	$21,751,755	$99,766,482

79  |

Notes to Financial Statements (continued)

June 30, 2018 (Unaudited)

Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.

g.  Repurchase Agreements.  Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of June 30, 2018, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

h.  Securities Lending.  Certain Funds have entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Funds may bear the risk of loss with respect to the investment of the collateral. The Funds invest cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Funds and State Street Bank as lending agent.

For the six months ended June 30, 2018, none of the Funds had loaned securities under this agreement.

i.  Indemnifications.  Under the Trusts’ organizational documents, their officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve

|  80

Notes to Financial Statements (continued)

June 30, 2018 (Unaudited)

future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2018, at value:

Intermediate Municipal Bond Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes(a)	$—	$21,848,196	$—	$21,848,196
Exchange-Traded Funds	809,817	—	—	809,817
Short-Term Investments	1,000,000	—	—	1,000,000

Total	$1,809,817	$21,848,196	$—	$23,658,013

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended June 30, 2018, there were no transfers among Levels 1, 2 and 3.

81  |

Notes to Financial Statements (continued)

June 30, 2018 (Unaudited)

Natixis Oakmark Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$324,123,501	$—	$—	$324,123,501
Short-Term Investments	—	14,319,581	—	14,319,581

Total	$324,123,501	$14,319,581	$—	$338,443,082

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended June 30, 2018, there were no transfers among Levels 1, 2 and 3.

Natixis Oakmark International Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$26,065,874	$—	$26,065,874
France	—	134,494,622	—	134,494,622
Germany	—	189,753,071	—	189,753,071
India	—	16,195,751	—	16,195,751
Indonesia	—	14,161,367	—	14,161,367
Italy	—	42,768,880	—	42,768,880
Japan	—	46,043,038	—	46,043,038
Korea	—	2,199,202	—	2,199,202
Netherlands	—	42,245,459	—	42,245,459
South Africa	—	30,848,531	—	30,848,531
Sweden	—	59,824,400	—	59,824,400
Switzerland	—	148,108,931	—	148,108,931
Taiwan	—	13,577,253	—	13,577,253
United Kingdom	28,238,790	217,951,423	—	246,190,213
All Other Common Stocks(a)	60,085,448	—	—	60,085,448

Total Common Stocks	88,324,238	984,237,802	—	1,072,562,040

Short-Term Investments	—	28,099,544	—	28,099,544
Forward Foreign Currency Contracts (unrealized appreciation)	—	1,148,797	—	1,148,797

Total	$88,324,238	$1,013,486,143	$—	$1,101,810,381

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

|  82

Notes to Financial Statements (continued)

June 30, 2018 (Unaudited)

For the six months ended June 30, 2018, there were no transfers among Levels 1, 2 and 3.

Small Cap Value Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$220,344,184	$—	$—	$220,344,184
Exchange-Traded Funds	11,671,622	—	—	11,671,622
Closed-End Investment Companies	2,643,266	—	—	2,643,266
Short-Term Investments	—	2,769,396	—	2,769,396

Total	$234,659,072	$2,769,396	$—	$237,428,468

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended June 30, 2018, there were no transfers among Levels 1, 2 and 3.

Value Opportunity Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$886,044,528	$—	$—	$886,044,528
Closed-End Investment Companies	22,678,793	—	—	22,678,793
Short-Term Investments	—	31,329,802	—	31,329,802

Total	$908,723,321	$31,329,802	$—	$940,053,123

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended June 30, 2018, there were no transfers among Levels 1, 2 and 3.

4.  Derivatives.  Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that Natixis Oakmark International Fund used during the period include forward foreign currency contracts.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. During the six months ended June 30, 2018, the Fund engaged in forward foreign currency transactions for hedging purposes.

83  |

Notes to Financial Statements (continued)

June 30, 2018 (Unaudited)

The following is a summary of derivative instruments for Natixis Oakmark International Fund as of June 30, 2018, as reflected within the Statements of Assets and Liabilities:

Assets	Unrealized appreciation on forward foreign currency contracts
Over-the-counter asset derivatives
Foreign exchange contracts	$1,148,797

Transactions in derivative instruments for Natixis Oakmark International Fund during the six months ended June 30, 2018, as reflected within the Statements of Operations were as follows:

Net Realized Gain (Loss) on:	Forward foreign currency contracts
Foreign exchange contracts	$141,068

Net Change in Unrealized Appreciation (Depreciation) on:	Forward foreign currency contracts
Foreign exchange contracts	$809,998

As the Fund values its derivatives at fair value and recognizes changes in fair value through the Statement of Operations, it does not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.

The volume of forward foreign currency contract activity, as a percentage of net assets, for Natixis Oakmark International Fund, based on gross month-end notional amounts outstanding during the period, including long and short positions at absolute value, was as follows for the six months ended June 30, 2018:

Natixis Oakmark International Fund	Forwards
Average Notional Amount Outstanding	1.85%
Highest Notional Amount Outstanding	2.21%
Lowest Notional Amount Outstanding	1.36%
Notional Amount Outstanding as of June 30, 2018	2.21%

Notional amounts outstanding at the end of the prior period are included in the average notional amount outstanding.

|  84

Notes to Financial Statements (continued)

June 30, 2018 (Unaudited)

Unrealized gain and/or loss on open forwards is recorded in the Statements of Assets and Liabilities. The aggregate notional values of forward contracts are not recorded in the Statements of Assets and Liabilities, and therefore are not included in the Fund’s net assets.

The Fund enters into over-the-counter derivatives, including forward foreign currency contracts, pursuant to an International Swaps and Derivatives Association, Inc. (“ISDA”) agreement between the Fund and its counterparty. ISDA agreements typically contain master netting provisions in the event of a default or other termination event. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts to one net amount payable by either the Fund or the counterparty. For financial reporting purposes, the Fund does not offset derivative assets and liabilities on the Statements of Assets and Liabilities.

As of June 30, 2018, gross amounts of derivative assets and liabilities not offset in the Statement of Assets and Liabilities and the related net amounts after taking into account master netting arrangements, by counterparty, are as follows:

Natixis Oakmark International Fund

Counterparty	Gross Amounts of Assets	Offset Amount	Net Amount
State Street Bank and Trust Company	$1,148,797	$—	$1,148,797

Counterparty risk is managed based on policies and procedures established by each Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements and monitoring of counterparty credit default swap spreads. Based on balances reflected on the Fund’s Statement of Assets and Liabilities, the following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties to the relevant financial instruments failed completely to perform according to the terms of the contracts and ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of June 30, 2018:

Fund	Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
Natixis Oakmark International Fund	$1,148,797	$1,148,797

85  |

Notes to Financial Statements (continued)

June 30, 2018 (Unaudited)

5.  Purchases and Sales of Securities.  For the six months ended June 30, 2018, purchases and sales of securities (excluding short-term investments and U.S. Government/Agency securities and including paydowns) were as follows:

Fund	Purchases	Sales
Intermediate Municipal Bond Fund	$15,745,781	$26,658,800
Natixis Oakmark Fund	62,409,515	39,059,277
Natixis Oakmark International Fund	324,545,787	218,026,992
Small Cap Value Fund	93,074,133	144,517,030
Value Opportunity Fund	247,481,383	341,576,181

6.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  Natixis Advisors, L.P. (“Natixis Advisors”), serves as investment adviser to each Fund. Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:

	Percentage of Average Daily Net Assets
Fund	First $200 million	Next $300 million	Next $500 million	Next $500 million	Next $500 million	Over $2 billion
Intermediate Municipal Bond Fund	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Natixis Oakmark Fund	0.70%	0.65%	0.60%	0.60%	0.60%	0.60%
Natixis Oakmark International Fund	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Small Cap Value Fund	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Value Opportunity Fund	0.80%	0.80%	0.80%	0.80%	0.75%	0.75%

Natixis Advisors has entered into subadvisory agreements for each Fund as listed below.

Intermediate Municipal Bond Fund	McDonnell Investment Management, LLC (“McDonnell”)
Natixis Oakmark Fund	Harris Associates L.P. (“Harris”)
Natixis Oakmark International Fund	Harris
Small Cap Value Fund	Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”)
Value Opportunity Fund	Vaughan Nelson

|  86

Notes to Financial Statements (continued)

June 30, 2018 (Unaudited)

Under the terms of the subadvisory agreements, each Fund has agreed to pay its respective subadviser a subadvisory fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:

		Percentage of Average Daily Net Assets
Fund	Subadviser	First $200 million	Next $1.3 billion	Over $1.5 billion
Intermediate Municipal Bond Fund	McDonnell	0.20%	0.20%	0.20%
Natixis Oakmark Fund	Harris	0.52%	0.50%	0.50%
Natixis Oakmark International Fund	Harris	0.60%	0.60%	0.60%
Small Cap Value Fund	Vaughan Nelson	0.55%	0.55%	0.55%
Value Opportunity Fund	Vaughan Nelson	0.50%	0.50%	0.47%

Natixis Advisors has given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, substitute dividend expenses on securities sold short, taxes, organizational and extraordinary expenses, such as litigation and indemnification expenses. These undertakings are in effect until April 30, 2019, may be terminated before then only with the consent of the Funds’ Board of Trustees, and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.

For the six months ended June 30, 2018 the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y
Intermediate Municipal Bond Fund	0.70%	1.45%	—	0.45%
Natixis Oakmark Fund	1.30%	2.05%	1.00%	1.05%
Natixis Oakmark International Fund	1.45%	2.20%	1.15%	1.20%
Small Cap Value Fund	1.45%	2.20%	1.15%	1.20%
Value Opportunity Fund	1.40%	2.15%	1.10%	1.15%

Natixis Advisors shall be permitted to recover expenses it has borne under the expense limitation agreements (whether through waiver of its management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not

87  |

Notes to Financial Statements (continued)

June 30, 2018 (Unaudited)

obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the six months ended June 30, 2018, the management fees and waivers of management fees for each Fund were as follows:

Fund	Gross Management Fees	Contractual Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
				Gross	Net
Intermediate Municipal Bond Fund	$62,864	$62,864	$—	0.40%	—%
Natixis Oakmark Fund	1,100,295	—	1,100,295	0.68%	0.68%
Natixis Oakmark International Fund	5,062,302	—	5,062,302	0.85%	0.85%
Small Cap Value Fund	1,145,400	—	1,145,400	0.90%	0.90%
Value Opportunity Fund	3,908,569	—	3,908,569	0.80%	0.80%

[1]	Management fee waivers are subject to possible recovery until December 31, 2019.

For the six months ended June 30, 2018, expenses have been reimbursed as follows:

Fund	Reimbursement
Intermediate Municipal Bond Fund	$16,974

No expenses were recovered during the six months ended June 30, 2018 under the terms of the expense limitation agreement.

Certain officers and directors of Natixis Advisors and its affiliates are also officers or Trustees of the Funds. Natixis Advisors, McDonnell, Harris and Vaughan Nelson are subsidiaries of Natixis Investment Managers, L.P. (“Natixis”), which is part of Natixis Investment Managers, an international asset management group based in Paris, France.

b.  Service and Distribution Fees.  Natixis Distribution, L.P. (“Natixis Distribution”), which is a wholly-owned subsidiary of Natixis, has entered into a distribution agreement with the Trusts. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trusts.

Pursuant to Rule 12b-1 under the 1940 Act, the Trusts have adopted a Service Plan relating to each Fund’s Class A shares (the “Class A Plans”) and a Distribution and Service Plan relating to each Fund’s Class C shares (the “Class C Plans”).

Under the Class A Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Funds’ Class A shares, as reimbursement for expenses incurred by Natixis Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

|  88

Notes to Financial Statements (continued)

June 30, 2018 (Unaudited)

Under the Class C Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Funds’ Class C shares, as compensation for services provided by Natixis Distribution in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.

Also under the Class C Plans, each Fund pays Natixis Distribution a monthly distribution fee at an annual rate of 0.75% of the average daily net assets attributable to the Funds’ Class C shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Class C shares.

For the six months ended June 30, 2018, the service and distribution fees for each Fund were as follows:

	Service Fees		Distribution Fees
Fund	Class A	Class C	Class C
Intermediate Municipal Bond Fund	$8,493	$2,649	$7,948
Natixis Oakmark Fund	259,225	80,054	240,161
Natixis Oakmark International Fund	732,422	469,689	1,409,066
Small Cap Value Fund	110,230	17,164	51,491
Value Opportunity Fund	79,236	52,504	157,514

c.  Administrative Fees.  Natixis Advisors provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trust and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0350% of the next $30 billion and 0.0325% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust of $10 million, which is reevaluated on an annual basis.

For the six months ended June 30, 2018, the administrative fees for each Fund were as follows:

Fund	Administrative Fees
Intermediate Municipal Bond Fund	$6,973
Natixis Oakmark Fund	71,733
Natixis Oakmark International Fund	264,284
Small Cap Value Fund	56,469
Value Opportunity Fund	216,797

Effective July 1, 2018, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net

89  |

Notes to Financial Statements (continued)

June 30, 2018 (Unaudited)

assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust of $10 million, which is reevaluated on an annual basis.

d.  Sub-Transfer Agent Fees.  Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.

For the six months ended June 30, 2018, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:

Fund	Sub-Transfer Agent Fees
Intermediate Municipal Bond Fund	$4,797
Natixis Oakmark Fund	69,755
Natixis Oakmark International Fund	474,938
Small Cap Value Fund	66,716
Value Opportunity Fund	391,090

As of June 30, 2018, the Funds owe Natixis Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):

Fund	Reimbursements of Sub-Transfer Agent Fees
Intermediate Municipal Bond Fund	$144
Natixis Oakmark Fund	1,578
Natixis Oakmark International Fund	10,560
Small Cap Value Fund	1,683
Value Opportunity Fund	9,091

|  90

Notes to Financial Statements (continued)

June 30, 2018 (Unaudited)

Sub-transfer agent fees attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by Natixis Distribution during the six months ended June 30, 2018, were as follows:

Fund	Commissions
Intermediate Municipal Bond Fund	$681
Natixis Oakmark Fund	20,929
Natixis Oakmark International Fund	233,388
Small Cap Value Fund	985
Value Opportunity Fund	1,673

f.  Trustees Fees and Expenses.  The Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $340,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $170,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee and the chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $20,000. The chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $12,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts,

91  |

Notes to Financial Statements (continued)

June 30, 2018 (Unaudited)

Loomis Sayles Funds Trusts and Natixis ETF Trust, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

g.  Affiliated Ownership.  As of June 30, 2018, Natixis US and affiliates held shares of Natixis Oakmark Fund and Small Cap Value Fund both representing less than 0.01% of the Funds’ net assets. Investment activities of affiliated shareholders could have material impacts on the Funds.

h.  Reimbursement of Transfer Agent Fees and Expenses.  Natixis Advisors has given a binding contractual undertaking to Natixis Oakmark Fund, Natixis Oakmark International Fund and Small Cap Value Fund to reimburse any and all transfer agency expenses for the Funds’ Class N shares. This undertaking is in effect through April 30, 2019 and is not subject to recovery under the expense limitation agreement described above.

For the six months ended June 30, 2018, Natixis Advisors reimbursed the Funds for transfer agency expenses as follows:

Fund	Reimbursement of Transfer Agency Expenses Class N
Natixis Oakmark Fund	$76
Natixis Oakmark International Fund	34
Small Cap Value Fund	75

7.  Class-Specific Transfer Agent Fees and Expenses.  Transfer agent fees and expenses for Natixis Oakmark Fund, Natixis Oakmark International Fund, Small Cap Value Fund and Value Opportunity Fund attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

Intermediate Municipal Bond Fund allocates transfer agent fees and expenses on a pro rata basis based on the relative net assets of each class to the total net assets of those classes.

|  92

Notes to Financial Statements (continued)

June 30, 2018 (Unaudited)

For the six months ended June 30, 2018, Natixis Oakmark Fund, Natixis Oakmark International Fund, Small Cap Value Fund and Value Opportunity Fund incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable):

	Transfer Agent Fees and Expenses
Fund	Class A	Class C	Class N	Class Y
Natixis Oakmark Fund	$83,177	$25,691	$76	$20,824
Natixis Oakmark International Fund	252,500	161,376	34	97,789
Small Cap Value Fund	34,072	5,294	75	58,968
Value Opportunity Fund	30,962	20,463	275	376,342

8.  Line of Credit.  Effective April 12, 2018, each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, entered into a $400,000,000 committed unsecured line of credit provided by State Street Bank and Trust. Any one Fund may borrow up to $350,000,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $400,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid an arrangement fee, an upfront fee, and other fees in connection with the new line of credit agreement, which are being amortized over a period of 364 days and are reflected as miscellaneous expenses on the Statements of Operations. The unamortized balance is reflected as prepaid expenses on the Statements of Assets and Liabilities.

Prior to April 12, 2018, each Fund, together with certain other funds of Natixis Funds Trusts and Loomis Sayles Funds Trusts, entered into a 364-day, $400,000,000 syndicated, committed, unsecured line of credit with Citibank, N.A. to be used for temporary or emergency purposes only. Any one Fund was able borrow up to the full $400,000,000 under the line of credit (as long as all borrowings by all Funds in the aggregate did not exceed the $400,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest was charged to the Funds at a rate equal to the greater of the eurodollar or the federal funds rate plus 1.00%. In addition, a commitment fee of 0.15% per annum, payable on the last business day of each month, was accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.

For the six months ended June 30, 2018, Value Opportunity Fund had an average daily balance on the line of credit (for those days on which there were borrowings) of $15,892,956 at a weighted average interest rate of 5.50%. Interest expense incurred (which is reflected in miscellaneous expenses in the Statements of Operations) was $4,790.

93  |

Notes to Financial Statements (continued)

June 30, 2018 (Unaudited)

9.  Concentration of Risk.  The Natixis Oakmark International Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

10.  Concentration of Ownership.  From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of June 30, 2018, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Funds’ total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

	Number of 5% Non-Affiliated Account Holders	Percentage of Ownership
Fund
Intermediate Municipal Bond Fund	2	13.14%
Small Cap Value Fund	2	19.34%
Value Opportunity Fund	1	24.07%

Omnibus shareholder accounts for which Natixis Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Funds do not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

|  94

Notes to Financial Statements (continued)

June 30, 2018 (Unaudited)

11.  Capital Shares.  Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended June 30, 2018		Year Ended December 31, 2017
Intermediate Municipal Bond Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	166,870	$1,685,005	229,798	$2,338,481
Issued in connection with the reinvestment of distributions	6,407	63,794	8,554	86,576
Redeemed	(58,573)	(583,531)	(201,533)	(2,035,102)

Net change	114,704	$1,165,268	36,819	$389,955

Class C
Issued from the sale of shares	5,174	$52,393	37,992	$384,316
Issued in connection with the reinvestment of distributions	698	6,956	1,041	10,527
Redeemed	(55,853)	(557,469)	(209,349)	(2,113,286)

Net change	(49,981)	$(498,120)	(170,316)	$(1,718,443)

Class Y
Issued from the sale of shares	359,028	$3,583,137	1,561,548	$15,699,674
Issued in connection with the reinvestment of distributions	7,410	73,921	16,163	163,646
Redeemed	(1,606,256)	(16,047,127)	(3,700,092)	(37,356,486)

Net change	(1,239,818)	$(12,390,069)	(2,122,381)	$(21,493,166)

Increase (decrease) from capital share transactions	(1,175,095)	$(11,722,921)	(2,255,878)	$(22,821,654)

95  |

Notes to Financial Statements (continued)

June 30, 2018 (Unaudited)

11.  Capital Shares (continued).

	Six Months Ended June 30, 2018		Year Ended December 31, 2017(a)
Natixis Oakmark Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	1,205,976	$30,087,752	1,097,333	$25,510,597
Issued in connection with the reinvestment of distributions	128,527	3,115,449	319,749	7,630,446
Redeemed	(702,035)	(17,625,486)	(1,269,544)	(29,162,674)

Net change	632,468	$15,577,715	147,538	$3,978,369

Class C
Issued from the sale of shares	566,575	$12,288,163	745,200	$14,845,455
Issued in connection with the reinvestment of distributions	47,460	999,989	103,719	2,154,363
Redeemed	(555,421)	(12,147,090)	(932,134)	(18,618,843)

Net change	58,614	$1,141,062	(83,215)	$(1,619,025)

Class N
Issued from the sale of shares	—	$—	43	$1,001
Issued in connection with the reinvestment of distributions	— (b)	19	2	35

Net change	—	$19	45	$1,036

Class Y
Issued from the sale of shares	814,492	$21,156,157	1,112,569	$26,658,228
Issued in connection with the reinvestment of distributions	26,592	676,483	56,023	1,413,926
Redeemed	(593,484)	(15,591,454)	(414,820)	(9,936,832)

Net change	247,600	$6,241,186	753,772	$18,135,322

Increase (decrease) from capital share transactions	938,682	$22,959,982	818,140	$20,495,702

(a)	From commencement of operations on May 1, 2017 through December 31, 2017 for Class N shares.
(b)	Amount rounds to less than one share.

|  96

Notes to Financial Statements (continued)

June 30, 2018 (Unaudited)

11.  Capital Shares (continued).

	Six Months Ended June 30, 2018		Year Ended December 31, 2017(a)
Natixis Oakmark International Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	6,557,838	$102,786,454	17,257,564	$244,429,519
Issued in connection with the reinvestment of distributions	—	—	358,244	5,570,701
Redeemed	(11,525,896)	(179,585,131)	(22,730,001)	(331,480,871)

Net change	(4,968,058)	$(76,798,677)	(5,114,193)	$(81,480,651)

Class C
Issued from the sale of shares	3,314,492	$51,680,453	8,154,803	$116,119,552
Issued in connection with the reinvestment of distributions	—	—	92,603	1,414,038
Redeemed	(2,706,943)	(41,083,742)	(5,871,161)	(80,942,584)

Net change	607,549	$10,596,711	2,376,245	$36,591,006

Class N
Issued from the sale of shares	34,108	$544,182	72	$1,001
Issued in connection with the reinvestment of distributions	—	—	1	15
Redeemed	(10,612)	(158,755)	—	—

Net change	23,496	$385,427	73	$1,016

Class Y
Issued from the sale of shares	10,641,906	$166,009,119	11,434,503	$174,563,797
Issued in connection with the reinvestment of distributions	—	—	145,443	2,258,734
Redeemed	(2,598,143)	(40,028,319)	(466,061)	(7,177,317)

Net change	8,043,763	$125,980,800	11,113,885	$169,645,214

Increase (decrease) from capital share transactions	3,706,750	$60,164,261	8,376,010	$124,756,585

(a)	From commencement of operations on May 1, 2017 through December 31, 2017 for Class N and Class Y shares.

97  |

Notes to Financial Statements (continued)

June 30, 2018 (Unaudited)

11.  Capital Shares (continued).

	Six Months Ended June 30, 2018		Year Ended December 31, 2017(a)
Small Cap Value Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	512,523	$9,633,411	528,606	$10,288,324
Issued in connection with the reinvestment of distributions	127,207	2,265,483	524,190	9,889,735
Redeemed	(793,565)	(14,796,852)	(1,421,549)	(27,416,197)

Net change	(153,835)	$(2,897,958)	(368,753)	$(7,238,138)

Class C
Issued from the sale of shares	17,348	$196,431	55,927	$696,634
Issued in connection with the reinvestment of distributions	54,962	597,988	216,985	2,595,862
Redeemed	(861,243)	(9,902,658)	(459,714)	(5,852,124)

Net change	(788,933)	$(9,108,239)	(186,802)	$(2,559,628)

Class N
Issued from the sale of shares	—	$—	51	$1,001
Issued in connection with the reinvestment of distributions	2	30	4	82

Net change	2	$30	55	$1,083

Class Y
Issued from the sale of shares	233,422	$4,490,512	2,498,754	$49,774,371
Issued in connection with the reinvestment of distributions	217,294	4,013,425	1,011,202	19,723,081
Redeemed	(2,208,236)	(42,528,197)	(3,367,033)	(66,987,307)

Net change	(1,757,520)	$(34,024,260)	142,923	$2,510,145

Increase (decrease) from capital share transactions	(2,700,286)	$(46,030,427)	(412,577)	$(7,286,538)

(a)	From commencement of operations on May 1, 2017 through December 31, 2017 for Class N shares.

|  98

Notes to Financial Statements (continued)

June 30, 2018 (Unaudited)

11.  Capital Shares (continued).

	Six Months Ended June 30, 2018		Year Ended December 31, 2017
Value Opportunity Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	221,887	$5,000,419	507,412	$10,847,723
Issued in connection with the reinvestment of distributions	27,180	593,057	53,873	1,220,217
Redeemed	(459,716)	(10,415,749)	(1,855,342)	(39,766,540)

Net change	(210,649)	$(4,822,273)	(1,294,057)	$(27,698,600)

Class C
Issued from the sale of shares	36,177	$769,675	126,549	$2,575,468
Issued in connection with the reinvestment of distributions	24,125	498,179	32,929	708,304
Redeemed	(569,505)	(12,115,536)	(1,479,508)	(29,990,166)

Net change	(509,203)	$(10,847,682)	(1,320,030)	$(26,706,394)

Class N
Issued from the sale of shares	932,565	$21,633,087	1,429,409	$30,969,311
Issued in connection with the reinvestment of distributions	56,449	1,245,266	160,150	3,662,639
Redeemed	(2,560,358)	(60,184,585)	(2,872,239)	(62,808,162)

Net change	(1,571,344)	$(37,306,232)	(1,282,680)	$(28,176,212)

Class Y
Issued from the sale of shares	5,258,911	$118,968,178	7,066,393	$154,672,829
Issued in connection with the reinvestment of distributions	414,812	9,154,895	854,159	19,560,236
Redeemed	(6,308,737)	(143,033,331)	(17,603,866)	(380,954,617)

Net change	(635,014)	$(14,910,258)	(9,683,314)	$(206,721,552)

Increase (decrease) from capital share transactions	(2,926,210)	$(67,886,445)	(13,580,081)	$(289,302,758)

99  |

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a) (1)	Not applicable.

(a) (2)

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith as Exhibits (a)(2)(1) and (a)(2)(2), respectively.

(a) (3)	Not applicable.

(b)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust I

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	August 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	August 21, 2018

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	August 21, 2018